UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-607-2200

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	January 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 94.3%
Banks — 10.5%
685,340	BNP Paribas SA - ADR	$18,048,429
282,535	Citigroup, Inc.	13,265,018
411,325	DBS Group Holdings Ltd. - ADR	24,058,399
407,270	HSBC Holdings Plc - ADR	18,620,384
1,857,860	KeyCorp	24,133,601
210,220	Morgan Stanley	7,107,538
605,225	Skandinaviska Enskilda Banken AB - ADR(b)	7,377,693
		112,611,062
Consumer Discretionary — 15.5%
806,830	Bridgestone Corp. - ADR	15,942,961
266,080	Daihatsu Motor Co. Ltd. - ADR	7,402,346
455,945	Dollar General Corp.(b)	30,575,672
272,190	Macy’s, Inc.	17,387,497
240,550	NIKE, Inc. - Class B	22,190,738
472,170	Pandora A/S - ADR	8,484,895
371,980	Sky Plc - ADR	20,756,483
278,515	Viacom, Inc. - Class B	17,941,936
365,895	Yum! Brands, Inc.	26,446,891
		167,129,419
Consumer Staples — 8.1%
175,035	CVS Health Corp.	17,181,436
820,215	J Sainsbury Plc - ADR	12,631,311
120,460	Lorillard, Inc.	7,903,381
603,195	Svenska Cellulosa AB SCA - ADR	14,549,063
494,890	Unilever NV	21,580,416
567,905	Wilmar International Ltd. - ADR	13,584,288
		87,429,895
Diversified Financials — 1.7%
1,599,870	ORIX Corp.	18,624,051
Energy — 4.1%
121,655	China Petroleum & Chemical Corp. - ADR	9,636,293
428,770	ConocoPhillips	27,003,935
148,870	Valero Energy Corp.	7,872,246
		44,512,474
Health Care — 14.6%
198,635	Aetna, Inc.	18,238,666
375,225	AstraZeneca Plc	26,805,830
535,045	Mylan, Inc.(b)	28,437,642
993,430	Pfizer, Inc.	31,044,688
227,570	Thermo Fisher Scientific, Inc.	28,494,040
213,370	Zimmer Holdings, Inc.	23,918,777
		156,939,643
Industrials — 10.8%
57,270	Cummins, Inc.	7,986,874
116,420	Illinois Tool Works, Inc.	10,837,538
948,200	Itochu Corp. - ADR	19,248,459
Shares		Value
Industrials (continued)
117,785	Kirby Corp.(b)	$8,538,235
240,955	Nielsen Holdings NV	10,496,000
275,840	Raytheon Co.	27,597,791
179,675	Union Pacific Corp.	21,059,707
129,000	United Rentals, Inc.(b)	10,687,649
		116,452,253
Information Technology — 13.3%
363,660	Apple, Inc.	42,606,406
162,260	Avago Technologies Ltd.	16,693,309
303,425	Hitachi Ltd. - ADR	22,872,177
242,980	NXP Semiconductor NV(b)	19,278,033
327,560	Qualcomm, Inc.	20,459,398
460,410	Teradata Corp.(b)	20,515,870
		142,425,193
Insurance — 4.3%
145,830	ACE Ltd.	15,743,807
274,420	American International Group, Inc.	13,410,905
2,393,720	RSA Insurance Group Plc - ADR	16,779,977
		45,934,689
Materials — 0.9%
677,835	Sumitomo Metal Mining Co. Ltd. - ADR	9,862,499

Real Estate — 1.2%
826,505	Wharf Holdings Ltd. - ADR	13,257,140

Telecommunication Services — 4.8%
408,585	China Telecom Corp. Ltd. - ADR	23,926,738
1,056,709	KDDI Corp. - ADR	18,777,719
383,660	Tim Participacoes SA - ADR	8,467,376
		51,171,833
Utilities — 4.5%
595,895	American Water Works Co., Inc.	33,453,545
602,690	Tokyo Gas Co. Ltd. - ADR	14,464,559
		47,918,104
Total Common Stocks (Cost $912,299,158)		1,014,268,255

1

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Shares		Value
INVESTMENT COMPANY — 5.7%
61,136,500	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	$61,136,500
Total Investment Company (Cost $61,136,500)		61,136,500
TOTAL INVESTMENTS — 100.0% (Cost $973,435,658)(a)		1,075,404,755
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		176,450
NET ASSETS — 100.0%		$1,075,581,205

(a)	Cost for federal income tax purposes is $973,449,095 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$143,123,419
Unrealized depreciation	(41,167,759)
Net unrealized appreciation	$101,955,660
(b)	Non-income producing security.
(c)	Rate shown represents current yield at January 31, 2015.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	10.5%
Consumer Discretionary	15.5%
Consumer Staples	8.1%
Diversified Financials	1.7%
Energy	4.1%
Health Care	14.6%
Industrials	10.8%
Information Technology	13.3%
Insurance	4.3%
Materials	0.9%
Real Estate	1.2%
Telecommunication Services	4.8%
Utilities	4.5%
Other*	5.7%
100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 88.0%
ARGENTINA — 0.3%
285,000	MercadoLibre, Inc.	$35,322,900
BELGIUM — 0.3%
511,000	UCB SA(e)	39,825,156
BRAZIL — 0.7%
2,110,000	Cielo SA	31,454,393
5,450,117	Itau Unibanco Holding SA - ADR	66,055,418
		97,509,811
CHINA — 1.4%
1,076,200	Alibaba Group Holding Ltd. - ADR(b)	95,867,896
429,000	Baidu, Inc. - ADR(b)	93,487,680
		189,355,576
DENMARK — 0.6%
1,705,000	Novo Nordisk A/S - Class B	76,513,132
FINLAND — 1.8%
1,000,000	Kone Oyj - Class B	45,143,283
3,970,000	Sampo Oyj - A Shares(e)	192,542,488
		237,685,771
FRANCE — 1.3%
990,000	L’Oreal SA	177,928,381
GERMANY — 1.1%
1,236,000	Bayerische Motoren Werke AG	144,416,019
HONG KONG — 1.2%
2,435,718	Jardine Matheson Holdings Ltd.(e)	156,056,452
INDIA — 2.2%
3,073,000	Asian Paints Ltd.(e)	42,558,582
5,295,000	Housing Development Finance Corp.(e)	107,934,730
10,769,000	ITC Ltd.(e)	64,081,940
4,024,000	Motherson Sumi Systems Ltd.(e)	29,308,572
6,395,000	Titan Co. Ltd.(e)	44,460,919
		288,344,743
ITALY — 0.3%
5,832,000	Prada SpA(e)	34,229,325
JAPAN — 4.0%
7,770,000	Astellas Pharma, Inc.	121,052,670
3,174,000	KDDI Corp.	226,042,425
3,840,000	Nomura Research Institute Ltd.(e)	131,618,837
447,000	Ono Pharmaceutical Co. Ltd.	47,581,538
		526,295,470
NETHERLANDS — 3.2%
822,000	ASML Holding NV	85,438,680
785,000	Core Laboratories NV	72,808,750
393,000	Koninklijke Vopak NV	22,020,097
Shares		Value
NETHERLANDS (continued)
10,256,537	Reed Elsevier NV(e)	$251,962,930
		432,230,457
SINGAPORE — 0.7%
2,902,000	Jardine Cycle & Carriage Ltd.(e)	90,741,130
SOUTH AFRICA — 0.5%
479,000	Naspers Ltd. - Class N	69,838,570
SWEDEN — 0.8%
8,800,000	Nordea Bank AB	111,991,492
SWITZERLAND — 2.9%
2,343,000	Nestle SA	179,769,495
608,097	Roche Holding AG	164,640,508
20,200	SGS SA	38,499,238
		382,909,241
THAILAND — 0.8%
3,676,000	Airports of Thailand Public Co. Ltd.(e)	36,389,366
53,661,000	CP ALL Public Co. Ltd.(e)	68,039,459
		104,428,825
UNITED KINGDOM — 3.3%
4,991,000	ARM Holdings Plc	78,256,906
1,289,768	ASOS Plc(b)	53,364,769
8,098,800	Sky Plc(e)	113,201,719
3,668,000	Rolls-Royce Holdings Plc	49,253,268
1,560,699	Rotork Plc(e)	54,184,423
1,635,712	Wolseley Plc(e)	95,148,837
		443,409,922
UNITED STATES — 60.6%
526,400	Allergan, Inc.	115,418,464
1,710,862	Altria Group, Inc.	90,846,772
3,739,065	Apple, Inc.	438,068,855
4,523,673	Applied Materials, Inc.	103,320,691
2,550,000	Automatic Data Processing, Inc.	210,451,500
244,380	AutoZone, Inc.(b)	145,885,085
2,728,957	Bank of New York Mellon Corp. (The)	98,242,452
2,012,000	Baxter International, Inc.	141,463,720
1,390,000	Becton Dickinson and Co.	191,931,200
781,377	Bed Bath & Beyond, Inc.(b)	58,423,558
267,000	Biogen Idec, Inc.(b)	103,905,720
727,000	BioMarin Pharmaceutical, Inc.(b)	70,635,320
269,225	California Resources Corp(b)	1,378,432
754,000	Cerner Corp.(b)	50,027,900
1,766,300	CH Robinson Worldwide, Inc.	125,795,886
3,059,000	Charles Schwab Corp. (The)	79,472,820
5,072,200	Coca-Cola Co. (The)	208,822,474
2,244,400	Colgate-Palmolive Co.	151,541,888
365,250	DIRECTV(b)	31,148,520
3,286,000	Discovery Communications, Inc. - Class A(b)	95,244,710
301,000	Discovery Communications, Inc. - Class C(b)	8,391,880

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
1,923,600	eBay, Inc.(b)	$101,950,800
5,253,393	EMC Corp.	136,220,480
1,204,000	EOG Resources, Inc.	107,192,120
1,461,000	Facebook, Inc. - Class A(b)	110,904,510
1,490,500	Fluor Corp.	79,875,895
953,000	FMC Technologies, Inc.(b)	35,718,440
2,326,800	Gap, Inc. (The)	95,840,892
1,425,800	Gilead Sciences, Inc.(b)	149,466,614
73,000	Google, Inc. - Class A(b)	39,241,150
62,000	Google, Inc. - Class C(b)	33,140,240
3,841,100	Hewlett-Packard Co.	138,778,943
2,115,000	Johnson & Johnson	211,796,100
2,098,798	JPMorgan Chase & Co.	114,132,635
422,000	Kansas City Southern	46,457,980
3,060,000	Kraft Foods Group, Inc.	199,940,400
874,000	Las Vegas Sands Corp.	47,519,380
227,000	Linkedin Corp(b)	51,015,980
1,226,224	Lockheed Martin Corp.	230,983,815
202,000	Markel Corp.(b)(e)	138,038,720
2,511,500	Mastercard, Inc. - Class A	206,018,345
4,161,600	Mattel, Inc.	111,947,040
1,096,756	Medidata Solutions, Inc.(b)(e)	47,149,540
2,045,800	Medtronic Plc	146,070,120
2,561,900	Merck & Co., Inc.	154,431,332
1,052,600	Molson Coors Brewing Co. - Class B	79,923,918
746,000	Monsanto Co.	88,013,080
715,000	NIKE, Inc. - Class B	65,958,750
5,453,900	NVIDIA Corp.	104,742,150
1,128,363	Occidental Petroleum Corp.	90,269,040
3,951,820	Oracle Corp.	165,541,740
1,400,600	PepsiCo, Inc.	131,348,268
1,584,183	PNC Financial Services Group, Inc. (The)	133,926,831
168,650	Priceline Group, Inc. (The)(b)	170,248,802
212,000	Regeneron Pharmaceuticals, Inc.(b)	88,331,920
3,073,378	Schlumberger Ltd.	253,215,613
1,014,485	T Rowe Price Group, Inc.	79,860,259
4,087,700	Texas Instruments, Inc.	218,487,565
1,345,800	Union Pacific Corp.	157,741,218
1,279,600	United Technologies Corp.	146,872,488
5,021,238	US Bancorp	210,440,085
476,000	Visa, Inc. - Class A	121,337,160
1,605,655	Wal-Mart Stores, Inc.	136,448,562
4,281,000	Wells Fargo & Co.	222,269,520
1,023,000	Workday, Inc. - Class A(b)	81,287,580
193,000	WW Grainger, Inc.	45,517,120
		8,046,030,987
Total Common Stocks (Cost $9,967,323,068)		11,685,063,360
Principal
Amount		Value
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Bank — 0.6%
$1,600,000	0.07%, 02/04/15(c)	$1,599,994
650,000	0.06%, 02/09/15(c)	649,992
46,000,000	0.07%, 02/09/15(c)	45,999,374
9,800,000	0.06%, 02/10/15(c)	9,799,869
15,125,000	0.06%, 02/11/15(c)	15,124,773
700,000	0.10%, 02/13/15(c)	699,979
Total U.S. Government Agencies (Cost $73,873,981)		73,873,981

Shares
EXCHANGE TRADED FUNDS — 8.8%
3,147,000	iShares Core S&P 500 Index Fund	632,137,890
16,173,000	iShares MSCI Japan Index Fund	185,827,770
388,000	SPDR S&P 500 ETF Trust	77,394,360
1,920,000	Vanguard FTSE Emerging Markets ETF	76,684,800
4,000,000	WisdomTree Japan Hedged Equity Fund	196,880,000
Total Exchange Traded Funds (Cost $1,140,484,666)		1,168,924,820
INVESTMENT COMPANY — 3.5%
467,021,000	Federated Government Obligations Fund, 0.02%(d)	467,021,000
Total Investment Company (Cost $467,021,000)		467,021,000
TOTAL INVESTMENTS — 100.9% (Cost $11,648,702,715)(a)		13,394,883,161
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(113,468,055)
NET ASSETS — 100.0%		$13,281,415,106

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

(a)	Cost for federal income tax purposes is $11,661,238,133 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$2,008,907,893
Unrealized depreciation	(275,262,865)
Net unrealized appreciation	$1,733,645,028
(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at January 31, 2015.
(e)	This security is considered either fully or partially illiquid. These securities or portions thereof have a value of $1,223,931,549 or 9.22% of net assets.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.4%
Consumer Discretionary	11.2%
Consumer Staples	11.2%
Diversified Financials	2.8%
Energy	4.4%
Health Care	14.5%
Industrials	9.8%
Information Technology	21.7%
Insurance	2.5%
Materials	1.0%
Telecommunication Services	2.5%
Other*	12.0%
100%

*	Includes cash and equivalents, investment companies, exchange traded funds, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

5

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	January 31, 2015
(Unaudited)

Shares		Value
COMMON STOCKS — 87.6%
AUSTRALIA — 1.4%
29,208	Acrux Ltd.	$34,790
135,571	Adelaide Brighton Ltd.	377,841
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	78,509
119,863	Alcyone Resources Ltd.(b)(c)(d)	35
94,983	ALS Ltd.	362,327
13,518	Altium Ltd.	31,571
103,290	Alumina Ltd.(d)	155,998
32,208	Amalgamated Holdings Ltd.	294,870
102,022	Amcom Telecommunications Ltd.	227,153
32,227	Ansell Ltd.	568,761
38,563	Antares Energy Ltd.(d)	5,254
14,818	AP Eagers Ltd.	71,407
16,395	APA Group	103,640
117,724	APN News & Media Ltd.(d)	74,235
48,666	Aquarius Platinum Ltd.(d)	10,419
4,250	ARB Corp. Ltd.	38,314
129,172	Aristocrat Leisure Ltd.	705,935
1,547,765	Arrium Ltd.	247,011
455,767	Asciano Ltd.	2,139,535
30,331	ASG Group Ltd.(d)	15,584
14,463	Atlas Iron Ltd.	1,914
87,070	Ausdrill Ltd.	25,419
253,296	Ausnet Services	276,068
28,194	Austal Ltd.(d)	34,021
17,417	Austbrokers Holdings Ltd.	119,592
188,262	Australian Agricultural Co. Ltd.(d)	234,499
141,784	Australian Pharmaceutical Industries Ltd.	100,445
54,981	Automotive Holdings Group Ltd.	161,794
345,689	AWE Ltd.(d)	361,965
104,024	Bank of Queensland Ltd.	1,013,095
5,295	BC Iron Ltd.	1,917
831,937	Beach Energy Ltd.	621,757
81,049	Beadell Resources Ltd.(d)	17,983
342,118	Bendigo & Adelaide Bank Ltd.	3,563,619
163,094	Billabong International Ltd.(d)	81,260
2,067	Blackmores Ltd.	64,946
183,375	BlueScope Steel Ltd.(d)	718,071
385,623	Boral Ltd.	1,681,164
20,608	Bradken Ltd.	43,798
15,029	Breville Group Ltd.	84,943
17,433	Brickworks Ltd.	164,352
17,980	BT Investment Management Ltd.	100,782
53,909	Cabcharge Australia Ltd.	182,562
54,109	Caltex Australia Ltd.	1,407,781
255,734	Cape Lambert Resources Ltd.	15,131
58,430	Cardno Ltd.	134,644
279,117	Carnarvon Petroleum Ltd.(d)	30,421
16,047	carsales.com Ltd.	128,674
Shares		Value
AUSTRALIA (continued)
129,012	Cash Converters International Ltd.	$110,982
9,912	Cedar Woods Properties Ltd.	44,910
78,031	Challenger Ltd.	383,315
2,606,749	Charter Hall Retail REIT(c)	8,908,876
84,396	Coal of Africa Ltd.(d)	2,300
52,326	Coca-Cola Amatil Ltd.	395,138
14,586	Cochlear Ltd.	942,483
119,759	Coffey International Ltd.(d)	24,707
24,164	Computershare Ltd.	218,780
6,689	Corporate Travel Management Ltd.	50,824
14,117	Credit Corp. Group Ltd.	128,584
28,009	CSG Ltd.	26,166
133,870	CSR Ltd. - Placement Shares	416,872
16,210	Decmil Group Ltd.	15,837
7,518	Devine Ltd.(d)	5,443
15,520	Domino’s Pizza Enterprises Ltd.	317,040
234,808	Downer EDI Ltd.	769,581
131,193	Drillsearch Energy Ltd.(d)	79,664
22,605	DUET Group.	43,995
51,932	DuluxGroup Ltd.	241,766
260,817	Echo Entertainment Group Ltd.	822,337
22,445	Elders Ltd.(d)	57,488
399,090	Emeco Holdings Ltd.(d)	37,283
37,250	Energy Resources of Australia Ltd.(d)	37,844
131,257	Energy World Corp. Ltd.(d)	30,144
17	Equity Trustees Ltd.	265
26,509	Eservglobal Ltd.(d)	10,112
539,780	Fairfax Media Ltd.	378,197
497,336	FAR Ltd.(d)	35,233
16,777	Finbar Group Ltd.	16,653
2,582	Fleetwood Corp. Ltd.	2,935
9,044	Flight Centre Travel Group Ltd.	266,211
704,466	Focus Minerals Ltd.(d)	5,484
859	Folkestone Education Trust REIT	1,337
15,730	G.U.D. Holdings Ltd.	96,130
49,125	G8 Education Ltd.	160,624
873,603	Goodman Fielder Ltd.	435,265
57,126	GrainCorp Ltd. - Class A	396,251
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	150,785
28,670	Hansen Technologies Ltd.	38,725
241,775	Harvey Norman Holdings Ltd.	743,477
105,334	Hillgrove Resources Ltd.(d)	31,161
72,090	Hills Ltd.	60,612
157,057	Horizon Oil Ltd.(d)	15,284
74,364	iiNET Ltd.	434,193
59,560	Iluka Resources Ltd.	327,818
104,051	Imdex Ltd.(d)	23,896
12,050	IMF Bentham Ltd.	20,169
425,290	Incitec Pivot Ltd.	1,195,230
105,134	Independence Group NL	405,142
72,251	Infigen Energy(d)	14,062

6

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
AUSTRALIA (continued)
40,796	Infomedia Ltd.	$29,219
707,022	Invocare Ltd.(c)	7,182,946
53,982	IOOF Holdings Ltd.	396,716
34,010	Iress Ltd.	273,506
21,267	JB Hi-Fi Ltd.	277,319
89,162	Kingsgate Consolidated Ltd.(b)(c)(d)	54,836
14,222	Leighton Holdings Ltd.	228,412
392,774	Lynas Corp. Ltd.(d)	13,760
37,973	M2 Group Ltd.	266,058
72,852	MACA Ltd.	46,507
328,362	Macmahon Holdings Ltd.(d)	14,571
1,285	Macquarie Telecom Group Ltd.	5,022
16,274	Magellan Financial Group Ltd.	242,364
1,743	Maverick Drilling & Exploration Ltd.(d)	210
26,811	Mayne Pharma Group Ltd.(d)	13,045
18,709	McMillan Shakespeare Ltd.	167,497
78,594	Medusa Mining Ltd.(d)	50,478
10,438	Melbourne IT Ltd.	11,133
295,623	Metcash Ltd.	336,008
90,921	Metgasco Ltd.(d)	2,548
30,568	Mincor Resources NL	17,134
96,416	Mineral Resources Ltd.	505,904
114,819	MMA Offshore Ltd.	71,509
920,000	MMG Ltd.	263,457
13,431	Monadelphous Group Ltd.	85,321
59,782	Mortgage Choice Ltd.	112,162
299,441	Mount Gibson Iron Ltd.	50,120
1,050	MyState Ltd.	3,899
24,976	Navitas Ltd.	104,413
128,661	New Hope Corp. Ltd.	236,384
94,155	Newcrest Mining Ltd.(d)	993,945
52,364	Newsat Ltd.(d)	4,077
536,185	Nexus Energy Ltd.(b)(d)	0
127,143	NIB Holdings Ltd.	327,627
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	0
150,444	Northern Star Resources Ltd.	210,232
120,369	NRW Holdings Ltd.	26,707
21,303	Nufarm Ltd.	94,365
142,469	OceanaGold Corp.(d)	313,932
6,370	Orocobre Ltd.(d)	14,530
60,679	OZ Minerals Ltd.	182,814
23,610	OzForex Group Ltd.	46,686
335,482	Pacific Brands Ltd.	127,975
2,105,155	Pact Group Holdings Ltd.(c)	7,751,833
282,338	Paladin Energy Ltd.(d)	83,524
338,477	PanAust Ltd.	318,841
174,602	Panoramic Resources Ltd.	61,847
19,902	Peet Ltd.	16,113
4,407	Perpetual Ltd.	168,729
105,771	Perseus Mining Ltd.(d)	28,408
48,159	Platinum Asset Mangement Ltd.	326,179
67,411	Platinum Australia Ltd.(b)(c)(d)	315
85,726	PMP Ltd.(d)	27,029
Shares		Value
AUSTRALIA (continued)
24,941	Premier Investments Ltd.	$199,408
128,450	Primary Health Care Ltd.	462,993
25,653	Prime Media Group Ltd.	16,077
61,450	Programmed Maintenance Services Ltd.	103,810
372,464	Qantas Airways Ltd.(d)	756,805
67,738	Qube Holdings Ltd.	123,398
47,987	RCR Tomlinson Ltd.	76,584
6,531	REA Group Ltd.	251,932
30,974	Reckon Ltd.	46,056
95,161	Red Fork Energy Ltd.(b)(c)(d)	445
8,498	Reece Australia Ltd.	213,423
56,462	Regis Resources Ltd.(d)	83,296
570	Reject Shop Ltd. (The)	2,583
51,024	Resolute Mining Ltd.(d)	14,697
27,877	Retail Food Group Ltd.	133,903
101,020	Ridley Corp. Ltd.	71,566
4,191	Ruralco Holdings Ltd.	11,876
10,681	Sandfire Resources NL	35,506
383,311	Saracen Mineral Holdings Ltd.(d)	107,427
55,405	Seek Ltd.	769,921
11,618	Select Harvests Ltd.	59,875
182,455	Senex Energy Ltd.(d)	39,061
16,377	Servcorp Ltd.	64,768
19,063	Seven Group Holdings Ltd.	76,132
139,953	Seven West Media Ltd.	142,729
4,810,354	Shopping Centres Australasia Property Group REIT(c)	7,227,590
147,439	Sigma Pharmaceuticals Ltd.	91,825
6,488	Silex Systems Ltd.(d)	2,652
9,054	Sirtex Medical Ltd.	189,958
75,905	Skilled Group Ltd.	77,411
44,691	Slater & Gordon Ltd.	231,019
182,994	Southern Cross Media Group Ltd.	150,296
19,976	Spark Infrastructure Group	33,280
189,721	St Barbara Ltd.(d)	31,017
137,375	STW Communications Group Ltd.	98,391
318,101	Sundance Energy Australia Ltd.(d)	115,154
63,254	Sunland Group Ltd.	83,714
22,520	Super Retail Group Ltd.	153,053
275,283	Tabcorp Holdings Ltd.	979,388
78,791	Tap Oil Ltd.(d)	23,002
32,713	Tassal Group Ltd.	96,011
268,979	Tatts Group Ltd.	808,286
42,660	Technology One Ltd.	110,260
523,796	Ten Network Holdings Ltd.(d)	81,555
69,352	TFS Corp. Ltd.	79,366
57,103	Thorn Group Ltd.	127,141
190,524	Tiger Resources Ltd.(d)	7,268
255,964	Toll Holdings Ltd.	1,233,470
188,636	Toro Energy Ltd.(d)	12,189
66,000	Tox Free Solutions Ltd.	149,519

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
AUSTRALIA (continued)
27,100	TPG Telecom Ltd.	$141,352
200,517	Transfield Services Ltd.(d)	221,666
456,872	Transpacific Industries Group Ltd.	293,432
239,665	Treasury Wine Estates Ltd.	917,971
92,834	Troy Resources Ltd.(d)	40,111
144,020	UXC Ltd.	83,529
101,055	Venture Minerals Ltd.(d)	2,911
60,726	Village Roadshow Ltd.	288,379
492,324	Virgin Australia Holdings Ltd.(d)	180,139
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
4,968	Virtus Health Ltd.	31,057
12,385	Vocus Communications Ltd.	59,875
51,085	Washington H. Soul Pattinson & Co. Ltd.	515,416
7,324	Webjet Ltd.	16,649
57,355	Western Areas NL	179,497
112,652	Whitehaven Coal Ltd.(d)	108,748
43,426	Worleyparsons Ltd.	325,225
		77,944,625
AUSTRIA — 0.1%
1,036	Agrana Beteiligungs AG	81,971
401	AMAG Austria Metall AG(e)	12,561
24,805	ams AG	977,936
3,534	Andritz AG	191,683
4,521	A-TEC Industries AG(b)(c)(d)	0
5,240	Austria Technologie & Systemtechnik AG	67,975
6,441	BUWOG AG	126,060
868	CA Immobilien Anlagen AG	17,611
827	DO & CO AG	62,145
3,052	EVN AG	33,715
589	Flughafen Wien AG	51,109
1,625	Lenzing AG	105,327
1,068	Mayr Melnhof Karton AG	110,329
14,426	Oesterreichische Post AG	715,627
3,404	Palfinger AG	89,047
5,197	POLYTEC Holding AG	39,916
19,857	Raiffeisen Bank International AG	233,358
6,198	RHI AG	163,186
516	Rosenbauer International AG	39,294
5,208	S IMMO AG	40,312
2,934	Schoeller-Bleckmann Oilfield Equipment AG	173,362
2,386	Semperit AG Holding	105,690
22,305	Strabag SE	494,891
2,205	UNIQA Insurance Group AG	18,687
2,764	Verbund AG	48,411
6,198	Vienna Insurance Group AG Wiener Versicherung Gruppe	263,444
69,490	Voestalpine AG	2,477,411
40,993	Wienerberger AG	580,181
1,597	Wolford AG(d)	38,420
Shares		Value
AUSTRIA (continued)
6,441	Zumtobel Group AG	$148,259
		7,507,918
BAHAMAS — 0.0%
488	United International Enterprises	73,368
BELGIUM — 0.3%
11,146	Ackermans & van Haaren NV	1,325,615
107,242	Ageas	3,675,477
97,067	AGFA - Gevaert NV(d)	226,939
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
129	Banque Nationale de Belgique	509,012
1,108	Barco NV	71,353
41,472	Belgacom SA	1,546,249
2,364	Cie d’Entreprises CFE	225,458
1,433	Cie Immobiliere de Belgique SA	77,240
2,727	Cie Maritime Belge SA	42,756
711	Cofinimmo SA REIT	86,971
6,865	Colruyt SA	317,007
23,480	Deceuninck NV	48,581
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
50,793	Delhaize Group SA	4,226,054
10,300	D’ieteren SA NV	333,107
9,725	Econocom Group SA	79,650
2,295	Elia System Operator SA NV	100,842
6,864	Euronav NV(d)	80,588
5,314	Exmar NV	46,837
7,223	Fagron NV	295,218
2,849	Galapagos NV(d)	58,528
151	Jensen-Group NV	3,028
4,965	Kinepolis Group NV	218,245
47	Lotus Bakeries	56,440
3,650	Melexis NV	183,127
11,572	Mobistar SA(d)	257,079
12,559	NV Bekaert SA	379,696
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
31,275	Nyrstar NV(d)	117,649
1,265	RealDolmen NV SA(d)	26,416
4,505	Recticel SA	26,044
118	Resilux	17,081
30	Retail Estates NV REIT	2,458
19,241	RHJ International SA(d)	101,101
5,564	Sioen Industries NV	80,477
2,522	Sipef NV	147,907
2,916	Telenet Group Holding NV(d)	162,134
7,663	Tessenderlo Chemie NV(d)	198,424
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
20,569	Umicore SA	861,961
1,563	Van de Velde NV	85,033
6,098	Viohalco SA(d)	15,359

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
BELGIUM (continued)
1,956	Warehouses De Pauw SCA REIT	$150,298
		16,463,439
BERMUDA — 0.9%
151,229	Archer Ltd.(d)	60,093
260,000	Argo Group International Holdings Ltd.(c)	13,907,399
206,975	Catlin Group Ltd.	2,172,876
400,000	Endurance Specialty Holdings Ltd.(c)(d)	24,448,000
155,814	Golden Ocean Group Ltd.	97,047
80,000	Helen of Troy Ltd.(d)	6,017,599
115,241	Hiscox Ltd.	1,274,921
4,846	Hoegh LNG Holdings Ltd.(d)	47,984
23,772	Northern Offshore Ltd.	9,538
197,400	Wilson Sons Ltd. - BDR(c)	2,243,809
		50,279,266
BRAZIL — 0.8%
613,000	Abril Educacao SA(d)	2,213,722
7,300	AES Tiete SA	37,109
4,900	AES Tiete SA - Preference Shares	30,241
180,200	All - America Latina Logistica SA	258,556
47,274	Alpargatas SA - Preference Shares	150,283
283,400	Alupar Investimento SA - Units	2,006,746
2,000	Arezzo Industria e Comercio SA	17,471
1,221	Banco ABC Brasil SA(c)(d)	5,165
44,186	Banco ABC Brasil SA - Preference Shares	186,904
15,800	Banco Daycoval SA - Preference Shares	49,286
82,190	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	373,695
16,000	Banco Industrial e Comercial SA - Preference Shares(d)	32,498
34,829	Banco Pan SA - Preference Shares(d)	22,326
22,247	Banco Pine SA - Preference Shares	30,428
16,200	Banco Sofisa SA - Preference Shares(c)	14,490
9,700	Bematech SA	37,235
7,800	BHG SA - Brazil Hospitality Group(d)	50,290
27,507	BM&FBovespa SA	93,288
18,392	BR Malls Participacoes SA	104,392
25,200	Brasil Brokers Participacoes SA	25,357
12,400	Brasil Insurance Participacoes e Administracao SA	9,335
687,500	Brasil Pharma SA(d)	286,965
98,418	Braskem SA - Class A, Preference Shares	456,649
13,200	Centrais Eletricas Brasileiras SA	25,237
Shares		Value
BRAZIL (continued)
13,800	Centrais Eletricas Brasileiras SA - Preference B Shares	$31,578
3,200	Centrais Eletricas Santa Catarina - Preference Shares	16,386
36,400	CETIP SA - Mercados Organizados	467,336
3,600	Cia de Gas de Sao Paulo - Class A, Preference Shares	60,106
5,500	Cia de Saneamento Basico do Estado de Sao Paulo	27,262
2,900	Cia de Saneamento de Minas Gerais-COPASA	18,373
4,000	Cia de Saneamento do Parana - Preference Shares	7,454
1,992	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	29,124
5,100	Cia Energetica de Minas Gerais	23,759
7,500	Cia Energetica de Minas Gerais - Preference Shares	33,290
10,800	Cia Energetica de Sao Paulo -Class B, Preference Shares	94,828
2,075	Cia Energetica do Ceara - Class A, Preference Shares	27,685
11,708	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	31,722
34,400	Cia Hering	233,201
14,000	Cia Paranaense de Energia - Class B, Preference Shares	162,788
18,300	Cia Providencia Industria e Comercio SA(d)	55,584
182,500	Cia Siderurgica Nacional SA	282,940
8,420	Contax Participacoes SA - Units	33,074
3,000	Cosan Logistica SA(d)	2,449
20,700	Cosan SA Industria e Comercio	189,237
22,600	CPFL Energia SA	141,837
43,540	Cyrela Brazil Realty SA Empreendimentos e Participacoes	175,409
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,625
18,152	Direcional Engenharia SA	43,972
150,879	Duratex SA	417,788
19,400	EcoRodovias Infraestrutura e Logistica SA	74,975
15,500	EDP - Energias do Brasil SA	50,025
390,320	Embraer SA	3,453,348
14,569	Equatorial Energia SA	135,740
9,000	Estacio Participacoes SA	55,981
61,986	Eternit SA	71,151
69,100	Even Construtora e Incorporadora SA	111,508
24,032	Ez Tec Empreendimentos e Participacoes SA	147,779
500	Fertilizantes Heringer SA(d)	708
174,178	Fibria Celulose SA(d)	2,096,692

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
BRAZIL (continued)
448,000	Fleury SA	$2,312,420
403	Forjas Taurus SA(d)	812
179,400	GAEC Educacao SA	1,387,329
108,200	Gafisa SA	76,616
27,600	Gerdau SA	75,808
351,685	Gerdau SA - Preference Shares	1,167,805
23,400	Gol-Linhas Aereas Inteligentes SA - Preference Shares(d)	106,568
25,600	Grendene SA	132,902
4,500	Guararapes Confeccoes SA	132,153
57,540	Helbor Empreendimentos SA	83,847
17,700	Hypermarcas SA(d)	120,254
292,700	Iguatemi Empresa de Shopping Centers SA	2,650,744
3,800	International Meal Co. Holdings SA	10,834
9,170	Iochpe-Maxion SA	38,208
30,034	JHSF Participacoes SA	24,065
510,400	JSL SA(c)	2,069,562
1,600	Kepler Weber SA	22,653
25,300	Klabin SA - Units	129,081
182,384	Kroton Educacional SA	836,047
7,200	Light SA	37,996
105,700	Linx SA	1,864,842
23,275	Localiza Rent a Car SA	302,729
17,810	Log-In Logistica Intermodal SA(d)	22,899
16,950	Lojas Americanas SA	74,224
37,200	Lojas Americanas SA - Preference Shares	215,582
32,200	Lojas Renner SA	846,026
21,100	LPS Brasil Consultoria de Imoveis SA	44,901
3,300	M Dias Branco SA	101,832
39,148	Magnesita Refratarios SA	27,429
264,700	Mahle-Metal Leve SA Industria e Comercio	1,972,981
29,880	Marcopolo SA - Preference Shares	29,844
117,584	Marfrig Global Foods SA(d)	219,107
4,500	Marisa Lojas SA	24,586
27,800	Minerva SA(d)	89,412
90,600	MRV Engenharia e Participacoes SA	233,316
8,450	Multiplan Empreendimentos Imobiliarios SA	151,758
11,300	Multiplus SA	146,343
34,400	Natura Cosmeticos SA	401,916
587,600	Odontoprev SA	2,262,148
2,420	Oi SA(d)	4,870
131,200	Ouro Fino Saude Animal Participacoes SA	1,417,982
16,200	Parana Banco SA - Preference Shares(c)	57,960
66,719	Paranapanema SA(d)	48,487
Shares		Value
BRAZIL (continued)
345,500	PDG Realty SA Empreendimentos e Partici-pacoes(d)	$66,956
47,400	Porto Seguro SA	478,725
7,300	Portobello SA	10,828
5,800	Profarma Distribuidora de Produtos Farmaceuticos SA	15,088
16,500	QGEP Participacoes SA	35,051
7,074	Qualicorp SA(d)	69,995
38,309	Raia Drogasil SA	369,063
93,312	Randon Participacoes SA - Preference Shares	139,103
12,900	Restoque Comercio e Confeccoes de Roupas SA	35,769
6,200	Rodobens Negocios Imobiliarios SA	22,875
11,674	Rossi Residencial SA(d)	9,267
17,250	Santos Brasil Participacoes SA - Units	88,203
16,200	Sao Martinho SA	205,636
6,775	Saraiva SA Livreiros Editores - Preference Shares	11,690
16,000	SLC Agricola SA	85,270
121,173	Sul America SA - Units	515,265
134,153	Suzano Papel e Celulose SA - Class A, Preference Shares	543,462
19,100	Tecnisa SA	22,422
2,800	Tempo Participacoes SA	3,548
2,700	Totvs SA	33,780
13,685	Tractebel Energia SA	158,819
4,500	Transmissora Alianca de Energia Eletrica SA - Units	32,904
212,000	Tupy SA	1,145,626
7	Unipar Carbocloro SA - Preference Shares	12
2,203	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	31,568
52,200	Vanguarda Agro SA(d)	18,870
10,200	WEG SA	121,644
		41,572,699
CAMBODIA — 0.0%
416,000	NagaCorp Ltd.	326,798
CANADA — 1.7%
23,100	5N Plus, Inc.(d)	41,448
2,275	Absolute Software Corp.	15,755
76,153	Advantage Oil & Gas Ltd.(d)	319,427
23,738	Aecon Group, Inc.	183,074
2,700	AG Growth International, Inc.	114,952
28,607	AGF Management Ltd. - Class B	162,092
43,867	Agnico-Eagle Mines Ltd.	1,478,919
1,910	AGT Food & Ingredients, Inc.	42,162
14,401	Ainsworth Lumber Co. Ltd.(d)	41,253
2,500	Air Canada(d)	23,117
1,100	Akita Drilling Ltd. - Class A	8,960

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
CANADA (continued)
21,500	Alamos Gold, Inc.	$114,716
2,681	Algoma Central Corp.	34,433
46,800	Algonquin Power & Utilities Corp.	372,721
9,600	AltaGas Ltd.	324,407
4,000	Altus Group Ltd.	59,149
20,500	Amerigo Resources Ltd.(d)	3,872
1,963	Arsenal Energy, Inc.	5,870
8,100	Atco Ltd. - Class I	313,559
31,504	Athabasca Oil Corp.(d)	46,114
8,100	ATS Automation Tooling Systems, Inc.(d)	92,429
27,881	AuRico Gold, Inc.	109,927
2,900	AutoCanada, Inc.	73,898
5,900	Avigilon Corp.(d)	89,844
285,186	B2Gold Corp.(c)(d)	561,081
4,279	Badger Daylighting Ltd.	76,104
128,700	Bankers Petroleum Ltd.(d)	295,746
104,572	Bellatrix Exploration Ltd.(d)	211,498
59,400	Birchcliff Energy Ltd.(d)	317,872
6,842	Bird Construction, Inc.	59,821
24,838	Black Diamond Group Ltd.	197,617
57,600	BlackBerry Ltd.(d)	585,202
194,379	BlackPearl Resources, Inc.(d)	140,732
700	Boardwalk Real Estate Investment Trust, REIT	33,785
203,200	Bombardier Inc. - Class B	463,744
25,579	Bonavista Energy Corp.	120,779
6,037	Bonterra Energy Corp.	188,849
3,200	Boralex, Inc. - Class A	34,274
5,502	Brookfield Residential Properties, Inc.(d)	132,711
3,200	BRP, Inc.(d)	55,151
771,030	CAE, Inc.	9,496,041
8,913	Calfrac Well Services Ltd.	57,236
28,711	Canaccord Genuity Group, Inc.	144,154
59,431	Canacol Energy Ltd.(d)	167,438
11,200	Canadian Apartment Properties REIT	250,936
45,555	Canadian Energy Services & Technology Corp.	192,516
900	Canadian Real Estate Investment Trust	34,153
60,200	Canadian Western Bank	1,220,866
10,832	Canam Group, Inc. - Class A	95,047
30,077	CanElson Drilling, Inc.	76,453
58,900	Canexus Corp.	109,855
44,643	Canfor Corp.(d)	1,115,460
13,488	Canfor Pulp Products, Inc.	167,180
8,000	CanWel Building Materials Group Ltd.	35,760
4,988	Canyon Services Group, Inc.	27,674
1,700	Capital Power Corp.	33,834
58,401	Capstone Infrastructure Corp.	154,884
199,374	Capstone Mining Corp.(d)	182,005
43,552	Cascades, Inc.	269,051
Shares		Value
CANADA (continued)
1,675	Cathedral Energy Services Ltd.	$3,085
15,007	CCL Industries, Inc. - Class B	1,551,247
35,200	Celestica, Inc.(d)	394,466
52,507	Centerra Gold, Inc.	314,868
65,595	Cequence Energy Ltd.(d)	44,910
1,168	Cervus Equipment Corp.	17,584
59,855	Chinook Energy, Inc.(d)	53,699
6,000	Cineplex, Inc.	213,378
51	Claude Resources, Inc.(d)	16
9,100	Cogeco Cable, Inc.	522,783
2,464	Cogeco, Inc.	115,376
28,271	COM DEV International Ltd.	85,879
3,600	Computer Modelling Group Ltd.	31,107
3,297	Constellation Software, Inc.	913,544
72,039	Copper Mountain Mining Corp.(d)	56,125
1,912	Corby Spirit and Wine Ltd.	33,705
46,922	Corus Entertainment, Inc. - Class B	796,496
50,217	Cott Corp.	381,755
18,500	Counsel Corp.(d)	26,206
71,407	Crew Energy, Inc.(d)	293,900
54,295	DeeThree Exploration Ltd.(d)	236,288
85,438	Delphi Energy Corp.(d)	78,667
6,900	Descartes Systems Group, Inc. (The)(d)	105,398
23,169	DH Corp.	647,098
2,671	DHX Media Ltd. - Variable Voting	18,224
1,759	DirectCash Payments, Inc.	25,097
43,862	Dollarama, Inc.	2,083,160
38,640	Dominion Diamond Corp.(d)	641,922
11,800	Dorel Industries, Inc. - Class B	338,111
10,586	Dundee Precious Metals, Inc.(d)	29,824
496	E-L Financial Corp. Ltd.	264,254
46,000	Eldorado Gold Corp.	220,823
11,519	Enbridge Income Fund Holdings, Inc.	373,209
40,500	Endeavour Silver Corp.(d)	111,234
7,668	EnerCare, Inc.	86,233
10,875	Enerflex Ltd.	136,932
936	Energy Fuels, Inc.(d)	4,250
89,806	Enerplus Corp.	871,416
2,342	Enghouse Systems Ltd.	74,626
63,716	Ensign Energy Services, Inc.	441,755
14,642	Epsilon Energy Ltd.(d)	45,861
1,842	Equitable Group, Inc.	80,308
51,113	Essential Energy Services Trust(d)	52,694
1,900	Evertz Technologies Ltd.	27,288
3,224	Exchange Income Corp.	56,148
5,600	Exco Technologies Ltd.	59,054
5,911	EXFO, Inc.(d)	20,328
4,200	Extendicare, Inc.	22,542

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
CANADA (continued)
3,100	Fiera Capital Corp.	$30,251
29,114	Finning International, Inc.	480,002
1,334	First Capital Realty Inc.	20,492
18,600	First Majestic Silver Corp.(d)	114,905
9,700	FirstService Corp.	510,305
35,000	Fortuna Silver Mines, Inc.(d)	169,670
1,088	Gamehost, Inc.	11,045
23,321	Genworth MI Canada, Inc.	580,318
23,828	Gibson Energy, Inc.	423,980
6,300	Glentel, Inc.	123,848
5,865	Gluskin Sheff & Associates, Inc.	122,220
65,816	Gran Tierra Energy, Inc.(d)	142,436
200	Granite Real Estate Investment Trust	7,020
18,452	Great Canadian Gaming Corp.(d)	286,792
5,535	Guardian Capital Group Ltd. - Class A	70,565
5,100	Guyana Goldfields, Inc.(d)	11,880
6,200	Heroux-Devtek, Inc.(d)	55,135
1,340	High Liner Foods, Inc.	23,780
2,065	HNZ Group, Inc.	35,378
10,700	Home Capital Group, Inc.	353,663
41,727	Horizon North Logistics, Inc.	70,930
40,000	HudBay Minerals, Inc.	291,178
1,300	Hudson’s Bay Co.	23,960
51,900	IAMGOLD Corp.(d)	138,868
9,300	Imax Corp.(d)	309,951
21,600	Imperial Metals Corp.(d)	152,137
12,000	Industrial Alliance Insurance and Financial Services, Inc.	382,089
19,579	Innergex Renewable Energy, Inc.	183,664
3,800	Interfor Corp.(d)	66,389
25,626	Intertape Polymer Group, Inc.	378,128
22,616	Jean Coutu Group PJC, Inc. (The) Class A	453,673
10,100	Just Energy Group, Inc.	51,267
121,087	Katanga Mining Ltd.(d)	29,540
1,300	K-Bro Linen, Inc.	49,260
4,115	Keyera Corp.	242,878
2,900	Killam Properties, Inc.	25,355
1,953	Kingsway Financial Services, Inc.(d)	11,297
169,400	Kinross Gold Corp.(d)	574,576
6,200	Kirkland Lake Gold, Inc.(d)	22,005
6,230	Knight Therapeutics, Inc.(d)	39,762
24,500	Lake Shore Gold Corp.(d)	21,980
3,200	Laurentian Bank of Canada	117,881
106,053	Legacy Oil & Gas, Inc.(d)	128,529
2,282	Leisureworld Senior Care Corp.	25,807
8,626	Leon’s Furniture Ltd.	129,998
35,826	Leucrotta Exploration, Inc.(d)	26,784
38,528	Lightstream Resources Ltd.	23,043
26,805	Linamar Corp.	1,535,481
62,600	Long Run Exploration Ltd.	52,220
Shares		Value
CANADA (continued)
59,500	Lucara Dianmond Corp.(d)	$98,332
32,400	Lundin Mining Corp.(d)	115,250
16,046	MacDonald Dettwiler & Associates Ltd.	1,178,668
9,230	Magellan Aerospace Corp.	96,971
500	Mainstreet Equity Corp.(d)	13,319
26,595	Major Drilling Group International, Inc.	142,320
52,233	Mandalay Resources Corp.	38,228
2,728	Manitoba Telecom Services, Inc.	55,067
35,000	Maple Leaf Foods, Inc.	561,344
36,498	Martinrea International, Inc.	270,856
2,300	McCoy Global, Inc.	6,570
6,800	Medical Facilities Corp.	104,834
18,700	MEG Energy Corp.(d)	285,202
1,400	Melcor Developments Ltd.	18,719
20,044	Metro, Inc.	1,586,232
11,507	Mitel Networks Corp.(d)	102,329
167,700	Morguard Real Estate Investment Trust(c)	2,436,249
10,302	Morneau Shepell, Inc.	138,798
22,000	Mullen Group Ltd.	353,018
93,837	Nevsun Resources Ltd.	324,187
6,729	New Flyer Industries, Inc.	72,654
36,800	New Gold, Inc.(d)	161,310
20,348	Newalta Corp.	212,175
4,800	Norbord, Inc.	106,826
498	North American Energy Partners, Inc.	1,481
14,146	North West Co. Inc., (The)	295,678
226,900	Northern Property Real Estate Investment Trust(c)	4,401,578
767	Northland Power, Inc.	10,322
17,600	NuVista Energy Ltd.(d)	98,894
25,200	Open Text Corp.	1,429,064
9,240	Osisko Gold Royalties Ltd.	124,271
1,900	Ovivo, Inc.(d)	3,110
19,616	Painted Pony Petroleum Ltd.(d)	106,053
11,236	Pan American Silver Corp.	131,574
1,800	Paramount Resources Ltd. - Class A(d)	40,386
68,524	Parex Resources, Inc.(d)	371,012
24,088	Parkland Fuel Corp.	414,957
203,489	Pason Systems, Inc.	2,868,095
311,308	Pengrowth Energy Corp.	832,964
14,700	Peyto Exploration & Development Corp.	371,347
2,107	PHX Energy Services Corp.	10,330
2,100	Points International Ltd.(d)	22,806
144,353	Precision Drilling Corp.(f)	737,272
7,336	Premium Brands Holdings Corp.	141,386
35,209	Primero Mining Corp.(d)	141,313
816	Progressive Waste Solutions Ltd.	23,272

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
CANADA (continued)
37,060	Progressive Waste Solutions Ltd. - Placement Shares	$1,057,524
9,335	Pulse Seismic, Inc.	22,333
5,060	QLT, Inc.(d)	21,941
27,400	Quebecor, Inc. - Class B	686,779
33,885	Questerre Energy Corp. - Class A(d)	7,867
10,943	RB Energy, Inc.(c)(d)	646
4,400	Richelieu Hardware Ltd.	205,128
10,567	Richmont Mines, Inc.(d)	37,338
400,000	Ritchie Bros Auctioneers, Inc.	9,999,999
206,800	Ritchie Bros. Auctioneers, Inc.(c)	5,183,426
70,832	RMP Energy, Inc.(d)	241,365
14,331	Rock Energy, Inc.(d)	26,503
4,630	Rocky Mountain Dealerships, Inc.	30,242
16,612	Rogers Sugar, Inc.	59,744
41,707	RONA, Inc.	419,794
13,600	Russel Metals, Inc.	250,659
2,000	Sandstorm Gold Ltd.(d)	8,059
131,200	Sandvine Corp.(d)	334,531
12,300	Savanna Energy Services Corp.	21,779
10,700	Secure Energy Services, Inc.	124,203
12,200	SEMAFO, Inc.(d)	42,724
14,000	ShawCor Ltd.	384,512
27,800	Sherritt International Corp.	46,818
15,000	Sierra Wireless, Inc.(d)	542,536
600	Silver Standard Resources, Inc.(d)	3,697
19,231	Sprott, Inc.	42,376
7,730	Spyglass Resources Corp.	1,703
1,300	Stantec, Inc.	31,971
7,060	Stella-Jones, Inc.	201,571
500	Strad Energy Services Ltd.	1,283
22,548	Student Transportation, Inc.	125,277
20,826	SunOpta, Inc.(d)	218,307
13,600	Superior Plus Corp.	130,574
37,913	Surge Energy, Inc.	76,679
41,700	Taseko Mines Ltd.(d)	29,863
25,366	Tembec, Inc.(d)	56,293
175,990	Teranga Gold Corp.(d)	87,254
42,529	Teranga Gold Corp. - CDI(d)	19,534
40,069	Timmins Gold Corp.(d)	43,831
6,457	TMX Group Ltd.	239,184
17,374	TORC Oil & Gas Ltd.	112,800
23,345	Toromont Industries Ltd.	507,428
19,100	Torstar Corp. - Class B	103,113
22,950	Total Energy Services, Inc.	235,695
97,364	TransAlta Corp.	852,040
27,990	Transcontinental, Inc. - Class A	333,272
6,300	TransForce, Inc.	142,986
46,000	TransGlobe Energy Corp.	133,942
28,200	Trican Well Service Ltd.	108,743
10,800	Trilogy Energy Corp.	55,245
88,909	Trinidad Drilling Ltd.	298,766
Shares		Value
CANADA (continued)
57,300	Turquoise Hill Resources Ltd.(d)	$166,394
217,124	Twin Butte Energy Ltd.	123,026
6,856	Uni-Select, Inc.	169,957
103	Valener, Inc.	1,372
32,400	Veresen, Inc.	412,299
504	Wajax Corp.	9,618
11,900	West Fraser Timber Co. Ltd.	683,452
35,897	Western Energy Services Corp.	148,311
31,338	Western Forest Products, Inc.	63,628
6,800	Westjet Airlines Ltd.	163,324
1,400	Westshore Terminals Investment Corp.	35,256
7,900	Whistler Blackcomb Holdings, Inc.	124,217
85,199	Whitecap Resources, Inc.	832,076
69,700	Wi-Lan, Inc.	187,044
4,348	Winpak Ltd.	129,342
5,216	WSP Global, Inc.	141,083
416	Xtreme Drilling & Coil Services Corp.(d)	540
252,826	Yamana Gold, Inc.	1,046,561
9,200	Yangarra Resources Ltd.(d)	7,240
6,418	Zargon Oil & Gas Ltd.	19,900
		92,983,935
CAYMAN ISLANDS — 0.0%
58,000	Endeavour Mining Corp.(d)	27,386
CHILE — 0.0%
75,606	AES Gener SA	39,379
302,903	Aguas Andinas SA - Class A	174,500
109,821	Banmedica SA	190,667
17,394	CAP SA	42,553
18,733	Cia Sud Americana de Vapores SA(d)	631
39,123,527	CorpBanca SA	432,250
45,839	E.CL SA	71,264
10,895	ENTEL Chile SA	103,176
11,402	Forus SA	41,395
12,790	Gasco SA	108,789
312,074	Inversiones Aguas Metropolitanas SA	483,197
3,187	Latam Airlines Group SA - BDR(d)	32,912
54,038	Multiexport Foods SA(d)	10,832
33,652	Parque Arauco SA	59,753
22,204	PAZ Corp. SA	12,248
2,318	Salfacorp SA	1,544
155,626	Sigdo Koppers SA	210,013
1,023	Sociedad Matriz SAAM SA	73
59,147	Sonda SA	143,204
109,535	Vina Concha y Toro SA	199,679
		2,358,059
CHINA — 1.1%
81,000	361 Degrees International Ltd.	23,196

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
CHINA (continued)
1,811,000	AAC Technologies Holdings, Inc.	$11,610,322
245,250	Agile Property Holdings Ltd.	149,637
376,000	Air China Ltd. - H Shares	360,853
866,000	Aluminum Corp. of China Ltd. - H Shares(d)	397,683
182,000	Angang Steel Co. Ltd. - H Shares	135,697
2,000	Anhui Expressway Co. Ltd. - H Shares	1,455
104,000	ANTA Sports Products Ltd.	183,253
408,000	Anton Oilfield Services Group	79,471
496,500	Asia Cement China Holdings Corp.	253,620
96,000	Aupu Group Holding Co. Ltd.	18,947
140,000	AVIC International Holdings Ltd.(d)	98,422
444,000	AviChina Industry & Technology Co. - H Shares	288,085
170,500	Baoxin Auto Group Ltd.	98,091
104,000	Baoye Group Co. Ltd. - H Shares	60,369
314,000	BBMG Corp. - H Shares	275,428
924,000	Beijing Capital International Airport Co. Ltd. - H Shares	878,433
642,000	Beijing Capital Land Ltd. - H Shares	294,818
82,000	Beijing Jingneng Clean Energy Co. Ltd. - H Shares(b)(c)	32,790
184,000	Beijing North Star Co. Ltd. - H Shares	58,150
33,000	Biostime International Holdings Ltd.	89,819
47,000	Boer Power Holdings Ltd.	51,412
494,000	BYD Electronic International Co. Ltd.	518,068
427,656	Central China Real Estate Ltd.	105,917
32,000	Changshouhua Food Co. Ltd.	21,877
249,000	Chaowei Power Holdings Ltd.	105,352
70,000	China Animal Healthcare Ltd.	47,225
781,000	China Aoyuan Property Group Ltd.	125,930
182,000	China Automation Group Ltd.(d)	21,129
510,857	China BlueChemical Ltd. - H Shares	177,923
305,000	China Child Care Corp. Ltd.	48,392
833,000	China Coal Energy Co. Ltd. - H Shares	458,820
114,000	China Communications Services Corp. Ltd. - H Shares	51,469
262,500	China COSCO Holdings Co. Ltd. - H Shares(d)	130,365
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	17,325
65,000	China Dredging Environment Protection Holdings Ltd.(d)	11,571
Shares		Value
CHINA (continued)
186,000	China Eastern Airlines Corp. Ltd. - H Shares(d)	$94,292
437,500	China Galaxy Securities Co. Ltd. - H Shares	467,281
18,196	China Gold International Resources Corp. Ltd.(d)	31,074
23,308	China Great Star International Ltd.(d)	62,341
148,500	China Hongqiao Group Ltd.	94,054
151,500	China Huiyuan Juice Group Ltd.(d)	49,443
30,700	China International Marine Containers Group Co. Ltd. - H Shares	59,085
78,000	China ITS Holdings Co. Ltd.	9,357
631,000	China Lesso Group Holdings. Ltd.	309,302
66,000	China Lilang Ltd.	41,546
211,000	China Machinery Engineering Corp. - H Shares	179,637
135,000	China Medical System Holdings Ltd.	233,002
66,000	China Mengniu Dairy Co. Ltd.	300,956
405,000	China Modern Dairy Holdings Ltd.(d)	131,129
138,000	China Molybdenum Co. Ltd. - H Shares	87,226
342,084	China National Building Material Co. Ltd. - H Shares	330,510
773,000	China National Materials Co. Ltd. - H Shares	204,410
1,344,000	China Railway Construction Corp. Ltd. - H Shares	1,544,708
1,150,000	China Railway Group Ltd. - H Shares	844,072
216,000	China Rare Earth Holdings Ltd.(d)	35,943
184,000	China Sanjiang Fine Chemicals Co. Ltd.	54,353
648,400	China SCE Property Holdings Ltd.(d)	124,623
309,488	China Shanshui Cement Group Ltd.	136,134
49,000	China Shineway Pharmaceutical Group Ltd.	76,860
961,093	China Shipping Container Lines Co. Ltd. - H Shares(d)	302,500
600,000	China Shipping Development Co. Ltd., H Shares(d)	428,776
358,000	China Southern Airlines Co. Ltd. - H Shares	193,032
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	34,341
164,000	China Taifeng Beddings Holdings Ltd.(d)	20,520
272,000	China Tontine Wines Group Ltd.(d)	9,649

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
CHINA (continued)
78,000	China Yurun Food Group Ltd.(d)	$30,084
215,500	China Zhengtong Auto Services Holdings Ltd.	108,135
330,000	China Zhongwang Holdings Ltd.	145,157
246,000	Chinasoft International Ltd.(d)	78,379
30,000	Chongqing Iron & Steel Co. Ltd. - H Shares(d)	6,037
270,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	41,794
303,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	186,045
169,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(d)	42,510
158,000	Comtec Solar Systems Group Ltd.(d)	19,973
584,000	Coolpad Group Ltd.	118,272
137,443	Country Garden Holdings Co. Ltd.	54,961
4,581,000	CPMC Holdings Ltd.(c)	2,446,415
200,000	CSPC Pharmaceutical Group Ltd.	168,982
104,000	Da Ming International Holdings, Ltd.	29,916
408,000	Dalian Port PDA Co. Ltd. - H Shares	139,995
358,000	Daphne International Holdings Ltd.	114,064
24,000	Datang International Power Generation Co. Ltd. - H Shares	13,065
37,200	Dongfang Electric Corp. Ltd. - H Shares	81,672
576,000	Dongyue Group Ltd.	202,097
130,000	ENN Energy Holdings Ltd.	770,546
665,000	Evergrande Real Estate Group Ltd.	277,073
843,000	Fantasia Holdings Group Co. Ltd.	85,906
616,000	FIH Mobile Ltd.(d)	274,933
510,000	Fosun International Ltd.	715,762
583,600	Fufeng Group Ltd.	295,101
2,830,000	Geely Automobile Holdings Ltd.	1,164,519
148,000	Golden Eagle Retail Group Ltd.	176,593
1,120,600	GOME Electrical Appliances Holdings Ltd.	154,669
144,000	Goodbaby International Holdings Ltd.	45,695
226,000	Greatview Aseptic Packaging Co. Ltd.	103,492
111,000	Greenland Hong Kong Holdings Ltd.	43,385
325,500	Greentown China Holdings Ltd.	284,676
612,000	Guangshen Railway Co. Ltd. - H Shares	317,356
Shares		Value
CHINA (continued)
407,753	Guangzhou Automobile Group Co. Ltd. - H Shares	$371,340
60,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	213,614
122,400	Guangzhou R&F Properties Co. Ltd. - H Shares	139,100
136,000	Guodian Technology & Environment Group Co. Ltd. - H Shares	17,017
32,000	Hainan Meilan International Airport Co. Ltd. - H Shares	25,964
2,287,000	Haitian International Holdings Ltd.	4,442,839
150,000	Harbin Electric Co. Ltd. - H Shares	107,774
5,458,000	Hilong Holding Ltd.	1,696,758
38,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(d)	30,979
342,000	Honghua Group Ltd.	41,910
82,000	HOSA International Ltd.	33,636
138,000	Huadian Power International Corp. Ltd. - H Shares	126,032
1,622,000	Huaneng Renewables Corp. Ltd. - H Shares	583,747
390,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(d)	202,237
46,500	Intime Retail Group Co. Ltd.	28,671
30,000	Jiangsu Expressway Co. Ltd. - H Shares	37,266
424,000	Jiangxi Copper Co. Ltd. - H Shares	692,419
92,000	Jingwei Textile Machinery - H Shares	112,859
1,235,000	Kaisa Group Holdings Ltd.(b)(c)	254,892
376,000	Kingdee International Software Group Co. Ltd.(d)	122,224
465,000	KWG Property Holding Ltd.	298,112
64,000	Leoch International Technology Ltd.(d)	8,999
76,000	Li Heng Chemical Fibre Technologies Ltd.(d)	6,573
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(d)	44,137
128,000	Lifetech Scientific Corp.(d)	24,767
6,000	Livzon Pharmaceutical Group, Inc.	33,513
528,500	Longfor Properties Co. Ltd.	695,368
166,000	Lonking Holdings Ltd.	31,477
910,000	Maanshan Iron & Steel Co. Ltd. - H Shares(d)	247,681
594,000	Maoye International Holdings Ltd.	89,648
1,478,000	Metallurgical Corp. of China Ltd. - H Shares	457,567
4,254,000	Microport Scientific Corp.(c)(d)	1,843,768

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
CHINA (continued)
138,000	Minth Group Ltd.	$288,379
68,000	Nature Home Holding Co. Ltd.	10,964
80,000	NVC Lighting Holdings Ltd.(b)(c)	13,699
132,000	O-Net Communications Group Ltd.(d)	27,925
49,800	Pacific Online Ltd.	18,372
602,000	Parkson Retail Group Ltd.	144,437
176,000	Peak Sport Products Co. Ltd.	48,130
197,000	Powerlong Real Estate Holdings Ltd.(d)	26,937
302,000	Qingling Motors Co. Ltd. - H Shares	101,286
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,726
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,273
4,122,145	Renhe Commercial Holdings Co. Ltd.(d)	186,106
214,000	Sany Heavy Equipment International Holdings Co. Ltd.(d)	46,100
34,500	Sateri Holdings Ltd.	4,139
10,766,806	Semiconductor Manufacturing International Corp.(d)	944,420
70,000	Shandong Chenming Paper Holdings Ltd. - H Shares	34,583
220,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	172,826
46,000	Shanghai Electric Group Co. Ltd. - H Shares	28,245
325,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	108,240
123,700	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	268,070
256,000	Shenguan Holdings Group Ltd.	71,329
32,000	Shenzhen Expressway Co. Ltd. - H Shares	24,849
66,000	Shenzhou International Group Holdings Ltd.	240,084
837,881	Shui On Land Ltd.	189,143
208,000	Shunfeng International Clean Energy Ltd.(d)	160,716
102,000	Sichuan Expressway Co. Ltd. - H Shares	43,025
212,000	Sihuan Pharmaceutical Holdings Group Ltd.	137,007
95,000	Sino Grandness Food Industry Group Ltd.(d)	35,463
152,000	SinoMedia Holding Ltd.	73,919
1,833,062	Sino-Ocean Land Holdings Ltd.	1,175,176
224,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	65,013
780,000	Sinotrans Ltd. - H Shares	553,384
334,000	Sinotruk Hong Kong Ltd.	183,538
1,036,500	SOHO China Ltd.	720,655
Shares		Value
CHINA (continued)
64,000	Springland International Holdings Ltd.	$19,731
728,000	Sunac China Holdings Ltd.	651,719
60,000	Sunny Optical Technology Group Co. Ltd.	91,792
76,000	TCL Communication Technology Holdings Ltd.	67,252
36,000	Tian Shan Development Holdings Ltd.	15,371
912,000	Tiangong International Co. Ltd.	159,994
420,000	Tianneng Power International Ltd.	102,937
1,913,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,393,625
22,800	Tonly Electronics Holdings Ltd.	16,176
1,483,500	Travelsky Technology Ltd. - H Shares	1,569,173
210,000	Trigiant Group Ltd.	43,884
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,059
36,400	Uni-President China Holdings Ltd.	31,459
31,000	Weichai Power Co. Ltd. - H Shares	123,163
177,000	Weiqiao Textile Co. - H Shares	97,036
686,000	West China Cement Ltd.	76,986
134,000	Wisdom Holdings Group	81,240
43,000	Wumart Stores, Inc. - H Shares	30,452
346,000	Wuzhou International Holdings Ltd.	60,253
626,000	Xiamen International Port Co. Ltd. - H Shares	159,885
4,175,000	Xingda International Holdings Ltd.(c)	1,308,676
62,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	99,651
373,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(d)	68,804
283,000	Xiwang Special Steel Co. Ltd.	40,156
149,000	XTEP International Holdings Ltd.	52,279
304,000	Yanzhou Coal Mining Co. Ltd. - H Shares	242,344
45,000	Youyuan International Holdings Ltd.	9,055
650,000	Yuanda China Holdings Ltd.	37,731
531,760	Yuzhou Properties Co. Ltd.	126,899
129,000	Zall Development Group Ltd.(d)	44,263
120,500	Zhaojin Mining Industry Co. Ltd. - H Shares	72,589
96,000	Zhejiang Expressway Co. Ltd. - H Shares	122,472
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
CHINA (continued)
14,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	$8,499
223,000	Zhong An Real Estate Ltd.	29,629
367,500	Zhongsheng Group Holdings Ltd.	320,460
11,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	61,582
928,000	Zijin Mining Group Co., Ltd.	281,310
30,400	ZTE Corp. - H Shares	66,743
		60,521,104
COLUMBIA — 0.0%
257,405	Pacific Rubiales Energy Corp.	597,580
CYPRUS — 0.0%
60,870	ProSafe SE	163,089
97,468	Songa Offshore(d)	19,428
		182,517
DENMARK — 0.6%
742	ALK-Abello A/S	84,625
32,552	Alm Brand A/S(d)	169,067
8,231	Amagerbanken A/S(b)(c)(d)	0
762	Ambu A/S - B Shares	16,201
4,586	Auriga Industries A/S - Class B(d)	217,292
5,706	Bang & Olufsen A/S(d)	39,601
6,285	Bavarian Nordic A/S(d)	194,233
1,079	Brodrene Hartmann A/S	28,758
414,804	Chr. Hansen Holding A/S	17,266,570
5,133	D/S Norden A/S	106,638
2,435	DFDS A/S	235,185
23,297	DSV A/S	735,190
67	East Asiatic Co. Ltd. A/S	529
4,750	FLSmidth & Co. A/S	201,402
81,337	GN Store Nord A/S	1,828,117
8,562	H. Lundbeck A/S	174,755
249	IC Group A/S	5,351
34,273	Jyske Bank A/S(d)	1,555,723
12,405	NKT Holding A/S	638,443
6,068	Pandora A/S	435,597
1,113	PER Aarsleff A/S - Class B	251,339
1,525	Ringkjoebing Landbobank A/S	287,174
1,021	Rockwool International A/S - Class B	109,622
1,853	Royal Unibrew A/S(d)	316,579
9,377	Schouw & Co.	435,752
8,811	SimCorp A/S	256,241
1,324	Solar A/S - Class B	58,712
21,891	Spar Nord Bank A/S	197,805
28,395	Sydbank A/S(d)	802,064
16,806	Topdanmark AS(d)	563,531
3,605	Tryg A/S	423,193
94,052	Vestas Wind Systems A/S(d)	3,692,179
Shares		Value
DENMARK (continued)
1,952	William Demant Holding A/S(d)	$148,189
		31,475,657
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	155,917
FINLAND — 0.3%
4,290	Ahlstrom Oyj	38,781
872	Aktia Bank Oyj	9,854
10,210	Amer Sports Oyj	194,749
4,574	Cargotec Oyj - Class B	146,685
70,324	Caverion Corp.	657,976
58,308	Citycon Oyj	198,058
2,317	Comptel Oyj	2,409
4,120	Cramo Oyj	63,595
1,089	Elektrobit Oyj	5,045
29,832	Elisa Oyj	794,545
7,435	Finnair Oyj(d)	27,641
3,396	Finnlines Oyj(d)	61,399
7,981	Fiskars Oyj Abp	167,022
8,344	F-Secure Oyj	21,592
2,410	HKScan Oyj - A Shares	10,512
21,678	Huhtamaki Oyj	595,008
17,769	Kemira Oyj	203,600
14,135	Kesko OYJ - B Shares	517,029
2,280	Kesko Oyj - Class A	79,688
15,462	Konecranes Oyj	471,918
4,576	Lassila & Tikanoja OYJ	91,731
74	Lemminkainen Oyj(d)	921
75,818	Metsa Board Oyj	454,072
27,237	Metso Oyj	828,535
70,814	Neste Oil Oyj	1,960,476
45,622	Nokian Renkaat Oyj	1,128,487
2,393	Olvi Oyj - Class A	65,114
22,895	Oriola-KD Oyj - Class B(d)	93,395
8,412	Orion Oyj - Class A	276,896
21,898	Orion Oyj - Class B	722,790
46,126	Outokumpu Oyj(d)	250,290
20,286	Outotec Oyj	117,481
9,969	PKC Group Oyj	217,413
1,919	Poyry Oyj(d)	6,306
38,176	Raisio Oyj - V Shares	183,339
26,439	Ramirent Oyj	218,393
440	Saga Furs Oyj	11,510
38,271	Sanoma Oyj	241,097
8,071	Stockmann Oyj Abp - Class B	56,044
293,089	Stora Enso Oyj - Class R	2,851,537
163,338	Talvivaara Mining Co. Plc(b)(c)(d)	5,593
1,984	Technopolis Oyj	9,012
15,464	Tieto Oyj	380,414
10,618	Tikkurila Oyj	191,973
30,348	UPM-Kymmene Oyj	534,629
15,354	Uponor Oyj	234,224
3,684	Vaisala Oyj - Class A	94,165
14,981	Valmet Oyj	192,984

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
FINLAND (continued)
14,052	Wartsila Oyj Abp	$653,090
25,056	YIT Oyj	146,237
		16,485,254
FRANCE — 1.6%
20,901	Air France-KLM(d)	185,331
1,640	Akka Technologies SA	59,487
8,161	Albioma SA	151,977
5,734	Alten SA	240,709
37,226	Altran Technologies SA	330,506
4,393	APRIL SA	54,605
34,306	Arkema SA	2,461,615
3,122	Assystem	61,032
13,817	AtoS	1,023,909
4,971	Beneteau SA(d)	72,743
3,331	BioMerieux	363,716
91,802	Boiron SA(c)	9,398,460
202,783	Bollore SA	875,100
1,200	Bollore SA(d)	5,017
8,998	Bonduelle SCA	203,354
2,288	Bongrain SA	139,691
113	Burelle SA	84,275
2,402	Cegedim SA(d)	87,127
2,386	Cegid Group	85,954
43,726	CGG SA(d)	245,470
622	Cie des Alpes(d)	11,126
10,437	Club Mediterranee SA(d)	290,008
34,208	Derichebourg SA	133,668
126	Devoteam SA	2,420
2,553	Edenred	73,622
24,093	Eiffage SA	1,176,935
490	Electricite de Strasbourg SA	61,017
1,526	Eramet(d)	122,999
29,947	Etablissements Maurel et Prom(d)	242,497
34,725	Euler Hermes Group	3,412,229
45,138	Eutelsat Communications SA	1,552,868
1,226	Exel Industries SA - Class A	63,727
1,633	Faiveley Transport SA	99,258
3,467	Faurecia	140,332
1,000	Fimalac	78,828
11,234	GameLoft SA(d)	37,448
202,261	Gaztransport Et Technigaz SA(c)	11,445,976
1,636	GL Events	30,522
1,072	Groupe Crit	47,243
84,806	Groupe Eurotunnel SE	1,140,860
1,572	Guerbet	58,442
5,989	Haulotte Group SA	89,805
4,606	Hi-Media SA(d)	11,971
1,746	ICADE REIT	152,629
12,036	Imerys SA	871,799
47,475	Ingenico	4,971,957
1,815	Interparfums SA	53,735
7,311	Ipsen SA	372,589
7,179	IPSOS	187,271
Shares		Value
FRANCE (continued)
3,503	Jacquet Metal Service	$61,157
7,531	JCDecaux SA	272,191
25,353	Klepierre REIT	1,197,804
238,980	Korian-Medica(c)	9,043,844
18,878	Lagardere SCA	517,942
936	Laurent-Perrier	73,931
896	Linedata Services	23,003
245,816	LISI(c)	6,110,956
438	Maisons France Confort SA	15,145
1,101	Manitou BF SA(d)	16,136
4,401	Mersen	103,938
6,667	Metropole Television SA	122,046
3,349	MGI Coutier	51,013
881	Montupet	70,254
1,975	Mr Bricolage	31,713
1,247	Naturex	65,340
10,023	Neopost SA	520,993
7,782	Nexans SA(d)	246,265
9,400	Nexity SA	371,025
1,227	Norbert Dentressangle SA	181,285
3,092	Onxeo(d)	21,600
4,524	Orpea	294,917
294	Parrot SA(d)	6,325
1,273	Pierre & Vacances SA(d)	36,552
11,853	Plastic Omnium SA	342,949
431	PSB Industries SA	19,676
13,397	Rallye SA	504,113
10,197	Rexel SA	191,274
175,404	Rubis SCA(c)	10,185,784
8,556	Saft Groupe SA	274,384
1,023	Sartorius Stedim Biotech	199,465
6,172	Schneider Electric SA(d)	467,280
64,208	SCOR SE	2,007,226
6,771	SEB SA	464,198
2,032	Societe BIC SA	289,315
12,196	Societe d’Edition de Canal +	82,275
437	Societe Internationale de Plantations d’Heveas SA	16,014
9,258	Societe Television Francaise 1	146,879
40,139	SOITEC(d)	40,368
602	Somfy SA	153,058
3,267	Sopra Steria Group	255,096
2,498	Ste Industrielle d’Aviation Latecoere SA(d)	31,953
1,615	Stef SA	93,071
28,979	Suez Environnement Co.	533,925
1,654	Sword Group	36,502
2,903	Synergie SA	63,705
48,862	Technicolor SA(d)	293,185
32,705	Technip SA	1,927,280
17,738	Teleperformance SA	1,274,588
155	Tessi SA	15,728
16,096	Theolia SA(d)	10,004
82	Thermador Groupe	6,583
2,556	Trigano SA	76,221
56,063	UBISOFT Entertainment(d)	1,133,347

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
FRANCE (continued)
10,645	Valeo SA	$1,511,418
61,175	Vallourec SA	1,338,998
1,621	Valneva SE(d)	7,455
602	Vetoquinol SA	23,789
1,601	Vicat	112,744
3,159	Vilmorin & Cie SA	278,433
596	Virbac SA	132,810
449	Vranken - Pommery Monopole SA	12,177
6,029	Zodiac Aerospace	200,771
		87,273,275
GABON — 0.0%
84	Total Gabon	28,655
GEORGIA — 0.0%
4,384	Bank of Georgia Holdings Plc	134,111
GERMANY — 2.1%
13,680	Aareal Bank AG	519,941
2,898	Adler Modemaerkte AG	42,440
20,697	ADVA Optical Networking SE(d)	68,525
10,093	Air Berlin Plc(d)	12,431
2,766	Aixtron SE(d)	21,963
2,408	Allgeier SE	41,550
2,742	Alstria Office REIT AG	35,152
752	Amadeus Fire AG	56,084
12,510	Aurubis AG	681,522
6,104	Axel Springer SE	376,396
2,171	Bauer AG(d)	39,791
8,172	BayWa AG	321,908
6,276	Bechtle AG	532,314
284	Bertrandt AG	37,419
685	Bijou Brigitte AG	41,272
15,838	Bilfinger SE	830,772
835	Biotest AG	92,939
35,060	Borussia Dortmund GmbH & Co. KGaA	157,955
23,614	Brenntag AG	1,289,356
1,599	CANCOM SE	68,769
8,816	Carl Zeiss Meditec AG	232,663
34,731	Celesio AG	1,030,203
2,761	CENIT AG	37,439
4,110	CENTROTEC Sustainable AG	61,537
3,390	Cewe Stiftung & Co. KGaA	198,889
13,929	Comdirect Bank AG	137,801
2,747	CompuGroup Medical AG	71,115
5,206	Constantin Medien AG(d)	7,371
13,998	CTS Eventim AG & Co KGaA	401,769
1,268	Deutsche Beteiligungs AG	39,403
42,926	Deutsche Lufthansa AG	730,260
25,269	Deutsche Wohnen AG	657,880
37,884	Deutz AG	175,130
20,474	Dialog Semiconductor Plc(d)	788,690
20,970	DMG MORI SEIKI AG	687,184
2,601	Dr Hoenle AG	52,933
Shares		Value
GERMANY (continued)
795	Draegerwerk AG & Co. KGaA	$63,783
7,743	Drillisch AG	301,859
63,337	Duerr AG	5,809,804
6,212	Elmos Semiconductor AG	122,736
224,972	ElringKlinger AG(c)	7,862,936
1,594	Euromicron AG(d)	20,417
101,735	Fielmann AG	6,933,237
1,910	First Sensor AG(d)	20,569
8,164	Fraport AG Frankfurt Airport Services Worldwide	500,194
69,446	Freenet AG	2,076,412
11,159	Fuchs Petrolub SE	423,872
53,375	GEA Group AG	2,427,315
6,600	Gerresheimer AG	360,928
869	Gerry Weber International AG	33,637
2,345	Gesco AG	184,031
8,424	GFK SE	335,643
5,545	GFT Technologies AG	85,591
6,523	Grammer AG	260,784
1,925	Grenkeleasing AG	206,387
1,466	Hamborner AG REIT	15,194
3,768	Hamburger Hafen und Logistik AG	77,641
4,324	Hannover Rueck SE	388,152
1,410	Hawesko Holding AG	63,652
118,849	Heidelberger Druckmaschinen AG(d)	279,744
11,311	Hochtief AG	789,122
4,021	Homag Group AG	156,985
125	Hornbach Baumarkt AG	4,561
12,049	Indus Holding AG	528,900
502	Init Innovation In Traffic Systems AG	12,673
1,494	Isra Vision AG	92,024
5,608	Jenoptik AG	75,379
9,078	K+S AG	287,227
19,662	Kloeckner & Co. SE(d)	203,694
531	Koenig & Bauer AG(d)	7,011
4,511	Kontron AG(d)	26,710
7,617	Krones AG	723,777
210	KSB AG(c)	107,022
5,395	KUKA AG	365,901
727	KWS Saat AG	223,367
52,769	Lanxess AG	2,537,200
798	Leifheit AG	43,734
6,072	Leoni AG	378,402
4,388	LPKF Laser & Electronics AG	48,647
1,101	Manz AG(d)	79,761
10,130	MLP AG	40,293
179,043	MTU Aero Engines AG	16,414,028
3,826	MVV Energie AG(c)	105,922
1,551	Nemetschek AG	154,984
2,244	Nexus AG	32,520
204,078	NORMA Group SE(c)	10,158,240
1,021	OHB AG	24,459
21,082	OSRAM Licht AG(d)	973,866

19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
GERMANY (continued)
15,513	Patrizia Immobilien AG(d)	$272,498
1,334	Pfeiffer Vacuum Technology AG	120,096
17,767	PNE Wind AG	44,269
686	Progress-Werk Oberkirch AG	29,999
678	Puma SE	129,324
69,049	QSC AG	137,714
870	R Stahl AG	41,791
14,993	Rational AG(c)	4,946,219
16,325	Rheinmetall AG	710,400
15,291	Rhoen Klinikum AG	405,705
16,332	SAF-Holland SA	241,946
819	Schaltbau Holding AG	42,298
6,126	SGL Carbon SE(d)	97,709
203	SHW AG	10,059
7,152	Sixt SE	277,688
16,990	Software AG	451,167
35,155	Stada Arzneimittel AG	1,094,224
11,191	Stroeer Media SE	326,893
12,131	Suedzucker AG	152,501
4,961	Suss Microtec AG(d)	26,180
358,440	Symrise AG	23,540,649
13,715	TAG Immobilien AG	178,458
5,940	Takkt AG	101,354
30,877	Talanx AG	942,402
3,573	Tom Tailor Holding AG(d)	43,968
4,964	Tomorrow Focus AG	21,007
72,881	TUI AG	1,288,034
71,546	TUI AG(d)	1,237,119
34,543	United Internet AG	1,494,199
1,861	Vossloh AG	119,509
6,164	VTG AG	148,221
9,072	Wacker Chemie AG	973,875
17,355	Wacker Neuson SE	352,018
62	Washtec AG	1,051
837	Wincor Nixdorf AG	38,471
166	XING AG	20,315
		114,089,023
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	49,741
1,264	Bwin.Party Digital Entertainment Plc	2,031
		51,772
GREECE — 0.0%
1,466	Aegean Airlines SA	11,364
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
2,153	Athens Water Supply & Sewage Co. SA (The)	14,062
32,394	Ellaktor SA(d)	62,229
1,721	FF Group	51,516
10,168	Frigoglass SAIC(d)	18,728
Shares		Value
GREECE (continued)
14,537	GEK Terna Holding Real Estate Construction SA(d)	$28,747
5,827	Hellenic Exchanges - Athens Stock Exchange SA Holding	31,276
51,849	Intralot SA-Integrated Lottery Systems & Services(d)	76,752
7,101	JUMBO SA	67,643
1,715	Lamda Development SA(d)	5,484
132,453	Marfin Investment Group Holdings SA(d)	23,648
3,653	Metka SA	37,192
3,640	Motor Oil (Hellas) Corinth Refineries SA	24,679
26,955	Mytilineos Holdings SA(d)	153,209
3,190	OPAP SA	27,035
22,848	Proton Bank SA(b)(c)(d)	0
6,085	Public Power Corp. SA(d)	33,005
3,988	Sarantis SA	31,770
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	14,915
647	Thessaloniki Port Authority SA	12,794
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		726,048
GUERNSEY — 0.1%
825,262	Friends Life Group Ltd.	4,952,170
18,201	Raven Russia Ltd.(d)	10,212
59,000	Tethys Petroleum Ltd.(d)	8,125
		4,970,507
HONG KONG — 1.0%
4,000	Ajisen China Holdings Ltd.	2,322
26,000	Allied Group Ltd.	111,180
1,415,693	Allied Properties HK Ltd.(c)	281,228
138,000	AMVIG Holdings Ltd.	68,356
124,000	Anxin-China Holdings Ltd.	8,477
121,500	APT Satellite Holdings Ltd.	165,818
144,000	Asia Financial Holdings Ltd.(c)	61,669
58,000	Asia Satellite Telecommunications Holdings Ltd.	202,005
297,877	Asia Standard International Group Ltd.	69,932
322,500	ASM Pacific Technology Ltd.	2,926,599
74,000	Associated International Hotels Ltd.(c)	222,411
52,000	Beijing Enterprises Holdings Ltd.	398,101
700,000	Beijing Enterprises Water Group Ltd.	463,217
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
66,400	Bonjour Holdings Ltd.	6,081
386,000	Bosideng International Holdings Ltd.	49,792
218,000	Bossini International Holdings Ltd.	18,560

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
271,000	Brightoil Petroleum Holdings Ltd.(d)	$66,769
56,897	Brilliant Circle Holdings International Ltd.	12,183
1,644,354	Brockman Mining Ltd.(c)(d)	61,512
496,791	C C Land Holdings Ltd.	85,871
44,000	Cafe de Coral Holdings Ltd.	162,326
92,000	Carrianna Group Holdings Co. Ltd.	11,037
166,800	Century City International Holdings Ltd.	12,910
1,604,275	Champion Technology Holdings Ltd.	31,869
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(c)(d)	19,361
123,697	Cheuk Nang Holdings Ltd.(c)	112,331
80,000	Chevalier International Holdings Ltd.(c)	137,250
908,000	Chigo Holding Ltd.(d)	19,560
684,000	China Aerospace International Holdings Ltd.	87,350
168,137	China Agri-Industries Holdings Ltd.	68,102
136,000	China All Access Holdings Ltd.	45,612
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
82,500	China Culiangwang Beverages Holdings, Ltd.(d)	4,682
656,000	China Daye Non-Ferrous Metals Mining Ltd.(d)	11,931
560,000	China Dynamics Holdings Ltd.(d)	41,897
120,000	China Electronics Corp. Holdings Co. Ltd.	27,553
226,000	China Energine International Holdings Ltd.(d)	24,488
1,588,000	China Energy Development Holdings Ltd.(d)	30,317
46,000	China Everbright International Ltd.	68,119
438,000	China Fiber Optic Network System Group Ltd.	107,914
206,000	China Glass Holdings Ltd.	26,573
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	194,837
287,000	China High Speed Transmission Equipment Group Co. Ltd.(d)	203,247
870,000	China Household Holdings Ltd.(c)(d)	59,479
12,236,000	China Lumena New Materials Corp.(b)(c)(d)	739,861
142,518	China Merchants Holdings International Co. Ltd.	524,862
888,000	China Merchants Land Ltd.	127,147
216,000	China Metal International Holdings, Inc.	69,657
Shares		Value
HONG KONG (continued)
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	$44,061
632,557	China New Town Development Co. Ltd.(d)	35,494
658,000	China Oceanwide Holdings Ltd.	71,298
1,140,000	China Oil and Gas Group Ltd.	147,053
244,500	China Overseas Grand Oceans Group Ltd.	129,310
136,000	China Power International Development Ltd.	77,365
400,000	China Power New Energy Development Co. Ltd.(d)	24,509
892,000	China Precious Metal Resources Holdings Co. Ltd.(d)	78,243
353,000	China Properties Group Ltd.(d)	59,651
256,440	China Resources Cement Holdings Ltd.	152,826
482,000	China Resources Enterprise Ltd.	1,056,977
70,800	China Resources Gas Group Ltd.	172,975
1,295,600	China Singyes Solar Technologies Holdings Ltd.	1,818,316
1,230,000	China South City Holdings Ltd.	404,590
800,000	China Star Entertainment Ltd.(d)	12,796
275,440	China State Construction International Holdings Ltd.	423,519
485,000	China Strategic Holdings Ltd.(d)	6,819
59,370	China Taiping Insurance Holdings Co. Ltd.(d)	183,801
800,000	China Travel International Investment Hong Kong Ltd.	263,148
312,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	28,575
86,000	China Water Affairs Group Ltd.	40,380
520,000	China WindPower Group Ltd.(d)	32,197
5,000	Chinese Estates Holdings Ltd.	16,092
2,362	Chong Hing Bank Ltd.	5,332
88,000	Chow Sang Sang Holdings International Ltd.	233,273
110,000	Chu Kong Shipping Enterprise Group Co. Ltd.	29,230
237,500	Chuang’s Consortium International Ltd.	29,411
96,000	CIMC Enric Holdings Ltd.	74,053
509,000	CITIC Ltd.	874,564
1,555,000	CITIC Resources Holdings Ltd.(d)	204,597
649,000	CITIC Telecom International Holdings Ltd.	201,758
508,000	Citychamp Watch & Jewellery Group Ltd.	62,252
646,000	CK Life Sciences International Holdings, Inc.	66,664
60,000	Clear Media Ltd.	59,595
177,000	Coastal Greenland Ltd.(d)	5,183

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
156,000	Cosco International Holdings Ltd.	$63,991
511,420	COSCO Pacific Ltd.	742,823
1,402,000	CP Pokphand Co. Ltd.	157,339
27,000	Cross-Harbour Holdings Ltd.	29,743
2,429,335	CSI Properties Ltd.	94,011
3,656,000	CST Mining Group Ltd.(d)	20,750
292,000	Dah Chong Hong Holdings Ltd.	171,381
84,924	Dah Sing Banking Group Ltd.	141,973
58,678	Dah Sing Financial Holdings Ltd.	339,853
101,000	Dan Form Holdings Co. Ltd.(d)	16,285
80,000	Dawnrays Pharmaceutical Holdings Ltd.	55,209
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	11,016
160,550	Dickson Concepts International Ltd.	75,591
261,000	Digital China Holdings Ltd.	246,446
204,000	Dorsett Hospitality International Ltd.	33,683
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,761
222,000	EcoGreen Fine Chemicals Group Ltd.	62,428
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
325,000	Emperor Entertainment Hotel Ltd.	76,719
386,416	Emperor International Holdings Ltd.	87,728
29,240,000	Emperor Watch & Jewellery Ltd.(c)	1,263,548
643,400	Esprit Holdings Ltd.	726,204
220,000	EVA Precision Industrial Holdings Ltd.	52,501
352,500	EverChina International Holdings Co. Ltd.(d)	13,641
9,500	Fairwood Holdings Ltd.	23,725
517,487	Far East Consortium International Ltd.	204,263
1,198,000	First Pacific Co. Ltd.	1,220,825
315,745	Fortune Oil Plc(d)	46,179
30,000	Fountain SET Holdings Ltd.	3,135
2,114,000	Franshion Properties China Ltd.	621,741
30,000	Future Bright Holdings Ltd.	7,856
648,000	GCL-Poly Energy Holdings Ltd.(d)	140,427
262,000	Genting Hong Kong Ltd.	95,306
798,000	Get Nice Holdings Ltd.	36,543
266,000	Giordano International Ltd.	125,926
1,383,200	Global Bio-Chem Technology Group Co. Ltd.(d)	40,146
1,757,000	Glorious Property Holdings Ltd.(d)	201,712
122,000	Glorious Sun Enterprises Ltd.	26,596
220,000	Gold Peak Industries Holding Ltd.	24,406
Shares		Value
HONG KONG (continued)
220,000	Goldbond Group Holdings Ltd.	$8,514
243,588	Golden Meditech Holdings Ltd.	34,249
158,000	Goldin Properties Holdings Ltd.(d)	90,288
98,000	Goldlion Holdings Ltd.	42,096
16,000	Good Friend International Holdings, Inc.	4,541
156,960	Great Eagle Holdings Ltd.	523,382
12,162,000	G-Resources Group Ltd.(d)	346,710
336,000	Guangdong Investment Ltd.	450,757
150,666	Guangdong Land Holdings Ltd.(d)	38,676
12,000	Guangnan Holdings Ltd.	1,718
10,000	Guoco Group Ltd.	118,029
43,200	Guotai Junan International Holdings Ltd.	30,593
14,000	Haier Electronics Group Co. Ltd.	37,744
52,738	Haitong International Securities Group Ltd.	33,198
128,000	Hanergy Thin Film Power Group Ltd.	59,606
430,000	Hao Tian Development Group Ltd.(d)	18,304
114,000	Harbour Centre Development Ltd.(c)	208,227
2,927,230	Heng Tai Consumables Group Ltd.(d)	32,851
797,400	Hengdeli Holdings Ltd.	149,147
2,008,035	HKC Holdings Ltd.(d)	66,051
365,200	HKR International Ltd.	187,492
90,000	Hon Kwok Land Investment Co. Ltd.	29,836
3,600	Hong Kong Aircraft Engineering Co. Ltd.	39,844
45,000	Hong Kong Ferry (Holdings) Co. Ltd.	50,675
305,651	Hongkong & Shanghai Hotels (The)	439,218
669,700	Hongkong Chinese Ltd.	117,487
12,650	Hopewell Highway Infrastructure Ltd.	6,119
143,500	Hopewell Holdings Ltd.	539,585
224,000	Hopson Development Holdings Ltd.(d)	199,373
230,000	Hsin Chong Construction Group Ltd.	26,405
555,000	Huabao International Holdings Ltd.	437,425
239,631	Hung Hing Printing Group Ltd.	32,766
527,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	240,649
41,000	Hysan Development Co. Ltd.	198,593
1,160,000	Imagi International Holdings Ltd.(d)	24,839
25,000	Inspur International Ltd.	5,321
264,000	Integrated Waste Solutions Group Holdings Ltd.(d)	10,897

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
646,250	International Standard Resources Holdings Ltd.(d)	$30,844
115,000	IPE Group Ltd.	10,384
106,000	IRC Ltd.(d)	6,495
398,000	IT Ltd.	102,166
95,905	ITC Properties Group Ltd.	46,763
65,000	Jinhui Holdings Co. Ltd.(d)	10,229
95,125	Johnson Electric Holdings Ltd.	347,257
616,000	Ju Teng International Holdings Ltd.	324,198
311,099	K Wah International Holdings Ltd.	168,144
1,940,000	Kai Yuan Holdings Ltd.(d)	20,520
42,000	Keck Seng Investments	37,437
97,500	Kerry Properties Ltd.	345,865
330,700	Kingboard Chemical Holdings Ltd.	536,642
473,000	Kingboard Laminates Holdings Ltd.	200,737
74,000	Kingmaker Footwear Holdings Ltd.	12,409
1,866,000	Kingston Financial Group Ltd.	216,632
376,000	Kowloon Development Co. Ltd.	438,941
768,000	Kunlun Energy Co. Ltd.	799,474
2,412,000	Lai Fung Holdings Ltd.	47,603
3,304,750	Lai Sun Development Co. Ltd.	74,175
603,200	Lai Sun Garment International Ltd.	77,809
9,000	Lam Soon Hong Kong Ltd.	6,792
68,000	Landsea Green Properties Co. Ltd.(d)	5,614
116,000	Le Saunda Holdings Ltd.	42,795
24,000	Lee & Man Chemical Co. Ltd.	12,817
549,200	Lee & Man Paper Manufacturing Ltd.	289,041
15,000	Lee’s Pharmaceutical Holdings Ltd.	22,638
74,000	Lerado Group Holding Co. Ltd.	5,059
83,500	Lifestyle International Holdings Ltd.	163,719
2,253,000	Lijun International Pharmaceutical Holding Co. Ltd.	1,054,963
1,314,000	Lippo China Resources Ltd.	44,917
78,000	Lippo Ltd.	43,265
116,000	Liu Chong Hing Investment Ltd.	143,498
546,600	Loudong General Nice Resources China Holdings Ltd.(d)	43,010
170,000	Luen Thai Holdings Ltd.	32,893
91,000	Luk Fook Holdings International Ltd.	338,654
1,444,000	Magnificent Estates	63,331
145,600	Man Wah Holdings Ltd.	124,709
580,000	Mei Ah Entertainment Group Ltd.(d)	40,401
Shares		Value
HONG KONG (continued)
132,000	Melco International Development Ltd.	$265,284
78,000	Midland Holdings Ltd.(d)	39,341
178,000	MIE Holdings Corp.	20,206
84,000	MIN XIN Holdings Ltd.	62,304
1,335,000	Ming Fung Jewellery Group Ltd.(d)	12,916
429,000	Mingfa Group International Co. Ltd.(d)	140,560
344,000	Minmetals Land Ltd.	39,493
29,000	Miramar Hotel & Investment Co. Ltd.	36,735
6,221,148	Nan Hai Corp. Ltd.(d)	33,705
361,500	Neo-Neon Holdings Ltd.(d)	56,424
1,650,000	Neptune Group Ltd.(d)	25,541
17,000	NetDragon Websoft, Inc.	29,692
872,000	New Century Group Hong Kong Ltd.	15,410
1,369,100	New World China Land Ltd.	853,005
109,000	New World Department Store China Ltd.	30,089
412,000	Newocean Energy Holdings Ltd.	150,402
434,000	Next Media Ltd.	38,629
312,000	Nine Dragons Paper Holdings Ltd.	229,805
230,105	NWS Holdings Ltd.	428,017
315,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(d)	19,504
48,000	Orient Overseas International Ltd.	315,158
113,200	Oriental Watch Holdings	20,151
42,000	Overseas Chinese Town Asia Holdings Ltd.	24,109
1,086,246	Pacific Andes International Holdings Ltd.	37,132
10,498,000	Pacific Basin Shipping Ltd.	3,886,493
105,000	Pacific Textile Holdings Ltd.	144,925
227,240	Paliburg Holdings Ltd.	75,920
20,000	Pan Asia Environmental Protection Group Ltd.(d)	4,205
96,000	Paradise Entertainment Ltd.	32,940
285,394	PCCW Ltd.	189,961
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
369,800	Pearl Oriental Oil Ltd.(d)	8,109
296,000	Phoenix Satellite Television Holdings Ltd.	92,783
368,000	Pico Far East Holdings Ltd.	82,597
42,000	Playmates Holdings Ltd.	40,850
60,000	Playmates Toys Ltd.	12,693
318,000	Poly Property Group Co. Ltd.	146,852
460,000	Polytec Asset Holdings Ltd.	62,304
69,500	Ports Design Ltd.(d)	26,806
132,000	Pou Sheng International Holdings Ltd.(d)	10,216

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
78,000	Public Financial Holdings Ltd.	$37,127
320,000	Real Nutriceutical Group Ltd.	90,812
346,200	Regal Hotels International Holdings Ltd.	215,250
5,581,033	REXLot Holdings Ltd.	439,151
240,000	SA SA International Holdings Ltd.	155,412
295,000	Samson Holding Ltd.	38,434
116,000	SAS Dragon Holding Ltd.	24,989
92,000	SEA Holdings Ltd.	61,592
143,516	Shanghai Industrial Holdings Ltd.	424,866
891,000	Shanghai Industrial Urban Development Group Ltd.(d)	142,518
1,190,000	Shanghai Zendai Property Ltd.(b)(c)(d)	28,091
448,000	Shangri-La Asia Ltd.	583,672
195,000	Shenyin Wanguo HK Ltd.	152,935
489,520	Shenzhen International Holdings Ltd.	705,963
330,638	Shenzhen Investment Ltd.	95,537
567,629	Shimao Property Holdings Ltd.	1,197,891
2,506,000	Shougang Concord International Enterprises Co. Ltd.(d)	109,908
760,000	Shougang Fushan Resources Group Ltd.	156,857
587,750	Shun Tak Holdings Ltd.	269,148
370,000	Silver Grant International Industries Ltd.	54,410
652,000	Singamas Container Holdings Ltd.	105,971
240,000	Sino Biopharmaceutical Ltd.	240,548
3,935,000	Sino Oil And Gas Holdings Ltd.(d)	82,737
744,000	Sinofert Holdings Ltd.(d)	136,280
755,500	Sinotrans Shipping Ltd.(d)	171,521
38,000	SIS International Holdings	17,058
12,160	SiS Mobile Holdings Ltd.(d)	1,882
61,000	SITC International Holdings Co. Ltd.	33,678
60,000	Sitoy Group Holdings Ltd.	39,704
565,278	Skyworth Digital Holdings Ltd.	319,378
21,643	SmarTone Telecommunications Holding Ltd.	37,969
1,267,934	SMI Holdings Group Ltd.	44,160
122,843	SOCAM Development Ltd.(d)	111,397
696,000	South China China Ltd.(d)	72,722
360,000	Sparkle Roll Group Ltd.(d)	14,628
1,413,428	SRE Group Ltd.	38,106
84,500	Stella International Holdings Ltd.	223,450
60,500	Stelux Holdings International Ltd.	14,438
204,000	Success Universe Group Ltd.(d)	5,684
16,000	Sun Hing Vision Group Holdings Ltd.	5,180
382,801	Sun Hung Kai & Co. Ltd.	345,653
Shares		Value
HONG KONG (continued)
263,000	TAI Cheung Holdings Ltd.	$218,480
6,000	Tan Chong International Ltd.	1,997
6,000	Tao Heung Holdings Ltd.	2,662
684,000	TCC International Holdings Ltd.	248,814
90,000	TCL Multimedia Technology Holdings Ltd.(d)	39,472
56,000	Techtronic Industries Co. Ltd.	183,481
68,100	Television Broadcasts Ltd.	422,534
125,000	Texhong Textile Group Ltd.	94,327
248,000	Texwinca Holdings Ltd.	202,820
185,800	Tian An China Investment Co. Ltd.(c)	115,042
1,208,000	Tianjin Port Development Holdings Ltd.	244,645
81,000	Tibet 5100 Water Resources Holdings Ltd.	27,166
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	768
124,252	Tomson Group Ltd.	30,132
1,080,000	Tongda Group Holdings Ltd.	143,493
62,000	Top Spring International Holdings Ltd.	17,435
136,000	Towngas China Co. Ltd.	118,943
500,000	TPV Technology Ltd.	102,550
58,000	Tradelink Electronic Commerce Ltd.	13,018
46,400	Transport International Holdings Ltd.	114,320
80,000	Trinity Ltd.	15,686
394,000	Truly International Holdings Ltd.	142,306
233,000	TSC Group Holdings Ltd.(d)	58,909
1,082,000	United Energy Group Ltd.(d)	153,529
288,500	United Laboratories International Holdings Ltd. (The)(d)	142,533
44,000	Up Energy Development Group Ltd.(d)	3,235
439,200	V1 Group Ltd.(d)	33,992
188,000	Varitronix International Ltd.	128,287
643,686	Victory City International Holdings Ltd.	92,165
162,000	Vitasoy International Holdings Ltd.	224,852
483,600	VST Holdings Ltd.	154,082
31,200	VTech Holdings Ltd.	439,890
132,622	Wasion Group Holdings Ltd.	123,516
496,000	Welling Holding Ltd.	92,133
2,400,000	Willie International Holdings Ltd.(d)	48,295
68,000	Wing On Co. International Ltd.(c)	215,343
220,000	Wing Tai Properties Ltd.	139,907
1,290,000	Xinyi Glass Holdings Ltd.	680,585
1,040,000	Yanchang Petroleum International Ltd.(d)	40,917
30,000	YGM Trading Ltd.	53,017

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
HONG KONG (continued)
1,992,000	Yingde Gases Group Co. Ltd.	$1,346,449
150,000	Yip’s Chemical Holdings Ltd.	87,071
68,500	Yue Yuen Industrial Holdings Ltd.	254,921
480,946	Yuexiu Property Co. Ltd.	93,679
58,191	Yuexiu Transport Infrastructure Ltd.	39,408
306,000	Zhuhai Holdings Investment Group Ltd.	53,287
		55,885,783
HUNGARY — 0.0%
24,646	Magyar Telekom Telecommunications Plc(d)	31,994
2,610	OTP Bank Plc	34,641
		66,635
INDIA — 1.5%
293	3M India Ltd.(d)	32,229
4,102	Aarti Industries	18,853
3,614	Aban Offshore Ltd.	27,516
2,732	ABG Shipyard Ltd.(d)	9,054
12,155	ACC Ltd.	306,245
4,886	Adani Enterprises Ltd.(d)	49,487
87,674	Adani Power Ltd.(d)	73,539
6,435	Aditya Birla Nuvo Ltd.	186,764
3,330	Aegis Logistics Ltd.	22,743
3,264	Ahmednagar Forgings Ltd.	17,054
124,095	AIA Engineering Ltd.(c)	2,279,132
2,057	Ajanta Pharma Ltd.	84,849
19,534	Alembic Ltd.	13,846
16,675	Alembic Pharmaceuticals Ltd.	126,567
36,030	Allahabad Bank	67,482
810	Allcargo Logistics Ltd.	4,345
241,287	Alok Industries Ltd.	39,153
1,082	Alstom India Ltd.	12,208
262,493	Amara Raja Batteries Ltd.(c)	3,646,760
17,157	Ambuja Cements Ltd.	68,908
34,468	Amtek Auto Ltd.	96,723
17,731	Amtek India Ltd.	19,152
44,785	Anant Raj Ltd.	36,263
32,399	Andhra Bank(d)	47,656
198,839	Apollo Hospitals Enterprise Ltd.(c)	4,217,082
9,461	Apollo Tyres Ltd.	37,051
49,192	Arvind Ltd.	230,929
198,118	Ashok Leyland Ltd.(d)	210,162
2,229	Atul Ltd.	46,525
8,853	Aurobindo Pharma Ltd.(d)	178,354
3,198	Bajaj Corp. Ltd.	21,452
473,878	Bajaj Electricals Ltd.(c)	1,784,646
7,694	Bajaj Finance Ltd.	503,188
12,411	Bajaj Finserv Ltd.	290,071
19,521	Bajaj Holdings & Investment Ltd.(c)	443,009
15,043	Balkrishna Industries Ltd.	157,607
Shares		Value
INDIA (continued)
133,566	Ballarpur Industries Ltd.	$33,966
3,642	Balmer Lawrie & Co. Ltd.	34,400
38,808	Balrampur Chini Mills Ltd.(d)	38,692
104,590	Bank of Baroda	326,174
28,194	Bank of India	121,202
23,191	Bank of Maharashtra	15,577
3,185	BASF India Ltd.	63,448
2,514	Bata India Ltd.	57,763
1,828	BEML Ltd. - Partly Paid Shares	26,712
986,069	Berger Paints India Ltd.(c)	3,645,120
2,479	Bharat Electronics Ltd.(d)	133,604
2,296	Bharat Forge Ltd.(d)	38,348
12,574	Bharat Petroleum Corp. Ltd.	152,031
44,918	Bhushan Steel Ltd.	60,449
10,128	Biocon Ltd.	67,823
5,808	Birla Corp. Ltd.	49,823
22,927	Blue Dart Express Ltd.(c)	2,532,890
783	Bosch Ltd.	301,194
5,788	Britannia Industries Ltd.	176,532
3,302	Cadila Healthcare Ltd.	87,347
179,379	Cairn India Ltd.(d)	674,391
19,327	Canara Bank	138,286
7,476	Carborundum Universal Ltd.	21,601
5,310	Ceat Ltd.	70,286
11,486	Century Plyboards India Ltd.(d)	34,077
9,871	Century Textiles & Industries Ltd.	91,522
6,433	CESC Ltd.	75,958
91,441	Chambal Fertilizers & Chemicals Ltd.	89,322
4,733	Cholamandalam Investment and Finance Co. Ltd.	41,503
65,290	Cipla Ltd.	733,439
36,243	City Union Bank Ltd.	54,626
1,522	CMC Ltd.	46,070
3,751	Colgate-Palmolive India Ltd.	113,590
3,973	Container Corp. of India Ltd.	89,711
10,814	Coromandel International Ltd.	50,617
41,645	Corp. Bank	46,597
21,138	Cox & Kings Ltd.	103,992
108,633	CRISIL Ltd.(c)	3,682,577
38,317	Crompton Greaves Ltd.	117,268
18,918	Cummins India Ltd.	272,369
16,196	Cyient Ltd.	139,249
37,580	Dabur India Ltd.	155,484
4,199	Dalmia Bharat Ltd.	32,546
6,484	DB Corp. Ltd.	39,918
18,464	DB Realty Ltd.(d)	27,114
27,921	DCB Bank Ltd.(d)	53,241
5,844	Deepak Fertilizers & Petrochemicals Corp. Ltd.	13,408
12,047	Delta Corp Ltd.	17,380
43,420	Dena Bank	39,925
7,530	Divi’s Laboratories Ltd.	211,833
4,597	DLF Ltd.	12,610
3,993	eClerx Services Ltd.	82,655

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
INDIA (continued)
1,400	Eicher Motors Ltd.	$367,906
22,947	EID Parry India Ltd.(d)	71,470
251,736	Emami Ltd.(c)(d)	3,738,342
25,985	Engineers India Ltd.	90,833
8,345	Eros International Media Ltd.(d)	48,620
17,285	Escorts Ltd.	36,044
45,444	Essar Oil Ltd.(d)	81,298
20,879	Essel Propack Ltd.	40,622
72,861	Exide Industries Ltd.	218,871
247	FAG Bearings India Ltd.	15,233
15,298	FDC Ltd.	40,767
147,282	Federal Bank Ltd.	337,321
4,296	Federal-Mogul Goetze India Ltd.(d)	30,183
14,606	Finolex Cables Ltd.	59,794
7,095	Finolex Industries Ltd.	33,284
1,120,674	Fortis Healthcare Ltd.(c)(d)	2,062,757
31,884	Future Retail Ltd.	60,592
7,516	Gateway Distriparks Ltd.	46,563
810	GlaxoSmithKline Consumer Healthcare Ltd.	73,551
14,696	Glenmark Pharmaceuticals Ltd.	170,641
113,877	GMR Infrastructure Ltd.	35,486
7,585	Godfrey Phillips India, Ltd.	72,329
13,455	Godrej Consumer Products Ltd.	230,539
12,899	Godrej Industries Ltd.	64,720
5,642	Godrej Properties Ltd.	25,461
8,033	Great Eastern Shipping Co. Ltd. (The)	46,679
20,917	Greaves Cotton Ltd.	48,751
770	Greenlam Industries Ltd(b)(c)(d)	1,379
770	Greenply Industries Ltd.	11,617
2,596	Grindwell Norton Ltd.	26,438
12,414	Gruh Finance Ltd.	55,140
15,133	Gujarat Alkalies & Chemicals(d)	47,181
3,890	Gujarat Flourochemicals Ltd.	45,379
34,878	Gujarat Mineral Development Corp. Ltd.	69,379
14,998	Gujarat Narmada Valley Fertilizers Co. Ltd.(d)	20,971
357,226	Gujarat Pipavav Port Ltd.(d)	1,189,311
68,587	Gujarat State Fertilisers & Chemicals Ltd.	111,128
26,093	Gujarat State Petronet Ltd.	50,050
27,765	Hathway Cable & Datacom Ltd.(d)	28,601
25,011	Havells India Ltd.	104,369
11,965	HCL Infosystems Ltd.(d)	9,756
849	HEG Ltd.(d)	3,057
18,832	Hexa Tradex Ltd.(d)	8,058
65,708	Hexaware Technologies Ltd.	239,396
270,854	Hindalco Industries Ltd.	610,936
6,147	Hindustan Petroleum Corp. Ltd.	65,301
207	Honeywell Automation India Ltd.	24,587
Shares		Value
INDIA (continued)
28,793	Housing Development & Infrastructure Ltd.(d)	$51,161
355,314	HSIL Ltd.(c)	2,288,157
4,443	Huhtamaki PPL Ltd.	14,832
23,341	ICRA Ltd.(c)	1,266,203
46,836	IDBI Bank Ltd.	53,540
142,718	IDFC Ltd.	396,458
77,633	IIFL Holdings Ltd.(c)	225,247
56,756	India Cements Ltd. (The)(d)	98,511
14,343	Indian Bank	43,016
36,511	Indian Overseas Bank	33,543
45,438	IndusInd Bank Ltd.	638,414
23,454	ING Vysya Bank Ltd.	348,430
9,700	Intellect Design Arena Ltd.(d)	17,008
186,697	Ipca Laboratories Ltd.(c)	1,924,093
8,799	IRB Infrastructure Developers Ltd.	38,266
8,006	Jagran Prakashan Pvt Ltd.(d)	17,535
66,242	Jain Irrigation Systems Ltd. - DVR	74,547
168,680	Jammu & Kashmir Bank Ltd. (The)	415,198
75,459	Jaypee Infratech Ltd.(d)	25,219
6,226	Jindal Poly Films Ltd.	24,664
29,253	Jindal Saw Ltd.	38,045
7,796	JK Lakshmi Cement Ltd.	48,751
13,845	JK Tyre & Industries Ltd.	27,037
21,254	JSW Energy Ltd.	41,540
14,416	JSW Steel Ltd.	227,511
127,376	Jubilant Foodworks Ltd.(c)(d)	2,858,788
23,442	Jubilant Organosys Ltd.(d)	65,366
2,239	Kajaria Ceramics Ltd.	26,302
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	3,074
11,421	Kalpataru Power Transmission Ltd.	43,067
353	Kansai Nerolac Paints Ltd.	13,775
22,504	Karnataka Bank Ltd. (The)	51,923
3,825	Karur Vysya Bank Ltd. (The)	36,777
2,339	Kaveri Seed Co. Ltd.	27,661
13,854	Kesoram Industries Ltd.(d)	27,950
1,197	Kirloskar Oil Engines Ltd.	5,200
24,476	KPIT Technologies Ltd.	82,002
298	Lakshmi Machine Works Ltd.	19,145
8,542	Maharashtra Seamless Ltd.	28,480
237	Mahindra Lifespace Developers Ltd.	1,968
942	Marico Kaya Enterprises Ltd.(d)	17,626
6,707	Marico Ltd.	39,071
26,103	MAX India Ltd.	200,003
15,382	MindTree Ltd.	328,105
815	Monsanto India Ltd.	41,670
11,271	Motherson Sumi Systems Ltd.	82,092
11,049	Mphasis Ltd.	64,678
550	MRF Ltd.	355,539
82,330	Nagarjuna Oil Refinery Ltd.(d)	4,719

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
INDIA (continued)
13,270	National Aluminium Co. Ltd.	$9,706
48,388	NCC Ltd.	59,259
91,063	NHPC Ltd.	28,303
16,197	NIIT Technologies Ltd.	91,609
11,606	Oil India Ltd.	100,160
36,200	OMAXE Ltd.	74,317
3,399	Oracle Financial Sevices Software Ltd.	186,447
16,955	Oriental Bank of Commerce	72,723
14,725	Oswal Chemical & Fertilizers(d)	6,467
19,272	Page Industries Ltd.(c)	3,670,175
8,697	Parsvnath Developers Ltd.(d)	2,528
6,026	PC Jeweller Ltd.	26,333
789	Persistent Systems Ltd.	21,497
51,330	Petronet LNG Ltd.	149,055
1,475	Pfizer Ltd.	48,758
4,125	Phoenix Mills Ltd. (The)	27,054
7,720	PI Industries Ltd.	62,442
386,754	Pidilite Industries Ltd.(c)	3,563,744
7,053	Plethico Pharmaceuticals Ltd.(d)	4,213
14,082	Polaris Consulting & Services Ltd.	33,775
13,598	Prestige Estates Projects Ltd.	60,399
1,520	Procter & Gamble Hygiene & Health Care Ltd.	153,723
81,828	PTC India Financial Services Ltd.	83,103
51,519	PTC India Ltd.	83,099
36,362	Rain Industries Ltd.	22,222
662,261	Rallis India Ltd.(c)	2,417,651
16,737	Ramco Cements Ltd. (The)	98,257
19,421	Ranbaxy Laboratories Ltd.(d)	220,315
4,423	Ratnamani Metals & Tubes Ltd.	50,029
12,772	Raymond Ltd.	105,170
57,342	Redington India Ltd.	112,721
3,937	Reliance Capital Ltd.(d)	30,900
79,906	Reliance Communications Ltd.(d)	102,697
7,440	Reliance Infrastructure Ltd.	61,053
40,214	Reliance Power Ltd.(d)	42,269
38,166	Rolta India Ltd.	67,754
23,351	Ruchi Soya Industries Ltd.	12,951
816	Sanofi India Ltd.	43,651
2,527	Shoppers Stop Ltd.	18,934
1,221	Shree Cement Ltd.	216,259
142,891	Shree Renuka Sugars Ltd.(d)	37,606
7,106	Siemens Ltd.	119,569
77,746	Sintex Industries Ltd.(d)	139,274
15,463	SJVN Ltd.	6,279
99,867	SKF India Ltd.(c)	2,404,806
7,092	Sobha Ltd.	54,036
401,240	South Indian Bank Ltd. (The)	179,128
9,422	Spice Mobility Ltd.	4,381
6,622	SRF Ltd.	101,535
13,529	Star Ferro and Cement Ltd.	21,494
Shares		Value
INDIA (continued)
5,304	State Bank of Bikaner & Jaipur	$55,609
2,656	State Bank of Travancore	22,943
2,418	Sterlite Technologies Ltd.	2,424
97,594	Strides Arcolab Ltd.	1,469,307
14,358	Sun TV Network Ltd.(d)	94,457
4,070	Sundaram Finance Ltd.	99,363
21,387	Sundram Fasteners Ltd.	71,100
6,405	Supreme Industries Ltd.	61,072
30,834	Syndicate Bank	58,322
13,597	Tata Chemicals Ltd.	100,251
7,145	Tata Communications Ltd.	47,356
86,047	Tata Power Co. Ltd.	125,733
158,638	Tata Steel Ltd.	1,000,084
14,209	Tata Tea Ltd.(d)	36,409
4,509	Thermax Ltd.	83,373
45,835	Titan Co. Ltd.	318,666
163,847	Torrent Pharmaceuticals Ltd.(c)	2,909,220
10,413	Transport Corp. of India Ltd.	43,680
214,492	Tree House Education and Accessories Ltd.(c)	1,610,205
104	Trent Ltd.	2,450
13,660	Triveni Turbine Ltd.	23,357
697	TTK Prestige Ltd.	37,916
23,147	Tube Investments of India Ltd.	137,738
103,009	TV18 Broadcast Ltd.(d)	58,294
8,017	TVS Motor Co. Ltd.	39,894
5,706	UCO Bank	6,937
6,802	Unichem Laboratories Ltd.	24,436
13,827	Union Bank of India	46,693
445,435	Unitech Ltd.(d)	134,130
7,841	United Breweries Ltd.	123,442
136,278	United Phosphorus Ltd.(d)	810,495
9,215	Uttam Galva Steels Ltd.(d)	9,664
772	VA Tech Wabag Ltd.	20,085
1,130	Vakrangee Ltd.	2,344
6,257	Vardhman Textiles Ltd.	44,385
54,856	Vedanta Resources Plc	308,520
21,025	Videocon Industries Ltd.	53,789
56,858	Vijaya Bank	45,626
902	VST Industries Ltd.	27,306
563	WABCO India Ltd.	48,555
50,842	Welspun Corp. Ltd.	55,615
1,076	Wockhardt Ltd.	20,985
39,669	Yes Bank Ltd.	552,394
72,088	Zee Entertainment Enterprises Ltd.	438,511
4,219	Zensar Technologies Ltd.	44,441
		81,052,868
INDONESIA — 0.5%
223,600	Ace Hardware Indonesia Tbk PT	13,062
5,233,300	Adaro Energy Tbk PT	413,128
122,700	Adhi Karya Persero Tbk PT	35,791
660,600	Agung Podomoro Land Tbk PT	23,259
7,100,800	AKR Corporindo Tbk PT	2,631,794

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
INDONESIA (continued)
2,401,100	Alam Sutera Realty Tbk PT	$112,781
996,100	Aneka Tambang Persero Tbk PT	83,746
32,288,700	Arwana Citramulia Tbk PT(c)	2,548,940
28,100	Asahimas Flat Glass Tbk PT	18,634
20,400	Astra Agro Lestari Tbk PT	37,442
42,411,000	Bakrie & Brothers Tbk PT(c)(d)	167,401
9,578,900	Bakrie Sumatera Plantations Tbk PT(d)	37,809
9,876,000	Bakrie Telecom Tbk PT(c)(d)	38,982
1,518,266	Bank Bukopin Tbk PT	92,289
1,131,316	Bank Danamon Indonesia Tbk PT	392,958
3,011,250	Bank Pan Indonesia Tbk PT(d)	251,978
935,700	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	60,940
2,452,700	Bank Tabungan Negara Persero Tbk PT	192,653
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(d)	44,555
54,000	Bayan Resources Tbk PT(c)(d)	29,840
1,863,500	Benakat Integra Tbk PT	16,918
560,000	Budi Starch & Sweetener Tbk PT(d)	4,421
624,500	Bumi Resources Minerals Tbk PT(d)	13,804
2,251,200	Bumi Serpong Damai Tbk PT	358,984
5,013,100	Ciputra Development Tbk PT	569,873
1,036,400	Ciputra Property Tbk PT	67,089
186,400	Ciputra Surya Tbk PT	44,144
434,000	Citra Marga Nusaphala Persada Tbk PT	95,931
11,917,500	Darma Henwa Tbk PT(c)(d)	47,040
1,549,000	Delta Dunia Makmur Tbk PT(d)	19,076
393,500	Elnusa Tbk PT	17,706
10,964,300	Energi Mega Persada Tbk PT(d)	90,017
746,500	Erajaya Swasembada Tbk PT(d)	71,011
16,748,500	Express Transindo Utama Tbk PT	1,282,498
947,000	Gajah Tunggal Tbk PT	109,147
436,000	Garuda Indonesia Persero TBK(d)	20,577
2,684,600	Global Mediacom Tbk PT	393,127
1,043,600	Holcim Indonesia Tbk PT	161,885
674,300	Indika Energy Tbk PT(d)	26,190
135,900	Indo Tambangraya Megah Tbk PT	179,698
122,300	Indosat Tbk PT(d)	39,536
158,000	Intiland Development Tbk PT	7,733
1,457,000	Japfa Comfeed Indonesia Tbk PT	102,367
10,555,154	Kawasan Industri Jababeka Tbk PT	253,307
60,600	Lippo Cikarang Tbk PT(d)	55,015
8,121,650	Lippo Karawaci Tbk PT	727,695
Shares		Value
INDONESIA (continued)
12,003,600	Malindo Feedmill Tbk PT(c)	$2,061,009
1,332,600	Matahari Putra Prima Tbk PT	399,754
1,323,367	Mayora Indah Tbk PT(c)	2,533,385
947,100	Medco Energi Internasional Tbk PT	233,644
515,000	Media Nusantara Citra Tbk PT	116,274
106,200	Mitra Adiperkasa Tbk PT	49,254
5,841,400	MNC Investama Tbk PT	129,578
1,101,800	Multipolar Tbk PT	73,497
22,625,500	Nippon Indosari Corpindo Tbk PT(c)	2,455,896
1,292,700	Pakuwon Jati Tbk PT	50,922
4,283,000	Panin Financial Tbk PT(d)	91,966
139,100	Pembangunan Perumahan Persero Tbk PT	42,990
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	122,013
440,100	Ramayana Lestari Sentosa Tbk PT	28,489
5,134,400	Sampoerna Agro Tbk PT(c)	764,030
8,825,400	Sawit Sumbermas Sarana Tbk PT	1,149,549
4,107,500	Selamat Sempurna Tbk PT(c)	1,571,015
7,450,000	Sentul City Tbk PT(d)	67,634
2,356,500	Siloam International Hospitals Tbk PT(d)	2,492,765
117,500	Sinar Mas Agro Resources & Technology Tbk PT(c)	63,539
2,506,800	Summarecon Agung Tbk PT	326,522
1,475,000	Surya Semesta Internusa Tbk PT	128,084
198,500	Tambang Batubara Bukit Asam Persero Tbk PT	178,246
458,600	Tiga Pilar Sejahtera Food Tbk	77,836
1,169,515	Timah Persero Tbk PT	108,481
166,600	Tower Bersama Infrastructure Tbk PT	124,942
596,800	Trada Maritime Tbk PT(d)	6,219
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	3,079
1,152,000	Tunas Baru Lampung Tbk PT	63,659
539,500	Tunas Ridean Tbk PT	28,535
488,900	Vale Indonesia Tbk PT	133,152
1,938,200	Visi Media Asia Tbk PT(d)	67,323
544,300	Waskita Karya Persero Tbk PT	73,691
363,252	Wijaya Karya Persero Tbk PT	107,391
		27,927,134
IRELAND — 0.6%
46,957	Aer Lingus Group Plc	114,081
1,217,226	Bank of Ireland(d)	368,623
276,516	Beazley Plc	1,204,073
98,086	C&C Group Plc	384,603
8,364	DCC Plc	444,454
10,174	Endo International Plc(c)(d)	819,477
6,992	FBD Holdings Plc(d)	86,910
400,000	FleetMatics Group Plc(d)	14,163,999

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
IRELAND (continued)
579,495	Glanbia Plc(c)	$9,364,015
67,081	Grafton Group Plc - Units	676,448
85,105	Greencore Group Plc	395,068
16,165	IFG Group Plc(c)	28,313
23,450	Irish Continental Group Plc - Units	87,445
34,335	James Hardie Industries Plc - CDI	348,022
198,664	Kenmare Resources Plc(d)	10,327
11,618	Kerry Group Plc - Class A(d)	843,098
35,626	Kingspan Group Plc(d)(f)	646,329
6,121	Kingspan Group Plc(f)	111,048
12,329	Paddy Power Plc(d)	964,770
107,448	Smurfit Kappa Group Plc(d)	2,654,146
417	Tarsus Group Plc	1,316
110,589	United Drug Plc(d)	651,155
		34,367,720
ISLE OF MAN — 0.0%
11,173	Exillon Energy Plc(d)	21,162
ISRAEL — 2.0%
23,917	Africa Israel Investments Ltd.(d)	21,262
4,663	Airport City Ltd.(d)	38,512
61	Alon Blue Square Israel Ltd.(d)	153
1,010	AL-ROV Israel Ltd.(d)	27,206
11,742	AudioCodes Ltd.(d)	60,450
9,030	Azrieli Group	311,455
28	Bayside Land Corp.	7,549
238,351	Bezeq The Israeli Telecommunication Corp. Ltd.	380,736
7,207	Cellcom Israel Ltd.(d)	38,112
1,262,500	Check Point Software Technologies Ltd.(d)	97,427,125
0	Clal Biotechnology Industries Ltd.(d)	0
11,283	Clal Insurance Enterprise Holdings Ltd.(d)	162,639
13,567	Delek Automotive Systems Ltd.	130,099
1,010	Delek Group Ltd.	247,140
3,947	Delta-Galil Industries Ltd.	113,547
4,291	Direct Insurance Financial Investments Ltd.	23,488
9,607	Elbit Systems Ltd.	591,358
905	Electra Ltd.	96,866
1	Electra Real Estate Ltd.(d)	1
1,009	Equital Ltd.(d)	13,407
0	Evogene Ltd.(d)	4
3,272	EZchip Semiconductor Ltd.(d)	61,629
10,215	First International Bank of Israel Ltd.	128,202
3,427	Formula Systems (1985) Ltd.	71,792
11,000	Frutarom Industries Ltd.	344,428
1,135	Hadera Paper Ltd.(d)	19,769
66,902	Harel Insurance Investments & Financial Services Ltd.	298,310
270	Industrial Buildings Corp. Ltd.	285
Shares		Value
ISRAEL (continued)
378,008	Israel Discount Bank Ltd. - Class A(d)	$591,321
2,874	Ituran Location & Control Ltd.	60,222
4,804	Jerusalem Oil Exploration(d)	142,478
4,100	Magic Software Enterprises Ltd.	23,016
16,429	Matrix IT Ltd.	74,467
1,459	Melisron Ltd.	42,485
17,166	Menorah Mivtachim Holdings Ltd.	151,206
170,583	Migdal Insurance & Financial Holding Ltd.	204,060
1,190	Mivtach Shamir Holdings Ltd.(d)	26,912
68,595	Mizrahi Tefahot Bank Ltd.(d)	749,905
7,596	Naphtha Israel Petroleum Corp. Ltd.(d)	38,470
736	Neto ME Holdings Ltd.	36,693
13,509	NICE-Systems Ltd.	663,518
645	Nitsba Holdings 1995 Ltd.(d)	8,781
3,418	Nova Measuring Instruments Ltd.(d)	37,715
391,918	Oil Refineries Ltd.(d)	113,545
23,836	Ormat Industries Ltd.	167,215
7,203	Osem Investments Ltd.	127,664
12,789	Partner Communications Co. Ltd.(d)	43,460
2,872	Paz Oil Co. Ltd.	368,474
33,550	Phoenix Holdings Ltd. (The)	95,749
1,121	Plasson Industries Ltd.	37,610
1	Protalix Biotherapeutics, Inc.(d)	2
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,317
1,936,000	Sarine Technologies Ltd.(c)	3,749,497
68,879	Shikun & Binui Ltd.	130,822
13,900	Shufersal Ltd.	28,637
6,039	Strauss Group Ltd.(d)	88,862
3,145	Summit Real Estate Holdings Ltd.(d)	10,671
3,108	Tower Semiconductor Ltd.(d)	47,349
8,078	Union Bank of Israel(d)	26,383
		108,531,030
ITALY — 0.4%
42,476	A2A SpA	40,510
3,408	ACEA SpA	38,356
27,658	Amplifon SpA	165,643
22,692	Ansaldo STS SpA	228,341
2,607	Arnoldo Mondadori Editore SpA(d)	2,716
5,010	Ascopiave SpA	10,813
18,124	Astaldi SpA	115,303
14,058	Autogrill SpA(d)	120,491
10,738	Azimut Holding SpA	251,050
12,300	Banca Generali SpA	343,860
4,248	Banca IFIS SpA	73,203

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
ITALY (continued)
149,847	Banca Popolare dell’Emilia Romagna Scarl(d)	$1,015,111
408,772	Banca Popolare di Milano Scarl(d)	328,880
83,121	Banca Popolare di Sondrio SCARL	324,046
100,263	Banco Popolare SC(d)	1,271,188
2,317	Biesse SpA	31,863
2,579	Brembo SpA	90,925
41,617	Buzzi Unicem SpA	511,654
12,711	Cementir Holding SpA	85,175
155,163	CIR-Compagnie Industriali Riunite SpA(d)	171,476
29,592	Credito Emiliano SpA	231,062
37,774	Credito Valtellinese SC(d)	42,684
4,557	Danieli & C Officine Meccaniche SpA	111,845
4,885	Datalogic SpA	54,924
23,304	Davide Campari-Milano SpA	158,000
14,931	DeA Capital SpA(d)	29,627
23,657	Delclima(d)	52,262
10,624	De’Longhi SpA	191,841
7,780	DiaSorin SpA	310,599
2,953	Ei Towers SpA(d)	146,522
2,445	Engineering SpA	119,576
30,528	ERG SpA	363,938
5,852	Esprinet SpA	40,040
9,629	Eurotech SpA(d)	22,349
59,325	Falck Renewables SpA	65,562
195,336	Finmeccanica SpA(d)	2,138,860
15,732	FNM SpA	9,635
28,892	Gruppo Editoriale L’Espresso SpA(d)	36,598
12,807	Gtech SpA	251,810
51,774	Hera SpA	126,954
19,593	Immobiliare Grande Distribuzione SIIQ SpA REIT	16,140
33,162	IMMSI SpA(d)	23,851
3,035	Industria Macchine Automatiche SpA	134,198
198,830	Intek Group SpA(d)	75,402
7,391	Interpump Group SpA	105,316
61,258	Iren SpA	71,229
84,914	Italcementi SpA	585,309
3,505	Italmobiliare SpA	90,619
23,268	Maire Tecnimont SpA(d)	51,534
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	164,289
205,623	Mediaset SpA(d)	937,311
143,892	Mediobanca SpA	1,250,372
6,134	Mediolanum SpA	43,702
166,177	Parmalat SpA	471,326
50,326	Piaggio & C SpA(d)	153,544
53,816	Pirelli & C. SpA	765,012
42,758	Prysmian SpA	792,387
30,604	Recordati SpA	506,631
Shares		Value
ITALY (continued)
490	Reply SpA	$38,011
70,103	Retelit SpA(d)	44,123
5,423	Safilo Group SpA(d)	77,519
153,639	Saipem SpA(d)	1,394,098
48,108	Salini Impregilo SpA(d)	175,589
9,328	Salvatore Ferragamo SpA	270,472
56,253	Saras SpA(d)	62,993
3,675	SAVE SpA	55,148
31,466	Societa Cattolica di Assicurazioni SCRL	243,206
36,780	Societa Iniziative Autostradali e Servizi SpA	368,232
15,879	Sogefi SpA(d)	45,827
11,520	SOL SpA	91,123
60,496	Sorin SpA(d)	140,685
99,621	Terna Rete Elettrica Nazionale SpA	437,001
20,102	Tiscali SpA(d)	1,229
413	Tod’s SpA	42,469
34,001	Trevi Finanziaria Industriale SpA	102,968
6,610	Uni Land SpA(b)(c)(d)	0
248,355	Unione di Banche Italiane SCPA	1,714,709
141,916	Unipol Gruppo Finanziario SpA	716,828
292,874	UnipolSai SpA	813,465
10,354	Vittoria Assicurazioni SpA	108,166
23,496	World Duty Free SpA(d)	259,397
13,735	Yoox SpA(d)	298,148
3,856	Zignago Vetro SpA	23,616
		23,488,486
JAPAN — 5.4%
77,000	77 Bank Ltd. (The)	429,490
300	A&D Co. Ltd.	1,262
3,100	ABC-Mart, Inc.	155,488
26,500	Accordia Golf Co. Ltd.	271,025
30,000	Achilles Corp.	38,832
1,300	Adastria Holdings Co. Ltd.	34,484
32,000	ADEKA Corp.	396,492
11,400	Aderans Co. Ltd.	101,739
5,200	Advan Co. Ltd.	58,540
106	Advance Residence Investment Corp. REIT	272,154
22,000	Advanex, Inc.	34,472
30,700	Advantest Corp.	395,286
7,935	Aeon Co. Ltd.	84,431
6,600	Aeon Delight Co. Ltd.	148,771
12,000	Aeon Fantasy Co. Ltd.	161,458
8,300	Aeon Financial Service Co. Ltd.	150,903
1,500	Agro-Kanesho Co. Ltd.	13,744
26,800	Ahresty Corp.	146,746
2,000	Ai Holdings Corp.	35,170
14,200	Aica Kogyo Co. Ltd.	318,632
3,300	Aichi Bank Ltd. (The)	162,991
3,800	Aichi Corp.	18,704

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
90,000	Aichi Steel Corp.	$376,309
16,000	Aichi Tokei Denki Co. Ltd.	44,418
23,700	Aida Engineering Ltd.	236,536
29,900	Aiful Corp.(d)	99,302
10,200	Ain Pharmaciez, Inc.	330,503
3,700	Aiphone Co. Ltd.	58,385
61,000	Air Water, Inc.	1,059,176
11,300	Airport Facilities Co. Ltd.	67,071
28,900	Aisan Industry Co. Ltd.	254,472
27,700	Aizawa Securities Co. Ltd.	140,116
7,400	Akebono Brake Industry Co. Ltd.	26,341
115,000	Akita Bank Ltd. (The)	321,213
3,400	Alconix Corp.	53,043
75,400	Alfresa Holdings Corp.	902,129
10,700	Alinco, Inc.	111,073
72,400	Allied Telesis Holdings KK	57,955
3,100	Alpen Co. Ltd.	45,670
2,800	Alpha Corp.	28,470
10,500	Alpine Electronics, Inc.	164,255
39,300	Alps Electric Co. Ltd.	828,971
3,300	Alps Logistics Co. Ltd.	38,247
25,700	Amada Co. Ltd.	236,362
16,800	Amano Corp.	180,261
500	Amiyaki Tei Co. Ltd.	16,691
4,500	Amuse, Inc.	117,261
21,100	Anest Iwata Corp.	141,230
12,500	Anritsu Corp.	82,390
300	AOI Electronics Co. Ltd.	13,744
1,800	AOI Pro, Inc.	11,987
20,300	AOKI Holdings, Inc.	236,658
119,000	Aomori Bank Ltd. (The)	353,665
6,400	Aoyama Trading Co. Ltd.	216,095
92,000	Aozora Bank Ltd.	336,882
9,700	Arakawa Chemical Industries Ltd.	99,371
16,000	Araya Industrial Co. Ltd.	25,070
15,400	Arcland Sakamoto Co. Ltd.	288,906
9,738	Arcs Co. Ltd.	201,842
97,100	Arealink Co. Ltd.	113,282
2,700	Argo Graphics, Inc.	42,306
170,100	Ariake Japan Co. Ltd.(c)	4,649,757
10,200	Arisawa Manufacturing Co. Ltd.	78,435
2,200	Artnature, Inc.	23,118
3,290	As One Corp.	88,393
10,000	Asahi Diamond Industrial Co. Ltd.	102,955
11,950	Asahi Holdings, Inc.	178,797
4,700	Asahi Intecc Co. Ltd.	251,350
13,000	Asahi Kogyosha Co. Ltd.	44,946
27,000	Asahi Organic Chemicals Industry Co. Ltd.	67,138
13,000	Asanuma Corp.(d)	16,716
4,500	Asatsu-DK, Inc.	113,506
2,300	Asax Co. Ltd.	29,888
35,900	Ashikaga Holdings Co. Ltd.	148,271
Shares		Value
JAPAN (continued)
24,000	Ashimori Industry Co. Ltd.(d)	$32,700
30,600	Asics Corp.	758,290
9,000	ASKA Pharmaceutical Co. Ltd.	96,798
10,400	Asunaro Aoki Construction Co. Ltd.	70,851
10,200	Atom Corp.	76,871
41,000	Atsugi Co. Ltd.	40,850
46,600	Autobacs Seven Co. Ltd.	686,520
19,000	Avex Group Holdings, Inc.	322,626
57,000	Awa Bank Ltd. (The)	309,682
12,200	Axial Retailing, Inc.	282,170
9,300	Azbil Corp.	232,995
75,000	Bando Chemical Industries Ltd.	275,270
5,400	Bank of Iwate Ltd. (The)	221,187
127,000	Bank of Kochi Ltd. (The)	166,550
121,000	Bank of Kyoto Ltd. (The)	1,024,219
60,000	Bank of Nagoya Ltd. (The)	218,173
11,100	Bank of Okinawa Ltd. (The)	447,100
104,000	Bank of Saga Ltd. (The)	239,121
20,600	Bank of the Ryukyus Ltd.	287,344
11,100	Belc Co. Ltd.	309,567
34,500	Belluna Co. Ltd.	148,659
19,400	Benesse Holdings, Inc.	582,347
8,700	Bic Camera, Inc.	99,202
4,700	Biofermin Pharmaceutical Co. Ltd.	119,231
23,300	Bit-Isle, Inc.	100,597
5,900	BML, Inc.	158,516
3,400	Bookoff Corp.	24,871
7,900	Broadleaf Co. Ltd.	122,843
44,200	Brother Industries Ltd.	765,586
30,000	Bunka Shutter Co. Ltd.	244,486
800	C Uyemura & Co. Ltd.	40,739
23,300	Calbee, Inc.	917,674
97,000	Calsonic Kansei Corp.	558,392
900	Can Do Co. Ltd.	11,757
14,600	Canon Electronics, Inc.	259,351
12,000	Canon Marketing Japan, Inc.	219,399
15,400	Capcom Co. Ltd.	260,054
3,400	Carlit Holdings Co., Ltd.	20,789
23,500	Casio Computer Co. Ltd.	372,022
5,800	Cawachi Ltd.	92,806
117,000	Central Glass Co. Ltd.	495,180
1,700	Central Security Patrols Co. Ltd.	17,444
1,300	Central Sports Co. Ltd.	22,130
32,350	Century Tokyo Leasing Corp.	772,180
5,100	CFS Corp.	34,614
31,300	Chiba Kogyo Bank Ltd. (The)	215,366
1,500	Chino Corp.	15,022
4,000	Chiyoda Co. Ltd.	85,566
14,900	Chiyoda Integre Co. Ltd.	281,175
3,800	Chori Co. Ltd.	61,904
11,700	Chubu Shiryo Co. Ltd.	65,659
138,000	Chuetsu Pulp & Paper Co. Ltd.	347,850
152,600	Chugai Mining Co. Ltd.(d)	36,386
6,000	Chugai Ro Co. Ltd.	14,051

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
37,300	Chugoku Bank Ltd. (The)	$535,217
10,000	Chugoku Marine Paints Ltd.	88,989
32,000	Chukyo Bank Ltd. (The)	56,408
106,200	Citizen Holdings Co. Ltd.	855,533
25,200	CKD Corp.	242,923
21,000	Clarion Co. Ltd.(d)	62,590
11,000	Cleanup Corp.	81,964
10,100	CMIC Holdings Co. Ltd.	173,221
34,723	Coca-Cola East Japan Co. Ltd.	582,511
7,600	Coca-Cola West Co. Ltd.	109,246
1,490	Cocokara Fine, Inc.	37,152
6,700	COLOPL Inc.	154,449
3,500	Colowide Co. Ltd.	59,342
6,100	Computer Engineering & Consulting Ltd.	52,569
38,300	COMSYS Holdings Corp.	526,409
17,900	CONEXIO Corp.	162,034
1,100	COOKPAD, Inc.(d)	44,448
5,200	Corona Corp.	51,810
252,000	Cosmo Oil Co. Ltd.	341,208
2,500	Cosmos Pharmaceutical Corp.	404,496
5,500	Create SD Holdings Co. Ltd.	187,580
13,500	Credit Saison Co. Ltd.	230,154
4,200	CTI Engineering Co. Ltd.	52,397
3,900	CyberAgent, Inc.	173,363
133,000	Dai Nippon Toryo Co. Ltd.	173,286
36,600	Daicel Corp.	459,721
6,000	Dai-Dan Co. Ltd.	34,233
67,000	Daido Kogyo Co. Ltd.	143,209
4,500	Daido Metal Co. Ltd.	42,613
148,000	Daido Steel Co. Ltd.	584,791
4,300	Daidoh Ltd.	18,748
8,300	Daifuku Co. Ltd.	96,055
23,000	Daihatsu Diesel Manufacturing Co. Ltd.	186,068
51,000	Daihen Corp.	248,420
13,000	Daiichi Jitsugyo Co. Ltd.	67,751
3,500	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	140,680
1,300	Dai-ichi Seiko Co. Ltd.	24,067
11,800	Daiichikosho Co. Ltd.	343,158
72,000	Daiken Corp.	164,319
19,000	Daiki Aluminium Industry Co. Ltd.	50,805
11,200	Daikoku Denki Co. Ltd.	180,547
4,700	Daikokutenbussan Co. Ltd.	182,909
22,000	Daikyo, Inc.	32,785
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	214,545
37,000	Daio Paper Corp.	321,383
27,000	Daisan Bank Ltd. (The)	45,065
4,910	Daiseki Co. Ltd.	84,126
104,000	Daishi Bank Ltd. (The)	348,940
6,000	Daishinku Corp.	17,628
24,000	Daiso Co. Ltd.	90,130
Shares		Value
JAPAN (continued)
181,000	Daito Bank Ltd. (The)	$218,871
10,600	Daito Pharmaceutical Co. Ltd.	225,666
30	Daiwa House Residential Investment Corp. REIT	141,276
8,800	Daiwa Industries Ltd.	53,806
178,000	Daiwabo Holdings Co. Ltd.	298,612
10,400	DC Co. Ltd.	41,536
43,860	DCM Holdings Co. Ltd.	294,691
40,400	Dena Co. Ltd.	534,286
241,000	Denki Kagaku Kogyo KK	958,418
11,000	Denki Kogyo Co. Ltd.	49,085
15,000	Denyo Co. Ltd.	250,106
14,000	Descente Ltd.	159,516
317,000	DIC Corp.	793,647
13,000	Digital Arts, Inc.	124,874
2,300	Disco Corp.	212,901
23,000	DKS Co. Ltd.	73,840
5,500	DMG Mori Seiki Co. Ltd.	72,362
4,100	Don Quijote Co. Ltd.	300,962
2,400	Doshisha Co. Ltd.	37,727
4,574	Doutor Nichires Holdings Co. Ltd.	65,204
112,000	Dowa Holdings Co. Ltd.	904,164
6,300	Dr Ci:Labo Co. Ltd.	217,278
400	DSB Co. Ltd.	2,650
3,200	DTS Corp.	67,690
2,300	Dunlop Sports Co. Ltd.	25,540
12,100	Duskin Co. Ltd.	191,861
7,600	Dydo Drinco, Inc.	313,242
2,000	Dynic Corp.	3,032
10,600	Eagle Industry Co. Ltd.	199,760
274,000	Ebara Corp.	1,066,320
800	Ebara Jitsugyo Co. Ltd.	9,674
63,000	EDION Corp.	470,502
7,400	eGuarantee, Inc.	108,640
110,000	Ehime Bank Ltd. (The)	235,119
8,000	Eidai Co. Ltd.	30,929
105,000	Eighteenth Bank Ltd. (The)	305,799
11,200	Eiken Chemical Co. Ltd.	174,824
3,400	Eizo Corp.	74,468
6,300	Elecom Co. Ltd.	143,887
700	Elematec Corp.	15,511
5,800	Emori Group Holdings Co. Ltd.	51,466
6,500	en-japan, Inc.	95,040
4,500	Enplas Corp.	161,905
3,300	EPS Holdings Inc.	41,254
4,200	ESPEC Corp.	38,305
1,400	Excel Co. Ltd.	15,487
18,400	Exedy Corp.	407,548
10,100	Ezaki Glico Co. Ltd.	418,002
6,700	F@N Communications, Inc.	76,625
3,000	FALCO HOLDINGS Co. Ltd.	33,186
6,300	FamilyMart Co. Ltd.	274,683
338,600	FCC Co. Ltd.	6,502,112
35,680	Feed One Holdings Co. Ltd.(d)	33,422
19,300	Ferrotec Corp.	97,955

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
93,800	FIDEA Holdings Co. Ltd.	$168,541
12,100	Fields Corp.	154,457
1,000	Findex, Inc.	59,610
18,200	Foster Electric Co. Ltd.	346,084
2,200	FP Corp.	77,374
27,000	France Bed Holdings Co. Ltd.	41,386
30	Frontier Real Estate Investment Corp. REIT	137,188
16,400	F-Tech, Inc.	163,260
88,100	Fudo Tetra Corp.	181,557
5,500	Fuji Co. Ltd.	100,277
10,600	Fuji Corp. Ltd.	60,569
96,000	Fuji Electric Co. Ltd.	415,294
7,500	Fuji Electronics Co. Ltd.	91,267
13,000	Fuji Kiko Co. Ltd.	59,559
12,000	Fuji Kyuko Co. Ltd.	126,509
13,700	Fuji Media Holdings, Inc.	173,481
3,700	Fuji Oil Co. Ltd.	11,091
2,700	Fuji Oil Co. Ltd.	34,880
9,200	Fuji Pharma Co. Ltd.	161,155
300	Fuji Seal International, Inc.	9,670
11,800	Fuji Soft, Inc.	238,150
27,000	Fujibo Holdings, Inc.	71,736
4,600	Fujicco Co. Ltd.	82,301
37,500	Fujikura Kasei Co. Ltd.	184,259
220,000	Fujikura Ltd.	923,614
1,200	Fujikura Rubber Ltd.	8,196
6,800	Fujimori Kogyo Co. Ltd.	193,698
115,500	Fujisash Co. Ltd.(d)	153,436
1,200	Fujishoji Co. Ltd.	15,114
13,000	Fujita Kanko, Inc.	51,810
27,300	Fujitec Co. Ltd.	282,462
5,300	Fujitsu Frontech Ltd.	61,201
14,000	Fujitsu General Ltd.	138,414
7,700	FuKoKu Co. Ltd.	84,521
13,000	Fukuda Corp.	104,394
2,300	Fukuda Denshi Co. Ltd.	114,579
140,000	Fukui Bank Ltd. (The)	314,741
63,000	Fukuoka Financial Group, Inc.	317,602
238,000	Fukushima Bank Ltd. (The)	176,326
8,800	Fukushima Industries Corp.	132,866
70,000	Fukuyama Transporting Co. Ltd.	393,426
3,000	Funai Soken Holdings, Inc.	24,321
42,000	Furukawa Co. Ltd.	69,744
331,000	Furukawa Electric Co. Ltd.	555,284
8,100	Furuno Electric Co. Ltd.	83,876
4,000	Furusato Industries Ltd.	54,296
3,500	Fuso Chemical Co. Ltd.	36,690
11,000	Fuso Pharmaceutical Industries Ltd.	28,383
49,800	Futaba Industrial Co. Ltd.	251,057
22,500	Future Architect, Inc.	123,967
12,200	Fuyo General Lease Co. Ltd.	396,347
20,000	Gakken Holdings Co. Ltd.	42,238
3,400	Gecoss Corp.	45,717
Shares		Value
JAPAN (continued)
1,700	Genki Sushi Co. Ltd.	$41,288
25,100	Geo Holdings Corp.	246,447
132,000	GLOBERIDE, Inc.	215,822
21,100	Glory Ltd.	558,810
145	GLP J - REIT	165,213
14,800	GMO Internet, Inc.	123,512
6,100	GMO Payment Gateway, Inc.	107,008
7,000	Godo Steel Ltd.	11,386
2,680	Goldcrest Co. Ltd.	42,175
19,000	Goldwin, Inc.	107,272
19,100	Gree, Inc.	109,301
97,000	GS Yuasa Corp.	441,923
24,000	GSI Creos Corp.	26,978
14,500	G-Tekt Corp.	139,159
10,800	Gulliver International Co. Ltd.	86,727
16,000	Gun-Ei Chemical Industry Co. Ltd.	46,598
69,000	Gunma Bank Ltd. (The)	457,727
32,000	Gunze Ltd.	83,386
9,200	Gurunavi, Inc.	148,306
7,200	H.I.S. Co. Ltd.	249,544
41,635	H2O Retailing Corp.	740,658
162,000	Hachijuni Bank Ltd. (The)	1,078,804
2,800	Hagihara Industries, Inc.	46,496
3,500	Hakudo Co. Ltd.	33,858
49,400	Hakuhodo DY Holdings, Inc.	496,398
4,800	Hakuto Co. Ltd.	49,991
7,100	Hamakyorex Co. Ltd.	252,427
5,300	Hamamatsu Photonics KK	252,295
108,000	Hanwa Co. Ltd.	407,426
7,000	Happinet Corp.	78,685
7,400	Hard Off Corp. Co. Ltd.	71,334
2,400	Harmonic Drive Systems, Inc.	38,546
75,000	Haseko Corp.	616,325
20,860	Hazama Ando Corp.	137,847
10,200	Heiwa Corp.	206,206
2,300	Heiwa Real Estate Co. Ltd.	33,081
25,900	Heiwado Co. Ltd.	552,054
16,800	Hibiya Engineering Ltd.	223,180
7,240	Hiday Hidaka Corp.	228,735
36,700	Higashi Nihon House Co. Ltd.	161,264
86,000	Higashi-Nippon Bank Ltd. (The)	243,873
66,000	Higo Bank Ltd. (The)	361,390
8,100	HI-LEX Corp.	233,488
100	Hiramatsu, Inc.	548
15,100	Hirano Tecseed CO Ltd.	108,142
2,500	Hirose Electric Co. Ltd.	302,734
213,000	Hiroshima Bank Ltd. (The)	1,070,169
14,400	Hisamitsu Pharmaceutical Co., Inc.	492,958
30,400	Hitachi Capital Corp.	604,738
20,800	Hitachi Chemical Co. Ltd.	423,156
9,200	Hitachi Construction Machinery Co. Ltd.	172,515

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
7,200	Hitachi High-Technologies Corp.	$226,552
8,700	Hitachi Koki Co. Ltd.	63,270
17,000	Hitachi Kokusai Electric, Inc.	233,509
29,900	Hitachi Transport System Ltd.	394,151
43,800	Hitachi Zosen Corp.	242,442
11,000	Hochiki Corp.	83,931
10,000	Hodogaya Chemical Co. Ltd.	16,350
121,000	Hogy Medical Co. Ltd.(c)	6,326,663
12,800	Hokkaido Electric Power Co., Inc.(d)	103,987
25,000	Hokkan Holdings Ltd.	63,868
12,000	Hokko Chemical Industry Co. Ltd.	42,204
61,000	Hokkoku Bank Ltd. (The)	196,355
74,000	Hokuetsu Bank Ltd. (The)	135,485
2,000	Hokuetsu Industries Co. Ltd.	18,343
16,200	Hokuetsu Kishu Paper Co. Ltd.	76,979
794,000	Hokuhoku Financial Group, Inc.	1,649,800
5,000	Hokuriku Electric Industry Co. Ltd.	7,494
22,900	Hokuriku Electric Power Co.	325,861
6,000	Hokuriku Electrical Construction Co. Ltd.	41,284
2,500	Hokuto Corp.	46,134
3,320	Honeys Co. Ltd.	29,742
5,700	Hoosiers Holdings Co. Ltd.	24,076
117,800	Horiba Ltd.	3,877,178
4,600	Hoshizaki Electric Co. Ltd.	235,425
5,000	Hosokawa Micron Corp.	31,040
30,000	House Foods Group, Inc.	604,445
23,700	Howa Machinery Ltd.	149,954
68,000	Hyakugo Bank Ltd. (The)	290,113
61,000	Hyakujushi Bank Ltd. (The)	206,744
25,300	Ibiden Co. Ltd.	384,358
5,500	IBJ Leasing Co. Ltd.	104,492
1,200	Ichibanya Co. Ltd.	49,970
6,000	Ichikoh Industries Ltd.	12,467
7,300	ICHINEN Holdings Co. Ltd.	68,381
1,500	Icom, Inc.	35,000
2,800	Idec Corp.	24,869
15,700	Idemitsu Kosan Co. Ltd.	263,917
11,400	Ihara Chemical Industry Co. Ltd.	129,406
26,036	Iida Group Holdings Co. Ltd.	327,473
39,100	Iino Kaiun Kaisha Ltd.	230,744
5,680	IJT Technology Holdings Co. Ltd.(d)	24,910
10,900	Imasen Electric Industrial	142,109
2,200	Inaba Denki Sangyo Co. Ltd.	74,845
300	Inaba Seisakusho Co. Ltd.	3,408
13,200	Inabata & Co. Ltd.	121,512
5,600	Inageya Co. Ltd.	62,233
3,300	Ines Corp.	24,870
4,200	I-Net Corp.	32,332
Shares		Value
JAPAN (continued)
18,500	Information Services International-Dentsu Ltd.	$181,802
2,400	Innotech Corp.	10,035
11,700	Intage Holdings, Inc.	166,588
2,400	Internet Initiative Japan, Inc.	50,829
1,100	Inui Warehouse Co. Ltd.	9,199
3,100	Iriso Electronics Co. Ltd.	181,623
5,000	Ise Chemical Corp.	32,615
26,000	Iseki & Co. Ltd.	50,038
27,200	Isetan Mitsukoshi Holdings Ltd.	389,134
145,000	Ishihara Sangyo Kaisha Ltd.(d)	127,182
57,566	IT Holdings Corp.	963,764
14,000	Ito En Ltd.	269,914
8,700	Ito En Ltd. - Preference Shares	135,875
26,200	Itochu Enex Co. Ltd.	205,709
5,600	Itochu Techno-Solutions Corp.	201,005
1,300	Itochu-Shokuhin Co. Ltd.	44,503
35,000	Itoham Foods, Inc.	200,290
49,400	Itoki Corp.	245,254
16,400	IwaiCosmo Holdings, Inc.	189,096
86,000	Iwasaki Electric Co. Ltd.	169,905
48,000	Iwatani Corp.	313,106
11,000	Iwatsu Electric Co. Ltd.	9,086
77,600	Iyo Bank Ltd. (The)	904,001
11,000	Izumi Co. Ltd.	398,110
46,000	Izutsuya Co. Ltd.(d)	25,070
12,200	J Trust Co. Ltd.	100,048
17,400	J. Front Retailing Co. Ltd.	223,890
24,000	Jaccs Co. Ltd.	112,816
3,600	Jafco Co. Ltd.	119,714
900	Jalux, Inc.	16,692
1,900	Jamco Corp.	52,018
44,000	Janome Sewing Machine Co. Ltd.(d)	51,333
7,400	Japan Airport Terminal Co. Ltd.	337,137
30,000	Japan Aviation Electronics Industry Ltd.	688,751
17,300	Japan Communications, Inc.(d)	75,429
7,700	Japan Digital Laboratory Co. Ltd.	106,684
210	Japan Hotel REIT Investment Corp.	138,772
3,900	Japan Medical Dynamic Marketing, Inc.	19,196
3,100	Japan Petroleum Exploration Co. Ltd.	94,771
15,100	Japan Pile Corp.	100,684
54	Japan Prime Realty Investment Corp. REIT	189,458
42,000	Japan Pulp & Paper Co. Ltd.	119,101
60,000	Japan Radio Co. Ltd.(d)	192,625
157	Japan Retail Fund Investment Corp. REIT	341,194
22,900	Japan Securities Finance Co. Ltd.	114,471
101,000	Japan Steel Works Ltd. (The)	406,821
62,000	Japan Transcity Corp.	199,574

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
16,000	Japan Vilene Co. Ltd.	$82,023
29,300	Japan Wind Development Co. Ltd.(d)	106,790
31,000	Japan Wool Textile Co. Ltd. (The)	207,494
1,000	Jastec Co. Ltd.	7,766
6,000	JBCC Holdings, Inc.	38,729
1,000	JCU Corp.	46,581
39,000	Jeol Ltd.	190,633
13,400	Jimoto Holdings, Inc.	25,333
5,000	JK Holdings Co. Ltd.	23,674
9,000	JMS Co. Ltd.	22,149
28,000	Joban Kosan Co. Ltd.	37,674
39,000	J-Oil Mills, Inc.	140,152
20,000	Joshin Denki Co. Ltd.	168,952
1,600	Jowa Holdings Co. Ltd.	49,936
52,000	Joyo Bank Ltd. (The)	263,919
8,000	JSP Corp.	160,777
15,800	JSR Corp.	281,609
22,000	JTEKT Corp.	367,947
59,000	Juki Corp.	195,947
66,000	Juroku Bank Ltd. (The)	219,756
64,900	JVC Kenwood Corp.(d)	154,748
5,200	K&O Energy Group, Inc.	67,264
17,200	kabu.com Securities Co. Ltd.	94,034
2,000	Kabuki-Za Co. Ltd.	85,838
10,500	Kaga Electronics Co. Ltd.	134,748
54,000	Kagoshima Bank Ltd. (The)	340,748
66,000	Kajima Corp.	263,595
42,000	Kakaku.com, Inc.	600,511
20,000	Kaken Pharmaceutical Co. Ltd.	429,362
8,400	Kameda Seika Co. Ltd.	283,982
30,200	Kamei Corp.	200,853
82,000	Kamigumi Co. Ltd.	826,075
13,000	Kanaden Corp.	87,899
3,000	Kanagawa Chuo Kotsu Co. Ltd.	15,073
6,000	Kanamoto Co. Ltd.	157,626
12,000	Kandenko Co. Ltd.	71,328
112,000	Kaneka Corp.	689,568
303,000	Kanematsu Corp.	436,064
8,000	Kanematsu Electronics Ltd.	120,923
20,000	Kansai Paint Co. Ltd.	352,210
12,300	Kansai Urban Banking Corp.	124,749
37,000	Kanto Denka Kogyo Co. Ltd.(d)	177,391
24,100	Kasai Kogyo Co. Ltd.	207,281
9,300	Kasumi Co. Ltd.	78,325
5,000	Katakura Industries Co. Ltd.	52,116
6,200	Kato Sangyo Co. Ltd.	114,570
36,000	Kato Works Co. Ltd.	284,799
2,400	KAWADA Technologies, Inc.	85,941
3,200	Kawai Musical Instruments Manufacturing Co. Ltd.	63,657
131,000	Kawasaki Heavy Industries Ltd.	634,753
834,000	Kawasaki Kisen Kaisha Ltd.	2,414,715
3,400	Kawasumi Laboratories, Inc.	21,831
Shares		Value
JAPAN (continued)
79,000	Keihan Electric Railway Co. Ltd.	$482,355
39,700	Keihanshin Building Co. Ltd.	237,328
8,000	Keihin Co. Ltd. (The)	12,944
32,700	Keihin Corp.	525,740
46,000	Keisei Electric Railway Co. Ltd.	596,985
71,000	Keiyo Bank Ltd. (The)	391,186
11,100	Keiyo Co. Ltd.	52,839
5,900	Kenko Mayonnaise Co. Ltd.	84,307
11,800	Kewpie Corp.	275,330
1,825	KEY Coffee, Inc.	26,358
2,000	KFC Holdings Japan Ltd.	37,214
14,000	Kikkoman Corp.	416,674
8,200	Kimoto Co. Ltd.	20,879
8,000	Kinden Corp.	95,512
4,500	Kintetsu World Express, Inc.	193,136
10,000	Kinugawa Rubber Industrial Co. Ltd.	45,218
2,600	Kissei Pharmaceutical Co. Ltd.	78,600
136,000	Kitagawa Iron Works Co. Ltd.	274,478
2,600	Kita-Nippon Bank Ltd. (The)	68,747
59,000	Kitano Construction Corp.	178,864
12,900	Kito Corp.	124,902
24,100	Kitz Corp.	115,544
27,700	Kiyo Bank Ltd. (The)	345,572
81,000	KNT-CT Holdings Co. Ltd.(d)	111,053
20,800	Koa Corp.	192,360
22,000	Koatsu Gas Kogyo Co. Ltd.	112,969
4,800	Kobayashi Pharmaceutical Co. Ltd.	323,325
297,000	Kobe Steel Ltd.	526,067
13,400	Koei Tecmo Holdings Co. Ltd.	203,916
9,600	Kohnan Shoji Co. Ltd.	109,137
1,300	Kohsoku Corp.	9,908
3,000	Koike Sanso Kogyo Co. Ltd.	10,781
10,100	Koito Manufacturing Co. Ltd.	332,424
2,600	Kokusai Co. Ltd.	42,134
13,800	Kokuyo Co. Ltd.	105,883
12,000	KOMAIHALTEC, Inc.	28,715
7,500	Komatsu Wall Industry Co. Ltd.	159,989
17,900	Komeri Co. Ltd.	386,108
4,600	Konaka Co. Ltd.	24,169
14,000	Konami Corp.	263,357
23,600	Kondotec, Inc.	166,203
41,600	Konica Minolta, Inc.	462,655
12,000	Konishi Co.Ltd.	207,341
7,200	Konoike Transport Co. Ltd.	148,868
2,700	Kose Corp.	121,860
6,900	Koshidaka Holdings Co. Ltd.	126,272
2,000	Kourakuen Corp.	27,932
12,000	Krosaki Harima Corp.	24,933
4,200	KRS Corp.	51,503
22,028	K’s Holdings Corp.	650,917
2,000	KU Holdings Co. Ltd.	10,832
39,000	Kumagai Gumi Co. Ltd.(d)	124,542
6,700	Kura Corp.	202,831

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
82,000	Kurabo Industries Ltd.	$138,261
31,500	Kuraray Co. Ltd.	399,148
60,000	Kureha Corp.	252,406
40,000	Kurimoto Ltd.	75,620
16,000	Kurita Water Industries Ltd.	344,035
19,400	Kuroda Electric Co. Ltd.	279,857
4,000	Kusuri No Aoki Co. Ltd.	267,393
174,000	KYB Co. Ltd.	697,897
43,000	Kyodo Printing Co. Ltd.	145,006
2,000	Kyoei Sangyo Co. Ltd.	3,372
6,700	Kyoei Steel Ltd.	125,465
8,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	99,202
7,800	Kyokuto Securities Co. Ltd.	113,583
16,000	Kyokuyo Co. Ltd.	37,742
19,000	KYORIN Holdings, Inc.	387,184
2,100	Kyoritsu Maintenance Co. Ltd.	118,207
48,500	Kyoritsu Printing Co. Ltd.	120,600
18,000	Kyosan Electric Manufacturing Co. Ltd.	57,634
900	Kyoto Kimono Yuzen Co. Ltd.	7,679
3,000	Kyowa Electronics Instruments Co. Ltd.	11,675
58,500	Kyowa Exeo Corp.	622,711
3,000	Kyudenko Corp.	40,645
14,200	LAC Co. Ltd.	107,017
2,800	Lasertec Corp.	34,955
600	LEC, Inc.	6,688
62,900	Leopalace21 Corp.(d)	410,835
14,500	Life Corp.	208,184
8,000	Lintec Corp.	177,740
25,000	Lion Corp.	136,464
6,000	Look, Inc.	11,343
14,200	M3, Inc.	288,039
3,800	Mabuchi Motor Co. Ltd.	157,592
5,300	Macnica, Inc.	157,064
4,000	Maeda Corp.	30,895
55,000	Maeda Road Construction Co. Ltd.	874,904
3,900	Maezawa Kasei Industries Co. Ltd.	43,208
45,000	Makino Milling Machine Co. Ltd.	392,404
2,300	Mandom Corp.	78,149
300	Mani, Inc.	17,704
3,300	Mars Engineering Corp.	58,620
7,700	Marubun Corp.	52,063
68,000	Marudai Food Co. Ltd.	244,367
4,000	Marufuji Sheet Piling Co. Ltd.	12,365
26,900	Marui Group Co. Ltd.	282,447
10,300	Maruichi Steel Tube Ltd.	245,505
33,900	Marusan Securities Co. Ltd.	237,008
2,900	Maruwa Co. Ltd.	79,026
74,000	Maruyama Manufacturing Co., Inc.	145,568
20,000	Maruzen Showa Unyu Co. Ltd.	67,785
Shares		Value
JAPAN (continued)
6,400	Marvelous, Inc.	$97,011
4,200	Matsuda Sangyo Co. Ltd.	47,819
11,700	Matsumotokiyoshi Holdings Co. Ltd.	388,572
700	Matsuya Foods Co. Ltd.	14,730
6,000	Max Co. Ltd.	65,554
2,400	Maxvalu Nishinihon Co. Ltd.	34,438
3,700	Maxvalu Tokai Co. Ltd.	56,715
2,400	MEC Co. Ltd.	18,762
36,900	Medipal Holdings Corp.	434,266
1,200	Megachips Corp.	14,449
22,200	Megmilk Snow Brand Co. Ltd.	306,826
88,000	Meidensha Corp.	265,281
5,500	Meiko Network Japan Co. Ltd.	57,047
3,000	Meisei Industrial Co. Ltd.	17,857
6,000	Meitec Corp.	176,531
14,700	Meiwa Corp.	57,959
1,000	Melco Holdings, Inc.	15,814
2,400	Message Co. Ltd.	64,379
49,000	Michinoku Bank Ltd. (The)	92,217
10,000	Mie Bank Ltd. (The)	22,311
1,237	Milbon Co. Ltd.	35,131
5,600	Mimasu Semiconductor Industry Co. Ltd.	63,711
161,000	Minato Bank Ltd. (The)	311,224
35,000	Minebea Co. Ltd.	547,518
5,100	Ministop Co. Ltd.	69,054
147,700	Miraca Holdings, Inc.	6,666,184
6,240	Mirait Holdings Corp.	72,852
21,200	Misawa Homes Co. Ltd.	189,018
17,800	MISUMI Group, Inc.	672,256
11,700	Mitani Corp.	269,509
43,800	Mito Securities Co. Ltd.	154,417
11,900	Mitsuba Corp.	213,922
39,000	Mitsubishi Gas Chemical Co., Inc.	178,012
15,000	Mitsubishi Logistics Corp.	225,709
109,000	Mitsubishi Materials Corp.	347,151
28,700	Mitsubishi Nichiyu Forklift Co. Ltd.	178,168
124,000	Mitsubishi Paper Mills Ltd.(d)	91,867
7,500	Mitsubishi Pencil Co. Ltd.	223,537
6,200	Mitsubishi Research Institute, Inc.	149,997
8,600	Mitsubishi Shokuhin Co. Ltd.	192,682
51,000	Mitsubishi Steel Manufacturing Co. Ltd.	104,232
45,800	Mitsubishi UFJ Lease & Finance Co. Ltd.	200,470
38,000	Mitsuboshi Belting Co. Ltd.	312,271
609,000	Mitsui Chemicals, Inc.	1,799,566
375,000	Mitsui Engineering & Shipbuilding Co. Ltd.	616,325
33,900	Mitsui High-Tec, Inc.	229,791
14,000	Mitsui Home Co. Ltd.	59,014
41,000	Mitsui Matsushima Co. Ltd.	43,643

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
420,000	Mitsui Mining & Smelting Co. Ltd.	$886,997
80,000	Mitsui Osk Lines Ltd.	272,503
66,000	Mitsui Sugar Co. Ltd.	224,815
28,000	Mitsui-Soko Holdings Co. Ltd.	94,661
10,200	Miura Co. Ltd.	116,219
2,800	Mixi, Inc.	100,026
30,000	Miyaji Engineering Group, Inc.	46,751
93,000	Miyazaki Bank Ltd. (The)	324,704
18,000	Miyoshi Oil & Fat Co. Ltd.	21,306
42,000	Mizuno Corp.	207,800
4,000	Mochida Pharmaceutical Co. Ltd.	221,068
75,900	Monex Group, Inc.	157,708
4,100	Monogatari Corp. (The)	142,451
300	Monotaro Co. Ltd.	7,702
80	Mori Trust Sogo Reit, Inc.	167,044
26,000	Morinaga & Co. Ltd.	81,257
137,000	Morinaga Milk Industry Co. Ltd.	594,993
5,300	Morita Holdings Corp.	58,809
22,000	Mory Industries, Inc.	78,310
10,100	Moshi Moshi Hotline, Inc.	112,241
3,100	MTI Ltd.	39,334
2,000	Murakami Corp.	28,783
233,000	Musashi Seimitsu Industry Co. Ltd.	4,428,647
10,400	Musashino Bank Ltd. (The)	344,512
28,300	Nabtesco Corp.	738,649
11,200	NAC Co. Ltd.	101,671
42,000	Nachi-Fujikoshi Corp.	228,187
3,900	Nagaileben Co. Ltd.	64,762
12,000	NaganoBank Ltd. (The)	21,357
64,900	Nagase & Co. Ltd.	814,635
7,000	Nagatanien Co. Ltd.	67,657
97,000	Nagoya Railroad Co. Ltd.	383,275
22,000	Nakabayashi Co. Ltd.	40,653
6,100	Nakanishi, Inc.	224,925
27,000	Nakayama Steel Works Ltd.(d)	18,624
18,300	Namco Bandai Holdings, Inc.	373,854
12,300	Namura Shipbuilding Co. Ltd.	126,216
81,000	Nankai Electric Railway Co. Ltd.	325,573
87,000	Nanto Bank Ltd. (The)	294,124
3,600	Natori Co. Ltd.	43,011
6,600	ND Software Co. Ltd.	139,666
9,000	NDS Co. Ltd.	22,992
3,300	NEC Capital Solutions Ltd.	50,021
14,300	NEC Networks & System Integration Corp.	309,308
11,200	NET One Systems Co. Ltd.	67,335
9,900	Neturen Co. Ltd.	74,695
17,300	Nexon Co. Ltd.	171,483
13,000	NH Foods Ltd.	323,367
99,300	NHK Spring Co. Ltd.	905,648
24,000	Nice Holdings, Inc.	38,832
6,000	Nichia Steel Works Ltd.	17,576
Shares		Value
JAPAN (continued)
38,000	Nichias Corp.	$210,338
3,000	Nichiban Co. Ltd.	11,701
5,300	Nichicon Corp.	40,755
24,800	Nichiha Corp.	266,733
24,600	Nichii Gakkan Co.	257,878
16,450	Nichi-Iko Pharmaceutical Co. Ltd.	298,378
139,000	Nichirei Corp.	742,170
33,000	Nichireki Co. Ltd.	261,628
371,400	Nifco, Inc.(c)	12,903,960
13,500	NIFTY Corp.	151,175
10,500	Nihon Kohden Corp.	523,972
1,100	Nihon M&A Center, Inc.	38,500
14,500	Nihon Nohyaku Co. Ltd.	172,252
15,400	Nihon Parkerizing Co. Ltd.	370,738
1,100	Nihon Tokushu Toryo Co. Ltd.	7,035
15,300	Nihon Unisys Ltd.	135,241
15,000	Nihon Yamamura Glass Co. Ltd.	21,843
14,800	Nikkiso Co. Ltd.	131,452
7,000	Nikko Co. Ltd.	23,904
53,000	Nippo Corp.	832,709
2,000	Nippon Air Conditioning Services Co. Ltd.	14,868
15,000	Nippon Carbon Co. Ltd.	30,912
31,000	Nippon Chemical Industrial Co. Ltd.(d)	82,628
100,000	Nippon Chemi-Con Corp.(d)	286,128
27,000	Nippon Chemiphar Co. Ltd.	128,758
144,500	Nippon Coke & Engineering Co. Ltd.	135,357
14,900	Nippon Concrete Industries Co. Ltd.	71,563
1,005	Nippon Denko Co. Ltd.(d)	2,550
20,000	Nippon Densetsu Kogyo Co. Ltd.	289,364
146,000	Nippon Electric Glass Co. Ltd.	760,896
81,000	Nippon Express Co. Ltd.	476,633
6,100	Nippon Fine Chemical Co. Ltd.	43,946
96,000	Nippon Flour Mills Co. Ltd.	456,987
6,300	Nippon Gas Co. Ltd.	155,904
1,800	Nippon Hume Corp.	13,382
2,200	Nippon Jogesuido Sekkei Co. Ltd.	36,102
6,900	Nippon Kanzai Co. Ltd.	151,068
40,000	Nippon Kayaku Co. Ltd.	564,762
16,000	Nippon Kinzoku Co. Ltd.(d)	19,620
47,000	Nippon Koei Co. Ltd.	190,113
27,000	Nippon Konpo Unyu Soko Co. Ltd.	424,210
7,000	Nippon Koshuha Steel Co. Ltd.(d)	6,497
481,900	Nippon Light Metal Holdings Co. Ltd.	726,359
1,000	Nippon Paint Holdings Co. Ltd.	31,678
87,000	Nippon Paper Industries Co. Ltd.	1,382,458

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
114,400	Nippon Parking Development Co. Ltd.	$123,723
16,000	Nippon Pillar Packing Co. Ltd.	120,174
61,000	Nippon Piston Ring Co. Ltd.	124,151
108	Nippon Prologis REIT, Inc. REIT	255,124
4,000	Nippon Rietec Co. Ltd.	33,893
53,000	Nippon Road Co. Ltd. (The)	255,454
16,000	Nippon Seiki Co. Ltd.	364,472
4,000	Nippon Seisen Co. Ltd.	22,856
312,000	Nippon Sheet Glass Co. Ltd.(d)	289,602
30,000	Nippon Shokubai Co. Ltd.	407,732
25,900	Nippon Signal Co. Ltd. (The)	283,857
54,000	Nippon Soda Co. Ltd.	309,938
148,480	Nippon Steel & Sumikin Bussan Corp.	547,491
32,000	Nippon Steel & Sumikin Texeng Co. Ltd.	140,066
33,000	Nippon Suisan Kaisha Ltd.(d)	114,937
41,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	254,177
26,000	Nippon Thompson Co. Ltd.	127,310
18,000	Nippon Valqua Industries Ltd.	47,824
32,800	Nipro Corp.	289,371
1,000	Nishikawa Rubber Co. Ltd.	16,674
126,000	Nishimatsu Construction Co. Ltd.	511,811
174,000	Nishi-Nippon City Bank Ltd. (The)	571,949
28,000	Nishi-Nippon Railroad Co. Ltd.	121,843
3,100	Nishio Rent All Co. Ltd.	95,959
13,600	Nissan Chemical Industries Ltd.	253,400
38,500	Nissan Shatai Co. Ltd.	427,851
57,800	Nissan Tokyo Sales Holdings Co. Ltd.	129,943
6,600	Nissei ASB Machine Co. Ltd.	156,977
2,600	Nissei Plastic Industrial Co. Ltd.	30,886
6,500	Nissha Printing Co. Ltd.	105,114
41,700	Nisshin Fudosan Co. Ltd.	172,936
18,000	Nisshin Oillio Group Ltd. (The)	65,758
28,860	Nisshin Seifun Group, Inc.	356,357
51,324	Nisshin Steel Co. Ltd.	538,895
62,000	Nisshinbo Holdings, Inc.	703,262
23,000	Nissin Corp.	57,583
28,000	Nissin Electric Co. Ltd.	168,339
15,700	Nissin Kogyo Co. Ltd.	242,258
1,500	Nissin Sugar Co. Ltd.	31,525
4,100	Nissui Pharmaceutical Co. Ltd.	44,237
6,000	Nitta Corp.	145,159
58,000	Nittetsu Mining Co. Ltd.	206,455
80,000	Nitto Boseki Co. Ltd.	283,403
17,400	Nitto Kogyo Corp.	338,280
2,600	Nitto Kohki Co. Ltd.	48,710
12,000	Nitto Seiko Co. Ltd.	38,627
40,300	Nittoc Construction Co. Ltd.	194,585
1,200	Noevir Holdings Co. Ltd.	21,971
Shares		Value
JAPAN (continued)
130,000	NOF Corp.	$839,138
9,200	Nohmi Bosai Ltd.	115,950
24,500	NOK Corp.	713,531
11,400	Nomura Co. Ltd.	108,437
50,600	Nomura Real Estate Holdings, Inc.	860,066
131	Nomura Real Estate Master Fund, Inc. REIT	164,768
33,000	Noritake Co. Ltd.	83,181
16,400	Noritz Corp.	260,182
225,800	North Pacific Bank Ltd.	849,899
3,900	NS Solutions Corp.	95,549
110,000	NS United Kaiun Kaisha Ltd.	363,451
64,000	NTN Corp.	277,953
2,600	Nuflare Technology, Inc.	95,759
5,100	Obara Group, Inc.	256,672
49,000	Obayashi Corp.	313,370
41,000	Obayashi Road Corp.	242,306
5,900	Obic Co. Ltd.	199,715
5,100	Odelic Co. Ltd.	125,774
88,000	Oenon Holdings, Inc.	162,616
59,000	Ogaki Kyoritsu Bank Ltd. (The)	182,381
16,000	Ohashi Technica, Inc.	213,370
1,800	Ohsho Food Service Corp.	72,579
12,345	Oiles Corp.	229,491
91,000	Oita Bank Ltd. (The)	321,596
84,000	Oji Holdings Corp.	319,748
11,100	Okabe Co. Ltd.	96,509
14,000	Okamoto Industries, Inc.	51,503
11,900	Okamura Corp.	87,859
19,000	Okasan Securities Group, Inc.	135,264
274,000	Oki Electric Industry Co. Ltd.	564,660
3,200	Okinawa Cellular Telephone Co.	92,787
33,000	OKK Corp.	46,368
40,000	OKUMA Corp.	345,057
48,000	Okumura Corp.	221,136
65,000	Okura Industrial Co. Ltd.	193,179
14,000	Okuwa Co. Ltd.	114,570
2,600	ONO Sokki Co. Ltd.	20,082
2,400	Onoken Co. Ltd.	19,784
12,000	Onward Holdings Co. Ltd.	77,868
9,100	Open House Co. Ltd.	157,311
25,100	OPT, Inc.(d)	137,438
1,800	Optex Co. Ltd.	29,461
6,000	Organo Corp.	24,321
47,000	Origin Electric Co. Ltd.	200,920
115	Orix JREIT, Inc. REIT	172,946
8,600	Osaka Steel Co. Ltd.	163,314
5,000	Osaki Electric Co. Ltd.	34,276
15,200	OSG Corp.	282,306
4,800	Otsuka Corp.	166,567
3,500	Otsuka Kagu Ltd.	30,640
2,700	Oyo Corp.	39,915
54,000	Pacific Industrial Co. Ltd.	441,914
11,650	Pack Corp. (The)	230,559

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
1,400	Pal Co. Ltd.	$36,362
8,350	Paltac Corp.	105,877
19,000	PanaHome Corp.	114,877
7,900	Panasonic Industrial Devices SUNX Co. Ltd.	56,308
700	Panasonic Information Systems Co. Ltd.	17,776
4,600	Paramount Bed Holdings Co. Ltd.	128,093
4,500	Parco Co. Ltd.	38,436
30,100	Park24 Co. Ltd.	517,772
3,000	Pasco Corp.	8,609
25,500	Pasona Group, Inc.	145,274
46,300	Penta-Ocean Construction Co. Ltd.	178,213
14,300	Pigeon Corp.	899,915
5,300	Pilot Corp.	317,287
7,900	Piolax, Inc.	382,117
129,500	Pioneer Corp.(d)	245,921
5,700	Plenus Co. Ltd.	98,632
2,100	Pola Orbis Holdings, Inc.	90,130
13,800	Poletowin Pitcrew Holdings, Inc.	94,248
93,000	Press Kogyo Co. Ltd.	316,784
600	Pressance Corp.	19,288
3,000	Prestige International, Inc.	25,828
69,000	Prima Meat Packers Ltd.	180,388
6,800	Pronexus, Inc.	43,372
28,800	Qol Co. Ltd.	206,748
40,900	Raito Kogyo Co. Ltd.	409,244
1,900	Relo Holdings, Inc.	142,868
158,840	Rengo Co. Ltd.	672,260
26,100	Resorttrust, Inc.	630,107
3,000	Rheon Automatic Machinery Co. Ltd.	12,595
22,000	Rhythm Watch Co. Ltd.	30,537
14,700	Ricoh Leasing Co. Ltd.	387,435
4,400	Right On Co. Ltd.	27,840
72,000	Riken Corp.	284,493
6,500	Riken Keiki Co. Ltd.	68,083
19,000	Riken Technos Corp.	70,706
1,400	Riken Vitamin Co. Ltd.	53,172
3,000	Ringer Hut Co. Ltd.	59,091
2,700	Rinnai Corp.	182,330
33,600	Riso Kagaku Corp.	588,279
1,800	Rock Field Co. Ltd.	32,128
18,800	Rohto Pharmaceutical Co. Ltd.	254,392
1,200	Roland DG Corp.	35,970
43,000	Round One Corp.	269,871
8,600	Royal Holdings Co. Ltd.	123,474
41,000	Ryobi Ltd.	111,377
12,000	Ryoden Trading Co. Ltd.	82,977
2,700	Ryohin Keikaku Co. Ltd.	300,511
12,500	Ryosan Co. Ltd.	267,819
5,100	Ryoyo Electro Corp.	53,462
3,500	S Foods, Inc.	63,246
Shares		Value
JAPAN (continued)
3,300	Sac’s Bar Holdings, Inc.	$47,773
36,000	Saibu Gas Co. Ltd.	80,014
4,700	Saizeriya Co. Ltd.	76,245
28,000	Sakai Chemical Industry Co. Ltd.	100,383
18,000	Sakai Heavy Industries Ltd.	47,518
4,700	Sakai Moving Service Co. Ltd.	155,893
18,000	Sakai Ovex Co. Ltd.	27,438
22,400	Sakata INX Corp.	239,203
4,600	Sakata Seed Corp.	80,342
3,300	San-A Co. Ltd.	110,862
64,000	San-Ai Oil Co. Ltd.	427,829
33,000	Sanden Corp.	155,684
1,100	Sanei Architecture Planning Co. Ltd.	8,431
15,475	Sangetsu Co. Ltd.	418,404
74,000	San-In Godo Bank Ltd. (The)	608,107
16,000	Sanken Electric Co. Ltd.	132,300
8,900	Sanki Engineering Co. Ltd.	54,417
8,000	Sanko Metal Industrial Co. Ltd.	17,576
12,500	Sankyo Seiko Co. Ltd.	50,988
14,400	Sankyo Tateyama, Inc.	223,302
173,000	Sankyu, Inc.	698,305
14,600	Sanoh Industrial Co. Ltd.	92,501
8,700	Sanrio Co. Ltd.	216,852
4,200	Sanshin Electronics Co. Ltd.	28,827
5,900	Santen Pharmaceutical Co. Ltd.	369,786
25,200	Sanwa Holdings Corp.	175,969
19,000	Sanyo Chemical Industries Ltd.	138,823
13,000	Sanyo Denki Co. Ltd.	94,320
2,000	Sanyo Electric Railway Co. Ltd.	7,886
4,300	Sanyo Housing Nagoya Co. Ltd.	47,054
10,000	Sanyo Industries Ltd.	18,053
61,000	Sanyo Shokai Ltd.	144,929
95,000	Sanyo Special Steel Co. Ltd.	321,979
32,000	Sapporo Holdings Ltd.	135,979
6,000	SATO Holdings Corp.	140,100
2,700	Sato Shoji Corp.	17,152
4,100	Satori Electric Co. Ltd.	26,570
24,600	Sawada Holdings Co. Ltd.	179,949
7,200	Sawai Pharmaceutical Co. Ltd.	439,002
35,000	SAXA Holdings, Inc.	68,850
101,680	SBI Holdings, Inc.	1,102,262
4,800	SBS Holdings, Inc.	38,546
12,000	SCREEN Holdings Co. Ltd.	71,941
11,297	SCSK Corp.	284,084
4,000	Seibu Electric Industry Co. Ltd.	16,384
18,000	Seika Corp.	44,759
3,500	Seikagaku Corp.	61,965
23,700	Seikitokyu Kogyo Co. Ltd.	113,021
37,000	Seiko Holdings Corp.	204,488
78,000	Seino Holdings Co. Ltd.	856,187
25,300	Seiren Co. Ltd.	208,338
27,400	Sekisui Jushi Corp.	367,729
2,000	Sekisui Plastics Co. Ltd.	7,834
60,000	Senko Co. Ltd.	349,485

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
2,000	Senshu Electric Co. Ltd.	$26,824
94,220	Senshu Ikeda Holdings, Inc.	421,234
11,800	Senshukai Co. Ltd.	83,503
1,100	Seria Co. Ltd.	31,896
57,800	Seven Bank Ltd.	260,870
3,000	Shaklee Global Group, Inc.(d)	55,744
413,000	Sharp Corp.(d)	815,941
1,000	Shibaura Mechatronics Corp.	2,495
17,000	Shibusawa Warehouse Co. Ltd. (The)	49,945
7,700	Shibuya Kogyo Co. Ltd.	161,501
75,000	Shiga Bank Ltd. (The)	422,166
44,000	Shikibo Ltd.	44,214
97,000	Shikoku Bank Ltd. (The)	204,028
22,000	Shikoku Chemicals Corp.	171,983
20,800	Shikoku Electric Power Co., Inc.(d)	263,565
4,700	Shima Seiki Manufacturing Ltd.	83,450
19,349	Shimachu Co. Ltd.	487,885
59,000	Shimadzu Corp.	618,990
4,800	Shimamura Co. Ltd.	429,601
2,700	Shimizu Bank Ltd. (The)	66,908
50,000	Shimizu Corp.	348,293
3,100	Shin Nippon Air Technologies Co. Ltd.	25,396
80,000	Shinagawa Refractories Co. Ltd.	181,896
26,000	Shindengen Electric Manufacturing Co. Ltd.	141,037
2,000	Shin-Keisei Electric Railway Co. Ltd.	6,813
22,500	Shinko Electric Industries Co. Ltd.	159,606
9,200	Shinko Plantech Co. Ltd.	69,100
8,800	Shinko Shoji Co. Ltd.	91,575
8,000	Shinmaywa Industries Ltd.	78,617
8,400	Shinnihon Corp.	32,046
157,000	Shinsei Bank Ltd.	287,448
30,000	Shinsho Corp.	67,955
900	Shinwa Co. Ltd.	10,347
14,500	Ship Healthcare Holdings, Inc.	361,913
74,000	Shiroki Corp.	195,981
3,000	Shizuki Electric Co., Inc.	14,690
47,500	Shizuoka Gas Co. Ltd.	305,799
7,000	Shochiku Co. Ltd.	69,744
3,000	Shoei Foods Corp.	23,529
11,000	Shoko Co. Ltd.	15,456
1,000	Showa Aircraft Industry Co. Ltd.	9,725
42,200	Showa Corp.	433,392
900,600	Showa Denko KK	1,158,057
67,000	Showa Sangyo Co. Ltd.	277,289
136,600	Showa Shell Sekiyu KK	1,343,549
10,800	Siix Corp.	233,419
16,000	Sinanen Co. Ltd.	62,948
5,000	Sinfonia Technology Co. Ltd.	8,005
23,900	Sinko Industries Ltd.	278,219
Shares		Value
JAPAN (continued)
13,000	Sintokogio Ltd.	$92,549
122,200	SKY Perfect JSAT Holdings, Inc.	746,124
8,000	SMK Corp.	33,586
2,800	SMS Co. Ltd.	25,442
3,700	SNT Corp.	16,825
3,600	Soft99 Corp.	20,172
4,200	Sogo Medical Co. Ltd.	203,508
34,288	Sohgo Security Services Co. Ltd.	884,720
274,400	Sojitz Corp.	357,517
44,000	Sotetsu Holdings, Inc.	202,333
2,200	Sparx Group Co. Ltd.	3,859
700	SPK Corp.	12,250
5,000	Square Enix Holdings Co. Ltd.	110,917
9,900	SRA Holdings, Inc.	123,423
300	ST Corp.	2,598
4,100	St. Marc Holdings Co. Ltd.	265,000
14,400	Stanley Electric Co. Ltd.	324,469
13,500	Star Micronics Co. Ltd.	170,259
11,900	Start Today Co. Ltd.	242,905
4,000	Starts Corp., Inc.	55,795
17,000	Starzen Co. Ltd.	59,065
12,100	Stella Chemifa Corp.	133,849
12,600	Studio Alice Co. Ltd.	198,072
2,700	Sugi Holdings Co. Ltd.	127,608
2,700	Sugimoto & Co. Ltd.	28,741
22,100	Sumco Corp.(d)	377,900
4,800	Sumida Corp.	32,251
22,000	Suminoe Textile Co. Ltd.	55,829
118,000	Sumitomo Bakelite Co. Ltd.	492,378
13,200	Sumitomo Dainippon Pharma Co. Ltd.	139,835
18,500	Sumitomo Densetsu Co. Ltd.	221,502
82,800	Sumitomo Forestry Co. Ltd.	777,021
51,000	Sumitomo Heavy Industries Ltd.	279,256
139,400	Sumitomo Mitsui Construction Co. Ltd.(d)	197,057
264,000	Sumitomo Osaka Cement Co. Ltd.	773,363
13,000	Sumitomo Precision Products Co. Ltd.	56,127
1,980	Sumitomo Real Estate Sales Co. Ltd.	47,228
30,200	Sumitomo Riko Co. Ltd.	247,916
18,400	Sumitomo Rubber Industries Ltd.	288,935
39,000	Sumitomo Seika Chemicals Co. Ltd.	278,975
14,000	Sumitomo Warehouse Co. Ltd. (The)	79,043
20,000	Suncall Corp.	116,325
8,500	Sundrug Co. Ltd.	363,365
3,600	Sun-Wa Technos Corp.	37,156
17,200	Suruga Bank Ltd.	326,189
18,700	Suzuken Co. Ltd.	531,078

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
76,000	SWCC Showa Holdings Co. Ltd.(d)	$64,072
5,400	Systena Corp.	39,271
9,300	T&K Toka Co. Ltd.	177,162
3,200	T. Hasegawa Co. Ltd.	46,516
24,000	T. RAD Co. Ltd.	49,255
1,600	Tabuchi Electric Co. Ltd.	14,361
2,700	Tachibana Eletech Co. Ltd.	37,501
6,700	Tachi-S Co. Ltd.	98,363
49,000	Tadano Ltd.	597,113
105,000	Taiheiyo Cement Corp.	310,270
19,100	Taiho Kogyo Co. Ltd.	214,373
8,000	Taikisha Ltd.	191,638
3,000	Taiko Bank Ltd. (The)	5,671
8,300	Taiko Pharmaceutical Co. Ltd.	128,709
3,000	Taiyo Holdings Co. Ltd.	110,108
13,000	Taiyo Nippon Sanso Corp.	156,979
22,700	Taiyo Yuden Co. Ltd.	285,901
10,000	Takagi Securities Co. Ltd.	20,608
1,400	Takamatsu Construction Group Co. Ltd.	29,102
17,700	Takara Holdings, Inc.	113,800
42,800	Takara Leben Co. Ltd.	225,973
31,000	Takara Standard Co. Ltd.	237,324
32,000	Takasago International Corp.	160,232
13,000	Takasago Thermal Engineering Co. Ltd.	164,285
18,000	Takashima & Co. Ltd.	37,554
40,000	Takashimaya Co. Ltd.	353,232
16,100	Takata Corp.	190,025
12,830	Take And Give Needs Co. Ltd.	105,105
22,900	Takeei Corp.	178,239
1,900	Takeuchi Manufacturing Co. Ltd.	70,787
10,000	Takihyo Co. Ltd.	35,170
49,000	Takiron Co. Ltd.	219,067
33,000	Takisawa Machine Tool Co. Ltd.	59,857
35,000	Takuma Co. Ltd.	248,872
27,100	Tama Home Co. Ltd.	123,003
1,900	Tamron Co. Ltd.	37,295
20,000	Tamura Corp.	68,126
17,900	Tanseisha Co. Ltd.	123,927
45,200	Tatsuta Electric Wire and Cable Co. Ltd.	190,146
49,000	Tayca Corp.	176,088
39,900	TBK Co. Ltd.	208,963
600	Techno Medica Co. Ltd.	12,590
1,200	Techno Ryowa Ltd.	5,477
721,000	Teijin Ltd.	2,167,359
9,700	Teikoku Sen-I Co. Ltd.	203,367
4,300	Temp Holdings Co. Ltd.	146,836
14,600	T-Gaia Corp.	159,515
8,500	THK Co. Ltd.	209,188
7,400	TKC Corp.	131,704
40,000	Toa Corp.	68,807
Shares		Value
JAPAN (continued)
6,000	Toa Corp.	$60,649
58,000	Toa Oil Co. Ltd.	71,617
56,000	Toa Road Corp.	206,966
24,000	Toabo Corp.	15,533
115,500	Toagosei Co. Ltd.	466,210
10,100	Tobishima Corp.(d)	22,276
5,000	Tobu Store Co. Ltd.	11,965
24,600	TOC Co. Ltd.	150,830
8,300	Tocalo Co. Ltd.	140,583
73,000	Tochigi Bank Ltd. (The)	338,176
72,000	Toda Corp.	259,968
3,000	Toda Kogyo Corp.(d)	12,850
600	Toei Animation Co. Ltd.	20,642
20,000	Toei Co. Ltd.	116,495
23,000	Toenec Corp.	115,166
94,000	Toho Bank Ltd. (The)	332,198
20,000	Toho Co. Ltd.	74,257
10,600	Toho Co. Ltd.	241,463
83,000	Toho Gas Co. Ltd.	455,182
8,000	Toho Holdings Co. Ltd.	111,999
68,000	Toho Zinc Co. Ltd.	215,993
26,000	Tohoku Bank Ltd. (The)	34,540
4,000	Tokai Carbon Co. Ltd.	11,649
6,500	Tokai Corp.	203,142
49,200	TOKAI Holdings Corp.	222,894
12,000	Tokai Lease Co. Ltd.	21,766
33,300	Tokai Rika Co. Ltd.	693,053
41,500	Tokai Tokyo Financial Holdings, Inc.	279,188
4,690	Token Corp.	195,500
44,000	Toko, Inc.	118,402
24,840	Tokushu Tokai Paper Co. Ltd.	61,767
54,000	Tokuyama Corp.	121,400
37,000	Tokyo Dome Corp.	172,665
5,000	Tokyo Energy & Systems, Inc.	35,979
40,000	Tokyo Keiki, Inc.	96,398
25,600	Tokyo Ohka Kogyo Co. Ltd.	885,089
4,000	Tokyo Rakutenchi Co. Ltd.	16,997
97,000	Tokyo Rope Manufacturing Co. Ltd.(d)	184,203
2,500	Tokyo Sangyo Co. Ltd.	10,219
14,600	Tokyo Seimitsu Co. Ltd.	299,634
27,500	Tokyo Steel Manufacturing Co. Ltd.	209,593
38,000	Tokyo Tatemono Co. Ltd.	258,878
32,000	Tokyo Tekko Co. Ltd.	161,322
20,000	Tokyo Theaters Co., Inc.	24,185
6,275	Tokyo Ty Financial Group. Inc.(d)	180,881
39,000	Tokyu Fudosan Holdings Corp.	244,435
27,000	Toli Corp.	56,561
28,000	Tomato Bank Ltd.	41,965
1,100	Tomen Devices Corp.	17,086
15,200	Tomoe Corp.	55,918
2,600	Tomoe Engineering Co. Ltd.	37,152
86,000	Tomoku Co. Ltd.	207,255

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
58,100	TOMONY Holdings, Inc.	$253,319
24,800	Tomy Co. Ltd.	138,118
9,000	Tonami Holdings Co. Ltd.	31,959
30	Top REIT, Inc.	129,013
1,600	Topcon Corp.	32,101
15,700	Toppan Forms Co. Ltd.	164,714
28,500	Topre Corp.	395,597
118,000	Topy Industries Ltd.	268,295
12,200	Toridoll.corp.	178,070
2,300	Torigoe Co. Ltd. (The)	13,965
1,000	Torii Pharmaceutical Co. Ltd.	25,675
5,000	Torishima Pump Manufacturing Co. Ltd.	37,001
12,100	Tosei Corp.	74,704
45,000	Toshiba Machine Co. Ltd.	174,359
11,000	Toshiba Plant Systems & Services Corp.	170,110
86,000	Toshiba TEC Corp.	536,813
14,000	Tosho Printing Co. Ltd.	38,508
148,000	Tosoh Corp.	807,869
7,500	Totetsu Kogyo Co. Ltd.	180,427
29,000	TOTO Ltd.	323,265
8,000	Tottori Bank Ltd. (The)	15,941
225,000	Towa Bank Ltd. (The)	185,855
1,900	Towa Corp.	11,682
4,900	Towa Pharmaceutical Co. Ltd.	224,491
15,700	Toyo Construction Co. Ltd.	75,940
3,000	Toyo Denki Seizo – Toyo Electric Manufacturing Co. Ltd.	10,960
89,000	Toyo Ink SC Holdings Co. Ltd.	420,634
28,000	Toyo Kohan Co. Ltd.	145,210
16,000	Toyo Securities Co. Ltd.	47,552
66,200	Toyo Seikan Group Holdings Ltd.	860,267
13,300	Toyo Suisan Kaisha Ltd.	472,856
200	Toyo Tanso Co. Ltd.	3,227
41,100	Toyo Tire & Rubber Co. Ltd.	937,639
20,000	Toyo Wharf & Warehouse Co. Ltd.	34,233
544,000	Toyobo Co. Ltd.	736,575
49,800	Toyoda Gosei Co. Ltd.	1,106,855
21,500	Toyota Boshoku Corp.	286,715
6,800	TPR Co. Ltd.	174,300
1,200	Trancom Co. Ltd.	51,707
12,900	Transcosmos, Inc.	227,725
9,400	Trend Micro, Inc.(d)	267,760
2,600	Trusco Nakayama Corp.	69,854
13,300	TS Tech Co. Ltd.	338,418
19,900	TSI Holdings Co. Ltd.	114,218
49,000	Tsubakimoto Chain Co.	398,910
8,000	Tsubakimoto Kogyo Co. Ltd.	20,710
7,000	Tsudakoma Corp.(d)	9,359
3,100	Tsukada Global Holdings, Inc.	19,139
14,500	Tsukishima Kikai Co. Ltd.	158,052
69,933	Tsukuba Bank Ltd.	206,053
Shares		Value
JAPAN (continued)
10,200	Tsumura & Co.	$233,741
7,800	Tsuruha Holdings, Inc.	528,059
1,200	Tsurumi Manufacturing Co. Ltd.	20,203
600	Tsutsumi Jewelry Co. Ltd.	12,871
7,000	TTK Co. Ltd.	28,613
150,840	UACJ Corp.	375,077
288,800	Ube Industries Ltd.	435,303
60,000	Uchida Yoko Co. Ltd.	188,538
6,000	Ueki Corp.	13,693
2,500	UKC Holdings Corp.	38,597
12,500	Ulvac, Inc.(d)	180,959
14,000	Uniden Corp.	26,586
24,700	Unipres Corp.	433,086
2,600	United Arrows Ltd.	74,283
192	United Urban Investment Corp. REIT	308,528
67,000	Unitika Ltd.(d)	31,380
900	Universal Entertainment Corp.	15,290
189,100	UNY Group Holdings Co. Ltd.	1,093,408
65,180	Usen Corp.(d)	172,622
4,100	U-Shin Ltd.	24,719
2,600	Ushio, Inc.	30,377
17,600	USS Co. Ltd.	278,471
8,800	Utoc Corp.	45,562
9,500	Valor Co. Ltd.	180,810
2,500	Village Vanguard Co. Ltd.	29,741
16,700	Vital KSK Holdings, Inc.	129,129
51,600	VT Holdings Co. Ltd.	208,281
8,000	Wacoal Holdings Corp.	79,980
33,000	Wakachiku Construction Co. Ltd.	57,047
24,600	Wakita & Co. Ltd.	235,253
14,900	Warabeya Nichiyo Co. Ltd.	250,342
5,500	WATAMI Co. Ltd.	54,611
5,900	Weathernews, Inc.	150,075
6,400	Welcia Holdings Co. Ltd.	236,805
8,100	Wellnet Corp.	149,267
2,400	WirelessGate, Inc.	65,809
3,800	Wowow, Inc.	165,034
8,600	Xebio Co. Ltd.	133,874
2,600	Yachiyo Industry Co. Ltd.	22,141
4,500	Yahagi Construction Co. Ltd.	33,837
1,600	YAMABIKO Corp.	69,488
104,200	Yamada Denki Co. Ltd.	390,428
42,000	Yamagata Bank Ltd. (The)	178,472
88,000	Yamaguchi Financial Group, Inc.	923,989
82,600	Yamaha Corp.	1,217,582
7,000	Yamaichi Electronics Co. Ltd.	49,297
84,000	Yamanashi Chuo Bank Ltd. (The)	337,631
51,000	Yamatane Corp.	76,003
5,700	Yamato Kogyo Co. Ltd.	148,288
80,000	Yamazaki Baking Co. Ltd.	1,186,068
100	Yamazawa Co. Ltd.	1,456
12,300	Yamazen Corp.	87,251

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
JAPAN (continued)
2,700	Yaoko Co. Ltd.	$176,582
700	Yashima Denki Co. Ltd.	3,368
61,800	Yaskawa Electric Corp.	800,458
6,000	Yasuda Logistics Corp.	52,831
17,400	Yellow Hat Ltd.	342,577
16,000	Yodogawa Steel Works Ltd.	58,043
6,500	Yokogawa Bridge Holdings Corp.	73,342
47,700	Yokogawa Electric Corp.	505,312
22,300	Yokohama Reito Co. Ltd.	155,338
139,000	Yokohama Rubber Co. Ltd. (The)	1,320,991
3,000	Yomeishu Seizo Co. Ltd.	23,427
2,100	Yonex Co. Ltd.	21,334
20,300	Yorozu Corp.	395,524
1,800	Yoshinoya Holdings Co. Ltd.	20,433
12,300	Yuasa Trading Co. Ltd.	255,155
27,000	Yuken Kogyo Co. Ltd.	56,561
13,000	Yurtec Corp.	88,453
8,000	Yusen Logistics Co. Ltd.	96,534
900	Yushiro Chemical Industry Co. Ltd.	14,163
17,700	Zenrin Co. Ltd.	229,559
14,300	Zensho Holdings Co. Ltd.	129,446
52,000	Zeon Corp.	536,251
4,000	Zojirushi Corp.	26,876
2,400	Zuken, Inc.	24,055
		301,684,030
JERSEY CHANNEL ISLANDS — 0.0%
410,240	Centamin Plc	413,379
28,143	Petra Diamonds Ltd.(d)	65,025
43,770	Phoenix Group Holdings	553,124
1,475	Randgold Resources Ltd.	126,301
		1,157,829
LUXEMBOURG — 0.1%
9,373	APERAM SA(d)	246,145
1,249	Eurofins Scientific SE	322,496
1,096	GAGFAH SA - Tendered Shares(d)	24,175
49,500	L’Occitane International SA	125,150
8,851	Oriflame Cosmetics SA - SDR	118,845
100,579	Regus Plc	306,015
150,283	Stabilus SA(c)(d)	4,839,841
		5,982,667
MACAU — 0.0%
124,000	Macau Legend Development Ltd.(d)	45,586
MALAYSIA — 0.5%
174,100	Aeon Co. (M) Berhad	143,484
323,590	Affin Holdings Berhad	255,982
324,200	AirAsia Berhad	250,209
20,200	Alam Maritim Resources Berhad(d)	3,563
Shares		Value
MALAYSIA (continued)
415,600	Alliance Financial Group Berhad	$547,566
20,100	Amway Malaysia Holdings Berhad	60,832
1,127,600	APM Automotive Holdings Berhad(c)	1,541,592
32,700	Batu Kawan Berhad	164,762
95,933	Berjaya Assets Berhad	22,476
327,300	Berjaya Corp. Berhad.	36,537
19,381	Berjaya Sports Toto Berhad	18,110
133,600	BIMB Holdings Berhad	151,350
486,500	Bintulu Port Holdings Berhad(c)	938,671
365,904	Boustead Holdings Berhad	468,978
399,400	Bumi Armada Berhad	132,106
46,400	Bursa Malaysia Berhad	104,873
94,300	Cahya Mata Sarawak Berhad	109,168
33,700	Carlsberg Brewery-Malaysia Berhad	109,423
98,060	CB Industrial Product Holding Berhad	56,490
25,300	Coastal Contracts Berhad	20,432
15,350	Dayang Enterprise Holdings Berhad	11,508
5,629,086	Dialog Group Berhad	2,513,539
259,700	DRB-Hicom Berhad	128,132
458,700	Eastern & Oriental Berhad	289,532
42,150	Engtex Group Berhad	12,547
98,700	Evergreen Fibreboard Berhad(d)	23,668
70,300	Faber Group Berhad	49,218
18,300	Fraser & Neave Holdings Berhad	93,417
11,900	Gamuda Berhad	16,630
75,300	Genting Plantations Berhad	210,873
23,300	Globetronics Technology Berhad	30,955
125,000	Glomac Berhad	34,110
48,000	Guinness Anchor Berhad	159,824
41,100	GuocoLand Malaysia Berhad	14,614
499,380	HAP Seng Consolidated Berhad	607,019
93,500	Hap Seng Plantations Holdings Berhad	65,718
1,220,980	Hartalega Holdings Berhad(c)	2,554,366
19,992	Hock Seng LEE Berhad	9,313
72,600	Hong Leong Financial Group Berhad	338,587
51,500	Hong Leong Industries Berhad	62,459
37,733	Hua Yang Berhad	22,361
55,620	Hume Industries Berhad(d)	56,111
439,540	IJM Corp. Berhad	835,950
136,500	IJM Land Berhad	134,318
105,900	IJM Plantations Berhad	102,164
59,062	Inari Amertron Berhad	46,722
147,800	Iris Corp. Berhad(d)	13,851
84,100	Jaya Tiasa Holdings Berhad	42,885
218,400	JCY International Berhad	42,139

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
MALAYSIA (continued)
59,079	K&N Kenanga Holdings Berhad(d)	$10,503
44,400	Karambunai Corp. Berhad(d)	795
73,100	Keck Seng (Malaysia) Berhad	106,184
45,100	Kian JOO CAN Factory Berhad	36,672
1,976,800	KKB Engineering Berhad(c)	659,297
286,900	KLCCP Stapled Group	545,648
258,400	KNM Group Berhad(d)	42,378
21,600	Kossan Rubber Industries	31,078
2,365,788	KPJ Healthcare Berhad(c)	2,562,720
167,800	KSL Holdings Berhad	92,965
345,800	Kulim Malaysia Berhad	288,802
35,950	Kumpulan Fima Berhad	19,719
110,400	Kumpulan Perangsang Selangor Berhad	45,645
60,900	Lafarge Malaysia Berhad	166,350
306,100	Land & General Berhad	44,295
157,800	Landmarks Berhad(d)	45,235
102,700	LBS Bina Group Berhad	43,594
79,000	Lingkaran Trans Kota Holdings Berhad	82,745
11,400	LPI Capital Berhad	64,353
62,600	Magnum Berhad	48,141
495,179	Mah Sing Group Berhad	260,692
96,950	Malayan Flour Mills Berhad	44,360
93,823	Malaysia Airports Holdings Berhad	185,163
175,980	Malaysia Building Society Berhad	102,348
82,700	Malaysia Marine and Heavy Engineering Holdings Berhad	35,788
71,100	Malaysian Bulk Carriers Berhad	27,829
32,000	Malaysian Pacific Industries Berhad	51,069
291,250	Malaysian Resources Corp. Berhad	108,376
37,180	MBM Resources Berhad	32,384
2,578,000	Media Prima Berhad(c)	1,328,793
18,700	Mega First Corp. Berhad	12,216
81,000	MKH Berhad	60,951
392,500	MMC Corp. Berhad	261,811
45,500	MNRB Holdings Berhad	48,786
83,100	Mudajaya Group Berhad.	37,106
51,500	Muhibbah Engineering M Berhad	26,971
680,100	Mulpha International Berhad(d)	66,548
35,600	My EG Services Berhad	25,120
50,500	Naim Holdings Berhad	41,759
266,000	Nam Cheong Ltd.	61,938
22,000	NCB Holdings Berhad	15,160
5,000	Nestle Malaysia Berhad	98,539
102,200	Oriental Holdings Berhad.	198,315
326,790	OSK Holdings Berhad	174,744
39,200	Padini Holdings Berhad	15,775
71,200	Pantech Group Holdings Berhad	14,228
33,230	Parkson Holdings Berhad(d)	22,715
Shares		Value
MALAYSIA (continued)
211,000	Perdana Petroleum Berhad	$66,301
43,000	PJ Development Holdings Berhad	17,423
107,600	POS Malaysia Berhad	139,394
111,200	Press Metal Berhad	82,756
119,500	Protasco Berhad	51,054
3,206,100	QL Resources Berhad(c)	3,092,985
66,000	Salcon Berhad	11,825
19,800	Sarawak Oil Palms Berhad	30,562
7,600	Scientex Berhad	13,889
43,900	Scomi Energy Services Berhad(d)	6,897
494,800	Scomi Group Berhad(d)	32,050
2,300	Selangor Properties Berhad	3,557
51,500	Shangri-La Hotels (Malaysia) Berhad	98,230
28,800	Shell Refining Co. Federation of Malaya Berhad(d)	43,660
149,660	Sunway Berhad	137,367
94,300	Supermax Corp. Berhad	58,483
5,400	Syarikat Takaful Malaysia Berhad	17,623
89,164	Ta Ann Holdings Berhad	92,900
445,000	TA Enterprise Berhad	91,380
195,360	TA Global Berhad	17,501
126,800	TAN Chong Motor Holdings Berhad	116,734
386,300	TDM Berhad	84,117
61,440	TH Plantations Berhad	27,096
286,560	Time dotCom Berhad(d)	426,523
46,900	Tiong NAM Logistics Holdings	16,418
52,860	Top Glove Corp. Berhad	72,559
155,100	Tropicana Corp. Berhad	44,888
43,600	TSH Resources Berhad	27,040
241,708	UEM Sunrise Berhad	84,611
46,900	UMW Holdings Berhad	140,907
167,600	Unisem (M) Berhad	93,778
15,000	United Malacca Berhad	26,254
31,900	United Plantations Berhad	214,718
55,200	VS Industry Berhad	54,774
94,630	Wah Seong Corp. Berhad	33,908
232,633	WCT Holdings Berhad	102,594
4,093,350	Wellcall Holdings Berhad(c)	2,030,879
170,700	WTK Holdings Berhad	53,638
47,600	Yinson Holdings Berhad	37,261
136,153	YNH Property Berhad	72,430
876,900	YTL Corp. Berhad	425,398
25,600	Zhulian Corp. Berhad	14,818
		30,262,917
MALTA — 0.0%
10,268	Brait SE(d)	67,965
8,169	Unibet Group Plc - SDR	486,238
		554,203

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
MEXICO — 0.5%
217,679	Alfa SAB de CV - Series A	$397,906
35,265	Alsea SAB de CV(d)	94,318
232,740	Arca Continental SAB de CV	1,385,463
1,864,200	Asesor de Activos Prisma SAPI de CV REIT(c)	2,004,797
143,156	Axtel SAB de CV - CPO Units(d)	32,567
9,208	Banregio Grupo Financiero SAB de CV	47,719
2,584	Bio Pappel SAB de CV(d)	3,879
1,166,800	Bolsa Mexicana de Valores SAB de CV	1,925,790
1,800	Cia Minera Autlan SAB de CV - Series B(d)	1,825
22,350	Concentradora Fibra Hotelera Mexicana SA de CV REIT	29,448
201,125	Consorcio ARA SAB de CV(d)	86,142
140,111	Controladora Comercial Mexicana SAB de CV - Units	426,610
1,568,370	Corp. Inmobiliaria Vesta SAB de CV	3,033,735
800	Corp. Actinver SAB de CV(d)	857
78,869	Corp. GEO SAB de CV - Series B(c)(d)	690
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(c)(d)	41,011
27,300	Corp. Moctezuma SAB de CV	81,976
4,816	Cydsa SAB de CV	8,996
162,434	Empresas ICA SAB de CV(d)	169,050
1,947,800	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(c)	2,392,274
154,627	Genomma Lab Internacional SAB de CV - Class B(d)	244,791
53,869	Gruma SAB de CV - Series B.	580,576
29,269	Grupo Aeromexico SAB de CV(d)	43,700
75,068	Grupo Aeroportuario del Centro Norte SAB de CV	345,805
320,108	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,116,542
123,044	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,606,028
1,600	Grupo Carso SAB de CV - Series A1	7,045
120,492	Grupo Cementos de Chihuahua SAB de CV	301,441
45,878	Grupo Comercial Chedraui SA de CV	127,753
380	Grupo Elektra SAB de CV	14,083
72,311	Grupo Famsa SAB de CV(d)	44,478
12,100	Grupo Financiero Interacciones SA de CV	80,085
45,885	Grupo Herdez SAB de CV	105,609
57,500	Grupo Industrial Maseca SAB de CV - Series B	79,751
Shares		Value
MEXICO (continued)
12,400	Grupo Industrial Saltillo SAB de CV	$26,861
17,079	Grupo KUO SAB de CV - Series B	28,975
36,100	Grupo Simec SAB de CV - Series B(d)	100,308
19,508	Grupo Sports World SAB de CV(d)	33,707
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(d)	665,293
36,716	Industrias Bachoco SAB de CV - Series B	149,759
170,175	Industrias CH SAB de CV - Series B(d)	698,206
15,441	Industrias Penoles SAB de CV	307,790
110,913	Kimberly-Clark de MexiCo. SAB de CV - Class A	215,618
1,452,900	Macquarie Mexico Real Estate Management SA de CV REIT	2,391,210
100	Medica Sur SAB de CV - Series B	374
33,400	Megacable Holdings SAB de CV - CPO Shares	121,572
381,663	Mexichem SAB de CV(d)	1,063,294
118,949	Minera Frisco SAB de CV(d)	156,964
269,930	OHL Mexico SAB de CV(d)	512,326
53,106	Organizacion Cultiba SAB de CV	62,922
146,807	Organizacion Soriana SAB de CV - Series B	340,145
37,295	Promotora y Operadora de Infraestructura SAB de CV(d)	418,743
23,143	Qualitas Controladora SAB de CV - Units	44,774
372,923	TV Azteca SAB de CV - CPO Shares	149,274
67,123	Urbi Desarrollos Urbanos SAB de CV(c)(d)	20
		25,350,875
NETHERLANDS — 0.6%
21,357	Aalberts Industries NV	618,054
9,242	Accell Group NV	140,986
18,811	AMG Advanced Metallurgical Group NV(d)	140,866
4,482	Amsterdam Commodities NV	107,092
11,224	Arcadis NV	341,872
13,720	ASM International NV	563,786
21,067	BE Semiconductor Industries NV	430,881
3,301	Beter Bed Holding NV	64,773
60,603	BinckBank NV	499,912
258,500	Boskalis Westminster NV	11,486,974
8,012	Brunel International NV	130,597
2,120	Corbion NV	35,311
144,577	Delta Lloyd NV	2,741,369
2,240	Exact Holding NV	80,644

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
NETHERLANDS (continued)
1,507	Fugro NV	$32,747
11,320	Gemalto NV	824,031
2,565	Global City Holdings NV(d)	29,260
18,365	Grontmij(d)	74,190
7,230	Heijmans NV - CVA	69,305
654	Hunter Douglas NV	26,420
4,404	KAS Bank NV - CVA	51,009
5,219	Kendrion NV	143,514
23,096	Koninklijke BAM Groep NV	69,917
4,397	Koninklijke Ten Cate NV	97,881
12,374	Koninklijke Vopak NV	693,325
95	Nederland Apparatenfabriek	3,054
39,284	Nutreco NV	1,999,801
13,255	Ordina NV(d)	21,583
47,868	PostNL NV(d)	174,442
286,235	QIAGEN NV(d)	6,585,320
28,385	Randstad Holding NV	1,505,115
23,840	SBM Offshore NV(d)	260,959
10,543	Sligro Food Group NV	402,558
86,230	SNS REAAL NV(b)(c)(d)	0
15,951	TKH Group NV	497,838
38,013	TomTom NV(d)	251,799
25,705	USG People NV	298,889
45,708	Wessanen	292,751
43,699	Wolters Kluwer NV	1,310,782
		33,099,607
NEW ZEALAND — 0.4%
7,184	a2 Milk Co. Ltd.(d)	2,822
328,864	Air New Zealand Ltd.	624,480
3,470,735	Auckland International Airport Ltd.(c)	11,236,812
223,018	Contact Energy Ltd.	1,147,152
19,426	Ebos Group Ltd.	133,560
84,688	Fisher & Paykel Healthcare Corp. Ltd.	382,627
31,055	Freightways Ltd.	134,886
23,866	Heartland New Zealand Ltd.	22,920
67,426	Infratil Ltd.	155,016
52,582	Kathmandu Holdings Ltd.	76,894
63,308	Kiwi Property Group Ltd. REIT	60,799
27,669	Mainfreight Ltd.	322,088
20,108	Metlifecare Ltd.	70,222
49,457	New Zealand Oil & Gas Ltd.	23,029
8,819	New Zealand Refining Co. Ltd. (The)(d)	16,297
121,885	Nuplex Industries Ltd.	265,145
45,243	NZX Ltd.	39,829
73,491	PGG Wrightson Ltd.	25,932
80,140	Pike River Coal Ltd.(b)(c)(d)	0
53,513	Port of Tauranga Ltd.(c)	691,066
19,670	Restaurant Brands New Zealand Ltd.	54,381
15,128	Sanford Ltd.	55,032
51,422	Skellerup Holdings Ltd.	49,010
182,421	SKY Network Television Ltd.	804,283
Shares		Value
NEW ZEALAND (continued)
1,648,019	SKYCITY Entertainment Group Ltd.	$4,712,121
415,362	Spark New Zealand Ltd.	997,246
23,629	Summerset Group Holdings Ltd.	53,293
47,121	Tower Ltd.	77,479
49,566	Trade Me Group Ltd.	130,904
29,035	TrustPower Ltd.	176,811
35,771	Vector Ltd.	76,774
43,509	Warehouse Group Ltd. (The)	90,216
		22,709,126
NORWAY — 0.1%
1,087	AF Gruppen ASA	11,889
9,443	Aker ASA - Class A	201,672
4,589	American Shipping ASA	17,819
18,135	Atea ASA	201,281
44,307	Austevoll Seafood ASA	259,789
13	Bonheur ASA	121
139,980	BW Offshore Ltd.	134,256
13,163	Det Norske Oljeselskap ASA(d)	54,861
40,305	DNO ASA(d)	88,687
12,191	Dolphin Group ASA(d)	4,292
6,614	Ekornes ASA	82,398
154,310	Eltek ASA	230,689
7,836	Evry ASA	16,228
3,449	Farstad Shipping ASA	16,160
6,689	Fred Olsen Energy ASA	56,017
5,312	Ganger Rolf ASA	47,957
7,433	Grieg Seafood ASA(d)	26,938
3,844	Hexagon Composites ASA	9,404
139,033	Kongsberg Automotive ASA(d)	109,594
3,742	Kongsberg Gruppen ASA	63,449
22,254	Kvaerner ASA	26,039
2,877	Leroy Seafood Group ASA	101,288
10,381	Nordic Semiconductor ASA(d)	71,886
23,394	Opera Software ASA	310,370
23,847	Petroleum Geo-Services ASA	129,700
1,268,535	REC Silicon ASA(d)	273,052
11,533	REC Solar ASA(d)	152,263
12,159	Salmar ASA	188,069
5,087	Sevan Marine ASA	12,708
6,632	Solstad Offshore ASA	53,222
29,923	SpareBank 1 SMN	213,019
19,544	SpareBank 1 SR-Bank ASA	122,689
37,515	Storebrand ASA(d)	113,624
26,311	Tomra Systems ASA	211,145
7,534	Veidekke ASA	77,769
5,161	Wilh Wilhelmsen ASA	28,925
232	Wilh Wilhelmsen Holding ASA	4,504
		3,723,773
PERU — 0.1%
1,162,608	Alicorp SA(c)	2,637,978
2,502,418	Ferreycorp SAA(c)	1,225,474

		3,863,452

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
PHILIPPINES — 0.2%
173,966	Belle Corp.	$18,110
19,250	Cebu Air, Inc.	41,344
106,337	China Banking Corp.	113,348
3,193,400	D&L Industries, Inc.	1,231,211
444,950	DMCI Holdings, Inc.	155,404
72,800	EEI Corp.	18,162
726,600	Energy Development Corp.	140,894
2,735,375	Filinvest Land, Inc.	104,221
124,300	First Gen Corp.	87,672
156,680	First Philippine Holdings Corp.	351,431
4,390	Globe Telecom, Inc.	173,836
14,287,500	GMA Holdings, Inc. - PDR(c)	1,940,946
43,910	Jollibee Foods Corp.	231,037
1,412,000	Lopez Holdings Corp.	238,573
3,768,800	Manila Water Co., Inc.(c)	2,760,806
9,720,696	Megaworld Corp.	1,146,386
777,000	Metro Pacific Investments Corp.	91,105
290,241	Metropolitan Bank & Trust Co.	627,310
2,058,100	Nickel Asia Corp.	1,271,930
623,000	Pepsi-Cola Products Philippines, Inc.(d)	56,517
50,700	Petron Corp.	10,487
14,040	Philippine National Bank(d)	26,811
39,900	Puregold Price Club, Inc.	38,006
75,400	Rizal Commercial Banking Corp.	81,568
495,300	Robinsons Land Corp.	312,280
26,320	San Miguel Corp.	45,455
119,451	Security Bank Corp.	411,779
49,350	Semirara Mining and Power Corp.	164,526
6	Top Frontier Investment Holdings, Inc.(d)	16
161,290	Union Bank of Philippines, Inc.(c)	262,641
729,800	Vista Land & Lifescapes, Inc.	114,039
		12,267,851
POLAND — 0.1%
1,192	Alior Bank SA(d)	27,646
1,432	AmRest Holdings SE(d)	44,463
30,577	Asseco Poland SA	453,650
10,935	Bank Handlowy w Warszawie SA	319,599
89,911	Bank Millennium SA	181,825
37,571	Boryszew SA(d)	58,328
3,498	Budimex SA	146,295
683	CCC SA	28,399
2,131	CD Projekt SA(d)	9,321
10,830	Ciech SA	145,326
14,658	Cyfrowy Polsat SA	94,270
1,000	Dom Development SA	13,054
62,048	Enea SA(d)	275,415
13,280	Eurocash SA	132,020
5,542	Farmacol SA(d)	79,021
166,068	Getin Holding SA(d)	87,882
Shares		Value
POLAND (continued)
286,760	Getin Noble Bank SA(d)	$154,074
11,908	Grupa Azoty SA	228,274
119	Grupa Azoty Zaklady Chemiczne Police SA	649
3,848	Grupa Kety SA	285,710
36,553	Grupa Lotos SA(d)	241,203
4,256	Impexmetal SA(d)	3,045
3,067	ING Bank Slaski SA	111,749
2,438	Inter Cars SA	141,392
635	KRUK SA(d)	19,708
226	LPP SA	458,224
14,545	Lubelski Wegiel Bogdanka SA	382,735
4,234	mBank	536,145
169,484	Netia SA	273,645
15,939	Orange Polska SA	38,516
9,643	Orbis SA	111,147
1,623	Pelion SA	36,923
85,476	Synthos SA	99,236
405,617	Tauron Polska Energia SA	547,576
35,674	TVN SA(d)	170,484
884	Warsaw Stock Exchange	11,051
		5,948,000
PORTUGAL — 0.0%
16,720	Altri SGPS SA	58,003
31,522	Banco BPI SA(d)	29,707
8,298,979	Banco Comercial Portugues SA(d)	590,801
1,231,589	Banco Espirito Santo SA(b)(d)	0
2,336	Corticeira Amorim SGPS SA	8,824
3,644	Jeronimo Martins SGPS SA	39,357
22,362	Mota-Engil SGPS SA	69,161
36,299	NOS SGPS	231,258
47,493	Portucel SA	192,771
48,971	Portugal Telecom SGPS SA	34,918
1,809	REN - Redes Energeticas Nacionais SGPS SA	5,151
25,714	Semapa - Sociedade de Investimento e Gestao	302,480
267,616	Sonae SGPS SA	351,999
37,170	Teixeira Duarte SA	29,821
		1,944,251
QATAR — 0.0%
32,031	Gulf International Services QSC	879,489
SINGAPORE — 1.3%
23,000	Abterra Ltd.(d)	9,351
2,373,000	Ascendas India Trust - Unit(c)	1,499,789
6,570,000	Ascendas Real Estate Investment Trust	11,947,221
155,400	ASL Marine Holdings Ltd.(c)	49,395
102,000	Ausgroup Ltd.(d)	22,620
7,400	Bonvests Holdings Ltd.	7,494
85,063	Boustead Singapore Ltd.	113,183
16,000	Breadtalk Group Ltd.	17,918

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SINGAPORE (continued)
43,000	Bukit Sembawang Estates Ltd.(c)	$169,101
6,270	Cape Plc	19,832
10,201,000	CapitaMall Trust REIT	15,759,972
42,000	China Aviation Oil Singapore Corp. Ltd.	22,043
194,000	China Merchants Holdings Pacific Ltd.	140,538
54,000	Chip Eng Seng Corp. Ltd.	36,325
56,000	ComfortDelGro Corp. Ltd.	118,805
89,000	Cosco Corp. Singapore Ltd.	35,526
56,000	CSE Global Ltd.	24,216
52,000	CWT Ltd.	64,577
1,000	Elec & Eltek International Co. Ltd.	1,245
15,600	Eu Yan Sang International Ltd.	8,995
124,720	Ezion Holdings Ltd.	117,086
3,872,176	Ezra Holdings Ltd.	1,517,041
130,121	Far East Orchard Ltd.	162,074
25,000	First Resources Ltd.	34,466
183,000	FJ Benjamin Holdings Ltd.	21,915
28,000	Food Empire Holdings Ltd.	6,313
164,000	Fragrance Group Ltd.	27,277
111,000	Gallant Venture Ltd.(d)	20,103
2,000	GK Goh Holdings Ltd.	1,353
52,560	Global Premium Hotels Ltd.	13,793
537,000	GMG Global Ltd.	25,405
58,000	GP Industries Ltd.	27,654
118,666	Guocoland Ltd.	157,894
84,000	GuocoLeisure Ltd.	59,299
21,000	Hanwell Holdings Ltd.(d)	4,347
32,000	Hiap Hoe Ltd.	19,633
135,000	Ho Bee Land Ltd.	206,572
274,800	Hong Fok Corp. Ltd.	184,852
131,000	Hong Leong Asia Ltd.	139,928
9,000	Hour Glass Ltd. (The)	4,890
5,400,000	Hyflux Ltd.(c)	3,812,093
220,000	Indofood Agri Resources Ltd.	115,464
101,000	Jiutian Chemical Group Ltd.(d)	4,629
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	42,022
13,000	Keppel Infrastructure Trust - Units	10,282
136,000	Keppel Land Ltd.	456,416
10,000	Keppel Telecommunications & Transportation Ltd.	12,862
195,000	LCD Global Investments Ltd.	49,730
202,000	Lian Beng Group Ltd.	94,072
42,000	Low Keng Huat Singapore Ltd.	22,819
75,000	Lum Chang Holdings Ltd.	19,681
39,000	M1 Ltd.	108,109
289,800	Metro Holdings Ltd.	208,867
101,000	Mewah International, Inc.	28,371
308,000	Midas Holdings Ltd.	77,410
110,000	Neptune Orient Lines Ltd.(d)	82,126
Shares		Value
SINGAPORE (continued)
70,000	Olam International Ltd.	$102,195
32,238	OM Holdings Ltd.(d)	7,655
59,000	OSIM International Ltd.	84,610
675,000	Otto Marine Ltd.	20,957
28,666	OUE Hospitality Trust REIT	19,813
100,000	OUE Ltd.	162,626
66,000	Oxley Holdings Ltd.	24,882
21,000	Pan-United Corp. Ltd.	13,505
218,200	Penguin International Ltd.	37,098
71,000	Petra Foods Ltd.	209,935
165,000	Popular Holdings Ltd.	37,810
116,567	QAF Ltd.	86,598
176,250	Raffles Education Corp. Ltd.	42,994
31,281	Raffles Medical Group Ltd.	91,799
199,000	Rickmers Maritime - Units	42,660
93,000	Rotary Engineering Ltd.	38,154
217,500	Roxy-Pacific Holdings Ltd(c)	85,212
1,594,000	S i2i Ltd.(d)	4,713
4,134,000	SATS Ltd.(c)	9,045,417
97,000	Sheng Siong Group Ltd.	51,985
4,017,000	SIA Engineering Co. Ltd.(c)	12,946,570
100,500	Sim Lian Group Ltd.	65,747
592,000	Sinarmas Land Ltd.	284,447
72,000	Singapore Post Ltd.	113,897
174,000	Singapore Reinsurance Corp. Ltd.(c)	40,516
63,000	SMRT Corp. Ltd.	81,498
458,000	Stamford Land Corp. Ltd.	191,285
2,551,000	StarHub Ltd.	7,882,303
183,000	Sunningdale Tech Ltd.	27,055
136,000	SunVic Chemical Holdings Ltd.(d)	47,753
82,000	Super Group Ltd.	67,283
163,500	Swiber Holdings Ltd.	23,084
7,000	Tat Hong Holdings Ltd.	3,829
54,000	Technovator International Ltd.(d)	21,454
219,000	Tiong Woon Corp. Holding Ltd.	36,424
378,314	Tuan Sing Holdings Ltd.	113,259
186,250	UMS Holdings Ltd.	70,904
336,254	United Engineers Ltd.	755,627
103,000	United Envirotech Ltd.	123,344
408,975	United Industrial Corp. Ltd.(c)	1,064,157
212,067	UOB-Kay Hian Holdings Ltd(c)	236,710
180,711	UOL Group Ltd.	964,469
12,000	Venture Corp. Ltd.	72,117
722,295	Vibrant Group Ltd.	52,859
201,812	Wheelock Properties (Singapore) Ltd.	279,714
140,420	Wing Tai Holdings Ltd.	189,953
1,436	XP Power Ltd.	31,276
388,000	Yongnam Holdings Ltd.	51,339
		74,014,485

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SOUTH AFRICA — 0.6%
13,497	Adcock Ingram Holdings Ltd.(d)	$49,955
95,496	Advtech Ltd.	75,446
58,115	Aeci Ltd.	624,318
109,566	African Bank Investments Ltd.(b)(c)	2,188
200	African Oxygen Ltd.	240
25,413	African Rainbow Minerals Ltd.	257,163
13,164	Allied Electronics Corp. Ltd. - A Shares	19,896
16,320	ArcelorMittal South Africa Ltd.(d)	34,826
739	Assore Ltd.	10,541
3,312	Astral Foods Ltd.	56,030
59,671	Aveng Ltd.(d)	91,262
69,764	AVI Ltd.	508,328
109,006	Barloworld Ltd.	825,993
28,795	Blue Label Telecoms Ltd.	20,994
32,224	Business Connexion Group Ltd.	16,991
3,333	Capitec Bank Holdings Ltd.	109,621
4,294	Cashbuild Ltd.	68,585
16,438	Caxton and CTP Publishers and Printers Ltd.	21,527
4,704	City Lodge Hotels Ltd.	50,938
348,378	Clicks Group Ltd.	2,702,061
1,776	Consolidated Infrastructure Group Ltd.(d)	4,019
51,846	Coronation Fund Managers Ltd.	460,804
67,017	DataTec Ltd.	337,819
43,539	Discovery Ltd.	431,090
4,599	Distell Group Ltd.	56,673
201,698	EOH Holdings Ltd.	2,085,916
14,615	Exxaro Resources Ltd.	130,136
1,244	Famous Brands Ltd.	11,842
19,374	Foschini Group Ltd. (The)	278,922
363,207	Gold Fields Ltd.	2,016,430
7,837	Grand Parade Investments Ltd.	4,240
63,300	Grindrod Ltd.	98,932
2,656	Group Five Ltd.	6,012
80,567	Harmony Gold Mining Co. Ltd.(d)	236,201
7,349	Hudaco Industries Ltd.	74,323
21,515	Hyprop Investments Ltd.	195,473
22,845	Illovo Sugar Ltd.	47,279
69,627	Imperial Holdings Ltd.	1,232,778
109,158	Investec Plc	920,721
372	Invicta Holdings Ltd.	2,429
26,091	JD Group Ltd.(d)	56,685
8,718	JSE Ltd.	91,575
33,715	KAP Industrial Holdings Ltd.	14,679
5,200	Lewis Group Ltd.	40,591
23,475	Liberty Holdings Ltd.	264,283
67,214	Life Healthcare Group Holdings Ltd.	251,078
6,493	Massmart Holdings Ltd.	92,870
39,962	Mediclinic International Ltd.	397,321
Shares		Value
SOUTH AFRICA (continued)
20,504	Metair Investments Ltd.	$57,225
302,992	MMI Holdings Ltd.	815,177
8,190	Mondi Ltd.	147,336
231,628	Mondi Plc	4,148,177
4,329	Mota-Engil Africa NV(d)	30,182
23,977	Mpact Ltd.	73,197
51,923	Mr. Price Group Ltd.	1,181,588
51,151	Murray & Roberts Holdings Ltd.	86,401
118,366	Nampak Ltd.	433,111
67,640	Netcare Ltd.	225,428
59,703	Northam Platinum Ltd.(d)	198,668
176,581	Oceana Group Ltd.(c)	1,637,677
87,024	Omnia Holdings Ltd.	1,275,879
50,737	Peregrine Holdings Ltd.	105,875
17,069	Pick’n Pay Stores Ltd.	84,326
156,540	Pioneer Foods Ltd.	2,036,431
19,653	PPC Ltd.	36,116
43,439	PSG Group Ltd.	494,485
15,191	Raubex Group Ltd.	26,534
18,485	Resilient Property Income Fund Ltd. REIT	140,213
22,339	Reunert Ltd.	120,241
8,543	Santam Ltd.	167,449
223,632	Sappi Ltd.(d)	921,798
315,480	Sibanye Gold Ltd.	833,604
38,542	Spar Group Ltd. (The)	610,615
50,612	Steinhoff International Holdings Ltd.	259,688
9,818	Sun International Ltd.	109,604
155,519	Super Group Ltd.(d)	457,275
104,458	Telkom SA SOC Ltd.(d)	625,223
3,328	Tiger Brands Ltd.	112,652
14,182	Times Media Group Ltd.	25,088
6,768	Tongaat Hulett Ltd.	92,991
24,146	Trencor Ltd.	146,369
94,685	Truworths International Ltd.	658,608
76,034	Tsogo Sun Holdings Ltd.	179,295
3,138	Wilson Bayly Holmes-Ovcon Ltd.	32,471
42,851	Woolworths Holdings Ltd.	319,773
211,907	Zeder Investments Ltd.	142,484
		34,437,278
SOUTH KOREA — 1.0%
416	Aekyung Petrochemical Co. Ltd.	25,677
1,398	AfreecaTV Co. Ltd.	36,369
821	AJ Rent A Car Co. Ltd.(d)	12,425
1,228	AK Holdings, Inc.	113,974
143	AMOREPACIFIC Corp.	346,647
462	AMOREPACIFIC Group	529,340
3,839	Anapass, Inc.	46,864
61	Asia Cement Co. Ltd.	6,693
299	ASIA Holdings Co. Ltd.	39,097
2,330	Asia Paper Manufacturing Co. Ltd.	50,921

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
5,278	Asiana Airlines, Inc.(d)	$41,651
2,778	AtlasBX Co. Ltd.	108,722
4,460	Baiksan Co. Ltd.	16,047
772	Basic House Co. Ltd. (The)	11,648
1,005	Binggrae Co. Ltd.	68,372
1,230	Bioland Ltd.	27,556
37,401	BS Financial Group, Inc.	473,668
1,587	Bukwang Pharmaceutical Co. Ltd.	29,900
2,010	Byucksan Corp.	11,708
7,205	Cheil Worldwide, Inc.(d)	130,120
602	Chongkundang Holdings Corp.	32,588
73	Chosun Refractories Co. Ltd.	7,276
624	CJ CGV Co. Ltd.	34,806
1,720	CJ CheilJedang Corp.	553,621
6,214	CJ Corp.	980,171
8,812	CJ E&M Corp.(d)	307,002
1,463	CJ Korea Express Co. Ltd.(d)	256,186
226	CJ O Shopping Co. Ltd.	45,837
930	CKD Bio Corp.	19,474
987	Com2uSCorp(d)	160,198
544	Cosmax BTI, Inc.	23,131
5,361	Coway Co. Ltd.	430,409
146	Crown Confectionery Co. Ltd.	31,240
3,620	Dae Dong Industrial Co. Ltd.	34,095
675	Dae Han Flour Mills Co. Ltd.	102,460
16,020	Dae Won Kang Up Co. Ltd.	91,702
8,001	Daeduck Electronics Co.	68,041
3,310	Daeduck GDS Co. Ltd.	38,288
2,521	Daegu Department Store	35,962
1,201	Daehan Steel Co. Ltd.	6,029
3,830	Dae-Il Corp.	16,355
5,482	Daekyo Co. Ltd.	34,889
11,609	Daelim Industrial Co. Ltd.	583,847
2,161	Daesang Corp.	75,188
3,927	Daesang Holdings Co. Ltd.	62,302
2,180	Daesung Holdings Co. Ltd.	19,217
2,958	Daesung Industrial Co. Ltd.(d)	24,749
3,074	Daewon San Up Co. Ltd.	26,479
25,684	Daewoo Engineering & Construction Co. Ltd.(d)	159,233
7,621	Daewoo International Corp.	191,640
34,916	Daewoo Securities Co. Ltd.(d)	322,469
5,970	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	106,451
844	Daewoong Co. Ltd.	33,417
859	Daewoong Pharmaceutical Co. Ltd.	48,700
7,916	Daishin Securities Co. Ltd.	66,593
3,023	Daou Data Corp.	30,822
20,410	Daou Technology, Inc.	273,415
12,865	Dasan Networks, Inc.(d)	86,112
2,145	Daum Kakao Corp.	299,508
19,689	Dayou Automotive Seat Technology Co. Ltd.	28,266
3,090	DCM Corp.	45,491
Shares		Value
SOUTH KOREA (continued)
28,216	DGB Financial Group, Inc.	$273,491
1,360	Dong Ah Tire & Rubber Co. Ltd.	23,504
647	Dong-A Socio Holdings Co. Ltd.	74,249
1,950	Dong-Ah Geological Engineering Co. Ltd.	13,302
13,634	Dongbu Insurance Co. Ltd.	663,249
905	Dongbu Securities Co. Ltd.(d)	3,310
773	Dong-IL Corp.	51,095
604	Dongil Industries Co. Ltd.	36,507
10,139	Dongjin Semichem Co. Ltd.	34,906
1,064	DongKook Pharmaceutical Co. Ltd.	39,258
2,076	Dongkuk Industries Co. Ltd.	6,711
18,158	Dongkuk Steel Mill Co. Ltd.	92,982
694	Dongkuk Structures & Construction Co. Ltd.	2,056
3,480	Dongsuh Co, Inc.	73,826
9,440	Dongsung Holdings Co. Ltd.	63,100
4,803	Dongwha Pharmaceutical Co. Ltd.	26,264
360	Dongwon F&B Co. Ltd.	107,974
267	Dongwon Industries Co. Ltd.	79,348
373	Doosan Corp.	35,472
4,310	Doosan Engine Co. Ltd.(d)	30,938
15,625	Doosan Heavy Industries & Construction Co. Ltd.	332,903
27,280	Doosan Infracore Co. Ltd.(d)	254,440
2,462	DRB Holding Co. Ltd.	27,017
6,845	DY Corp.	41,436
3,664	DY POWER Corp.(d)	36,352
270	E1 Corp.	15,628
1,441	Eagon Industries Co. Ltd.	20,556
9,342	Easy Bio, Inc.	48,948
5,009	e-LITECOM Co. Ltd.	68,704
305	Eo Technics Co. Ltd.	35,699
12,586	Eugene Corp.	41,144
13,874	Eugene Investment & Securities Co. Ltd.(d)	26,387
3,164	Eugene Technology Co. Ltd.	41,228
4,964	Eusu Holdings Co. Ltd.(d)	49,931
5,387	EVERDIGM Corp.	34,284
656	Fila Korea Ltd.	65,684
2,079	Fursys, Inc.	58,648
520	Gaon Cable Co. Ltd.	11,864
2,530	Global & Yuasa Battery Co. Ltd.	93,926
2,787	Global Display Co. Ltd.	16,234
1,396	Golfzon Co. Ltd.	31,849
3,423	Grand Korea Leisure Co. Ltd.	125,514
289	Green Cross Corp.	36,733
6,488	Green Cross Holdings Corp.	129,926
11,791	GS Engineering & Construction Corp.(d)	270,085
17,541	GS Holdings Corp.	668,855
5,804	GS Retail Co. Ltd.	138,519
338	Gwangju Shinsegae Co. Ltd.	96,585

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
4,540	Halla Corp.(d)	$25,780
12,680	Halla Visteon Climate Control Corp.	538,575
197,259	Han Kuk Carbon Co. Ltd.	1,017,320
3,827	Hana Micron, Inc.(d)	37,969
717	Hana Tour Service, Inc.	55,991
2,251	Hancom, Inc.	41,990
174	Handok, Inc.	3,357
6,705	Handsome Co. Ltd.	187,612
1,474	Hanil Cement Co. Ltd.	223,068
17,695	Hanjin Heavy Industries & Construction Co. Ltd.(d)	62,942
2,710	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,975
1,969	Hanjin Kal Corp.(d)	58,786
1,870	Hanjin Transportation Co. Ltd.	108,411
90	Hankook Shell Oil Co. Ltd.	41,107
680	Hankuk Paper Manufacturing Co. Ltd.	19,089
890	Hanmi Pharm Co. Ltd.(d)	79,592
2,520	Hanmi Semiconductor Co. Ltd.	39,749
956	Hansae Co. Ltd.	33,350
3,000	Hansae Yes24 Holdings Co. Ltd.	32,644
2,694	Hansol Chemical Co. Ltd.	123,664
5,936	Hansol Holdings Co. Ltd.	42,989
24,530	Hansol HomeDeco Co. Ltd.(d)	32,861
2,170	Hansol Logistics Co. Ltd.	4,544
3,624	Hansol Paper Co. Ltd.(d)	64,785
624	Hanssem Co. Ltd.	88,442
11,725	Hanwha Chemical Corp.	131,874
15,526	Hanwha Corp.	389,002
770	Hanwha Galleria Timeworld Co. Ltd.	46,822
4,700	Hanwha General Insurance Co. Ltd.(d)	17,985
9,373	Hanwha Investment & Securities Co. Ltd.(d)	34,112
7,532	Hanwha Life Insurance Co. Ltd.	53,584
3,343	Hanyang Eng Co. Ltd.	22,927
2,720	Hanyang Securities Co. Ltd.	18,380
4,708	Harim Holdings Co. Ltd.(d)	21,504
4,910	Heung-A Shipping Co. Ltd.	12,571
7,231	Hite Jinro Co. Ltd.	153,731
2,043	Hite Jinro Holdings Co. Ltd.	21,577
7,223	HMC Investment Securities Co. Ltd.(d)	67,699
7,616	Hotel Shilla Co. Ltd.	710,344
4,768	Huchems Fine Chemical Corp.	115,538
2,950	Humax Co. Ltd.	44,239
1,732	Huons Co. Ltd.	93,125
3,050	Husteel Co. Ltd.	48,807
6,850	Huvis Corp.	71,720
75,913	Huvitz Co. Ltd.	1,134,947
940	Hwa Shin Co. Ltd.	5,991
Shares		Value
SOUTH KOREA (continued)
439	Hwacheon Machine Tool Co. Ltd.	$26,053
55,359	Hy-Lok Corp.(c)	1,397,136
7,624	Hyosung Corp.	506,129
3,447	Hyundai BNG Steel Co. Ltd.(d)	46,492
3,107	Hyundai Corp.	77,988
3,392	Hyundai Department Store Co. Ltd.	370,651
33,280	Hyundai Development Co-Engineering & Construction	1,313,124
1,505	Hyundai Elevator Co. Ltd.(d)	89,452
4,090	Hyundai Engineering Plastics Co. Ltd.	33,061
12,136	Hyundai Greenfood Co. Ltd.	191,983
250	Hyundai Home Shopping Network Corp.	27,432
12,260	Hyundai Hy Communications & Networks Co. Ltd.	48,710
2,935	Hyundai Hysco Co. Ltd.	206,652
1,492	Hyundai Livart Furniture Co. Ltd.	46,796
28,641	Hyundai Marine & Fire Insurance Co. Ltd.	683,550
22,357	Hyundai Securities Co. Ltd.(d)	153,531
2,104	Hyundai Wia Corp.	296,284
4,916	Hyunjin Materials Co. Ltd.(d)	15,756
6,050	Il Dong Pharmaceutical Co. Ltd.	92,941
4,214	Iljin Electric Co. Ltd.	34,641
5,949	Iljin Holdings Co. Ltd.	36,392
803	Ilshin Spinning Co. Ltd.	123,358
266	Ilsung Pharmaceuticals Co. Ltd.	27,485
2,000	iMarketKorea, Inc.	50,110
1,599	InBody Co. Ltd.	56,731
4,561	Innox Corp.(d)	65,896
680	Intelligent Digital Integrated Securities Co. Ltd.	8,425
5,692	Interflex Co. Ltd.(d)	98,631
18,445	Interpark Corp.	154,833
1,419	INTOPS Co. Ltd.	23,940
5,477	IS Dongseo Co. Ltd.(d)	293,482
3,791	ISU Chemical Co. Ltd.	30,124
15,507	IsuPetasys Co. Ltd.	79,265
2,800	Jahwa Electronics Co. Ltd.	38,277
17,236	JB Financial Group Co. Ltd.	91,885
3,330	Jeil Pharmaceutical Co.	64,706
3,277	JW Pharmaceutical Corp.	42,101
6,731	Kangwon Land, Inc.	199,419
6,008	KB Capital Co. Ltd.	113,447
7,300	KC Green Holdings Co. Ltd.	60,411
10,532	KC Tech Co. Ltd.	74,252
2,126	KCP Co. Ltd.	67,461
1,016	KEPCO Engineering & Construction Co., Inc.	39,624
2,519	KEPCO Plant Service & Engineering Co. Ltd.	203,390

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
13,960	Keyang Electric Machinery Co. Ltd.	$52,273
3,081	Kginicis Co. Ltd.	69,587
1,884	KH Vatec Co. Ltd.	69,944
1,110	KISCO Corp.	32,175
6,150	Kishin Corp.	39,928
2,418	KISWIRE Ltd.	89,885
3,098	KIWOOM Securities Co. Ltd.	165,721
9,767	Koentec Co. Ltd.	24,114
2,185	Koh Young Technology, Inc.	94,904
123,105	Kolao Holdings	1,913,666
1,176	Kolon Corp.	24,303
2,362	Kolon Global Corp.(d)	17,279
1,581	Kolon Industries, Inc.	67,152
461	Kolon Life Science, Inc.	18,548
1,632	KONA I Co. Ltd.	51,037
3,631	Kook Soon Dang Brewery Co. Ltd.	19,955
7,057	Korea Aerospace Industries Ltd.	302,323
3,069	Korea Circuit Co. Ltd.	35,640
2,939	Korea Electric Terminal Co. Ltd.	173,878
820	Korea Export Packaging Industrial Co. Ltd.	17,171
1,060	Korea Flange Co. Ltd.	15,654
15,405	Korea Investment Holdings Co. Ltd.	732,498
1,694	Korea Kolmar Co. Ltd.	89,378
2,027	Korea Kolmar Holdings Co. Ltd.	101,943
668	Korea Petrochemical Industrial Co. Ltd.	50,210
1,632	Korea United Pharm, Inc.	22,982
278	Korea Zinc Co. Ltd.	109,182
42,765	Korean Reinsurance Co.	398,869
2,250	Kortek Corp.	24,072
787	KPX Chemical Co. Ltd.	40,228
1,070	KT Skylife Co., Ltd.	15,850
1,913	Kukdo Chemical Co. Ltd.	81,691
2,220	Kumho Petrochemical Co. Ltd.	182,090
24,224	Kumho Tire Co., Inc.(d)	215,083
865	Kumkang Kind Co. Ltd.	53,786
1,030	Kunsul Chemical Industrial Co. Ltd.	51,613
22,130	Kwang Dong Pharmaceutical Co. Ltd.	221,583
4,902	Kyobo Securities Co. Ltd.(d)	43,838
1,380	Kyung Dong Navien Co. Ltd.	31,358
101	Kyungbang Ltd.(d)	15,423
3,353	Kyungchang Industrial Co. Ltd.	23,915
1,746	Kyungdong Pharm Co. Ltd.	38,317
17,150	Kyung-In Synthetic Corp.	73,549
1,856	LEENO Industrial, Inc.	67,971
2,220	LF Corp.	63,945
491	LG Hausys Ltd.	80,591
2,674	LG InnoTek Co. Ltd.	239,379
6,921	LG International Corp.	232,577
Shares		Value
SOUTH KOREA (continued)
71,227	LG Uplus Corp.	$788,082
8,486	LIG Insurance Co. Ltd.	178,473
5,383	Lock & Lock Co. Ltd.	51,192
403	Lotte Chilsung Beverage Co. Ltd.	613,934
448	Lotte Confectionary Co. Ltd.	765,647
192	Lotte Food Co. Ltd.	109,027
480	LOTTE Himart Co. Ltd.	23,658
3,273	Lotte Non-Life Insurance Co. Ltd.(d)	8,036
8,036	LS Corp.	353,816
3,172	LS Industrial Systems Co. Ltd.	175,771
6,209	Lumens Co. Ltd.(d)	37,245
16,340	Macquarie Korea Infrastructure Fund	109,820
325	Macrogen, Inc.(d)	16,642
48	Maeil Dairy Industry Co. Ltd.	1,413
1,469	Mando Corp.(d)	222,311
6,387	Medy-Tox, Inc.	2,162,095
1,230	MegaStudy Co. Ltd.	67,034
7,912	Melfas, Inc.(d)	37,693
4,961	Meritz Financial Group, Inc.	44,139
20,522	Meritz Fire & Marine Insurance Co. Ltd.	228,940
105,403	Meritz Securities Co. Ltd.	370,588
44	Mi Chang Oil Industrial Co. Ltd.	2,857
7,984	Mirae Asset Securities Co. Ltd.	338,751
10,335	MK Electron Co. Ltd.	55,002
599	MNTech Co. Ltd.(d)	3,122
9,910	Moorim P&P Co. Ltd.	35,613
8,590	Motonic Corp.	108,003
1,038	Muhak Co. Ltd.(d)	35,184
2,496	Namhae Chemical Corp.	20,199
936	NCSoft Corp.	172,890
2,438	Neowiz Games Corp.(d)	49,937
3,444	NEPES Corp.(d)	29,823
2,915	Nexen Corp.	235,098
2,396	Nexen Tire Corp.	34,178
18,756	NH Investment & Securities Co. Ltd.	190,373
2,105	NICE Holdings Co. Ltd.	33,011
5,313	NICE Information Service Co. Ltd.	30,947
5,182	NK Co. Ltd.(d)	20,139
588	Nong Shim Holdings Co. Ltd.	58,069
1,420	NongShim Co. Ltd.	300,594
800	Noroo Holdings Co. Ltd.	16,752
2,740	NPC	14,081
537	OCI Materials Co. Ltd.	31,721
124	Orion Corp.	119,056
2,234	Osstem Implant Co. Ltd.(d)	90,496
327	Ottogi Corp.	170,138
2,944	Pan-Pacific Co. Ltd.	17,148
1,530	PaperCorea, Inc.(d)	1,019
1,581	Paradise Co. Ltd.	38,021
4,829	Partron Co. Ltd.	54,975

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
9,216	Poongsan Corp.	$191,719
2,204	Poongsan Holdings Corp.	78,095
344	POSCO Chemtech Co. Ltd.	42,623
15,438	Posco ICT Co. Ltd.	77,642
601	Posco M-Tech Co. Ltd.	1,520
6,809	PSK, Inc.	85,611
287	Pulmuone Co. Ltd.	34,379
133,690	Pyeong Hwa Automotive Co. Ltd.(c)	2,078,210
6,560	S&T Dynamics Co. Ltd.	60,285
3,244	S&T Holdings Co. Ltd.	58,446
3,260	S&T Motiv Co. Ltd.	132,505
2,112	S-1 Corp.	154,499
1,110	Sajo Industries Co. Ltd.(d)	45,370
4,770	Sam Young Electronics Co. Ltd.	52,341
422	Sam Yung Trading Co. Ltd.	9,030
381	Samchully Co. Ltd.	48,078
1,716	SAMHWA Paints Industrial Co. Ltd.	23,537
23,040	Samick Musical Instruments Co. Ltd.	91,014
4,310	Samick THK Co. Ltd.	32,908
3,350	Samjin Pharmaceutical Co. Ltd.	70,915
670	Samkwang Glass Co. Ltd.	45,704
217	Samlip General Foods Co. Ltd.	38,296
11,987	Samsung Electro-Mechanics Co. Ltd.	734,390
5,110	Samsung Fine Chemicals Co. Ltd.	159,571
2,960	Samsung Securities Co. Ltd.	128,837
2,116	Samsung Techwin Co. Ltd.	44,406
71	Samyang Genex Co. Ltd.	6,947
2,751	Samyang Holdings Corp.	237,971
10,570	Savezone I&C Corp.	59,345
5,185	SBS Media Holdings Co. Ltd.	21,264
7,130	Seah Besteel Corp.	207,654
485	SeAH Holdings Corp.	64,971
1,408	SeAH Steel Corp.	98,493
3,695	Sebang Co. Ltd.	64,365
52,413	Seegene, Inc.(d)	1,572,007
5,490	Sejong Industrial Co. Ltd.	68,023
2,631	Seobu T&D(d)	40,902
21,020	Seohee Construction Co. Ltd.(d)	14,973
8,449	Seoul Semiconductor Co. Ltd.	150,654
3,879	Seoyeon Co. Ltd.	50,013
2,690	Sewon Cellontech Co. Ltd.(d)	6,641
520	Sewon Precision Industry Co. Ltd.	12,363
1,290	SFA Engineering Corp.	54,438
15,920	Shin Poong Pharmaceutical Co. Ltd.	60,415
2,335	Shinsegae Co. Ltd.	343,759
342	Shinsegae Information & Communication Co. Ltd.	32,993
176	Shinsegae International Co. Ltd.	14,484
22,990	Shinsung Tongsang Co. Ltd.(d)	30,062
Shares		Value
SOUTH KOREA (continued)
15,480	Shinwon Corp.(d)	$26,187
1,420	Shinyoung Securities Co. Ltd.	72,974
1,305	Silicon Works Co. Ltd.	34,606
2,200	Silla Co. Ltd.	43,252
1,760	SIMPAC, Inc.	9,125
579	Sindoh Co. Ltd.	37,961
2,720	SJM Co. Ltd.	17,037
51,852	SK Broadband Co. Ltd.(d)	201,273
6,916	SK Chemicals Co. Ltd.	386,401
5,137	SK Communications Co. Ltd.(d)	34,666
1,889	SK Gas Ltd.	148,872
9,924	SK Networks Co. Ltd.(d)	85,392
39,972	SK Securities Co. Ltd.(d)	34,285
10,160	SKC Co. Ltd.	281,035
2,927	SL Corp.	47,374
2,204	Soulbrain Co. Ltd.	73,561
3,036	Ssangyong Cement Industrial Co. Ltd.(d)	41,781
7,407	STS Semiconductor & Telecommunications(d)	28,108
1,402	Suheung Co. Ltd.	63,331
620	Sungchang Enterprise Holdings Ltd.(d)	12,047
5,826	Sungshin Cement Co. Ltd.(d)	72,186
3,092	Sungwoo Hitech Co. Ltd.	34,352
214	Sunjin Co. Ltd.	6,086
1,602	Suprema, Inc.(d)	39,479
6,520	Tae Kyung Industrial Co. Ltd.	34,520
220	Taekwang Industrial Co. Ltd.	226,920
10,606	Taeyoung Engineering & Construction Co. Ltd.(d)	47,230
16,710	Tailim Packaging Industrial Co. Ltd.	35,067
2,039	TCC Steel	5,100
16,250	TK Chemical Corp.(d)	26,821
3,460	TK Corp.(d)	33,382
16,256	TONGYANG Life Insurance	163,511
1,932	Toray Chemical Korea, Inc.(d)	24,910
3,450	Tovis Co. Ltd.	62,148
1,704	TS Corp.	38,954
931	Uju Electronics Co. Ltd.	13,068
1,434	Unid Co. Ltd.	77,102
1,454	Value Added Technologies Co. Ltd.	35,566
1,205	Vieworks Co. Ltd.	36,196
2,705	Wonik IPS Co. Ltd.(d)	33,145
1,270	Woongjin Energy Co. Ltd.(d)	1,829
5,662	Woongjin Thinkbig Co. Ltd.(d)	39,038
1,080	YESCO Co. Ltd.	33,133
1,004	YG Entertainment, Inc.	43,608
9,270	Yoosung Enterprise Co. Ltd.	43,146
5,543	Youlchon Chemical Co. Ltd.	54,741
262	Young Poong Corp.	340,677
2,354	Young Poong Precision Corp.	21,073
3,086	Youngone Corp.	159,154
1,498	Youngone Holdings Co. Ltd.	123,281

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
454	Yuhan Corp.	$70,989
		53,029,916
SPAIN — 0.4%
22,055	Abengoa SA	70,156
47,840	Abengoa SA - B Shares	141,094
6,094	Acciona SA(d)	436,929
11,787	Acerinox SA	175,814
1,626	Adveo Group International SA	23,886
8,227	Almirall SA(d)	143,816
7,200	Atresmedia Corp. de Medios de Comunicaion SA	105,930
1,125,449	Banco de Sabadell SA	2,853,810
1,087	Banco Popular Espanol SA	4,611
5	Banco Popular Espanol SA - New Share Issue Shares 2015(c)	20
91,891	Bankinter SA	640,566
1,315	Baron de Ley(d)	114,418
4,515	Bolsas y Mercados Espanoles SA	185,991
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
16,842	Cie Automotive SA	242,650
295	Construcciones y Auxiliar de Ferrocarriles SA	99,154
83,680	Distribuidora Internacional de Alimentacion SA	543,519
8,393	Duro Felguera SA	33,763
19,051	Ebro Foods SA	324,420
152,602	EDP Renovaveis SA	1,022,566
8,994	Elecnor SA	83,236
104,144	Enagas SA	3,306,869
47,905	Ence Energia y Celulosa SA	143,451
18,452	Ercros SA(d)	8,632
14,075	Faes Farma SA	28,708
1,503	Faes Farma SA - New Share Issue Shares 2014(c)	3,066
9,353	Fluidra SA(d)	31,495
11,267	Fomento de Construcciones y Contratas SA(d)	139,921
58,292	Gamesa Corp. Tecnologica SA(d)	580,839
20,884	Grupo Catalana Occidente SA	598,230
1,413	Iberpapel Gestion SA	20,837
17,222	Indra Sistemas SA	176,373
1,502	Laboratorios Farmaceuticos Rovi SA	18,483
14,025	Mediaset Espana Comunicacion SA(d)	171,081
11,410	Melia Hotels International SA	131,318
2,083	Miquel y Costas & Miquel SA	72,143
7,443	NH Hotel Group SA(d)	36,922
6,808	Obrascon Huarte Lain SA	157,668
13,575	Papeles y Cartones de Europa SA	65,424
9,252	Pescanova SA(b)(c)(d)	0
Shares		Value
SPAIN (continued)
1,765	Prim SA	$12,744
147,552	Promotora de Informaciones SA - Class A(d)	39,182
834,726	Prosegur Cia de Seguridad SA	4,650,153
29,481	Red Electrica Corp. SA	2,517,158
64,394	Sacyr SA(d)	238,960
2,247	Tecnicas Reunidas SA	87,510
41,405	Tubacex SA	121,413
30,838	Tubos Reunidos SA	55,406
6,888	Vidrala SA	341,769
7,790	Viscofan SA	451,136
3,794	Zardoya Otis SA	43,258
9,982	Zeltia SA(d)	34,064
		21,530,562
SWEDEN — 0.6%
5,518	AAK AB	300,035
10,741	Acando AB	17,395
3,083	AddNode Group AB	17,475
7,665	AddTech AB - Class B	108,849
537,398	AF AB - B Shares(c)	8,248,477
2,072	Atrium Ljungberg AB - Class B	31,252
1,644	Avanza Bank Holding AB	54,242
8,149	Axfood AB	494,896
4,264	Axis Communications AB	114,405
5,502	B&B Tools AB - Class B	94,258
6,098	Beijer Alma AB.	147,029
2,816	Beijer Ref AB	45,860
1,169	Betsson AB	43,840
7,667	Bilia AB - Class A	233,044
66,592	BillerudKorsnas AB	1,014,067
4,165	BioGaia AB - Class B	90,607
8,156	Biotage AB	14,046
132,273	Boliden AB	2,075,009
29,620	Bure Equity AB	138,896
5,057	Byggmax Group AB	33,615
2,201	Castellum AB	34,634
1,272	Catena AB	16,757
4,800	Clas Ohlson AB - Class B	74,255
7,256	Cloetta AB - B Shares(d)	22,011
13,655	Duni AB	202,163
59,753	Electrolux AB - Class B	1,850,897
52,670	Elekta AB - Class B	565,263
1,207	Enea AB	10,904
3,075	Fabege AB	42,069
2,223	Fagerhult AB	36,874
51,383	Getinge AB - Class B	1,268,708
19,333	Gunnebo AB	94,163
3,127	Haldex AB	42,327
5,690	Hexpol AB	571,806
5,834	HIQ International AB	30,248
440	HMS Networks AB	7,711
15,282	Holmen AB - Class B	551,683
22,054	Husqvarna AB - Class A	153,660
123,031	Husqvarna AB - Class B	854,981
7,347	ICA Gruppen AB	282,632

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SWEDEN (continued)
11,328	Industrial & Financial Systems - Class B	$349,114
5,489	Indutrade AB	223,827
31,357	Intrum Justitia AB	835,636
13,671	JM AB	450,897
18,400	KappAhl AB	92,953
6,706	KNOW IT AB	39,470
13,464	Kungsleden AB	103,329
2,706	Lagercrantz AB - Class B	47,421
18,526	Lindab International AB(d)	153,708
22,722	Loomis AB - Class B	672,801
68,030	Lundin Petroleum AB(d)	883,037
147,237	Meda AB - Class A	2,076,643
2,363	Medivir AB - Class B(d)	28,059
775	Mekonomen AB	18,218
1,989	Modern Times Group MTG AB - Class B	56,346
1,715	MQ Holding AB	7,441
3,624	Munksjo Oyj	38,453
5,655	Mycronic AB	19,820
1,241	NCC AB - Class A	40,121
13,909	NCC AB - Class B	450,342
2,159	Nederman Holding AB	40,966
4,881	Net Entertainment NE AB - Class B	154,850
16,043	New Wave Group AB - Class B	84,925
12,142	Nibe Industrier AB - Class B	308,752
61,798	Nobia AB	536,630
8,614	Nolato AB - B Shares	207,172
13,485	Nordnet AB - Class B	45,307
117,641	Peab AB	845,960
5,327	Proffice AB - Class B	12,876
33,581	Ratos AB - Class B	210,028
10,896	Rezidor Hotel Group AB(d)	40,823
7,670	Saab AB - Class B	187,064
166	Sagax AB - Class B	1,103
48,567	SAS AB(d)	96,850
4,652	Sectra AB - B Shares	70,138
89,672	Securitas AB - Class B	1,093,508
4,156	Semcon AB	26,119
5,769	SkiStar AB	58,916
31,885	SSAB - A Shares(d)	154,928
69,478	SSAB - Class B(d)	300,064
59,092	SSAB AB - B Shares(d)	254,888
49,119	SSAB AB - Class A(d)	239,000
9,782	Sweco AB - Class B	130,636
2,770	Systemair AB	33,812
138,269	Tele2 AB - B Shares	1,564,972
3,356	Transcom Worldwide AB(d)	22,916
46,004	Trelleborg AB - Class B	832,877
3,694	Vitrolife AB	78,798
8,602	Wallenstam AB - Class B	142,532
		34,396,089
SWITZERLAND — 1.3%
13,283	Actelion Ltd.	1,475,567
Shares		Value
SWITZERLAND (continued)
5,545	AFG Arbonia-Forster Holding AG	$99,341
435,000	Allied World Assurance Co. Holdings AG	16,821,450
4,301	Allreal Holding AG	676,862
580	Alpiq Holding AG	41,059
934	ALSO Holding AG	50,911
314	APG SGA SA	101,566
33,554	Aryzta AG	2,539,755
6,786	Ascom Holding AG	104,576
827	Autoneum Holding AG	138,704
83	Bachem Holding AG - Class B	3,887
32,904	Baloise Holding AG	4,300,240
640	Bank Coop AG	28,299
277	Banque Cantonale de Geneve	65,615
1,539	Banque Cantonale Vaudoise	899,231
486	Barry Callebaut AG	485,365
942	Basler Kantonalbank	65,300
1,342	Belimo Holding AG(c)	3,105,805
61	Bell AG	147,551
1,144	Berner Kantonalbank AG	225,262
528	BKW AG	15,814
4,131	Bobst Group SA	125,748
1,166	Bossard Holding AG(d)	120,892
2,459	Bucher Industries AG	605,243
26,023	Burckhardt Compression Holding AG(c)	8,063,106
232	Burkhalter Holding AG	24,635
977	Calida Holding AG	36,869
36	Carlo Gavazzi Holding AG	7,802
178	Cham Paper Holding AG	45,072
15	Chocoladefabriken Lindt & Sprungli AG	945,627
230	Cicor Technologies	8,116
40	Cie Financiere Tradition SA	1,808
117,388	Clariant AG	1,892,118
22,697	Coca-Cola HBC AG - CDI	366,136
1,178	Coltene Holding AG	79,543
35	Conzzeta AG	113,592
1,126	Daetwyler Holding AG	134,526
236	Dufry AG(d)	34,878
11,406	EFG International AG	123,476
844	Emmi AG	276,676
3,678	Energiedienst Holding AG	112,159
2,933	Flughafen Zuerich AG	1,999,628
350	Forbo Holding AG	340,585
891	Galenica AG	717,594
48,934	GAM Holding AG	868,682
1,784	Geberit AG	612,412
2,399	Georg Fischer AG	1,440,915
259	Gurit Holding AG	93,084
5,418	Helvetia Holdings AG	2,770,367
1,537	Huber & Suhner AG	68,547
5,293	Implenia AG	289,668
249	Inficon Holding AG	83,524
136	Interroll Holding AG	69,429

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
SWITZERLAND (continued)
104	Intershop Holdings AG	$41,908
48,543	Julius Baer Group Ltd.	1,987,821
1	Jungfraubahn Holding AG	87
821	Kaba Holding AG - Class B	413,093
1,015	Kardex AG	48,583
1,169	Komax Holding AG	176,330
17,216	Kudelski SA(d)	197,810
777	Kuoni Reisen Holding AG	260,636
161	LEM Holding SA	123,880
13,174	Logitech International SA	194,410
16,086	Lonza Group AG	1,913,081
1,144	Luzerner Kantonalbank AG	437,316
275	MCH Group AG	17,955
80	Metall Zug AG - Class B	196,036
1,111	Meyer Burger Technology AG(d)	6,921
8,521	Micronas Semiconductor Holding AG	51,041
5,152	Mobilezone Holding AG(d)	61,721
2,099	Mobimo Holding AG	485,545
111,727	OC Oerlikon Corp AG(d)	1,277,645
2,840	Orascom Development Holding AG(d)	48,715
2,184	Orior AG	127,253
1,572	Panalpina Welttransport Holding AG	192,605
3,238	Partners Group Holding AG	869,626
281	Phoenix Mecano AG	126,162
296	Rieter Holding AG	42,972
154	Romande Energie Holding SA	162,688
78	Schaffner Holding AG	21,896
272,958	Schmolz & Bickenbach AG(d)	243,766
225	Schweiter Technologies AG	172,756
588	Siegfried Holding AG	98,107
277	Sika AG	950,887
1,983	Sonova Holding AG	261,535
813	St. Galler Kantonalbank AG	308,793
166,482	STMicroelectronics NV	1,392,116
721	Straumann Holding AG	163,407
4,456	Sulzer AG	474,378
8,494	Swiss Life Holding AG	1,901,946
896	Swissquote Group Holding SA	23,420
953	Tamedia AG	130,568
717	Tecan Group AG	72,426
2,855	Temenos Group AG	87,217
4,427	Valiant Holding AG	361,604
866	Valora Holding AG	209,568
457	Vaudoise Assurances Holding SA	215,136
21	Vetropack Holding AG	30,555
10,047	Vontobel Holding AG	336,468
1,437	Walter Meier AG(d)	66,044
62	Ypsomed Holding AG	5,645
3,383	Zehnder Group AG	147,375
52	Zug Estates Holding AG - B Shares	72,773
Shares		Value
SWITZERLAND (continued)
31	Zuger Kantonalbank AG	$150,240
		71,225,083
TAIWAN — 1.0%
6,000	Ability Enterprise Co. Ltd.	3,570
27,000	AcBel Polytech, Inc.	31,144
61,000	Accton Technology Corp.	30,293
187,878	Acer, Inc.(d)	123,112
64,765	Achem Technology Corp.	38,637
26,497	Action Electronics Co. Ltd.(d)	5,633
9,000	Actron Technology Corp.	32,272
8,688	Adlink Technology, Inc.	21,504
54,060	Advancetek Enterprise Co. Ltd.	40,742
80,027	AGV Products Corp.(d)	20,214
292,090	Airtac International Group	2,548,900
1,000	ALI Corp.	798
19,170	Alltek Technology Corp.	18,553
29,050	Altek Corp.	34,384
78,000	Ambassador Hotel (The)	69,675
18,000	AMPOC Far-East Co. Ltd.	16,621
29,830	AmTRAN Technology Co. Ltd.	16,896
24,139	Anpec Electronics Corp.	25,010
52,000	APCB, Inc.	39,355
22,552	Apex Biotechnology Corp.	38,000
162,604	Ardentec Corp.	138,799
63,427	Arima Communications Corp.(d)	26,064
28,000	Asia Optical Co., Inc.(d)	38,073
51,000	Asia Polymer Corp.	37,869
30,100	Asia Vital Components Co. Ltd.	23,162
11,000	Aten International Co. Ltd.	29,007
2,537,000	AU Optronics Corp.	1,392,740
44,800	Audix Corp.	62,906
19,000	Aurora Corp.	32,316
28,270	Avermedia Technologies, Inc.	9,823
84,042	Bank of Kaohsiung Co. Ltd.	24,108
903,350	BES Engineering Corp.	216,711
48,000	Biostar Microtech International Corp.	17,364
1,000	Boardtek Electronics Corp.	1,396
13,000	C Sun Manufacturing Ltd.	9,467
145,781	Capital Securities Corp.	47,648
69,000	Career Technology Manufacturing Co. Ltd.	73,678
77,000	Carnival Industrial Corp.	19,254
103,000	Cathay No. 1 REIT	58,832
149,000	Cathay Real Estate Development Co. Ltd.	79,196
19,760	Central Reinsurance Co. Ltd.	10,409
47,000	ChainQui Construction Development Co. Ltd.	34,601
148,000	Champion Building Materials Co. Ltd.	44,334
1,923	Chang Wah Electromaterials, Inc.	4,479
68,350	Charoen Pokphand Enterprise	59,645

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
11,000	Chaun-Choung Technology Corp.	$31,415
13,000	CHC Resources Corp.	29,454
731,920	Cheng Loong Corp.	297,288
110,797	Cheng Uei Precision Industry Co. Ltd.	196,888
33,000	Chia Chang Co. Ltd.	32,358
311,659	Chia Hsin Cement Corp.	137,467
117,938	Chicony Electronics Co. Ltd.	327,465
48,120	Chien Kuo Construction Co. Ltd.	17,407
11,164	Chilisin Electronics Corp.	15,251
50,000	Chimei Materials Technology Corp.	51,010
541,744	China Airlines Ltd.(d)	273,335
66,000	China Chemical & Pharmaceutical Co. Ltd.	42,725
1,912	China Development Financial Holding Corp.	631
11,000	China Ecotek Corp.	23,596
180,907	China General Plastics Corp.	86,683
285,553	China Life Insurance Co. Ltd.	240,577
441,505	China Man-Made Fiber Corp.(d)	160,415
63,077	China Metal Products	63,851
280,391	China Motor Corp.	241,567
395,881	China Petrochemical Development Corp.(d)	148,863
21,114	China Steel Chemical Corp.	102,510
37,000	China Steel Structure Co. Ltd.	32,346
185,616	China Synthetic Rubber Corp.	189,660
96,000	China Wire & Cable Co. Ltd.(d)	35,642
17,000	Chinese Maritime Transport Ltd.	18,180
66,883	Chin-Poon Industrial Co. Ltd.	113,759
45,000	Chipbond Technology Corp.	92,532
35,876	Chroma ATE, Inc.	89,822
92,000	Chun Yu Works & Co. Ltd.	42,331
162,779	Chun Yuan Steel	59,402
69,125	Chung Hsin Electric & Machinery Manufacturing Corp.	44,967
43,339	Chung Hung Steel Corp.(d)	9,971
115,240	Chung Hwa Pulp Corp.(d)	31,997
228,000	Chunghwa Picture Tubes Ltd.(d)	11,576
4,000	Cleanaway Co. Ltd.	19,547
51,348	Clevo Co.	78,211
378,000	CMC Magnetics Corp.(d)	53,257
26,300	CoAsia Microelectronics Corp.(d)	13,436
53,182	Collins Co. Ltd.	23,964
366,000	Compeq Manufacturing Co. Ltd.	210,795
158,873	Continental Holdings Corp.	57,472
271,500	Coretronic Corp.	384,245
Shares		Value
TAIWAN (continued)
50,000	Coxon Precise Industrial Co. Ltd.	$105,352
20,000	CSBC Corp. Taiwan	10,503
162,838	CTCI Corp.	258,362
2,294	Cub Elecparts, Inc.	23,804
16,000	CviLux Corp.	26,808
9,660	Cyberlink Corp.	28,079
10,000	Cyberpower Systems, Inc.	20,087
76,000	DA CIN Construction Co. Ltd.	48,113
70,000	Darfon Electronics Corp.	39,650
66,201	Delpha Construction Co. Ltd.(d)	33,401
24,000	Depo Auto Parts Industrial Co. Ltd.	92,151
17,000	DFI, Inc.	19,690
62,766	D-Link Corp.	35,353
20,183	Dynamic Electronics Co. Ltd.(d)	9,287
54,000	E Ink Holdings, Inc.(d)	24,504
2,665,079	E.Sun Financial Holding Co. Ltd.	1,640,647
131,675	Eastern Media International Corp.	44,291
6,862	Eclat Textile Co. Ltd.	71,312
70,448	Edimax Technology Co. Ltd.	28,167
12,100	Edom Technology Co. Ltd.	10,521
34,320	Elan Microelectronics Corp.	54,235
14,000	E-LIFE MALL Corp.	27,055
12,000	Elite Advanced Laser Corp.	38,840
94,967	Elite Material Co. Ltd.	128,527
14,000	Elite Semiconductor Memory Technology, Inc.	21,924
133,489	Elitegroup Computer Systems Co. Ltd.	116,064
13,000	eMemory Technology, Inc.	136,957
8,000	ENG Electric Co. Ltd.	4,950
133,000	EnTie Commercial Bank Co. Ltd.	62,251
123,015	Epistar Corp.	219,380
105,806	Eternal Materials Co. Ltd.	104,418
68,000	E-Ton Solar Tech Co. Ltd.(d)	34,093
474,272	Eva Airways Corp.(d)	364,205
40,000	Everest Textile Co. Ltd.	19,293
99,000	Evergreen International Storage & Transport Corp.	57,804
294,197	Evergreen Marine Corp. Taiwan Ltd.(d)	209,117
95,459	Everlight Chemical Industrial Corp.	80,272
75,643	Everlight Electronics Co. Ltd.	182,426
35,373	Excelsior Medical Co. Ltd.	57,022
192,062	Far Eastern Department Stores Ltd.	164,554
653,018	Far Eastern International Bank	218,616
797	Faraday Technology Corp.	979
43,000	Farglory F T Z Investment Holding Co. Ltd.(d)	28,177

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
63,154	Farglory Land Development Co. Ltd.	$74,149
153,826	Federal Corp.	91,280
101,320	Feng Hsin Iron & Steel Co.	124,426
12,802	Feng TAY Enterprise Co. Ltd.	48,139
19,000	First Copper Technology Co. Ltd.	5,897
58,110	First Hotel	37,064
108,000	First Insurance Co. Ltd. (The)	53,634
11,256	First Steamship Co. Ltd.(d)	6,251
10,606	FLEXium Interconnect, Inc.	25,376
9,485	Flytech Technology Co. Ltd.	34,011
48,000	Formosa Advanced Technologies Co. Ltd.	33,053
9,008	Formosa International Hotels Corp.	91,471
48,203	Formosa Oilseed Processing Co. Ltd.	30,821
407,000	Formosa Taffeta Co. Ltd.	412,637
188,000	Formosan Rubber Group, Inc.	192,692
108,628	Formosan Union Chemical.	42,054
33,000	Fortune Electric Co. Ltd.	16,231
52,301	Founding Construction & Development Co. Ltd.	33,691
55,500	Foxconn Technology Co. Ltd.	151,283
86,000	Froch Enterprise Co. Ltd.(d)	37,933
75,022	FSP Technology, Inc.	60,468
15,000	Fubon No. 1 REIT	7,616
89,000	Fubon No. 2 REIT	36,431
52,800	Fullerton Technology Co. Ltd.	43,395
103,549	Fwusow Industry Co. Ltd.	49,124
34,639	G Shank Enterprise Co. Ltd.	28,579
27,000	G Tech Optoelectronics Corp.(d)	24,932
64,101	Gemtek Technology Corp.	47,292
1,927	Genesis Photonics, Inc.(d)	966
982	Genius Electronic Optical Co. Ltd.(d)	3,428
6,850	GeoVision, Inc.	25,432
77,000	Getac Technology Corp.	46,913
329,143	Giant Manufacturing Co. Ltd.	2,872,240
3,000	Giantplus Technology Co. Ltd.(d)	1,152
183,781	Gigabyte Technology Co. Ltd.	228,024
2,400	Gigasolar Materials Corp.	36,975
230,000	Ginko International Co. Ltd.	2,273,470
2,297	Gintech Energy Corp.(d)	1,553
11,133	Global Brands Manufacture Ltd.(d)	3,815
12,000	Global Lighting Technologies, Inc.	17,478
8,043	Globalwafers Co. Ltd.(d)	23,481
76,650	Globe Union Industrial Corp.	37,701
73,250	Gloria Material Technology Corp.	51,834
164,770	Gold Circuit Electronics Ltd.(d)	116,074
Shares		Value
TAIWAN (continued)
370,852	Goldsun Development & Construction Co. Ltd.(d)	$126,506
7,000	Gourmet Master Co. Ltd.	38,317
344,000	Grand Pacific Petrochemical	189,392
19,000	Grape King Bio Ltd.	78,379
59,000	Great China Metal Industry	57,851
66,000	Great Taipei Gas Co. Ltd.	48,589
127,946	Great Wall Enterprise Co. Ltd.	113,478
55,353	Green Energy Technology, Inc.(d)	32,319
27,000	GTM Holdings Corp.(d)	17,050
35,000	Hannstar Board Corp.(d)	17,770
864,000	HannStar Display Corp.	214,125
29,115	HannsTouch Solution, Inc.(d)	6,957
30,000	Harvatek Corp.	17,231
110,000	Hey Song Corp.	132,991
51,282	Highwealth Construction Corp.	104,636
620	Hitron Technology, Inc.	318
12,922	Hiwin Technologies Corp.	107,432
92,506	Ho Tung Chemical Corp.(d)	31,556
139,000	Hocheng Corp.	44,990
28,800	Holiday Entertainment Co. Ltd.	35,459
28,294	Holy Stone Enterprise Co. Ltd.	38,338
62,000	Hong Tai Electric Industrial	20,855
111,000	Horizon Securities Co. Ltd.	32,053
17,507	Hota Industrial Manufacturing Co. Ltd.	31,832
76,678	Hsin Kuang Steel Co. Ltd.	43,067
63,326	Hsing TA Cement Co.	27,430
11,000	Hu Lane Associate, Inc.	40,316
316,000	HUA ENG Wire & Cable Co. Ltd.	100,174
479	Huaku Development Co. Ltd.	883
109,514	Hung Poo Real Estate Development Corp.	81,840
102,000	Hung Sheng Construction Ltd.	62,792
41,991	Hwa Fong Rubber Co. Ltd.	28,515
34,341	Ichia Technologies, Inc.	36,560
22,000	I-Chiun Precision Industry Co. Ltd.	13,299
43,257	IEI Integration Corp.	68,495
31,000	ILI Technology Corp.	71,122
3,000	Infortrend Technology, Inc.	1,699
464,793	Innolux Corp.	227,135
335,155	Inventec Corp.	249,929
14,000	I-Sheng Electric Wire & Cable Co. Ltd.	19,192
44,691	ITE Technology, Inc.	53,535
32,000	ITEQ Corp.	26,604
14,000	Jess-Link Products Co. Ltd.	14,949
132,272	Jih Sun Financial Holdings Co. Ltd.	34,922
4,657	Johnson Health Tech Co. Ltd.	11,704
13,000	Kaulin Manufacturing Co. Ltd.	9,509
165,823	KEE TAI Properties Co. Ltd.	102,608
136,023	Kenda Rubber Industrial Co. Ltd.	276,246

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
24,000	Kenmec Mechanical Engineering Co. Ltd.	$11,462
62,000	Kerry TJ Logistics Co. Ltd.	77,909
171,000	Kindom Construction Corp.	153,291
132,000	King Slide Works Co. Ltd.	1,926,793
93,184	King Yuan Electronics Co. Ltd.	78,655
331,185	King’s Town Bank Co. Ltd.	352,062
26,532	King’s Town Construction Co. Ltd.(d)	22,353
16,000	Kinik Co.	32,189
244,343	Kinpo Electronics, Inc.(d)	115,529
44,000	Kinsus Interconnect Technology Corp.	143,113
495,000	KMC Kuei Meng International, Inc.	2,041,981
16,328	KS Terminals, Inc.	20,906
11,000	Kung Long Batteries Industrial Co. Ltd.	32,567
40,000	Kung Sing Engineering Corp.	15,232
152,982	Kuoyang Construction Co. Ltd.	66,021
191,040	Kwong Fong Industries Corp.	109,119
111,770	KYE Systems Corp.	42,029
32,000	L&K Engineering Co. Ltd.	24,929
237,714	Lealea Enterprise Co. Ltd.(d)	70,906
43,000	LEE CHI Enterprises Co. Ltd.	20,536
39,000	Lelon Electronics Corp.	48,513
118,638	Leofoo Development Co. Ltd.(d)	43,482
159,799	Li Peng Enterprise Co. Ltd.(d)	58,821
32,080	Lian Hwa Food Corp.	30,845
281,362	Lien Hwa Industrial Corp.	184,816
146,000	Lingsen Precision Industries Ltd.	72,274
53,882	Lite-On Semiconductor Corp.	38,300
64,000	Long Bon International Co. Ltd.	47,421
292,934	Long Chen Paper Co. Ltd.	128,278
6,000	Longwell Co.	6,635
9,451	Lotes Co. Ltd.	41,687
69,000	Lucky Cement Corp.	22,224
16,939	Lumax International Corp. Ltd.	34,509
19,000	Lung Yen Life Service Corp.	50,766
896,936	Macronix International(d)	196,388
7,375	Makalot Industrial Co. Ltd.	41,540
44,000	Marketech International Corp.	34,696
143,032	Masterlink Securities Corp.	46,749
2,152	Mayer Steel Pipe Corp.	990
31,440	Meiloon Industrial Co. Ltd.	13,568
146,188	Mercuries & Associates Holding Ltd.	95,097
1,747	Mercuries Life Insurance Co. Ltd.(d)	959
35,130	Merida Industry Co. Ltd.	243,018
27,091	Merry Electronics Co. Ltd.	90,694
160,404	Micro-Star International Co. Ltd.	180,186
35,590	Mirle Automation Corp.	32,638
30,500	Mitac Holdings Corp.	23,277
Shares		Value
TAIWAN (continued)
70,822	Mosel Vitelic, Inc.(d)	$15,866
111,000	Motech Industries Inc.	150,050
4,000	Nak Sealing Technologies Corp.	12,693
24,000	Namchow Chemical Industrial Co. Ltd.	43,867
28,590	Nan Kang Rubber Tire Co. Ltd.	30,120
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	20,058
56,000	Nan Ya Printed Circuit Board Corp.(d)	79,255
35,092	Nantex Industry Co. Ltd.	18,207
21,000	National Petroleum Co. Ltd.	24,090
152,662	Neo Solar Power Corp.	132,493
10,000	New Era Electronics Co. Ltd.	11,011
22,000	Newmax Technology Co. Ltd.	27,052
32,422	Nichidenbo Corp.	26,287
55,267	Nien Hsing Textile Co. Ltd.	45,422
4,000	Nishoku Technology, Inc.	5,928
23,000	Ocean Plastics Co. Ltd.(d)	24,961
171,000	OptoTech Corp.	72,169
71,000	Orient Semiconductor Electronics Ltd.(d)	31,429
93,500	Oriental Union Chemical Corp.	85,449
555,000	Pacific Hospital Supply Co. Ltd.(c)	1,206,388
159,453	Pan Jit International, Inc.(d)	71,597
2,894	Pan-International Industrial Corp.	1,717
11,000	Parade Technologies Ltd.	111,000
4,242	Paragon Technologies Co. Ltd.	6,784
11,611	PChome Online, Inc.	130,798
381,000	Pegatron Corp.	1,027,655
70,746	Phihong Technology Co. Ltd.	39,061
11,000	Phison Electronics Corp.	78,887
21,000	Pixart Imaging, Inc.	59,574
7,000	Portwell, Inc.	12,883
269,200	Powertech Technology, Inc.	450,183
9,010	Poya International Co. Ltd.	75,766
430,807	President Securities Corp.	220,779
362,370	Prince Housing & Development Corp.	138,562
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	29,949
16,000	Promise Technology, Inc.	18,836
755,520	Qisda Corp.(d)	345,233
16,000	Quanta Storage, Inc.	18,202
66,008	Radiant Opto-Electronics Corp.	210,507
191,841	Radium Life Tech Co. Ltd.	99,532
44,825	Realtek Semiconductor Corp.	138,116
45,771	Rechi Precision Co. Ltd.	46,114
98,616	Rich Development Co. Ltd.	41,776
9,370	Richtek Technology Corp.	47,871
1,060,398	Ritek Corp.(d)	124,838
102,781	Ruentex Industries Ltd.	222,108
75,335	Sampo Corp.	30,480

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
33,551	San Fang Chemical Industry Co. Ltd.	$35,879
16,000	San Shing Fastech Corp.	38,637
273,080	Sanyang Motor Co. Ltd.(d)	239,601
15,000	SDI Corp.	19,658
37,000	Sercomm Corp.	79,487
22,050	Sesoda Corp.	27,358
28,000	Sheng Yu Steel Co. Ltd.	17,948
1,360	ShenMao Technology, Inc.	1,428
52,000	Shih Wei Navigation Co. Ltd.	30,032
90,000	Shihlin Electric & Engineering Corp.	113,380
23,000	Shihlin Paper Corp.(d)	27,114
4,095,361	Shin Kong Financial Holding Co. Ltd.	1,143,611
67,000	Shin Kong No.1 REIT	27,767
3,000	Shin Zu Shing Co. Ltd.	6,721
68,780	Shining Building Business Co. Ltd.(d)	39,832
119,000	Shinkong Insurance Co. Ltd.	93,838
198,314	Shinkong Synthetic Fibers Corp.	68,279
46,000	Shinkong Textile Co. Ltd.	57,877
111,000	Sigurd Microelectronics Corp.	106,902
125,000	Silicon Integrated Systems Corp.(d)	35,183
42,000	Simplo Technology Co. Ltd.	207,911
67,000	Sinbon Electronics Co. Ltd.	96,098
93,170	Sincere Navigation Corp.	76,574
6,360	Sinmag Equipment Corp.	36,327
100,000	Sino-American Silicon Products, Inc.	157,552
151,000	Sinon Corp.	81,457
14,564	Sinphar Pharmaceutical Co. Ltd.	18,948
43,192	Sinyi Realty, Inc.	47,971
14,000	Sirtec International Co. Ltd.	29,587
12,000	Sitronix Technology Corp.	39,602
60,000	Siward Crystal Technology Co. Ltd.	42,934
4,000	Solar Applied Materials Technology Co.	3,351
14,013	Solartech Energy Corp.(d)	8,404
42,000	Solytech Enterprise Corp.(d)	11,942
15,000	Sonix Technology Co. Ltd.	21,753
132,000	Southeast Cement Co. Ltd.	69,532
5,100	Sporton International, Inc.	27,027
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	10,118
64,074	Standard Foods Corp.	137,649
33,000	Stark Technology, Inc.	30,892
20,000	Sunonwealth Electric Machine Industry Co. Ltd.	12,947
43,000	Sunrex Technology Corp.	27,563
13,000	Sunspring Metal Corp.	24,958
35,138	Supreme Electronics Co. Ltd.	18,119
88,228	Sweeten Construction Co. Ltd.	51,654
Shares		Value
TAIWAN (continued)
15,000	Syncmold Enterprise Corp.	$31,986
184,322	TA Chen Stainless Pipe Co. Ltd.	123,414
626,674	TA Chong Bank Ltd.(d)	210,790
211,340	Ta Ya Electric Wire & Cable	43,390
63,000	Tah Hsin Industrial Corp.	56,776
22,251	TA-I Technology Co. Ltd.	12,356
705,037	Taichung Commercial Bank Co. Ltd.	232,674
11,000	Taiflex Scientific Co. Ltd.	15,725
68,000	Tainan Enterprises Co. Ltd.	59,340
869,352	Tainan Spinning Co. Ltd.	471,732
2,364,552	Taishin Financial Holding Co. Ltd.	971,677
71,716	Taisun Enterprise Co. Ltd.(d)	27,081
135,924	Taita Chemical Co. Ltd.(d)	41,019
12,000	Taiwan Acceptance Corp.	28,712
2,055,158	Taiwan Business Bank(d)	598,023
31,088	Taiwan Cogeneration Corp.	24,366
6,000	Taiwan FamilyMart Co. Ltd.	36,746
79,320	Taiwan Fire & Marine Insurance Co. Ltd.	56,633
44,000	Taiwan FU Hsing Industrial Co. Ltd.	49,008
184,223	Taiwan Glass Industrial Corp.	134,454
36,468	Taiwan Hon Chuan Enterprise Co. Ltd.	66,540
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	19,277
132,403	Taiwan Land Development Corp.	48,107
13,114	Taiwan Life Insurance Co. Ltd.(d)	9,030
11,548	Taiwan Line Tek Electronic	8,905
46,150	Taiwan Mask Corp.	14,718
49,544	Taiwan Navigation Co. Ltd.	32,937
130,032	Taiwan Paiho Ltd.	220,753
102,000	Taiwan PCB Techvest Co. Ltd.	164,748
60,120	Taiwan Pulp & Paper Corp.(d)	21,462
2,360	Taiwan Sakura Corp.	1,633
56,408	Taiwan Secom Co. Ltd.	146,777
48,000	Taiwan Semiconductor Co. Ltd.	50,264
85,010	Taiwan Sogo Shin Kong Security Co. Ltd.	103,857
57,500	Taiwan Styrene Monomer	24,267
87,500	Taiwan Surface Mounting Technology Co. Ltd.	113,979
123,469	Taiwan TEA Corp.	69,348
71,000	Taiwan Union Technology Corp.	64,549
61,322	Taiyen Biotech Co. Ltd.	47,869
254,000	Tatung Co. Ltd.(d)	71,251
1,170,000	Teco Electric and Machinery Co. Ltd.	1,098,958
31,000	Test Research, Inc.	50,366
24,000	Test-Rite International Co. Ltd.	15,879
41,000	ThaiLin Semiconductor Corp.	32,656

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
TAIWAN (continued)
17,000	Thinking Electronic Industrial Co. Ltd.	$24,761
25,525	Thye Ming Industrial Co, Ltd.	29,807
48,000	T-Mac Techvest PCB Co. Ltd.	26,274
220,100	Ton Yi Industrial Corp.	142,131
28,834	Tong Yang Industry Co. Ltd.	34,174
85,242	Tong-Tai Machine & Tool Co. Ltd.	86,423
55,837	Topco Scientific Co. Ltd.	100,818
50,049	Topoint Technology Co. Ltd.	44,390
8,000	Toung Loong Textile Manufacturing Co.	21,933
69,000	TPK Holding Co. Ltd.	449,950
7,000	Transasia Airways Corp.	3,054
13,137	Transcend Information, Inc.	41,895
16,988	Tsann Kuen Enterprise Co. Ltd.	17,358
36,942	TSRC Corp.	44,018
22,000	Ttet Union Corp.	49,357
285,315	Tung Ho Steel Enterprise Corp.	214,574
92,815	TXC Corp.	113,539
37,000	TYC Brother Industrial Co. Ltd.(d)	26,359
190,303	Tycoons Group Enterprise(d)	36,233
69,088	Tyntek Corp.(d)	28,281
22,000	U-Ming Marine Transport Corp.	33,998
150,288	Unimicron Technology Corp.	104,441
372,346	Union Bank of Taiwan(d)	124,062
32,762	Union Insurance Co. Ltd.(d)	26,146
258,037	Unitech Printed Circuit Board Corp.	113,406
56,000	United Integrated Services Co. Ltd.	54,821
288,660	Universal Cement Corp.	247,317
2,416	Unizyx Holding Corp.	1,319
103,922	UPC Technology Corp.	38,748
62,337	USI Corp.	35,309
42,000	Vanguard International Semiconductor Corp.	71,836
56,800	Ve Wong Corp.	42,627
28,000	Visual Photonics Epitaxy Co. Ltd.	28,610
2,212	Wafer Works Corp.(d)	997
84,000	Wah Lee Industrial Corp.	143,938
974,000	Walsin Lihwa Corp.(d)	301,347
210,947	Walsin Technology Corp.(d)	82,334
185,000	Walton Advanced Engineering, Inc.	82,187
183,300	Wan Hai Lines Ltd.	193,400
501,071	Waterland Financial Holdings Co. Ltd.	133,085
53,000	Wei Chuan Foods Corp.	43,559
90,321	Wei Mon Industry Co. Ltd(d)	26,110
33,100	Weikeng Industrial Co. Ltd.	24,683
35,000	Win Semiconductors Corp.	36,984
294,977	Winbond Electronics Corp.(d)	94,071
44,673	Wintek Corp.(b)(c)(d)	2,594
94,297	Wisdom Marine Lines Co. Ltd.	110,864
Shares		Value
TAIWAN (continued)
274,868	Wistron Corp.	$252,945
32,206	Wistron NeWeb Corp.	69,494
128,865	WPG Holdings Co. Ltd.	160,706
54,655	WT Microelectronics Co. Ltd.	80,126
17,000	WUS Printed Circuit Co. Ltd.	8,065
10,204	Xxentria Technology Materials Corp.	29,174
199,786	Yageo Corp.	360,729
1,046,600	Yang Ming Marine Transport Corp.(d)	561,269
100,769	YC Co. Ltd.	50,523
70,077	YC INOX Co. Ltd.	54,147
34,479	YeaShin International Development Co. Ltd.	19,584
162,624	YFY, Inc.	67,344
31,348	Yi Jinn Industrial Co. Ltd.	7,978
139,147	Yieh Phui Enterprise Co. Ltd.	40,578
11,000	Youngtek Electronics Corp.	21,991
352,000	Yulon Motor Co. Ltd.	516,046
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	77,116
27,000	YungShin Global Holding Corp.	46,095
75,000	Yungtay Engineering Co. Ltd.	174,449
7,000	Zeng Hsing Industrial Co. Ltd.	35,207
27,000	Zenitron Corp.	14,737
26,000	Zhen Ding Technology Holding Ltd.	73,676
72,826	Zig Sheng Industrial Co. Ltd.	20,845
26,169	Zinwell Corp.	26,407
4,000	Zippy Technology Corp.	5,039
		54,165,100
THAILAND — 0.3%
84,800	Amata Corp. Public Co. Ltd. - FOR	43,009
714,300	Ananda Development Public Co. Ltd. - FOR	82,931
723,268	AP Thailand Public Co. Ltd. - FOR	141,427
369,200	Asia Plus Group Holdings Securities Plc	49,633
230,200	Bangchak Petroleum Public Co. Ltd. (The) - FOR	240,891
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	6,355
10,142,250	Bangkok Chain Hospital Public Co. Ltd. - FOR(c)	2,649,442
1,713,100	Bangkok Expressway Public Co. Ltd. - FOR(c)	2,041,274
27,700	Bangkok Insurance Public Co. Ltd. - FOR(c)	308,906
1,742,100	Bangkok Land Public Co. Ltd. - FOR	93,678
248,800	Banpu Public Co. Ltd. - FOR	184,719
125,300	BEC World Public Co. Ltd. - FOR	197,157

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
THAILAND (continued)
55,800	Berli Jucker Public Co. Ltd. - FOR	$68,621
30,800	Bumrungrad Hospital Public Co. Ltd. - FOR	146,801
540,156	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	61,063
93,900	Central Plaza Hotel Public Co. Ltd. - FOR	97,544
202,622	CH Karnchang Public Co. Ltd. - FOR	181,078
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	11,017
248,600	Delta Electronics Thailand Public Co. Ltd. - FOR	563,964
13,400	Dhipaya Insurance Public Co. Ltd. - FOR	16,172
312,000	Dynasty Ceramic Public Co. Ltd.	56,719
7,839,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(c)	2,634,555
31,500	Electricity Generating Public Co. Ltd. - FOR	156,874
166,300	Erawan Group Public Co. Ltd. (The) - FOR	24,795
541,100	Esso Thailand Public Co. Ltd. - FOR(d)	85,141
12,801,000	G J Steel Public Co. Ltd. - FOR(d)	23,467
1,289,700	G Steel Public Co. Ltd. - FOR(d)	5,123
132,200	GFPT Public Co. Ltd. - FOR	63,414
51,800	Glow Energy Public Co. Ltd. - FOR	144,416
256,400	Grand Canal Land Pcl	26,165
119,900	Hana Microelectronics Public Co. Ltd. - FOR	147,448
1,398,600	Hemaraj Land and Development Public Co. Ltd. - FOR	189,728
421,538	Home Product Center Public Co. Ltd. - FOR	104,966
63,100	ICC International Public Co. Ltd. - FOR(c)	76,152
734,300	IRPC Public Co. Ltd. - FOR	76,728
314,991	Italian-Thai Development Public Co. Ltd. - FOR	85,653
647,400	Jasmine International Public Co. Ltd. - FOR	164,174
43,700	KCE Electronics Public Co. Ltd. - FOR	63,087
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	20,880
129,400	Khon Kaen Sugar Industry Public Co. Ltd.	51,792
160,400	Kiatnakin Bank Public Co. Ltd. - FOR	198,478
Shares		Value
THAILAND (continued)
59,000	Land and Houses Public Co. Ltd. - FOR	$16,855
90,560	Land and Houses Public Co. Ltd. - NVDR	25,455
21,900	Lanna Resources Public Co. Ltd. - FOR	7,829
420,630	Loxley Public Co. Ltd. - FOR	55,262
104,200	LPN Development Public Co. Ltd. - FOR	66,856
85,600	Major Cineplex Group Public Co. Ltd. - FOR	70,614
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	22,719
369,000	MBK Public Co. Ltd. - FOR	165,729
34,000	Mermaid Maritime Public Co. Ltd.	7,540
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	14,728
160,800	Polyplex Public Co. Ltd. - FOR(d)	52,077
165,500	Precious Shipping Public Co. Ltd. - FOR	70,791
40,700	Pruksa Real Estate Public Co. Ltd. - FOR	40,103
805,141	Quality Houses Public Co. Ltd. - FOR	96,430
598,500	Raimon Land Public Co. Ltd. - FOR(d)	37,669
90,300	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	165,536
34,100	Regional Container Lines Public Co. Ltd. - FOR(d)	9,898
88,600	Robinson Department Store Public Co. Ltd. - FOR	121,138
69,300	Saha-Union Public Co. Ltd. - FOR(c)	87,869
2,239,300	Sahaviriya Steel Industries Public Co. Ltd. - FOR(d)	18,473
94,400	Samart Corp. Public Co. Ltd. - FOR	117,531
421,200	Samart I-Mobile Public Co. Ltd. - FOR	42,725
35,700	Samart Telcoms Public Co. Ltd. - FOR	27,814
2,562,000	Sansiri Public Co. Ltd. - FOR	141,681
467,712	SC Asset Corp Public Co. Ltd. - FOR	52,301
13,500	Siam City Cement Public Co. Ltd. - FOR	176,535
46,701	Siam Future Development Public Co. Ltd. - FOR	9,631
42,900	Siam Global House Public Co. Ltd - FOR	15,467
221,900	Siamgas & Petrochemicals Public Co. Ltd. - FOR	78,645

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
THAILAND (continued)
99,500	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	$79,801
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	50,762
56,200	SPCG Public Co. Ltd.	48,507
119,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR	49,489
364,000	Srithai Superware Public Co. Ltd. - FOR	30,027
128,500	STP & I Public Co. Ltd. - FOR	78,129
165,400	Supalai Public Co. Ltd. - FOR	123,305
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR	32,932
4,380	Thai Agro Energy	514
491,800	Thai Airways International Public Co. Ltd. - FOR	229,897
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	17,974
15,000	Thai Central Chemical Public Co. Ltd. - FOR	15,124
433,200	Thai Oil Public Co. Ltd. - FOR	678,323
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(c)	113,993
55,000	Thai Vegetable Oil Public Co. Ltd. - FOR	37,473
67,100	Thaicom Public Co. Ltd. - FOR	79,954
159,600	Thanachart Capital Public Co. Ltd. - FOR	162,136
17,300	Thitikorn Public Co. Ltd. - FOR	5,814
133,703	Thoresen Thai Agencies Public Co. Ltd. - FOR	70,262
4,995,082	Ticon Industrial Connection Public Co. Ltd. - FOR	2,716,543
12,800	Tipco Asphalt Public Co. Ltd. - FOR	31,971
80,900	Tisco Financial Group Public Co. Ltd. - FOR	114,936
400,400	TMB Bank Public Co. Ltd. - FOR	37,924
11,800	Total Access Communication Public Co. Ltd. - FOR	33,889
62,900	Toyo-Thai Corp. Public Co. Ltd. - FOR	52,849
1,614,800	TPI Polene Public Co. Ltd. - FOR	119,396
33,400	TTW Public Co. Ltd. - FOR	12,552
67,100	Unique Engineering & Construction Public Co. Ltd. - FOR	32,392
176,100	Vanachai Group Public Co. Ltd. - FOR	43,850
80,800	Vibhavadi Medical Center Public Co. Ltd. - FOR	36,783
256,900	Vinythai Public Co. Ltd. - FOR(c)	80,060
		18,618,899
Shares		Value
TURKEY — 0.1%
5,489	Adana Cimento Sanayii T.A.S. - Class A	$14,494
6,744	Adese Alisveris Merkezleri Ticaret AS(d)	24,481
8,195	Akcansa Cimento AS	57,956
48,076	Akenerji Elektrik Uretim AS - Placement Shares(d)	24,173
13,189	Akfen Holding AS	27,173
0	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	3
33,491	Aksa Akrilik Kimya Sanayii AS	130,059
47,331	Aksigorta AS	48,757
1	Alarko Holding AS	1
43,803	Albaraka Turk Katilim Bankasi AS	30,977
31,268	Anadolu Anonim Turk Sigorta Sirketi(d)	18,022
1	Anadolu Cam Sanayii AS	1
26,826	Anadolu Hayat Emeklilik AS	59,544
32,317	Arcelik AS	206,084
3,111	Aselsan Elektronik Sanayi Ve Ticaret AS	15,133
356,187	Asya Katilim Bankasi AS(d)	90,273
22,066	Aygaz AS	93,809
1	Baticim Bati Anadolu Cimento Sanayii AS	3
3,766	Bizim Toptan Satis Magazalari AS	27,403
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	36,176
6,211	Boyner Perakende Ve Tekstil Yatirimlari AS(d)	120,599
13,888	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	61,597
11,313	Bursa Cimento Fabrikasi AS	26,406
0	Celebi Hava Servisi AS(d)	5
9,101	Cimsa Cimento Sanayi VE Ticaret AS	64,361
11,012	Deva Holding AS(d)	11,298
201,383	Dogan Sirketler Grubu Holding AS(d)	60,918
46,860	Dogus Otomotiv Servis ve Ticaret AS	267,219
82,360	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	104,705
7,481	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	9,816
94,938	Eregli Demir ve Celik Fabrikalari TAS	170,758
4,905	Ford Otomotiv Sanayi AS	68,273
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	44,735
67,762	Global Yatirim Holding AS(d)	46,259
1,959	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	60,861
1,254	Goodyear Lastikleri TAS	41,829

63

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
TURKEY (continued)
15,729	Gozde Girisim Sermayesi Yatirim Ortakligi AS(d)	$19,353
64,549	GSD Holding AS(d)	40,107
20,444	Gubre Fabrikalari TAS	46,633
43,001	IS Finansal Kiralama AS	18,105
10,594	IS Yatirim Menkul Degerler AS	5,457
25,002	Izmir Demir Celik Sanayi AS(d)	27,697
34,926	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(d)	33,979
156,639	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(d)	128,702
100,082	Karsan Otomotiv Sanayii Ve Ticaret AS(d)	69,141
428	Kartonsan Karton Sanayi ve Ticaret AS	43,956
242	Konya Cimento Sanayii AS	31,903
24,923	Koza Altin Isletmeleri AS	197,139
4,718	Mardin Cimento Sanayii ve Ticaret AS	9,720
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(d)	3,404
5,288	Migros Ticaret AS(d)	49,609
4,289	Netas Telekomunikasyon AS(d)	17,796
2,524	Otokar Otomotiv Ve Savunma Sanayi AS	98,791
14,788	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	24,785
39,957	Petkim Petrokimya Holding AS	62,559
5,817	Pinar SUT Mamulleri Sanayii AS	52,313
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	104,221
84,071	Sasa Polyester Sanayi AS(d)	71,826
118,783	Sekerbank TAS(d)	91,771
102,576	Selcuk Ecza Deposu Ticaret ve Sanayi AS	93,926
21,123	Soda Sanayii AS	45,159
24,515	TAV Havalimanlari Holding AS	183,389
32,390	Tekfen Holding AS(d)	76,132
62,692	Tekstil Bankasi AS(d)	47,923
20,668	Tofas Turk Otomobil Fabrikasi AS	138,137
45,002	Trakya Cam Sanayii AS	66,226
17,837	Turcas Petrol AS	17,281
74,689	Turk Hava Yollari(d)	286,384
1,453	Turk Traktor ve Ziraat Makineleri AS	48,111
390,599	Turkiye Sinai Kalkinma Bankasi AS	325,726
172,758	Turkiye Sise ve Cam Fabrikalari AS	270,475
402,227	Turkiye Vakiflar Bankasi Tao	940,497
20,894	Ulker Biskuvi Sanayi AS	165,695
15,609	Vestel Beyaz Esya Sanayi ve Ticaret AS	64,126
55,650	Vestel Elektonik Sanayi ve Ticaret AS(d)	136,719
Shares		Value
TURKEY (continued)
0	Zorlu Enerji Elektrik Uretim AS(d)	$0
		6,219,034
UKRAINE — 0.0%
11,788	Kernel Holding SA(d)	99,459
UNITED ARAB EMIRATES — 0.1%
159,712	Al Noor Hospitals Group Plc(c)	2,184,277
99,449	Dragon Oil Plc(c)(d)	825,970
803,345	Gulf Marine Services Plc(c)	1,379,403
101,028	Lamprell Plc(d)	165,864
		4,555,514
UNITED KINGDOM — 5.5%
1,160	4imprint Group Plc	15,393
1	Acacia Mining Plc	4
25,242	Admiral Group Plc	550,525
129,757	Afren Plc(d)	10,358
48,674	Aggreko Plc	1,139,285
125,479	Alent Plc	690,785
15,015	Amec Foster Wheeler Plc	180,360
133,911	Amlin Plc	983,074
14,392	Anglo Pacific Group Plc	18,426
1,031	Anglo-Eastern Plantations Plc	8,867
68,300	Anite Plc	84,099
47,156	Ashmore Group Plc	199,301
171,956	Ashtead Group Plc	2,817,933
5,635	Avon Rubber Plc	67,391
53,814	Babcock International Group Plc	815,413
183,990	Balfour Beatty Plc	615,222
16,302	BARR (A.G.) Plc	155,060
585,612	Barratt Developments Plc	4,043,328
142,558	BBA Aviation Plc	728,980
78,149	Bellway Plc	2,147,003
49,371	Berendsen Plc	828,403
37,557	Berkeley Group Holdings Plc	1,370,657
2,780	Betfair Group Plc.	67,499
3,046	Big Yellow Group Plc REIT	28,032
9,080	Bloomsbury Publishing Plc	20,275
1,304,914	Bodycote Plc(c)	13,365,191
72,461	Bovis Homes Group Plc	906,963
5,675	Braemar Shipping Services Plc	39,768
946,284	Brammer Plc(c)	4,917,280
42,050	Brewin Dolphin Holdings Plc	185,828
1,295	British Land Co. Plc (The) REIT	16,180
3,999	British Polythene Industries Plc	38,670
34,518	Britvic Plc	366,278
3,588	BTG Plc(d)	42,748
57,058	Bunzl Plc	1,630,303
378,958	Cable & Wireless Communications Plc	285,394
91,052	Capital & Regional Plc	73,029
205,828	Carillion Plc	1,061,816
57,724	Chemring Group Plc	188,234
54,990	Chesnara Plc	290,927

64

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
21,378	Chime Communications Plc	$81,465
56,551	Cineworld Group Plc	362,004
1,606	Clarkson Plc	45,477
55,392	Close Brothers Group Plc	1,268,997
219,654	Cobham Plc	1,080,868
135,434	Colt Group SA(d)	269,881
27,870	Communisis Plc	23,088
57,481	Computacenter Plc	555,399
7,150	Concentric AB	91,598
28,341	Connect Group Plc	60,723
5,916	Consort Medical Plc	75,429
1,730	Costain Group Plc	7,498
10,889	Cranswick Plc	214,854
4,000	Creston Plc	7,501
504,012	Croda International Plc	20,170,507
73,400	CSR Plc	945,250
23,730	Daily Mail & General Trust Plc - Class A	307,920
46,504	Dairy Crest Group Plc	342,238
25,624	Darty Plc	26,148
255,755	Debenhams Plc	289,878
8,007	Dechra Pharmaceuticals Plc	104,321
5,370	Derwent London Plc REIT	263,275
26,201	Development Securities Plc	95,108
66,863	Devro Plc	283,497
6,579	Dignity Plc	184,314
807,619	Diploma Plc(c)	9,202,373
122,005	Dixons Carphone Plc	799,376
868,745	Domino Printing Sciences Plc(c)	8,930,573
42,149	Domino’s Pizza Group Plc	427,889
117,912	Drax Group Plc	640,247
167,079	DS Smith Plc	797,496
6,273	Dunelm Group Plc	83,099
25,606	E2V Technologies Plc	72,411
230,794	Electrocomponents Plc	711,933
116,030	Elementis Plc	483,051
421,198	EnQuest Plc(d)	215,700
282,599	Enterprise Inns Plc(d)	440,124
12,758	Essentra Plc	159,494
6,807	Euromoney Institutional Investor Plc	110,217
968,266	Fenner Plc(c)	2,712,639
8,537	Fidessa Group Plc	308,604
366,061	Firstgroup Plc(d)	549,158
3,248	Fuller Smith & Turner - Class A	47,919
112,080	G4S Plc	481,461
23,516	Galliford Try Plc.	466,126
5,545	Games Workshop Group Plc	41,091
36,131	Gem Diamonds Ltd.(d)	76,733
16,644	Genus Plc	306,848
380,796	GKN Plc	2,114,132
5,199	Go-Ahead Group Plc	193,968
872,624	Greene King Plc	11,047,124
42,366	Greggs Plc	523,896
52,704	Halfords Group Plc	352,461
Shares		Value
UNITED KINGDOM (continued)
813,753	Halma Plc	$8,536,859
7,879	Hammerson Plc REIT	81,707
35,661	Hansteen Holdings Plc REIT	60,588
48,772	Hargreaves Lansdown Plc	742,687
144,090	Hays Plc	336,829
7,436	Headlam Group Plc	50,401
45,677	Helical Bar Plc	262,468
1,608,995	HellermannTyton Group Plc(c)	7,658,190
342,353	Henderson Group Plc	1,226,741
71,298	Hikma Pharmaceuticals Plc	2,534,392
38,157	Hill & Smith Holdings Plc	350,006
337	Hilton Food Group Plc	1,995
5,026	Hogg Robinson Group Plc	3,426
429,996	Home Retail Group Plc	1,244,807
127,769	Homeserve Plc	649,314
211,194	Howden Joinery Group Plc	1,351,613
479,516	Hunting Plc	2,872,388
246,887	ICAP Plc	1,738,830
57,706	IG Group Holdings Plc	627,542
5,500	IGAS Energy Plc(d)	2,175
14,815	Imagination Technologies Group Plc(d)	54,670
22,425	IMI Plc	430,990
127,273	Inchcape Plc	1,335,186
230,504	Informa Plc	1,777,595
60,633	Inmarsat Plc	761,657
447,863	Innovation Group Plc	197,313
37,089	InterContinental Hotels Group Plc	1,487,091
1,032,882	Interserve Plc(c)	8,330,951
41,164	Intertek Group Plc	1,421,694
63,453	Intu Properties Plc REIT	348,843
42,317	IP Group Plc(d)	150,231
136,465	Ithaca Energy, Inc.(d)	129,946
34,279	J D Wetherspoon Plc	408,403
29,424	J Sainsbury Plc	113,190
8,667	James Fisher & Sons Plc	143,597
28,273	Jardine Lloyd Thompson Group Plc	403,067
63,090	Jazztel Plc(d)	894,707
29,512	JD Sports Fashion Plc	223,589
214,396	John Wood Group Plc	1,843,899
1,694	Johnston Press Plc(d)	4,255
35,089	Jupiter Fund Management Plc	200,518
74,289	KAZ Minerals Plc(d)	224,684
134,990	Kcom Group Plc	168,758
19,470	Keller Group Plc	261,880
13,679	Kier Group Plc	322,649
6,571	Kofax Ltd.(d)	45,181
84,172	Ladbrokes Plc	147,319
1,443,209	Laird Plc(c)	6,929,979
24,036	Lancashire Holdings Ltd.	221,020
30,575	Lavendon Group Plc	72,993
8,922	Liberty Global Plc	406,754
3,616	Liberty Global Plc	168,940

65

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
31,635	London Stock Exchange Group Plc	$1,126,895
20,610	Londonmetric Property Plc REIT	49,513
50,169	Lookers Plc	113,158
5,374	Low & Bonar Plc	4,148
1,283	LSL Property Services Plc	5,334
342,890	Man Strategic Holdings Plc(d)	925,502
43,460	Marshalls Plc	160,049
203,490	Marston’s Plc	449,019
17,200	Mears Group Plc	107,513
8,447	Mecom Group Plc(d)	19,402
270,937	Meggitt Plc	2,199,589
497,530	Melrose Industries Plc	1,985,864
22,060	Michael Page International Plc	154,837
6,338	Micro Focus International Plc	100,427
57,677	Millennium & Copthorne Hotels Plc	499,522
73,429	Mitchells & Butlers Plc(d)	471,706
120,239	Mitie Group Plc	488,802
112,692	Moneysupermarket.com Group Plc	446,409
99,199	Morgan Advanced Materials Plc	454,966
14,135	Morgan Sindall Group Plc	142,644
18,180	Mothercare Plc(d)	49,152
28,165	N Brown Group Plc	183,646
204,239	National Express Group Plc	785,984
3,594	NCC Group Plc	12,261
69,409	Northgate Plc	643,993
23,821	Novae Group Plc	215,276
3,265	Optos Plc(d)	12,356
359,423	Oxford Instruments Plc(c)	4,030,463
104,482	Pace Plc	526,250
5,048	PayPoint Plc	62,956
164,593	Pendragon Plc	88,008
3,248	Pennon Group Plc	43,467
152,395	Persimmon Plc	3,654,249
36,290	Photo-Me International Plc	73,928
14,540	Playtech Plc	148,703
83,148	Premier Farnell Plc	211,652
191,889	Premier Oil Plc	417,929
78,418	PZ Cussons Plc	373,003
195,364	QinetiQ Group Plc	550,558
101,392	Quintain Estates & Development Plc(d)	146,990
11,181	Rank Group Plc	29,640
2,451	Rathbone Brothers Plc	81,181
83,996	Redrow Plc	358,038
8,153	Renishaw Plc	284,898
51,233	Renold Plc(d)	43,407
171,499	Rentokil Initial Plc	312,300
17,851	Restaurant Group Plc	193,454
503,230	Rexam Plc	3,221,364
7,870	Ricardo Plc	79,243
13,079	Rightmove Plc	458,214
17,462	Robert Walters Plc	88,110
Shares		Value
UNITED KINGDOM (continued)
511,976	Rotork Plc(c)	$17,774,807
42,489	RPC Group Plc	347,185
116,588	RPS Group Plc	320,305
323,795	RSA Insurance Group Plc(d)	2,215,630
81,752	Sage Group Plc (The)	591,296
10,839	Salamander Energy Plc(d)	11,346
22,285	Savills Plc	245,365
16,410	Schroders Plc	716,294
31,553	Schroders Plc - Non Voting	1,063,617
23,087	SDL Plc(d)	147,702
71,325	Segro Plc REIT	443,042
159,868	Senior Plc	745,499
80,799	Severfield Plc(d)	82,452
41,002	Severn Trent Plc	1,329,021
19,812	Shaftesbury Plc REIT	232,163
207,354	Shanks Group Plc	307,633
296,710	SIG Plc	824,542
13,544	Smith & Nephew Plc	242,965
56,234	Smiths Group Plc	954,569
112,779	Soco International Plc	447,094
300,578	Spectris Plc	9,462,107
229,871	Speedy Hire Plc	251,885
318,010	Spirax-Sarco Engineering Plc(c)	14,609,151
84,351	Spirent Communications Plc	113,392
213,939	Spirit Pub Co. Plc	369,605
15,991	Sportech Plc(d)	15,294
38,490	Sports Direct International Plc(d)	412,484
15,823	St. Ives Plc	42,601
96,548	St. James’s Place Plc	1,247,714
76,073	St. Modwen Properties Plc	479,180
47,019	Stagecoach Group Plc	242,347
32,001	Sthree Plc	162,916
7,317	Stolt-Nielsen Ltd.	115,543
8,341	SuperGroup Plc(d)	120,607
30,559	Synergy Health Plc	996,509
54,149	Synthomer Plc	198,434
90,072	Talktalk Telecom Group Plc	431,964
58,279	Tate & Lyle Plc	595,150
2,231,492	Taylor Wimpey Plc	4,550,911
5,162	Ted Baker Plc	184,502
38,081	Telecity Group Plc	494,425
7,470	Telecom Plus Plc	122,527
94,379	Thomas Cook Group Plc(d)	182,384
3,226	Topps Tiles Plc	5,855
102,700	Travis Perkins Plc	2,973,091
16,317	Trifast Plc	26,113
146,603	Trinity Mirror Plc(d)	380,353
38,184	TT electronics Plc	63,552
85,586	Tullett Prebon Plc	431,591
29,466	UBM Plc	235,002
238,075	Ultra Electronics Holdings Plc(c)	6,271,739
8,896	UNITE Group Plc (The)	65,643
33,592	United Utilities Group Plc	519,626
14,286	UTV Media Plc	41,314

66

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
109,386	Vectura Group Plc(d)	$250,020
175,420	Vesuvius Plc	1,162,562
438,192	Victrex Plc(c)	13,589,553
11,826	Vitec Group Plc (The)	110,348
1,370	VP Plc	12,381
14,613	Weir Group Plc (The)	369,771
43,316	WH Smith Plc	880,778
117,235	Whitbread Plc	8,837,832
577,376	William Hill Plc	3,279,440
15,003	Wilmington Group Plc	49,037
21,070	Wincanton Plc(d)	56,172
14,657	Workspace Group Plc REIT	174,404
4,440	WS Atkins Plc	84,063
10,624	Xaar Plc	49,246
100,532	Xchanging Plc.	237,732
		302,299,519
UNITED STATES — 50.4%
210,000	Aceto Corp.	4,073,999
500,000	Actuant Corp. - Class A	11,554,999
800,407	Advance Auto Parts, Inc.	127,264,713
87,751	Alacer Gold Corp.	205,790
350,000	American Vanguard Corp.	3,912,999
800,000	ANSYS, Inc.(c)(d)	64,536,000
300,000	Approach Resources, Inc.(d)	1,880,999
400,000	B&G Foods, Inc.	11,935,999
25,000	Bio-Rad Laboratories, Inc. - Class A(d)	2,861,749
8,599	Bizlink Holding, Inc.	28,787
425,000	Blackbaud, Inc.(c)	18,576,750
128,754	Boart Longyear Ltd.(d)	16,539
300,000	Bottomline Technologies, Inc.(d)	7,430,999
350,000	Brady Corp. - Class A	9,159,499
57,800	Bright Horizons Family Solutions, Inc.(d)	2,806,189
215,000	Bryn Mawr Bank Corp.(c)	6,267,249
200,000	Cantel Medical Corp.(c)	8,113,999
400,000	Cardtronics, Inc.(d)	13,443,999
150,000	Casey’s General Stores, Inc.	13,694,999
1,750,000	Catamaran Corp.(d)	87,342,500
325,000	Cepheid, Inc.(d)	18,365,750
1,500	Chaparral Gold Corp.(d)	708
350,000	CLARCOR, Inc.	21,885,500
215,000	Community Bank System, Inc.	7,230,449
3,650,000	CoreLogic, Inc.(c)(d)	121,180,000
525,000	CR Bard, Inc.	89,790,750
446,700	CST Brands, Inc.	19,252,770
800,000	CVB Financial Corp.(c)	11,687,999
900,000	Denbury Resources, Inc.	6,209,999
1,025,000	Dun & Bradstreet Corp. (The)(c)	117,987,750
200,000	Elizabeth Arden, Inc.(d)	2,955,999
100,000	EnPro Industries, Inc.(d)	5,932,999
150,000	Esterline Technologies Corp.(d)	16,813,500
350,000	Financial Engines, Inc.	12,564,999
Shares		Value
UNITED STATES (continued)
235,200	First Financial Bankshares, Inc.	$5,809,439
2,065,000	Flowserve Corp.	112,521,850
400,000	Forum Energy Technologies, Inc.(d)	6,179,999
525,000	Fresh Market, Inc. (The)(d)	20,007,750
941,400	Generac Holdings, Inc.(d)	41,176,836
275,000	Genomic Health, Inc.(c)(d)	8,876,999
500,000	Globus Medical, Inc. - Class A(d)	11,789,999
73,730	Golden Star Resources Ltd.(d)	23,209
400,000	Guidewire Software, Inc.(d)	20,040,000
160,000	HB Fuller Co.	6,583,999
153,519	Henry Schein, Inc.(d)	21,196,368
125,000	ICU Medical, Inc.(d)	10,447,499
135,000	Independent Bank Corp.(c)	5,107,049
1,096,200	Ingredion, Inc.(c)	88,397,568
110,000	Innospec, Inc.	4,341,699
250,000	Insulet Corp.(d)	7,347,499
325,000	Integra LifeScience Holdings Corp.(c)(d)	18,109,000
200,000	John Wiley & Sons, Inc. - Class A	12,391,999
150,000	Lancaster Colony Corp.	13,489,499
250,000	LogMein, Inc.(d)	11,887,499
100,000	Luminex Corp.(d)	1,764,999
150,000	Lydall, Inc.(d)	4,132,499
300,000	Masimo Corp.(d)	7,655,999
160,000	Medidata Solutions, Inc.(d)	6,878,399
109,200	Mentor Graphics Corp.	2,512,691
677	Movie Gallery, Inc.(b)(c)(d)	0
735,305	MSC Industrial Direct Co., Inc. - Class A	55,199,346
100,000	Navigators Group, Inc. (The)(c)(d)	7,421,999
200,000	NBT Bancorp, Inc.(c)	4,601,999
1,905,746	NetApp, Inc.	72,037,199
1,625,000	Newell Rubbermaid, Inc.	59,913,750
15,757,000	Nexteer Automotive Group Ltd.(c)	15,569,395
400,000	NuVasive, Inc.(d)	18,528,000
100,000	Oasis Petroleum, Inc.(d)	1,343,999
275,000	Omnicell, Inc.(d)	8,753,249
1,549,200	Omnicom Group, Inc.	112,781,760
150,000	Owens & Minor, Inc.	5,134,499
4,752	Performance Sports Group Ltd.(d)	88,555
175,000	Post Holdings, Inc.(d)	8,268,749
50,000	Prestige Brands Holdings, Inc.(d)	1,712,999
450,000	PROS Holdings, Inc.(c)(d)	10,930,499
180,000	Prosperity Bancshares, Inc.	8,242,199
475,000	QLIK Technologies, Inc.(d)	13,489,999
470,000	Qualys, Inc.(c)(d)	17,869,400
400,000	Raven Industries, Inc.(c)	8,575,999
175,000	RBC Bearings, Inc.(c)	10,156,999
82,600	RealPage, Inc.(d)	1,487,625
1,400,000	Rockwell Collins, Inc.(c)	119,868,000

67

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
UNITED STATES (continued)
24,143,600	Samsonite International SA(c)	$73,343,624
175,000	Sensient Technologies Corp.	10,674,999
26,652	Sims Metal Management Ltd.	225,537
825,000	Snap-on, Inc.(c)	109,485,750
550,000	Snyder’s-Lance, Inc.(c)	15,999,499
125,000	Standex International Corp.(c)	8,761,249
275,000	STERIS Corp.	17,935,500
78,386	Thompson Creek Metals Co., Inc.(d)	97,466
130,000	TreeHouse Foods, Inc.(d)	11,790,999
650,000	TriMas Corp.(c)(d)	17,543,500
1,254,690	Tupperware Brands Corp.(c)	84,829,591
375,000	UMB Financial Corp.(c)	18,195,000
295,000	Valmont Industries, Inc.	35,435,400
3,500,000	Vantiv, Inc. - Class A(c)(d)	120,365,000
1,170,000	Varian Medical Systems, Inc.(d)	108,295,200
200,000	Washington Trust Bancorp, Inc.(c)	7,323,999
756,351	Waters Corp.(d)	90,043,587
300,000	West Pharmaceutical Services, Inc.	14,792,999
180,000	WEX, Inc.	16,569,000
700,000	Wolverine World Wide, Inc.	19,705,218
325,000	Woodward, Inc.	14,498,249
1,620,000	Wyndham Worldwide Corp.	135,739,800
		2,789,265,658
Total Common Stocks (Cost $3,772,133,804)		4,850,899,983
INVESTMENT COMPANY — 0.3%
16,517,100	SEI Daily Income Trust Government II Fund, Class A, 0.01%(g)	16,517,100
Total Investment Company (Cost $16,517,100)		16,517,100
EXCHANGE TRADED FUNDS — 9.0%
805,000	iShares Core S&P Small Cap ETF	88,525,850
425,460	iShares Core S&P Total US Stock Market ETF	38,797,697
234,861	iShares MSCI Japan Small Cap Index Fund	12,543,903
368,700	iShares Russell 3000 ETF	43,860,552
95,000	iShares Russell Mid-Cap ETF	15,633,199
1,119,000	Schwab US Broad Market ETF	54,204,360
196,000	SPDR Russell Nomura Small Cap Japan Fund	9,602,039
643,000	SPDR S&P Oil & Gas Exploration & Production ETF	29,693,740
1,123,500	SPDR S&P Regional Banking ETF	41,400,975
586,500	SPDR S&P Retail ETF	54,485,850
266,000	Vanguard S&P 500 ETF	48,675,340
Shares		Value
486,600	Vanguard Small-Cap ETF	$55,550,256
160,000	WisdomTree Japan Small Cap Dividend Fund	8,036,799
Total Exchange Traded Funds (Cost $498,494,368)		501,010,560
RIGHTS/WARRANTS — 0.0%
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
19,927	Future Retail Ltd. Rights, Expire 1/29/15(c)(d)	4,730
		4,730
Health Care — 0.0%
118,379	Golden Meditech Holdings Ltd. Warrants, Expire 7/30/15(d)	1,069
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(d)	34,077
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
1	Valneva SE Rights, Expire 1/28/15(d)	1
		35,147
Industrials — 0.0%
16,343	CB Industrial Product Holding Berhad Warrants, Expire 11/6/19(d)	2,297
428,722	Dialog Group Berhad Warrants, Expire 2/12/17(d)	50,222
164	Invicta Holdings Ltd. Rights, Expire 2/13/15(d)	105
		52,624
Information Technology — 0.0%
6,562	Inari Amertron Berhad Warrants(c)(d)	1,574
192,833	International Standard Resources Holdings Ltd. Warrants, Expire 11/26/15(d)	2,363
9,371	Tyntek Corp. Rights, Expire 3/4/15(c)(d)	416
		4,353
Materials — 0.0%
11,535	Ramelius Resources Ltd. Rights, Expire 8/1/15(d)	494
Real Estate — 0.0%
83,400	Eastern & Oriental Berhad Warrants, Expire 2/19/18(c)(d)	0

68

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2015
(Unaudited)

Shares		Value
Real Estate (continued)
34,282	Mah Sing Group Berhad Warrants(c)(d)	$0
		0
Telecommunication Services — 0.0%
5,007	Loxley Public Co. Ltd. Warrants, Expire 9/30/17(d)	292
Total Rights/Warrants (Cost $ — )		97,640

Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Bank — 0.2%
$9,000,000	0.07%, 02/09/2015(h)	8,999,895
Total U.S. Government Agencies (Cost $8,999,895)		8,999,895

Shares
CASH SWEEP — 1.9%
102,976,337	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	102,976,337
Total Cash Sweep (Cost $102,976,337)		102,976,337
TOTAL INVESTMENTS — 99.0% (Cost $4,399,121,504)(a)		$5,480,501,515
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		57,094,585
NET ASSETS — 100.0%		$5,537,596,100

(a)	Cost for federal income tax purposes is $4,406,334,011 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$1,246,408,780
Unrealized depreciation	(172,241,276)
Net unrealized appreciation	$1,074,167,504
(b)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,434,733, which is 0.03% of net assets and the cost is $8,064,011.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $596,322,055 or 10.77% of net assets.
(d)	Non-income producing security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $12,561, which is less than 0.01% of net assets.
(f)	Securities incorporated in the same country but traded on different exchanges.
(g)	Rate shown represents current yield at January 31, 2015.
(h)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.6%
Consumer Discretionary	17.4%
Consumer Staples	5.6%
Diversified Financials	1.1%
Energy	1.5%
Health Care	12.5%
Industrials	22.3%
Information Technology	14.3%
Insurance	2.1%
Materials	4.9%
Real Estate	2.0%
Telecommunication Services	0.5%
Utilities	0.8%
Other*	12.4%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

69

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments	January 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 16.0%
AUSTRALIA — 0.1%
151,623	BHP Billiton Ltd.	$3,453,811
488,573	Drillsearch Energy Ltd.(b)	296,677
171,719	Fortescue Metals Group Ltd.	315,493
67,810	GrainCorp Ltd. - Class A	470,360
167,772	Harvey Norman Holdings Ltd.	515,912
223,695	Metcash Ltd.	254,254
69,838	Mineral Resources Ltd.	366,447
197,245	RCR Tomlinson Ltd.	314,789
105,008	Sandfire Resources NL	349,068
233,538	Tox Free Solutions Ltd.	529,066
		6,865,877
AUSTRIA — 0.0%
106,666	CAT Oil AG	1,319,223
3,044	Flughafen Wien AG	264,135
		1,583,358
BELGIUM — 0.1%
25,721	Barco NV	1,656,391
223,066	ThromboGenics NV(b)	1,750,580
		3,406,971
BERMUDA — 0.4%
20,600	Aspen Insurance Holdings Ltd.	892,392
40,966	Axis Capital Holdings Ltd.	2,085,169
31,340	Everest Re Group Ltd.	5,371,049
24,332	PartnerRe Ltd.	2,783,581
85,138	RenaissanceRe Holdings Ltd.	8,141,747
327,423	Vostok Nafta Investment Ltd. - SDR(b)	1,325,647
		20,599,585
BRAZIL — 0.0%
19,901	Arezzo Industria e Comercio SA	173,849
18,150	BB Seguridade Participacoes SA	198,867
23,562	Cia Hering	159,729
42,976	Cyrela Brazil Realty SA Empreendimentos e Participacoes	173,137
26,873	Light SA	141,814
10,928	Linx SA	192,800
68,302	Magazine Luiza SA	172,585
60,841	Odontoprev SA	234,226
67,578	Restoque Comercio e Confeccoes de Roupas SA	187,377
17,203	Sao Carlos Empreendimentos e Participacoes SA	192,979
22,552	Ser Educacional SA	113,464
109,911	Tempo Participacoes SA	139,270
		2,080,097
CANADA — 0.1%
74,900	Royal Bank of Canada	4,228,635
106,759	Tesco Corp.	1,093,212
		5,321,847
Shares		Value
CHINA — 0.2%
2,500,000	Agricultural Bank of China Ltd. - H Shares	$1,225,443
107,500	Anhui Conch Cement Co. Ltd. - H Shares	362,618
1,672,000	China Coal Energy Co. Ltd. - H Shares	920,945
1,207,500	China Minsheng Banking Corp. Ltd. - H Shares	1,471,934
2,930,000	China Telecom Corp. Ltd. - H Shares	1,738,581
63,693	China XD Plastics Co. Ltd.(b)	252,224
2,115,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	1,298,634
887,000	Country Garden Holdings Co. Ltd.	354,695
308,761	Huaxin Cement Co. Ltd. - B Shares	373,910
2,978,000	Shanghai Electric Group Co. Ltd. - H Shares	1,828,526
3,140,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	911,342
1,645,000	Sinotrans Ltd. - H Shares	1,167,073
1,024,000	Tianneng Power International Ltd.	250,971
		12,156,896
DENMARK — 0.0%
49,365	Schouw & Co.(c)	2,294,007
FINLAND — 0.1%
54,412	Kesko OYJ - B Shares	1,990,278
109,958	Lassila & Tikanoja OYJ(c)	2,204,229
		4,194,507
FRANCE — 0.1%
28,408	Eurazeo SA	2,001,811
119,268	Metropole Television SA	2,183,310
38,419	Societe Generale SA	1,555,714
		5,740,835
GERMANY — 0.0%
9,714	Muenchener Rueckversicherungs-Gesellschaft AG	1,953,865
GREECE — 0.0%
31,578	Aegean Airlines SA	244,785
27,966	Athens Water Supply & Sewage Co. SA (The)	182,656
59,418	GEK Terna Holding Real Estate Construction SA(b)	117,499
19,462	Metka SA	198,147
		743,087
GUERNSEY — 0.0%
16,133	Amdocs Ltd.	777,288
HONG KONG — 0.8%
1,116,000	AMVIG Holdings Ltd.	552,796
4,772,000	Anxin-China Holdings Ltd.	326,246

70

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Shares		Value
HONG KONG (continued)
2,641,000	C C Land Holdings Ltd.	$456,502
1,295,000	China Agri-Industries Holdings Ltd.	524,528
2,236,000	China Lumena New Materials Corp.(b)(d)	135,202
831,700	China Mobile Ltd.	10,996,640
208,000	China Resources Enterprise Ltd.	456,123
346,000	China Unicom Hong Kong Ltd.	523,086
334,000	CIMC Enric Holdings Ltd.	257,642
20,640,000	G-Resources Group Ltd.(b)	588,398
1,806,600	Guangdong Investment Ltd.	2,423,621
890,000	Haitong International Securities Group Ltd.	560,247
330,300	Hang Seng Bank Ltd.	5,785,991
21,575	Hopewell Highway Infrastructure Ltd.	10,436
431,500	Hopewell Holdings Ltd.	1,622,515
1,106,000	Le Saunda Holdings Ltd.	408,029
3,918,000	Li & Fung Ltd.	3,886,514
885,500	Link REIT (The)	5,996,769
1,395,067	MTR Corp. Ltd.	6,199,458
25,180	Seaspan Corp.	450,470
1,262,000	TCC International Holdings Ltd.	459,069
826,000	Yuexiu Transport Infrastructure Ltd.	559,382
		43,179,664
INDIA — 0.0%
71,889	Cairn India Ltd.(b)	270,273
807,242	Mahanagar Telephone Nigam Ltd.(b)	376,674
334,383	Mangalore Refinery & Petrochemicals Ltd.(b)(c)	318,807
83,184	Polaris Consulting & Services Ltd.	199,515
		1,165,269
INDONESIA — 0.0%
7,271,400	Elnusa Tbk PT	327,191
41,347,623	Energi Mega Persada Tbk PT(b)	339,463
		666,654
IRELAND — 0.1%
33,959	Seagate Technology Plc	1,916,646
58,364	XL Group Plc	2,012,974
		3,929,620
ITALY — 0.1%
147,157	ASTM SpA(c)	1,849,107
454,775	Banca Popolare di Sondrio SCARL	1,772,932
1,711,723	CIR-Compagnie Industriali Riunite SpA(b)(c)	1,891,684
		5,513,723
JAPAN — 1.5%
89,800	ADEKA Corp.	1,112,654
Shares		Value
JAPAN (continued)
124,000	Alfresa Holdings Corp.	$1,483,607
3,488,800	ANA Holdings, Inc.	9,691,276
43,900	Coca-Cola East Japan Co. Ltd.	736,464
47,000	East Japan Railway Co.	3,654,177
28,300	Enplas Corp.	1,018,202
35,200	Foster Electric Co. Ltd.	669,349
120,400	Fuji Oil Co. Ltd.	1,555,367
21,042	Fuji Soft, Inc.	424,675
37,700	Fujitsu Frontech Ltd.	435,333
95,000	GS Yuasa Corp.	432,811
142,000	Hanwa Co. Ltd.	535,689
33,500	Hisamitsu Pharmaceutical Co., Inc.	1,146,811
299,163	House Foods Group, Inc.	6,027,588
61,600	Idec Corp.	547,124
92,000	Iino Kaiun Kaisha Ltd.	542,928
27,200	Japan Digital Laboratory Co. Ltd.	376,858
89,000	Japan Vilene Co. Ltd.	456,255
319,800	Kagome Co. Ltd.	5,081,724
71,000	Kato Works Co. Ltd.	561,688
115,300	Kewpie Corp.	2,690,301
36,400	Kiyo Bank Ltd. (The)	454,109
14,700	Lawson, Inc.	966,397
29,100	Mars Engineering Corp.	516,926
16,700	Maruwa Co. Ltd.	455,080
53,800	McDonald’s Holdings Co. Japan Ltd.	1,182,473
139,000	Mitsui-Soko Holdings Co. Ltd.	469,922
718,000	Nakayama Steel Works Ltd.(b)	495,257
175,000	Nippon Chemi-Con Corp.(b)	500,724
211,900	Nippon Denko Co. Ltd.(b)	537,735
48,600	Nitori Holdings Co. Ltd.	2,764,609
302,000	Otsuka Holdings Co. Ltd.	9,406,157
25,100	Pack Corp. (The)(c)	496,742
43,800	Panasonic Corp.	504,280
58,000	Polatechno Co. Ltd.	583,309
146,000	Sanyo Special Steel Co. Ltd.	494,831
128,000	Sapporo Holdings Ltd.	543,916
50,700	Sawai Pharmaceutical Co. Ltd.	3,091,305
189,000	Sharp Corp.(b)	373,397
54,800	Showa Shell Sekiyu KK	538,993
29,300	Siix Corp.	633,257
529,300	Sumitomo Osaka Cement Co. Ltd.	1,550,534
28,000	Takamatsu Construction Group Co. Ltd.	582,032
139,600	Takara Leben Co. Ltd.	737,052
49,400	Toa Corp.	499,343
125,000	Toagosei Co. Ltd.	504,556
991,000	Tokyo Gas Co. Ltd.	5,960,515
374,200	TonenGeneral Sekiyu KK	3,329,975
41,900	Ulvac, Inc.(b)	606,574
50,500	Wakita & Co. Ltd.	482,939
79,100	West Japan Railway Co.	4,094,097

71

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Shares		Value
JAPAN (continued)
103,000	Yamaguchi Financial Group, Inc.	$1,081,487
		83,619,404
JERSEY CHANNEL ISLANDS — 0.0%
2,020,841	Centamin Plc.	2,036,304
MALAYSIA — 0.2%
344,800	Affin Holdings Berhad	272,761
230,500	Boustead Holdings Berhad	295,431
1,743,000	Malayan Banking Berhad	4,189,349
205,300	Malaysian Pacific Industries Berhad	327,642
2,794,100	Sime Darby Berhad.	7,239,399
		12,324,582
NETHERLANDS — 0.1%
34,598	Chicago Bridge & Iron Co. NV	1,193,977
55,000	Core Laboratories NV	5,101,250
6,400	LyondellBasell Industries NV	506,176
		6,801,403
NEW ZEALAND — 0.0%
107,559	SKY Network Television Ltd.	474,221
NORWAY — 0.1%
1,668,941	BW Offshore Ltd.	1,600,701
115,335	Fred Olsen Energy ASA	965,865
111,827	Salmar ASA	1,729,679
		4,296,245
PAKISTAN — 0.0%
209,467	Engro Corp. Ltd.	616,237
POLAND — 0.0%
302,693	Getin Holding SA(b)	160,183
7,141	Lubelski Wegiel Bogdanka SA	187,907
		348,090
SINGAPORE — 0.4%
388,000	DBS Group Holdings Ltd.	5,676,020
675,000	Oversea-Chinese Banking Corp. Ltd.	5,189,237
1,012,000	Rotary Engineering Ltd.	415,183
951,000	Singapore Exchange Ltd.	5,462,204
1,668,121	Singapore Press Holdings Ltd.	5,092,652
		21,835,296
SOUTH AFRICA — 0.1%
643,342	Lewis Group Ltd.	5,021,880
SOUTH KOREA — 0.2%
25,231	Basic House Co. Ltd. (The)	380,680
59,263	Daeduck Electronics Co.	503,974
4,390	Hanil Cement Co. Ltd.	664,361
98,524	Harim Holdings Co. Ltd.(b)	450,007
14,713	Hyundai Corp.	369,305
70,200	Kangwon Land, Inc.	2,079,810
22,445	Kolon Corp.	463,841
Shares		Value
SOUTH KOREA (continued)
22,866	Korea Line Corp.(b)	$459,996
11,627	Kunsul Chemical Industrial Co. Ltd.	582,626
56,927	Kwang Dong Pharmaceutical Co. Ltd.	569,999
3,326	Kyungbang Ltd.(b)	507,902
77,292	Lumens Co. Ltd.(b)	463,639
64,335	Namhae Chemical Corp.	520,633
5,801	Nexen Corp.	467,857
12,222	Samsung Electro-Mechanics Co. Ltd.	748,787
161,881	SBS Media Holdings Co. Ltd.	663,896
26,447	SL Corp.	428,047
21,312	Soulbrain Co. Ltd.	711,309
34,192	Sungwoo Hitech Co. Ltd.	379,876
		11,416,545
SWEDEN — 0.1%
56,180	Investor AB - B Shares	2,049,156
87,242	Nolato AB - B Shares(c)	2,098,228
		4,147,384
SWITZERLAND — 0.4%
117,400	Allied World Assurance Co. Holdings AG	4,539,858
61,109	PSP Swiss Property AG	6,319,211
68,921	Swiss Prime Site AG	5,989,867
9,605	Swisscom AG	5,643,539
		22,492,475
TAIWAN — 0.3%
623,000	Alpha Networks, Inc.	345,963
293,000	BenQ Materials Corp.	303,102
155,000	Cheng Shin Rubber Industry Co. Ltd.	373,808
208,000	Chin-Poon Industrial Co. Ltd.	353,779
423,000	Elitegroup Computer Systems Co. Ltd.	367,785
321,000	Formosan Rubber Group, Inc.	329,011
9,294,000	Hua Nan Financial Holdings Co. Ltd.	5,175,867
484,000	Inventec Corp.	360,925
1,133,000	Lealea Enterprise Co. Ltd.(b)	337,957
181,000	Namchow Chemical Industrial Co. Ltd.	330,830
595,000	Radium Life Tech Co. Ltd.	308,701
151,000	Ruentex Industries Ltd.	326,308
263,000	Sinbon Electronics Co. Ltd.	377,222
231,000	Taiwan Cement Corp.	312,266
9,982,000	Taiwan Cooperative Financial Holding Co. Ltd.	5,163,076
935,000	Taiwan Land Development Corp.	339,719
81,000	Tong Hsing Electronic Industries Ltd.	295,588
143,000	Ttet Union Corp.	320,818
429,000	Tung Ho Steel Enterprise Corp.	322,633

72

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Shares		Value
TAIWAN (continued)
743,000	Unitech Printed Circuit Board Corp.	$326,544
149,000	Wistron NeWeb Corp.	321,513
373,000	Zinwell Corp.	376,391
		17,069,806
THAILAND — 0.0%
870,800	Siamgas & Petrochemicals Public Co. Ltd. - FOR	308,624
2,274,100	SVI Public Co. Ltd.(b)(c)	297,377
		606,001
TURKEY — 0.0%
81,976	Aksa Akrilik Kimya Sanayii AS	318,347
37,900	Cimsa Cimento Sanayi VE Ticaret AS	268,025
864,594	Dogan Sirketler Grubu Holding AS(b)	261,538
47,093	Turkcell Iletisim Hizmetleri AS(b)	271,435
		1,119,345
UNITED KINGDOM — 0.2%
1,104,102	Afren Plc(b)	88,139
84,691	easyJet Plc	2,375,206
1,184,808	Faroe Petroleum Plc(b)	1,155,506
514,793	J Sainsbury Plc	1,980,332
47,600	Noble Corp. Plc	772,072
398,578	Pace Plc	2,007,539
89,200	Smith & Nephew Plc	1,600,151
488,300	Xaar Plc	2,263,441
		12,242,386
UNITED STATES — 10.3%
38,393	3M Co.	6,231,184
81,007	AAR Corp.	2,321,661
71,000	Abbott Laboratories	3,177,960
9,200	AbbVie, Inc.	555,220
7,400	Aetna, Inc.	679,468
41,250	Air Products & Chemicals, Inc.	6,006,412
19,400	Alaska Air Group, Inc.	1,316,678
100,000	Albemarle Corp.	4,826,000
15,000	Alliance Holdings GP LP	883,500
21,100	Alliance Resource Partners LP	839,569
31,435	Allstate Corp. (The)	2,193,849
130,195	Altria Group, Inc.	6,913,354
41,200	American Capital Mortgage Investment Corp., REIT	767,968
95,335	American Financial Group, Inc.	5,533,243
52,913	American Woodmark Corp.(b)	2,176,312
28,100	Amgen, Inc.	4,278,506
16,300	Amsurg Corp.(b)	899,434
17,400	AmTrust Financial Services, Inc.	880,788
256,200	Annaly Capital Management, Inc., REIT	2,705,472
42,286	Anthem, Inc.	5,706,919
Shares		Value
UNITED STATES (continued)
387,535	Anworth Mortgage Asset Corp., REIT	$2,011,307
144,495	Approach Resources, Inc.(b)	905,984
55,001	ArcBest Corp.	2,049,337
39,800	Associated Estates Realty Corp., REIT	991,418
34,362	Atlantic Tele-Network, Inc.	2,282,668
13,883	AutoNation, Inc.(b)	827,704
96,932	Becton Dickinson and Co.	13,384,371
38,800	Benchmark Electronics, Inc.(b)	940,124
58,100	Berkshire Hathaway, Inc. - Class B(b)	8,361,171
74,800	Big Lots, Inc.	3,434,068
2,100	Biogen Idec, Inc.(b)	817,236
13,000	Blucora, Inc.(b)	175,760
186,854	Brocade Communications Systems, Inc.	2,077,816
20,100	Brunswick Corp.	1,091,028
39,969	Cabot Corp.	1,695,085
100,502	CAI International, Inc.(b)	2,107,527
100,346	Calgon Carbon Corp.(b)	1,979,827
23,200	Cash America International, Inc.	482,560
14,200	Celanese Corp.	763,392
30,841	Centene Corp.(b)	3,366,604
43,811	Chevron Corp.	4,491,942
266,600	Chimera Investment Corp., REIT	837,124
61,182	Chubb Corp. (The)	5,989,718
81,684	Church & Dwight Co., Inc.	6,609,869
136,846	Cirrus Logic, Inc.(b)	3,626,419
42,096	CIT Group, Inc.	1,844,647
200,000	Citigroup, Inc.	9,390,000
41,847	Clearwater Paper Corp.(b)	3,097,515
62,220	Clorox Co. (The)	6,639,496
199,953	Coca-Cola Co. (The)	8,232,065
12,974	Cognizant Technology Solutions Corp. - Class A(b)	702,283
85,628	Colgate-Palmolive Co.	5,781,603
11,300	Computer Sciences Corp.	685,684
37,118	Consolidated Edison, Inc.	2,571,535
9,900	Constellation Brands, Inc. - Class A(b)	1,093,455
35,700	CR Bard, Inc.	6,105,771
119,315	CTS Corp.	1,909,040
6,673	CVS Health Corp.	655,022
72,529	Danaher Corp.	5,974,939
194,852	Dean Foods Co.	3,530,718
30,000	Deckers Outdoor Corp.(b)	1,981,500
44,084	Delta Air Lines, Inc.	2,085,614
13,700	Deluxe Corp.	889,541
120,600	Dollar Tree, Inc.(b)	8,574,660
24,718	Dover Corp.	1,731,249
7,100	Dril-Quip, Inc.(b)	527,033
8,700	DST Systems, Inc.	841,290
72,520	DTE Energy Co.	6,502,143

73

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
76,755	Duke Energy Corp.	$6,688,431
11,500	Edwards Lifesciences Corp.(b)	1,441,525
54,155	Encore Wire Corp.	1,658,768
21,228	Enova International, Inc.(b)	408,639
80,335	Exactech, Inc.(b)(c)	1,670,165
77,912	ExlService Holdings, Inc.(b)	2,289,055
55,600	Exxon Mobil Corp.	4,860,552
195,000	Finish Line, Inc., (The) - Class A	4,602,000
31,157	First Solar, Inc.(b)	1,318,564
11,200	FMC Technologies, Inc.(b)	419,776
282,873	Fortress Investment Group LLC - Class A(b)	2,019,713
14,300	Gap, Inc. (The)	589,017
19,600	General Mills, Inc.	1,028,608
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
40,679	Genworth Financial, Inc. - Class A(b)	283,939
148,900	Gilead Sciences, Inc.(b)	15,609,187
1,000	Graham Holdings Co.- Class B	935,320
15,800	Grand Canyon Education, Inc.(b)	692,356
42,643	Greatbatch, Inc.(b)	2,070,744
34,300	Green Plains Renewable Energy, Inc.	802,963
32,252	Greenbrier Cos., Inc. (The)	1,674,846
17,878	Halyard Health, Inc.(b)	796,822
234,700	Hatteras Financial Corp., REIT	4,266,846
100,000	Hawaiian Holdings, Inc.(b)	1,944,000
44,812	HCI Group, Inc.	2,070,763
22,500	Health Net, Inc.(b)	1,218,825
93,698	Heidrick & Struggles International, Inc.	2,076,348
27,356	Helmerich & Payne, Inc.	1,629,323
86,043	Hertz Global Holdings, Inc.(b)	1,765,602
6,800	Hess Corp.	458,932
26,900	Hewlett-Packard Co.	971,897
116,662	Hormel Foods Corp.	5,975,428
57,400	IAC/InterActiveCorp	3,498,530
101,157	IDACORP, Inc.	6,869,572
24,100	Insys Therapeutics, Inc.(b)	1,151,498
3,300	Inteliquent, Inc.	55,506
28,604	International Business Machines Corp.	4,385,279
16,900	ITT Corp.	605,189
88,700	JetBlue Airways Corp.(b)	1,489,273
5,700	Johnson & Johnson.	570,798
121,181	K12, Inc.(b)	1,723,194
7,900	Kaiser Aluminum Corp.	547,549
186,054	Kellogg Co.	12,201,421
57,464	Kemper Corp.	2,006,068
431,554	Key Energy Services, Inc.(b)	725,011
143,032	Kimberly-Clark Corp.	15,441,735
5,400	Laboratory Corp. of America Holdings(b)	619,812
Shares		Value
UNITED STATES (continued)
14,700	Lexmark International, Inc. - Class A	$586,677
452,728	Lionbridge Technologies, Inc.(b)	2,254,585
35,658	Lowe’s Cos, Inc.	2,416,186
28,433	Manpowergroup, Inc.	2,072,197
82,384	Matrix Service Co.(b)	1,581,773
80,111	McCormick & Co., Inc. - Non Voting Shares	5,719,124
73,608	McDonald’s Corp.	6,804,324
75,572	MDC Holdings, Inc.	1,889,300
150,000	Medtronic Plc	10,710,000
202,412	Methode Electronics, Inc.	7,321,242
2,700	Mettler-Toledo International, Inc.(b)	820,665
89,853	Micron Technology, Inc.(b)	2,629,547
75,700	Microsoft Corp.	3,058,280
26,900	Myriad Genetics, Inc.(b)	1,006,598
10,600	National Oilwell Varco, Inc.	576,958
24,100	NeuStar, Inc. - Class A(b)	633,589
83,600	Newmont Mining Corp.	2,102,540
4,400	Northrop Grumman Corp.	690,580
42,100	Old Republic International Corp.	591,084
76,627	Omnicom Group, Inc.	5,578,446
223,235	ON Semiconductor Corp.(b)	2,234,582
15,000	Oracle Corp.	628,350
31,359	OSI Systems, Inc.(b)	2,194,503
15,200	Outerwall, Inc.(b)	943,616
15,000	PAREXEL International Corp.(b)	914,400
66,427	Patterson-UTI Energy, Inc.	1,139,887
222,600	PDL BioPharma, Inc.	1,622,754
160,200	People’s United Financial, Inc.	2,254,014
61,257	PepsiCo, Inc.	5,744,681
36,400	PetSmart, Inc.	2,974,062
191,861	Pfizer, Inc.	5,995,656
44,123	Pilgrim’s Pride Corp.	1,197,939
11,000	PRA Group, Inc.(b)	544,720
42,336	Praxair, Inc.	5,105,298
8,000	Priceline Group, Inc. (The)(b)	8,075,840
74,600	PulteGroup, Inc.	1,536,014
18,700	Quest Diagnostics, Inc.	1,329,009
11,000	Raymond James Financial, Inc.	578,820
60,190	Regions Financial Corp.	523,653
11,100	ResMed, Inc.	693,417
27,733	REX American Resources Corp.(b)	1,539,459
35,593	Rogers Corp.(b)	2,628,899
34,638	Safety Insurance Group, Inc.	2,145,824
68,400	Sanderson Farms, Inc.	5,469,264
60,000	SanDisk Corp.	4,554,600
30,370	Sanmina Corp.(b)	643,237
17,672	Savient Pharmaceuticals, Inc.(b)(c)(d)(e)	0
12,400	Science Applications International Corp.	604,872

74

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
45,000	Select Income REIT	$1,119,150
40,571	Silgan Holdings, Inc.	2,085,755
26,995	SM Energy Co.	1,020,951
138,818	Sonoco Products Co.	6,135,756
23,800	Southwest Airlines Co.	1,075,284
57,900	Spectra Energy Partners LP	3,146,865
27,405	SPX Corp.	2,290,236
75,900	St Joe Co. (The)(b)	1,226,544
24,100	Starwood Property Trust, Inc., REIT	576,713
216,018	SUPERVALU, Inc.(b)	2,104,015
42,000	Symetra Financial Corp.	853,020
26,600	Synopsys, Inc.(b)	1,143,534
17,600	Syntel, Inc.(b)	761,200
155,749	Take-Two Interactive Software, Inc.(b)	4,628,860
50,200	TC PipeLines LP(b)	3,418,118
10,700	Tech Data Corp.(b)	610,970
50,000	Tiffany & Co.	4,332,000
139,628	Torchmark Corp.	6,991,174
20,515	Travelers Cos., Inc. (The)	2,109,352
205,262	Triangle Petroleum Corp.(b)	1,077,625
67,186	Trinity Industries, Inc.	1,778,413
31,600	Tyson Foods, Inc. - Class A	1,233,664
56,682	United Parcel Service, Inc. - Class B	5,602,449
5,177	Universal Health Services, Inc. - Class B	530,798
186,668	Valero Energy Corp.	9,871,004
140,012	Vectren Corp.	6,709,375
12,300	Verizon Communications, Inc.	562,233
7,900	Visteon Corp.(b)	765,905
35,400	Voya Financial, Inc.	1,380,954
37,956	VSE Corp.(c)	2,746,876
9,400	WABCO Holdings, Inc.(b)	894,598
60,000	Walgreens Boots Alliance, Inc.	4,425,000
151,062	Wal-Mart Stores, Inc.	12,837,249
16,317	Wells Fargo & Co.	847,179
112,700	Werner Enterprises, Inc.	3,215,331
151,430	Westar Energy, Inc.	6,469,090
20,256	Western Digital Corp.	1,969,491
35,223	Western Union Co. (The)	598,791
10,600	Westlake Chemical Corp.	607,486
11,892	Wintrust Financial Corp.	516,945
127,848	Wisconsin Energy Corp.	7,130,083
100,000	Worthington Industries, Inc.	2,993,000
179,128	Xcel Energy, Inc.	6,722,674
17,000	Zoetis, Inc.	726,410
		588,631,683
Total Common Stocks (Cost $863,165,090)		917,272,437
CLOSED-END FUNDS — 6.4%
UNITED STATES — 6.4%
381,882	Apollo Tactical Income Fund, Inc.	6,144,481
Shares		Value
UNITED STATES (continued)
500,715	Ares Dynamic Credit Allocation Fund, Inc.	$8,006,433
355,000	Avenue Income Credit Strategies Fund	5,307,250
421,279	Babson Capital Global Short Duration High Yield Fund	8,728,901
100,709	Babson Capital Participation Investors	1,319,288
310,251	Blackrock Corp. High Yield Fund, Inc.	3,490,324
631,890	BlackRock Credit Allocation Income Trust	8,517,877
4,532,694	BlackRock Debt Strategies Fund, Inc.	16,634,987
250,000	BlackRock Defined Opportunity Credit Trust	3,252,500
494,617	BlackRock Income Trust, Inc.	3,215,010
483,522	Blackrock Multi-Sector Income Trust	8,369,766
1,012,702	Blackstone/GSO Strategic Credit Fund	16,000,692
612,043	Brookfield Mortgage Opportunity Income Fund, Inc.	10,098,709
1,390,880	ClearBridge Energy MLP Fund, Inc.	35,467,440
503,285	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	11,942,953
200,000	Deutsche Multi-Market Income Trust	1,686,000
928,831	Doubleline Income Solutions Fund	18,325,836
557,875	First Trust Intermediate Duration Preferred & Income Fund	12,568,924
112,909	Guggenheim Credit Allocation Fund	2,487,385
460,628	Invesco Dynamic Credit Opportunities Fund	5,389,348
1,000,000	Invesco Senior Income Trust	4,480,000
287,092	KKR Income Opportunities Fund	4,691,083
441,713	Legg Mason BW Global Income Opportunities Fund, Inc.	7,650,469
635,280	New America High Income Fund	5,749,284
1,256,260	NexPoint Credit Strategies Fund	13,919,361
163,887	Nuveen Mortgage Opportunity Term Fund	3,839,872
171,337	Nuveen Preferred & Income Term Fund	4,004,146
1,381,589	Nuveen Quality Preferred Income Fund	11,854,034
975,000	PIMCO Dynamic Credit Income Fund	19,929,000
480,000	Pimco Dynamic Income Fund	14,558,400
627,840	Pioneer Floating Rate Trust	7,025,530

75

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Shares		Value
UNITED STATES (continued)
376,872	Prudential Global Short Duration High Yield Fund, Inc.	$6,199,544
983,439	Prudential Short Duration High Yield Fund, Inc.	15,941,546
39,802	Stone Harbor Emerging Markets Income Fund	607,777
839,235	Tortoise Energy Infrastructure Corp.	36,171,028
1,879,103	Wells Fargo Advantage Income Opportunities Fund	16,348,196
248,900	Western Asset Mortgage Defined Opportunity Fund	6,115,473
40,328	Western Asset Variable Rate Strategic Fund, Inc.	665,815
Total Closed-End Funds (Cost $386,242,725)		366,704,662
EXCHANGE TRADED FUNDS — 1.5%
UNITED STATES — 1.5%
400,000	Alerian MLP ETF	6,840,000
307,427	iShares MSCI Canada Index Fund	8,128,370
395,400	iShares MSCI Germany Index Fund	11,090,970
200,000	iShares MSCI Taiwan ETF	3,046,000
120,000	ProShares Short VIX Short-Term Futures ETF(b)	5,862,000
125,000	Vanguard FTSE Europe ETF	6,585,000
162,579	WisdomTree Europe SmallCap Dividend Fund	8,486,624
760,000	WisdomTree Japan Hedged Equity Fund	37,407,200
Total Exchange Traded Funds (Cost $88,664,296)		87,446,164
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
35,000	Exelon Corp.	1,832,600
104,500	New York Community Capital Trust V	5,185,812
Total Preferred Stocks (Cost $6,840,925)		7,018,412

Contracts/ Notional Amount($)		Value
CALL OPTIONS PURCHASED — 0.0%
90,909	Euro STOXX Banks Index, Strike $150.00, Expires 03/20/15	62,370
75	S&P 500 Index, Strike $2,050.00, Expires 04/17/15	234,000
$25,000,000	U.S. Stock Basket Absolute Dispersion, Strike $22.00, Expires 07/17/15	638,403
Contracts/ Notional Amount($)			Value
4,201		WisdomTree Japan Hedged Equity Fund, Strike $53.22, Expires 02/20/15	$8,402
Total Call Options Purchased (Cost $2,770,832)			943,175

Principal Amount			Value
CORPORATE BONDS — 7.8%
AUSTRIA — 0.0%
$5,218,800		A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(d)(e)	0
8,000,000		A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(d)(e)	0
			0
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(f)	5,002,500
BERMUDA — 0.0%
7,000,000	(g)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(c)(d)(e)(h)	1,034,891
CANADA — 0.1%
2,500,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, 04/01/22(i)	2,562,500
1,500,000		Quebecor Media, Inc., 5.75%, 01/15/23	1,545,000
			4,107,500
CAYMAN ISLANDS — 0.1%
1,150,000		Jafz Sukuk Ltd., 7.00%, 06/19/19(f)	1,321,371
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(f)	1,790,000
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(f)	342,705
1,625,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(i)	1,750,938
			5,205,014
CROATIA (HRVATSKA) — 0.1%
2,100,000	(j)	Agrokor dd, 9.13%, 02/01/20(f)	2,615,033
FRANCE — 0.1%
2,650,000	(k)	Lafarge SA, 4.75%, 09/30/20(f)	3,564,522
373,000		Lafarge SA, 7.13%, 07/15/36	443,870
1,000,000	(k)	Orange SA, 4.00%, 10/01/21(f)(l)	1,207,948

76

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount			Value
FRANCE (continued)
$1,475,000	(k)	Renault SA, 3.13%, 03/05/21(f)	1,849,900
650,000		SPCM SA, 6.00%, 01/15/22(f)	683,345
			7,749,585
GERMANY — 0.0%
700,000	(k)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 01/15/25(f)	817,107
200,000	(k)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, 01/15/29(f)	256,226
			1,073,333
GREECE — 0.0%
1,250,000		Aegean Marine Petroleum Network, Inc., Cnv., 4.00%, 11/01/18	1,442,969
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(e)(h)	1,133,154
INDIA — 0.0%
1,375,000		Tata Motors Ltd., 4.63%, 04/30/20(f)	1,430,000
IRELAND — 0.1%
1,250,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21(i)	1,285,562
1,875,000	(k)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.25%, 01/15/22(f)	2,108,146
1,475,000	(k)	eircom Finance Ltd., 9.25%, 05/15/20(f)	1,812,582
1,401,000	(j)	Smurfit Kappa Acquisitions, 4.13%, 01/30/20(f)	1,737,477
			6,943,767
ITALY — 0.1%
1,525,000	(m)	Enel SpA, 7.75%, 09/10/75(f)(l)	2,638,667
950,000	(k)	Telecom Italia SpA, 6.38%, 06/24/19	1,598,272
400,000	(k)	Telecom Italia SpA, 4.50%, 01/25/21(f)	503,616
			4,740,555
JAPAN — 0.1%
1,800,000	(j)	SoftBank Corp., 4.63%, 04/15/20(f)	2,182,242
Principal Amount			Value
JERSEY CHANNEL ISLANDS — 0.1%
$2,000,000	(k)	Derwent London Capital No. 2 Jersey Ltd., Cnv., 1.13%, 07/24/19(f)	3,449,212
LUXEMBOURG — 0.4%
200,000	(k)	Altice Financing SA, 5.25%, 02/15/23(f)	227,129
975,000		Altice Financing SA, 6.63%, 02/15/23(i)	1,004,250
350,000	(k)	Altice SA, 6.25%, 02/15/25(f)	396,487
600,000	(k)	CNH Industrial Finance Europe SA, 6.25%, 03/09/18(f)	760,170
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(f)	862,800
425,000	(k)	Fiat Chrysler Finance Europe, 4.75%, 07/15/22(f)	530,073
1,425,000	(m)	Finmeccanica Finance SA, 8.00%, 12/16/19	2,551,384
2,000,000	(k)	Grand City Properties SA, Series D, 2.00%, 10/29/21(f)	2,276,001
2,200,000	(k)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(f)	2,921,036
1,600,000	(k)	HeidelbergCement Finance Luxembourg SA, 7.50%, 04/03/20	2,348,129
8,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(f)	6,908,000
1,600,000	(k)	Sunrise Communications International SA, 7.00%, 12/31/17(f)	1,873,983
1,000,000	(k)	Wind Acquisition Finance SA, 4.00%, 07/15/20(f)	1,118,808
1,100,000	(k)	Xella Holdco Finance SA, 9.13% cash or 9.88% payment-in-kind interest, 09/15/18(f)(n)	1,284,821
			25,063,071
NETHERLANDS — 0.2%
1,475,000	(k)	Cable Communications Systems NV, 7.50%, 11/01/20(f)	1,711,911
1,000,000	(k)	Deutsche Annington Finance BV, 4.00%, 12/29/49(f)(l)	1,180,844
900,000	(k)	Deutsche Annington Finance BV, 4.63%, 04/08/74(f)(l)	1,087,116
1,250,000	(k)	Grupo Antolin Dutch BV, 4.75%, 04/01/21(f)	1,477,115
1,225,000	(k)	LGE HoldCo VI BV, 7.13%, 05/15/24(f)	1,565,925
2,000,000		NXP Semiconductors NV, Cnv., 1.00%, 12/01/19(i)	2,147,500
500,000	(k)	Schaeffler Holding Finance BV, 5.75% cash or 6.50% payment- in-kind interest, 11/15/21(f)	605,451

77

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount			Value
NETHERLANDS (continued)
$1,000,000	(k)	Telefonica Europe BV, 5.88%, 03/31/49(f)(l)	1,278,487
525,000	(k)	Ziggo Secured Finance BV, 3.75%, 01/15/25(f)	593,247
			11,647,596
NORWAY — 0.1%
775,000	(k)	Lock AS, 5.82%, 08/15/20(f)(l)	875,746
650,000	(k)	Lock AS, 7.00%, 08/15/21(f)	756,590
500,000	(j)	Lock AS, 7.00%, 08/15/21(f)	586,891
			2,219,227
POLAND — 0.0%
1,075,000	(k)	Play Finance 2 SA, 5.25%, 02/01/19(f)	1,272,445
PORTUGAL — 0.0%
1,151,000	(k)	PT Portugal SGPS SA, 6.25%, 07/26/16(f)	1,334,904
TURKEY — 0.0%
1,400,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(f)	1,372,000
UNITED KINGDOM — 0.2%
1,350,000	(k)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(f)	2,231,226
330,000	(m)	Arrow Global Finance Plc, 7.88%, 03/01/20(f)	511,959
490,000	(k)	Debenhams Plc, 5.25%, 07/15/21(f)	723,270
2,200,000	(m)	Heathrow Finance Plc, 7.13%, 03/01/17(f)	3,612,710
1,475,000	(k)	Infinis Plc, 7.00%, 02/15/19(f)	2,349,399
925,000	(k)	Jerrold Finco Plc, 9.75%, 09/15/18(f)	1,527,340
950,000	(k)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(f)	1,588,294
			12,544,198
UNITED STATES — 6.0%
3,000,000		Acorda Therapeutics, Inc., Cnv., 1.75%, 06/15/21	3,491,250
2,250,000		Activision Blizzard, Inc., 5.63%, 09/15/21(i)	2,410,312
11,610,000		Alere, Inc., Cnv., 3.00%, 05/15/16	12,596,850
3,500,000		Ally Financial, Inc., 8.00%, 11/01/31	4,519,375
6,000,000		Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,176,250
Principal Amount			Value
UNITED STATES (continued)
$3,000,000		Ascent Capital Group, Inc., Cnv., 4.00%, 07/15/20(c)	2,295,000
7,000,000		BioMarin Pharmaceutical, Inc., Cnv., 1.50%, 10/15/20	9,012,500
5,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	5,071,875
4,000,000		Blucora, Inc., Cnv., 4.25%, 04/01/19	3,742,500
7,500,000		BroadSoft, Inc., Cnv., 1.50%, 07/01/18	7,706,250
9,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20(c)	8,436,897
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	1,560,000
1,425,000	(j)	Celanese US Holdings LLC, 3.25%, 10/15/19	1,663,735
1,500,000		Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(i)	1,560,000
5,000,000		Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	4,831,250
6,000,000		Ciena Corp. Cnv., 0.88%, 06/15/17	5,925,000
1,500,000		Clear Channel Worldwide Holdings, Inc. - Series B, 6.50%, 11/15/22	1,546,875
1,250,000		Crown Media Holdings, Inc., 10.50%, 07/15/19	1,356,250
2,100,000		Depomed, Inc., Cnv., 2.50%, 09/01/21	2,443,875
2,500,000		Emergent Biosolutions, Inc., Cnv., 2.88%, 01/15/21(i)	2,868,750
900,000		Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 02/01/25(i)	919,687
1,000,000		Endologix, Inc., Cnv., 2.25%, 12/15/18	950,625
3,500,000		Energy XXI Ltd., Cnv., 3.00%, 12/15/18	1,050,000
5,000,000		Finisar Corp., Cnv., 0.50%, 12/15/33	4,787,500
5,000,000		Fluidigm Corp., Cnv., 2.75%, 02/01/34	5,281,250
2,000,000		Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/20(i)	2,066,900
7,000,000		General Cable Corp., Cnv., STEP, 4.50%, 11/15/29	4,423,125
750,000		General Motors Financial Co., Inc., 4.00%, 01/15/25	766,388
500,000		Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/32	182,500
2,200,000		Griffon Corp., Cnv., 4.00%, 01/15/17(i)	2,572,625

78

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$1,500,000		Harron Communications LP/Harron Finance Corp., 9.13%, 04/01/20(i)	1,612,500
1,500,000		HCA, Inc., 5.25%, 04/15/25	1,635,000
2,325,000		HJ Heinz Co., 4.88%, 02/15/25(i)	2,333,719
17,500,000		Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	20,748,438
10,000,000		Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	11,331,250
5,000,000		HomeAway, Inc., Cnv., 0.13%, 04/01/19(i)	4,540,625
7,000,000		Hornbeck Offshore Services, Inc., Cnv., 1.50%, 09/01/19	5,770,625
11,000,000		Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	11,907,500
1,500,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, 06/01/21(i)	1,553,250
7,000,000		JDS Uniphase Corp., Cnv., 0.63%, 08/15/33	7,188,125
3,120,000		Kinder Morgan, Inc., 7.75%, 01/15/32	3,900,998
29,039,911		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30	18,694,442
2,000,000		Liberty Interactive LLC, Cnv., 1.00%, 09/30/43(i)	2,260,000
6,000,000		Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19(i)	6,266,250
3,000,000		Meritage Homes Corp., Cnv., 1.88%, 09/15/32	2,960,625
8,000,000		Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	8,310,000
2,000,000		Molina Healthcare, Inc., Cnv., 1.63%, 08/15/44	2,193,750
1,325,000	(j)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,613,279
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(i)	1,503,750
2,000,000		NVIDIA Corp., Cnv., 1.00%, 12/01/18	2,252,500
9,000,000		Omnicare, Inc., Cnv., 3.25%, 12/15/35	9,691,875
5,000,000		PDL BioPharma, Inc., Cnv., 4.00%, 02/01/18	4,765,625
7,000,000		Priceline Group, Inc. (The), Cnv., 0.90%, 09/15/21(c)(i)	6,518,750
1,500,000		Prospect Capital Corp., Cnv., 5.50%, 08/15/16	1,500,000
5,000,000		Prospect Capital Corp., Cnv., 5.75%, 03/15/18	4,925,000
Principal Amount			Value
UNITED STATES (continued)
$2,000,000		Prospect Capital Corp., Cnv., 4.75%, 04/15/20(i)	1,835,000
250,000	(j)	PSPC Escrow Corp., 6.00%, 02/01/23(f)	285,677
6,000,000		RTI International Metals, Inc., Cnv., 1.63%, 10/15/19	5,538,750
10,500,000		SEACOR Holdings, Inc., Cnv., 3.00%, 11/15/28(c)	9,450,000
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(e)(i)	1,200,000
1,500,000		Sirius XM Radio, Inc., 6.00%, 07/15/24(i)	1,541,250
2,500,000		Southern Star Central Corp., 5.13%, 07/15/22(i)	2,525,000
1,500,000		Sprint Communications, Inc., 9.00%, 11/15/18(i)	1,728,750
10,000,000		Starwood Property Trust, Inc., Cnv., 3.75%, 10/15/17	10,331,250
7,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	8,571,500
4,000,000		Stone Energy Corp., Cnv., 1.75%, 03/01/17	3,455,000
5,300,000		Titan Machinery, Inc., Cnv., 3.75%, 05/01/19	3,816,000
1,500,000		T-Mobile USA, Inc., 6.50%, 01/15/24	1,556,250
5,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19(i)	4,503,125
525,000		Valeant Pharmaceuticals International, Inc., 5.50%, 03/01/23(i)	538,125
5,000,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20	5,328,125
2,325,000	(m)	Virgin Media Secured Finance Plc, 6.00%, 04/15/21(f)	3,694,535
4,000,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18	3,482,500
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,009,375
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18(c)	8,904,375
2,000,000		WebMD Health Corp., Cnv., 1.50%, 12/01/20	1,962,500
			343,450,357
VIRGIN ISLANDS (BRITISH) — 0.0%
2,150,000		OAS Finance Ltd., 8.00%, 07/02/21(i)	269,825

79

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount			Value
VIRGIN ISLANDS (BRITISH) (continued)
$1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(i)	131,775
			401,600
Total Corporate Bonds (Cost $474,811,562)			447,415,153
GOVERNMENT BONDS — 4.2%
BRAZIL — 0.3%
1,710,000	(k)	Brazil Letras do Tesouro Nacional, 11.14%, 10/01/15(h)	588,534
4,270,000	(k)	Brazil Letras do Tesouro Nacional, 11.31%, 01/01/16(h)	1,425,861
510,000	(k)	Brazil Letras do Tesouro Nacional, 11.29%, 07/01/16(h)	160,572
1,620,000	(k)	Brazil Letras do Tesouro Nacional, 11.31%, 10/01/16(h)	495,268
9,490,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	9,187,211
1,410,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/19	1,360,603
160,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/20	156,550
840,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/22	824,707
1,292,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/23	1,248,582
80,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/24	78,287
2,400,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,305,534
3,900,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,408,512
			19,240,221
HUNGARY — 0.4%
61,000,000	(k)	Hungary Government Bond, 8.00%, 02/12/15	222,011
108,050,000	(k)	Hungary Government Bond, 7.75%, 08/24/15	405,744
96,000,000	(k)	Hungary Government Bond, 5.50%, 02/12/16	363,287
22,320,000	(k)	Hungary Government Bond, 5.50%, 12/22/16	87,370
127,110,000	(k)	Hungary Government Bond, 6.75%, 02/24/17	509,394
Principal Amount			Value
HUNGARY (continued)
$507,020,000	(k)	Hungary Government Bond, 6.75%, 11/24/17	2,091,621
105,450,000	(k)	Hungary Government Bond, 4.00%, 04/25/18	406,295
64,470,000	(k)	Hungary Government Bond, 5.50%, 12/20/18	263,170
267,350,000	(k)	Hungary Government Bond, 6.50%, 06/24/19	1,142,374
67,860,000	(k)	Hungary Government Bond, 7.50%, 11/12/20	311,924
145,810,000	(k)	Hungary Government Bond, 7.00%, 06/24/22	680,195
79,380,000	(k)	Hungary Government Bond, 6.00%, 11/24/23	362,077
64,530,000	(k)	Hungary Government Bond, 5.50%, 06/24/25	290,798
520,000	(k)	Hungary Government International Bond, 4.38%, 07/04/17(f)	631,667
5,100,000	(k)	Hungary Government International Bond, 6.00%, 01/11/19	6,750,769
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,352,452
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,615,706
			22,486,854
INDONESIA — 0.1%
2,780,000,000	(k)	Indonesia Treasury Bill, 6.44%, 01/07/16(h)	206,584
3,590,000,000	(k)	Indonesia Treasury Bond, 9.00%, 09/15/18	302,036
20,080,000,000	(k)	Indonesia Treasury Bond, 12.80%, 06/15/21	2,050,403
33,160,000,000	(k)	Indonesia Treasury Bond, 12.90%, 06/15/22	3,494,660
4,520,000,000	(k)	Indonesia Treasury Bond, 8.38%, 03/15/24	387,009
4,640,000,000	(k)	Indonesia Treasury Bond, 8.38%, 03/15/34	400,360
			6,841,052
IRELAND — 0.2%
7,776,160	(k)	Ireland Government Bond, 5.40%, 03/13/25	12,325,727
MALAYSIA — 0.6%
10,000	(k)	Bank Negara Malaysia Monetary Notes, 2.89%, 03/12/15(h)	2,747

80

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount			Value
MALAYSIA (continued)
$10,000	(k)	Bank Negara Malaysia Monetary Notes, 2.89%, 04/16/15(h)	2,739
2,150,000	(k)	Bank Negara Malaysia Monetary Notes, 2.98%, 05/05/15(h)	587,722
9,200,000	(k)	Bank Negara Malaysia Monetary Notes, 3.05%, 05/19/15(h)	2,511,968
130,000	(k)	Bank Negara Malaysia Monetary Notes, 3.34%, 08/11/15(h)	35,217
250,000	(k)	Bank Negara Malaysia Monetary Notes, 3.18%, 08/18/15(h)	67,679
140,000	(k)	Bank Negara Malaysia Monetary Notes, 3.34%, 09/08/15(h)	37,824
20,860,000	(k)	Bank Negara Malaysia Monetary Notes, 3.35%, 12/08/15(h)	5,586,214
87,958,000	(k)	Malaysia Government Bond, 4.72%, 09/30/15	24,465,489
4,485,000	(k)	Malaysia Government Bond, 3.20%, 10/15/15	1,235,519
			34,533,118
MEXICO — 0.6%
46,967,000	(k)	Mexican Bonos, 6.00%, 06/18/15	3,167,173
105,043,000	(k)	Mexican Bonos, 8.00%, 12/17/15	7,295,070
64,370,000	(k)	Mexican Bonos, 6.25%, 06/16/16	4,456,472
41,500,000	(k)	Mexican Bonos, 7.25%, 12/15/16	2,955,480
23,900,000	(k)	Mexican Bonos, 7.75%, 12/14/17	1,757,944
2,720,000	(k)	Mexican Udibonos, 5.00%, 06/16/16	1,011,302
2,712,000	(k)	Mexican Udibonos, 3.50%, 12/14/17	1,020,924
1,851,000	(k)	Mexican Udibonos, 4.00%, 06/13/19	715,414
1,465,000	(k)	Mexican Udibonos, 2.50%, 12/10/20	531,026
116,024,000	(k)	Mexico Cetes, 2.94%, 03/19/15(h)	771,179
759,924,000	(k)	Mexico Cetes, 3.55%, 04/01/15(h)	5,045,932
70,334,000	(k)	Mexico Cetes, 2.96%, 04/16/15(h)	466,378
77,686,000	(k)	Mexico Cetes, 3.04%, 05/28/15(h)	513,553
Principal Amount			Value
MEXICO (continued)
$233,731,000	(k)	Mexico Cetes, 3.03%, 06/11/15(h)	1,542,660
81,611,000	(k)	Mexico Cetes, 2.98%, 06/25/15(h)	538,030
102,750,000	(k)	Mexico Cetes, 2.97%, 07/23/15(h)	676,054
217,840,000	(k)	Mexico Cetes, 3.05%, 09/17/15(h)	1,426,099
43,189,000	(k)	Mexico Cetes, 3.22%, 10/01/15(h)	282,282
28,792,000	(k)	Mexico Cetes, 3.24%, 11/12/15(h)	187,502
59,442,000	(k)	Mexico Cetes, 3.26%, 12/10/15(h)	386,164
195,667,000	(k)	Mexico Cetes, 0.00%, 01/07/16(h)	1,267,244
			36,013,882
PHILIPPINES — 0.2%
17,160,000	(k)	Philippine Government Bond, 1.63%, 04/25/16	385,172
312,450,000	(k)	Philippine Government Bond, 9.13%, 09/04/16	7,798,743
25,320,000	(k)	Philippine Treasury Bill, 1.21%, 04/08/15(h)	572,627
1,420,000	(k)	Philippine Treasury Bill, 1.37%, 05/06/15(h)	32,016
2,150,000	(k)	Philippine Treasury Bill, 1.42%, 06/03/15(h)	48,432
4,960,000	(k)	Philippine Treasury Bill, 1.00%, 09/02/15(h)	111,030
5,260,000	(k)	Philippine Treasury Bill, 1.51%, 10/07/15(h)	117,299
1,640,000	(k)	Philippine Treasury Bill, 1.37%, 11/04/15(h)	36,658
4,060,000	(k)	Philippine Treasury Bill, 1.45%, 12/02/15(h)	90,365
			9,192,342
POLAND — 0.4%
5,019,000	(k)	Poland Government Bond, 5.50%, 04/25/15	1,366,225
7,481,000	(k)	Poland Government Bond, 2.97%, 07/25/15(h)	2,005,302
32,184,000	(k)	Poland Government Bond, 6.25%, 10/24/15	8,976,327
28,470,000	(k)	Poland Government Bond, 2.94%, 01/25/16(h)	7,569,964
8,188,000	(k)	Poland Government Bond, 2.01%, 01/25/17(l)	2,215,154
8,307,000	(k)	Poland Government Bond, 2.01%, 01/25/21(l)	2,230,975
			24,363,947

81

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount			Value
PORTUGAL — 0.1%
$3,020,000		Portugal Government International Bond, 5.13%, 10/15/24(i)	3,343,140
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(i)	1,594,285
3,280,000		Republic of Serbia, 7.25%, 09/28/21(i)	3,754,091
			5,348,376
SLOVENIA — 0.1%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(i)	3,303,300
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(i)	1,655,612
			4,958,912
SOUTH KOREA — 0.8%
2,226,780,000	(k)	Korea Monetary Stabilization Bond, 2.74%, 02/02/15	2,036,192
312,000,000	(k)	Korea Monetary Stabilization Bond, 2.47%, 04/02/15	285,518
2,610,000,000	(k)	Korea Monetary Stabilization Bond, 2.76%, 06/02/15	2,392,615
625,300,000	(k)	Korea Monetary Stabilization Bond, 2.66%, 06/09/15	573,111
2,438,000,000	(k)	Korea Monetary Stabilization Bond, 1.00%, 07/21/15(h)	2,209,377
5,276,320,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 08/02/15	4,844,280
433,000,000	(k)	Korea Monetary Stabilization Bond, 2.81%, 10/02/15	398,065
2,539,900,000	(k)	Korea Monetary Stabilization Bond, 2.13%, 10/08/15	2,324,728
1,227,100,000	(k)	Korea Monetary Stabilization Bond, 2.90%, 12/02/15	1,130,382
6,633,880,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 04/02/16	6,122,666
5,569,100,000	(k)	Korea Monetary Stabilization Bond, 2.79%, 06/02/16	5,145,836
13,728,000,000	(k)	Korea Monetary Stabilization Bond, 2.46%, 08/02/16	12,640,518
2,082,700,000	(k)	Korea Monetary Stabilization Bond, 2.22%, 10/02/16	1,911,668
6,036,300,000	(k)	Korea Monetary Stabilization Bond, 2.07%, 12/02/16	5,528,723
864,500,000	(k)	Korea Treasury Bond, 2.75%, 06/10/16	798,496
808,600,000	(k)	Korea Treasury Bond, 3.00%, 12/10/16	753,148
			49,095,323
Principal Amount			Value
SRI LANKA — 0.1%
$13,560,000	(k)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	102,803
264,000,000	(k)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,044,994
385,000,000	(k)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	2,991,899
			5,139,696
UKRAINE — 0.2%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(i)	98,000
100,000	(k)	Ukraine Government International Bond, 4.95%, 10/13/15(i)	64,410
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(i)	108,300
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(i)	2,246,807
1,350,000		Ukraine Government International Bond, 6.75%, 11/14/17(i)	700,650
9,600,000		Ukraine Government International Bond, 7.75%, 09/23/20(i)	4,972,800
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(i)	790,190
			8,981,157
Total Government Bonds (Cost $262,419,516)			241,863,747
ASSET-BACKED SECURITIES — 6.1%
CAYMAN ISLANDS — 1.3%
5,000,000		Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.25%, 07/15/26(i)(l)	4,335,084
11,750,000		Adams Mill CLO Ltd., Series 2014-1A, Class F, 5.92%, 07/15/26(c)(i)(l)	9,718,562
3,500,000		Apidos CLO XIX, Series 2014-19A, Class E, 5.66%, 10/17/26(i)(l)	3,188,430
5,000,000		Apidos CLO XVIII, Series 2014-18A, Class D, 5.46%, 07/22/26(i)(l)	4,490,603
2,500,000		Apidos CLO XX, Series 2015-20A, Class D, 5.85%, 01/16/27(i)(l)	2,319,417
2,500,000		Babson CLO Ltd., Series 2014-3A, Class E1, 5.33%, 01/15/26(i)(l)	2,218,378
1,250,000		Battalion CLO VII Ltd., Series 2014-7A, Class D, 5.50%, 10/17/26(i)(l)	1,103,645

82

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$2,500,000	Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.41%, 10/20/26(i)(l)	2,195,725
1,000,000	Dryden Senior Loan Fund, Series 2014-36A, Class E, 5.43%, 11/09/25(i)(l)	894,391
3,000,000	Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.75%, 07/17/23(i)(l)	2,954,985
5,000,000	JFIN CLO 2014 Ltd., Series 2014-1A, Class E, 5.26%, 04/20/25(i)(l)	4,358,900
2,500,000	Limerock CLO III LLC, Series 2014-3A, Class D, 5.38%, 10/20/26(i)(l)	2,238,375
1,000,000	Madison Park Funding XV Ltd., Series 2014-15A, Class D, 5.69%, 01/27/26(i)(l)	914,498
1,000,000	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.48%, 11/14/25(i)(l)	886,637
1,705,000	Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.49%, 08/12/26(i)(l)	1,513,795
1,250,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.54%, 11/22/25(i)(l)	1,111,082
5,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 5.40%, 11/18/26(i)(l)	4,439,450
2,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 5.26%, 07/17/26(i)(l)	2,201,098
2,000,000	Regatta V Funding Ltd., Series 2014-1A, Class D, 5.13%, 10/25/26(i)(l)	1,693,079
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 5.25%, 10/17/26(i)(l)	1,330,824
1,000,000	Voya CLO Ltd., Series 2014-4A, Class D, 5.73%, 10/14/26(i)(l)	919,232
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 5.73%, 04/20/26(c)(i)(l)	9,611,550
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 0.99%, 04/20/26(c)(i)	12,899,929
		77,537,669

UNITED STATES — 4.8%
5,000,000	American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class E, 6.23%, 10/17/36(i)	5,116,200
4,150,374	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.52%, 03/25/36(l)	1,552,423
Principal Amount		Value
UNITED STATES (continued)
$4,150,374	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.52%, 03/25/36(l)	1,552,423
18,944,170	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.37%, 10/25/36(l)	13,934,289
8,455,809	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.47%, 02/25/37(l)	5,653,317
3,892,393	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30	2,225,962
3,649,118	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30	2,132,453
6,179,173	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30	3,815,639
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.59%, 02/25/37(l)	3,023,083
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.31%, 12/25/36(l)	5,392,200
5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.39%, 12/25/36(l)	3,723,861
2,649,654	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.33%, 09/25/46(l)	2,156,447
8,430,592	Countrywide Asset-Backed Certificates, Series 2006-12, Class 2A2, 0.32%, 12/25/36(l)	7,862,151
12,001,363	Countrywide Asset-Backed Certificates, Series 2006-16, Class 1A, 0.31%, 12/25/46(l)	8,818,994
6,981,660	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A2, 0.33%, 03/25/37(l)	6,364,719
8,283,099	Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.34%, 03/25/37(l)	7,800,344
4,087,251	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(l)	4,037,170
9,253,880	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.28%, 11/25/36(l)	5,227,165
3,369,848	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.32%, 11/25/36(l)	1,910,818

83

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$8,614,253	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.33%, 11/25/36(l)	5,000,031
6,652,853	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.32%, 03/25/37(l)	4,210,810
9,366,448	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.34%, 02/25/37(l)	5,304,988
7,953,446	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.32%, 01/25/37(l)	4,038,458
8,000,000	GFT Mortgage Loan Trust, Series 2015-GFT1, Class A, STEP, 3.72%, 01/25/55(i)	8,000,000
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.54%, 10/25/35(l)	5,383,740
907,315	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(l)	686,252
5,000,737	Lehman XS Trust, Series 2007-1, Class 2A1, 5.51%, 02/25/37(l)	4,607,404
25,419,141	Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A3, 0.36%, 02/25/36(l)	18,090,706
23,891,363	Long Beach Mortgage Loan Trust, Series 2006-6, Class 1A, 0.31%, 07/25/36(l)	16,384,826
8,546,955	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.33%, 10/25/36(l)	5,394,761
2,061,060	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.41%, 06/25/36(l)	1,525,620
13,341,728	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.32%, 09/25/36(l)	7,496,930
4,538,783	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.40%, 11/25/36(l)	2,892,707
10,980,750	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.31%, 05/25/37(l)	7,795,542
6,725,491	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	3,797,408
1,270,458	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(l)	1,086,198
2,465,245	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(l)	2,650,528
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(i)	2,010,560
Principal Amount		Value
UNITED STATES (continued)
$4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(i)	4,009,840
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(i)	14,999,871
22,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(i)	21,997,360
2,500,000	Progress Residential Trust, Series 2014-SFR1, Class F, 4.87%, 10/17/31(i)(l)	2,454,975
6,000,000	Progress Residential Trust, Series 2015-SFR1, Class E, 4.17%, 02/17/32(i)(l)	6,032,518
16,735,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ2, Class A3, 0.44%, 05/25/36(l)	15,035,812
2,000,000	Silver Bay Realty Trust, Series 2014-1, Class E, 3.42%, 09/17/31(i)(l)	1,937,580
4,627,107	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.38%, 06/25/37(l)	2,740,603
5,000,000	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.61%, 10/25/27(i)	5,132,585
		272,998,271
Total Asset-Backed Securities (Cost $340,360,238)		350,535,940
NON-AGENCY MORTGAGE-BACKED SECURITIES — 13.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.2%
2,867,588	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.72%, 07/25/35(l)	2,802,046
3,549,335	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.96%, 03/25/37(l)	2,713,218
4,908,859	American Home Mortgage Assets Trust, Series 2005-1, Class 2A21, 2.52%, 11/25/35(l)	3,750,786
2,861,029	American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.81%, 02/25/47(l)	1,750,941
4,046,719	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,762,650
534,503	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.36%, 08/25/37(l)	518,468

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,289,469	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.11%, 12/25/35(l)	1,579,938
1,214	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	1,170
4,791,224	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	3,835,514
956,296	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.00%, 09/20/35(l)	928,697
1,789,046	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.76%, 02/20/36(l)	1,441,965
1,858,077	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.73%, 06/20/36(l)	1,535,498
10,069,123	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.33%, 02/20/47(l)	8,640,546
3,339,035	Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.39%, 07/20/36(l)	3,102,945
2,242,033	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.67%, 10/25/35(l)	2,006,505
10,845,452	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.38%, 05/25/47(l)	8,035,580
5,951,841	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.54%, 03/27/47(i)(l)	5,694,007
3,149,311	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 1.94%, 04/26/37(i)(l)	3,061,083
6,250,000	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 0.40%, 06/26/47(i)(l)	5,057,633
4,646,960	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.59%, 02/25/36(l)	3,852,418
1,442,573	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.04%, 08/25/35(l)	1,273,614
8,190,362	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.36%, 02/25/36(l)	8,166,365
1,416,051	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.96%, 05/25/47(l)	1,208,910
7,986,099	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4,Class 12A1, 5.46%, 05/25/37(l)	7,031,457
4,538,535	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 4.79%, 11/25/35(l)	3,450,435
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,455,612	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.61%, 04/25/36(l)	3,289,850
8,831,860	Bear Stearns Alt-A Trust, Series 2006-6, Class 1A1, 0.49%, 11/25/36(l)	6,585,247
4,475,505	Bear Stearns Mortgage Funding Trust, Series 2006-SL3, Class A, 0.49%, 10/25/36(l)	8,267,161
4,374,638	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, 0.47%, 11/25/36(l)	8,160,035
2,000,000	BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.13%, 07/01/21(i)(l)	2,067,820
781,517	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.73%, 05/25/35(l)	768,746
875,591	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.28%, 06/25/36(l)	799,046
7,785,826	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(i)	6,349,320
1,072,884	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,015,672
4,439,803	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	3,846,756
2,669,778	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.47%, 08/25/35(l)	2,285,791
5,358,749	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.48%, 08/25/35(l)	4,154,408
8,417,750	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.52%, 09/25/35(l)	7,326,389
3,401,839	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.46%, 12/25/35(l)	2,847,418
242,292	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.11%, 12/25/35(l)	217,681
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.62%, 04/25/35(l)	5,362,905
4,342,070	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.62%, 05/25/35(l)	3,626,262
2,266,065	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,011,643

85

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,538,300	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.52%, 05/25/36(l)	4,305,921
3,871,596	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,114,111
7,591,099	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,556,895
3,785,507	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,686,075
2,928,250	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.52%, 06/25/36(l)	2,046,695
2,928,250	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.98%, 06/25/36(l)	759,644
3,018,615	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,774,476
1,177,681	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,063,244
3,076,460	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.57%, 03/25/36(l)	2,044,536
8,641,528	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	7,331,775
1,786,007	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,572,663
3,220,278	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,719,982
2,332,644	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,948,709
37,868	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	32,970
2,774,799	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,341,245
6,344,799	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	5,353,443
508,596	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	463,850
1,442,935	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.57%, 05/25/36(l)	1,075,760
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,418,241	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	6,227,950
6,312,830	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.17%, 11/20/36(l)	4,490,929
12,822,092	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.36%, 08/25/46(l)	9,691,681
11,587,206	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, 1.84%, 11/25/46(l)	9,885,949
7,412,846	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.36%, 11/25/46(l)	5,914,398
9,064,369	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 0.96%, 11/25/46(l)	6,764,140
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.45%, 10/25/46(l)	2,068,041
6,973,324	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.29%, 12/25/46(l)	6,026,919
2,603,317	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.35%, 02/20/47(l)	1,919,012
9,361,481	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.36%, 03/20/47(l)	7,373,814
3,989,220	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.33%, 02/25/47(l)	3,355,592
3,330,768	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.38%, 05/25/36(l)	2,674,277
12,369,600	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.38%, 07/25/46(l)	9,086,671
9,553,406	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 1.94%, 06/25/46(l)	8,278,447
17,156,482	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.36%, 07/25/46(l)	13,845,298
10,734,182	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.35%, 11/25/36(l)	9,774,632
7,055,966	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.29%, 11/25/36(l)	6,477,412
4,230,353	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	3,537,180

86

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,260,999	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	3,622,820
2,202,852	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,850,156
63,150	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	53,039
7,628,701	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	6,149,397
7,462,530	Countrywide Alternative Loan Trust, Series 2007-23CB, Class A1, 6.00%, 09/25/37	6,476,484
7,941,049	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	6,990,537
2,099,411	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,766,665
7,286,093	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.52%, 03/25/47(l)	6,704,765
5,378,578	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 5.45%, 11/25/36	4,748,010
7,552,866	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 0.95%, 03/25/47(l)	5,605,367
5,951,673	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.30%, 03/25/47(l)	3,989,865
3,401,984	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,824,984
5,121,435	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.50%, 01/25/36(l)	4,612,999
1,588,181	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	1,548,487
30,796	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A2, 6.00%, 05/25/36	28,391
4,630,561	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.38%, 03/20/36(l)	4,234,611
41,801	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	41,266
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$14,067,619	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.07%, 04/25/46(l)	7,907,029
6,166,109	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.37%, 04/25/46(l)	5,371,168
2,494,255	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.59%, 07/25/36(i)(l)	2,271,086
5,252,297	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	4,766,402
5,672,586	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.66%, 04/25/37(l)	5,068,115
711,346	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	673,050
4,704,951	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	4,739,514
5,309	Credit Suisse Mortgage Capital Certificates, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(i)	4,654
965,193	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.69%, 01/27/36(i)(l)	953,714
2,621,264	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 07/25/36(i)(l)	2,648,029
3,025,742	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 2.61%, 05/27/36(i)(l)	3,022,949
1,345,156	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.44%, 05/27/36(i)(l)	1,337,614
2,898,580	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.61%, 08/25/46(i)(l)	2,846,722
3,483,805	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.79%, 08/28/36(i)(l)	3,368,091
8,600,908	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 2.88%, 06/26/47(i)(l)	8,706,845
4,663,335	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 15.48%, 04/27/37(i)(l)	3,715,195
3,931,838	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, 0.31%, 08/25/37(l)	3,291,853

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,827,057	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, 0.88%, 04/25/47(l)	3,275,505
6,000,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.17%, 07/25/24(l)	5,377,848
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3, 3.92%, 09/25/24(l)	2,328,250
1,471,704	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.96%, 11/19/35(l)	1,373,872
6,858,675	GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.39%, 06/25/37(l)	5,788,550
7,867,603	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.52%, 01/25/35(i)(l)	6,592,288
2,810,492	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.52%, 01/25/36(i)(l)	2,369,292
1,390,617	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.62%, 01/25/35(l)	1,398,495
2,344,102	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.67%, 05/25/35(l)	2,271,824
741,591	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.59%, 10/25/35(l)	735,967
4,703,241	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.69%, 09/25/35(l)	4,729,099
789,437	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	765,170
1,686,947	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	1,668,981
2,533,396	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.80%, 01/25/36(l)	2,297,435
2,390,571	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	2,158,707
6,377,366	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.62%, 08/19/36(l)	5,121,841
5,218,488	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.44%, 10/25/35(l)	4,630,923
2,465,189	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.20%, 04/25/37(l)	1,835,565
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,083,654	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.35%, 12/25/36(l)	2,662,776
1,899,382	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.77%, 04/25/47(l)	1,484,149
69,282,716	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 3.80%, 07/25/47	6,235,444
40,816	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.71%, 11/25/37(l)	38,829
4,931,248	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.69%, 06/25/36(l)	3,595,526
5,250,331	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 2.55%, 04/25/36(l)	4,100,634
6,439,352	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 2.92%, 01/25/37(l)	5,270,146
13,542,323	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.38%, 11/25/36(l)	11,827,770
1,554,319	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.23%, 03/25/37(l)	1,521,210
6,239,854	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.32%, 03/25/37(l)	5,778,011
6,384,621	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.01%, 10/25/37(l)	5,044,036
788,411	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	767,946
9,528,938	Lehman XS Trust, Series 2006-12N, Class A31A, 0.37%, 08/25/46(l)	7,295,050
6,479,494	Lehman XS Trust, Series 2007-20N, Class A1, 1.32%, 12/25/37(l)	4,620,047
4,859,362	LSTAR Securities Investment Trust, Series 2014-1, 3.27%, 09/01/21(i)(l)	4,866,055
4,666,000	LSTAR Securities Investment Trust, Series 2015-2, Class A, 2.17%, 01/01/20(i)(l)	4,595,867
1,554,203	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.28%, 07/25/35(l)	1,334,537
4,579,216	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.66%, 05/25/36(l)	3,713,222
1,877,129	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	1,668,533

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$13,482,125	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.40%, 05/26/37(i)(l)	8,663,022
12,490,123	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(l)	6,930,745
7,101,277	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(i)	7,135,725
3,071,937	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(i)	3,025,830
2,134,026	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,769,035
1,774,125	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.50%, 04/25/37(l)	1,135,089
2,719,413	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.00%, 11/25/35(l)	2,506,013
387,426	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	352,541
8,423,031	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.52%, 08/25/36(l)	7,321,972
4,795,175	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.45%, 05/25/35(l)	4,195,534
5,966,151	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.15%, 08/25/35(l)	5,458,557
4,706,272	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.55%, 10/25/36(l)	3,498,939
8,387,406	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.63%, 10/25/36(l)	5,992,449
1,006,943	Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.45%, 02/25/36(l)	814,327
8,029,412	Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.40%, 02/25/36(l)	6,482,955
4,306,294	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.35%, 09/25/47(l)	3,687,708
5,501,157	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.39%, 05/25/46(l)	3,075,526
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,033,751	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.52%, 06/25/35(i)(l)	5,683,651
812,309	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.57%, 02/25/37(l)	701,167
3,424,631	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.74%, 04/25/37(l)	2,884,361
1,190,217	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.82%, 04/25/37(l)	920,016
6,132,426	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 06/25/47(l)	5,980,519
240,496	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.34%, 12/25/35(l)	228,004
9,079,621	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR17, Class A1A1, 0.44%, 12/25/45(l)	8,386,056
127,743	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 2.23%, 09/25/36(l)	114,294
4,092,648	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A, 0.85%, 01/25/47(l)	3,349,443
9,587,951	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.92%, 01/25/47(l)	8,625,216
6,533,347	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.11%, 02/25/46(l)	6,156,288
2,696,546	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.10%, 07/25/37(l)	2,283,384
5,678,585	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 0.88%, 05/25/47(l)	4,839,160
2,551,396	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,301,099
5,863,787	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,280,314

89

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,724,082	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.07%, 08/25/46(l)	1,865,304
763,917	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.61%, 07/25/36(l)	757,429
1,420,149	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.60%, 04/25/36(l)	1,388,131
		703,637,951
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
3,000,000	Carefree Portfolio Trust, Series 2014-CARE, Class E, 4.17%, 11/15/19(i)(l)	2,994,840
1,500,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.14%, 11/15/19(i)(l)	1,502,768
7,000,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.42%, 12/15/27(i)(l)	7,004,522
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class D, 4.29%, 01/10/23(i)(l)	977,152
3,000,000	Commercial Mortgage Trust, Series 2013-FL3, Class RGC2, 4.50%, 10/13/28(i)(l)	2,996,250
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.32%, 08/15/27(i)(l)	1,996,720
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 2.61%, 08/15/27(i)(l)	4,275,245
3,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.07%, 07/15/31(i)(l)	2,986,302
1,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.12%, 07/31/31(i)(l)	979,825
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class D, 5.62%, 05/15/45(l)	4,039,936
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.07%, 02/12/51(l)	5,715,529
1,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.17%, 02/12/51(i)(l)	1,012,097
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 6.39%, 10/15/19(i)(l)	2,986,199
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.86%, 06/15/38(l)	5,202,190
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(l)	4,135,168
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.94%, 02/15/51(l)	3,511,372
3,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 03/15/47(i)(l)	2,847,213
		55,163,328
Total Non-Agency Mortgage-Backed Securities (Cost $694,030,488)		758,801,279

U.S. GOVERNMENT AGENCIES — 43.4%
Federal Farm Credit Bank — 0.2% 10,000,000 0.06%, 02/09/15(o)		9,999,893
Federal Home Loan Bank — 43.2%
144,600,000	0.06%, 02/02/15(o)	144,600,000
45,000,000	0.06%, 02/03/15(o)	44,999,925
299,900,000	0.07%, 02/04/15(o)	299,899,215
625,000	0.06%, 02/04/15(o)	624,998
135,300,000	0.06%, 02/05/15(o)	135,299,262
46,650,000	0.05%, 02/06/15(o)	46,649,783
850,000	0.05%, 02/06/15(o)	849,995
111,900,000	0.07%, 02/09/15(o)	111,898,796
1,425,000	0.04%, 02/09/15(o)	1,424,989
475,000	0.05%, 02/09/15(o)	474,995
2,400,000	0.05%, 02/10/15(o)	2,399,987
300,000	0.05%, 02/10/15(o)	299,997
212,200,000	0.05%, 02/11/15(o)	212,197,208
5,000,000	0.05%, 02/11/15(o)	4,999,938
251,425,000	0.06%, 02/13/15(o)	251,420,542
3,000,000	0.07%, 02/13/15(o)	2,999,940
275,000	0.06%, 02/13/15(o)	274,995
12,475,000	0.06%, 02/17/15(o)	12,474,691
1,275,000	0.06%, 02/17/15(o)	1,274,971
243,975,000	0.03%, 02/18/15(o)	243,968,045
5,000,000	0.05%, 02/18/15(o)	4,999,889
2,175,000	0.03%, 02/18/15(o)	2,174,971
287,000,000	0.05%, 02/20/15(o)	286,993,887
93,000,000	0.04%, 02/27/15(o)	92,997,417
220,000,000	0.05%, 03/03/15(o)	219,991,461

90

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$18,000,000	0.06%, 03/03/15(o)	17,999,203
85,000,000	0.05%, 03/04/15(o)	84,996,813
3,865,000	0.09%, 03/06/15(o)	3,864,597
95,000,000	0.11%, 03/16/15(o)	94,992,923
2,950,000	0.13%, 03/18/15(o)	2,949,531
24,965,000	0.04%, 03/19/15(o)	24,963,752
3,970,000	0.04%, 03/19/15(o)	3,969,802
5,300,000	0.05%, 03/20/15(o)	5,299,661
22,500,000	0.03%, 03/23/15(o)	22,499,081
19,000,000	0.08%, 03/27/15(o)	18,998,036
63,035,000	0.05%, 04/01/15(o)	63,030,714
10,030,000	0.05%, 04/01/15(o)	10,029,318
4,355,000	0.09%, 04/24/15(o)	4,354,586
		2,484,137,914
Total U.S. Government Agencies (Cost $2,494,136,147)		2,494,137,807

Shares
CASH SWEEP — 2.7%
UNITED STATES — 2.7%
153,342,241	Citibank - US Dollars on Deposit in Custody Account, 0.02%(p)	153,342,241
Total Cash Sweep (Cost $153,342,241)		153,342,241
TOTAL INVESTMENTS — 101.4% (Cost $5,766,784,060)(a)		5,825,481,017

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(81,459,572)
NET ASSETS — 100.0%		$5,744,021,445

Contracts		Value
CALL OPTIONS WRITTEN — 0.0%
(1,500)	Citigroup, Inc., Strike $52.50, Expires 05/15/15	(109,500)
(33)	Inteliquent, Inc., Strike $10.00, Expires 03/20/15	(24,420)
(2,500)	iShares MSCI Germany ETF, Strike $32.00, Expires 01/15/16	(175,000)
(1,000)	Kellogg Co., Strike $62.50, Expires 03/20/15	(410,000)
(1,000)	Medtronic Plc, Strike $80.00, Expires 08/21/15	(162,000)
(500)	Medtronic Plc, Strike $82.50, Expires 08/21/15	(57,000)
(1,250)	Valero Energy Corp., Strike $47.50, Expires 03/20/15	(762,500)
(1,250)	Vanguard FTSE Europe ETF, Strike $60.00, Expires 03/20/15	(12,500)

Contracts		Value
(600)	Walgreen Co., Strike $57.50, Expires 01/15/16	$(1,059,000)
Total Call Options Written (Premiums received $(2,365,644))		(2,771,920)

PUT OPTIONS WRITTEN — 0.0%
(75)	S&P 500 Index, Strike $1,950.00, Expires 04/17/15	(398,250)
Total Put Options Written (Premiums received $(337,422))		(398,250)

Contracts/
Notional
Amount ($)		Value
STRUCTURED OPTIONS — 1.5%
153,280	ConocoPhillips, One purchased call strike 66.54, One written call strike 75.03, One written put strike 65.24 with a barrier level strike of 42.41, Expires 02/19/16, Broker Bank of America N.A.	(623,686)
$5,000,000	DAXK Index, One purchased call strike 4,371.42, One written call strike 5,027.13, One written put strike 4,371.42 with a barrier level strike of 3,059.99, Expires 02/20/15, Broker Citibank N.A.	733,934
3,295	DAXK Index, One purchased call strike 4,553.00, One written call strike 5,190.42, One written put strike 4,553.00 with a barrier level strike of 3,505.81, Expires 12/18/15, Broker Goldman Sachs International	1,137,179
$29,600,000	DAXK Index, One purchased call strike 4,619.50, One written call strike 31.5401 on iShares MSCI Germany ETF, One written put strike 28.1608 with a barrier level strike of 22.529 on iShares MSCI Germany ETF ($20,000,000 notional amount), Expires 02/20/15, Broker JPMorgan Chase Bank N.A.(q)	5,556,892
1,607	DAXK Index, One purchased call strike 4,666.16, One written put strike 4,666.16 with a barrier level strike of 4,003.565, Expires 09/18/15, Broker JPMorgan Chase Bank N.A.	1,225,282

91

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
2,113	DAXK Index, One purchased call strike 4,731.94, One written call strike 5,347.0922, One written put strike 4,731.94 with a barrier level strike of 3,596.27, Expires 12/18/15, Broker JPMorgan Chase Bank N.A.	$600,385
2,107	DAXK Index, One purchased call strike 4,746.018, One written put strike 4,746.018 with a barrier level strike of 4,098.187, Expires 10/16/15, Broker JPMorgan Chase Bank N.A.	1,453,275
4,986	DAXK Index, One purchased call strike 4,753.3908, One written call strike 4,991.0603, One written put strike 4,753.3908 with a barrier level strike of 4,373.12 (1,578 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(r)	705,520
3,182	DAXK Index, One purchased call strike 4,879.00, One written call strike 5,318.11, One written put strike 4,879.00 with a barrier level strike of 4,439.89 (1,537 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	1,049,707
4,347	DAXK Index, One purchased call strike 4,882.4585, One written call strike 5,273.0552, One written put strike 4,882.4585 with a barrier level strike of 4,394.213 (1,536 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	1,175,289
7,378	DAXK Index, One purchased call strike 4,947.294, One written call strike 5,145.1858, One written put strike 4,947.294 with a barrier level strike of 4,551.5105 (2,021 contracts), Expires 08/21/15, Broker Citibank N.A.(r)	752,311
4,014	DAXK Index, One purchased call strike 4,982.70, One written call strike 5,630.451, One written put strike 4,982.70 with a barrier level strike of 3,737.025, Expires 05/15/15, Broker Goldman Sachs International	1,432,827
Contracts/ Notional Amount ($)		Value
10,000	DAXK Index, One purchased call strike 5,296.20, One written put strike 5,296.20 with a barrier level strike of 4,594.45, Expires 05/15/15, Broker BNP Paribas SA	$377,369
2,284	DAXK Index, One purchased call strike 5,527.0937, One purchased put strike 5,417.6463, One written put strike 5,472.37 with a barrier level strike of 4,695.29 (4,568 contracts), Expires 06/19/15, Broker JPMorgan Chase Bank N.A.(r)	(79,524)
1,821	DAXK Index, One purchased call strike 5,544.90, One purchased put strike 5,435.10, One written put strike 5,490.00 with a barrier level strike of 4,661.01 (3,643 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	(106,942)
2,251	DAXK Index, One purchased call strike 5,607.9745, One purchased put strike 5,496.9255, One written put strike 5,552.45 with a barrier level strike of 4,705.7014 (4,503 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	(216,339)
2,770	DAXK Index, One purchased call strike 6,552.855, One written call strike 7,077.0834, One written put strike 6,552.855 with a barrier level strike of 5,897.57 (1,145 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank N.A.(r)	(145,903)
$5,000,000	EUR/MXN foreign exchange rate, One purchased call strike 17.75, One written put strike 20.10, Expires 02/23/16, Broker Bank of America N.A.	323,747
$24,300,000	EUR/USD foreign exchange rate, One purchased call strike 1.12, One written call strike 1.05, One written put strike 1.12 with a barrier level strike of 1.17 ($10,000,000 notional amount), Expires 02/24/16, Broker Bank of America N.A.(q)	(70,463)

92

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$27,050,000	EUR/USD foreign exchange rate, One purchased call strike 1.15, One written call strike 1.08, One written put strike 1.15 with a barrier level strike of 1.20 ($10,000,000 notional amount), Expires 02/16/16, Broker Goldman Sachs International(q)	$254,198
$21,800,000	EUR/USD foreign exchange rate, One purchased call strike 1.225, One written call strike 1.15, One written put strike 1.225 with a barrier level strike of 1.27 ($10,000,000 notional amount), Expires 01/18/16, Broker Bank of America N.A.(q)	704,670
$42,600,000	EUR/USD foreign exchange rate, One purchased call strike 1.25, One written call strike 1.17, One written put strike 1.25 with a barrier level strike of 1.29 ($25,000,000 notional amount), Expires 10/05/15, Broker Bank of America N.A.(q)	1,880,961
$49,750,000	EUR/USD foreign exchange rate, One purchased call strike 1.27, One written call strike 1.19, One written put strike 1.269 with a barrier level strike of 1.31 ($30,000,000 notional amount), Expires 09/28/15, Broker Bank of America N.A.(q)	2,370,388
$29,600,000	EUR/USD foreign exchange rate, One purchased call strike 1.27, One written call strike 1.20, One written put strike 1.27 with a barrier level strike of 1.31 ($20,000,000 notional amount), Expires 10/05/15, Broker Bank of America N.A.(q)	1,228,366
$26,475,000	EUR/USD foreign exchange rate, One purchased put strike 1.24, One written put strike 1.16, One written call strike 1.24 with a barrier level strike of 1.29 ($15,000,000 notional amount), Expires 12/07/15, Broker JPMorgan Chase Bank N.A.(q)	1,006,333
Contracts/ Notional Amount ($)		Value
$42,500,000	EUR/USD foreign exchange rate, One purchased put strike 1.25, One written put strike 1.17, One written call strike 1.25 with a barrier level strike of 1.28 ($25,000,000 notional amount), Expires 11/02/15, Broker JPMorgan Chase Bank N.A.(q)	$1,767,564
$16,600,000	EUR/USD foreign exchange rate, One purchased put strike 1.255, One written put strike 1.17, One written call strike 1.255 with a barrier level strike of 1.29 ($10,000,000 notional amount), Expires 12/15/15, Broker JPMorgan Chase Bank N.A.(q)	709,933
$43,100,000	EUR/USD foreign exchange rate, One purchased put strike 1.26, One written put strike 1.20, One written call strike 1.26 with a barrier level strike of 1.30 ($20,000,000 notional amount), Expires 10/01/15, Broker JPMorgan Chase Bank N.A.(q)	1,515,224
$25,100,000	EUR/USD foreign exchange rate, One purchased put strike 1.27, One written put strike 1.20, One written call strike 1.27 with a barrier level strike of 1.31 ($15,000,000 notional amount), Expires 11/09/15, Broker JPMorgan Chase Bank N.A.(q)	999,636
$16,900,000	EUR/USD foreign exchange rate, One purchased put strike 1.28, One written put strike 1.21, One written call strike 1.28 with a barrier level strike of 1.33 ($10,000,000 notional amount), Expires 11/16/15, Broker Goldman Sachs International(q)	696,683
$61,750,000	EUR/USD foreign exchange rate, One purchased put strike 1.355, One written put strike 1.28, One written call strike 1.355 with a barrier level strike of 1.39 ($35,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	2,981,303

93

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$23,700,000	EUR/USD foreign exchange rate, One purchased put strike 1.365, One written put strike 1.29, One written call strike 1.365 with a barrier level strike of 1.40 ($15,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	$1,131,223
$16,500,000	EUR/USD foreign exchange rate, One purchased put strike 1.38, One written put strike 1.30, One written call strike 1.38 with a barrier level strike of 1.44 ($10,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	831,050
$39,300,000	EUR/USD foreign exchange rate, One purchased put strike 1.39, One written put strike 1.29, One written call strike 1.395 with a barrier level strike of 1.445 ($30,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	2,473,985
$42,250,000	EUR/USD foreign exchange rate, One purchased put strike 1.39, One written put strike 1.30, One written call strike 1.39 with a barrier level strike of 1.44 ($30,000,000 notional amount), Expires 04/17/15, Broker Goldman Sachs International(q)	2,374,786
$10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, One written put strike 2,595.70 with a barrier level strike of 1,491.2297, Expires 01/16/15, Broker Citibank N.A.	3,032,557
3,839	Euro STOXX 50 Index, One purchased call strike 2,605.00, Expires 01/19/18, One written put strike 2,605.00 with a barrier level strike of 1,439.2630, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	2,969,191
Contracts/ Notional Amount ($)		Value
3,764	Euro STOXX 50 Index, One purchased call strike 2,657.00, Expires 01/19/18, One written put strike 2,657.00 with a barrier level strike of 1,554.3450, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	$2,786,882
5,516	Euro STOXX 50 Index, One purchased call strike 2,719.48, Expires 02/16/18, One written put strike 2,719.48 with a barrier level strike of 1,706.4740, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	3,884,452
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, One written put strike 2,725.10 with a barrier level strike of 2,125.58, Expires 12/16/16, Broker Goldman Sachs International	3,349,182
$10,000,000	Euro STOXX 50 Index, One purchased call strike 2,730.95, Expires 05/18/18, One written put strike 2,730.95 with a barrier level strike of 1,768.29, Expires 05/15/15, Broker JPMorgan Chase Bank N.A.	2,459,084
$7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, One written put strike 2,797.2047 with a barrier level strike of 2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(q)	1,572,964
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, One written put strike 2,810.00 with a barrier level strike of 1,968.00, Expires 06/19/15, Broker Goldman Sachs International	3,922,308
3,326	Euro STOXX 50 Index, One purchased call strike 2,976.76, One written put strike 3,006.83 with a barrier level strike of 2,540.77 (100,006 contracts), Expires 09/18/15, Broker BNP Paribas SA(r)	1,114,661

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
13,414	Euro STOXX 50 Index, One purchased call strike 3,041.57, One written call strike 3,224.0642, One written put strike 3,041.57 with a barrier level strike of 2,767.83 (3,945 contracts), Expires 01/15/16, Broker JPMorgan Chase Bank N.A.(r)	$933,009
3,285	Euro STOXX 50 Index, One purchased call strike 3,044.06, One written call strike 3,226.70, One written put strike 3,044.06 with a barrier level strike of 2,770.09, Expires 09/18/15, Broker BNP Paribas SA	816,638
7,703	Euro STOXX 50 Index, One purchased call strike 3,115.70, One written call strike 3,364.956, One written put strike 3,115.70 with a barrier level strike of 2,804.13 (3,210 contracts), Expires 02/20/15, Broker JPMorgan Chase Bank N.A.(r)	1,441,766
7,236	Euro STOXX 50 Index, One purchased call strike 3,171.437, One written call strike 3,361.7232, One written put strike 3,171.437 with a barrier level strike of 2,917.722 (2,365 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(r)	422,586
12,142	Euro STOXX 50 Index, One purchased call strike 3,197.60, One written call strike 3,421.432, One written put strike 3,197.60 with a barrier level strike of 2,941.792 (4,691 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	754,153
3,125	Euro STOXX 50 Index, One purchased call strike 3,200.00, One written call strike 3,616.00, One written put strike 3,200.00 with a barrier level strike of 2,400.00, Expires 01/15/16, Broker BNP Paribas SA	85,239
Contracts/ Notional Amount ($)		Value
11,174	Euro STOXX 50 Index, One purchased call strike 3,248.70, One written call strike 3,443.62, One written put strike 3,248.70 with a barrier level strike of 2,956.32 (3,694 contracts), Expires 12/18/15, Broker Credit Suisse International(r)	$298,140
7,266	Euro STOXX 50 Index, One purchased call strike 3,275.6719, One written call strike 3,537.7257, One written put strike 3,275.6719 with a barrier level strike of 3,013.618 (3,053 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	353,044
3,830	Euro STOXX 50 Index, One purchased call strike 3,296.2562, One purchased put strike 3,230.9838, One written put strike 3,263.62 with a barrier level strike of 2,814.8723 (7,660 contracts), Expires 03/15/15, Broker Goldman Sachs International(r)	284,366
3,696	Euro STOXX 50 Index, One purchased call strike 3,415.82, One written put strike 3,348.18, One written put strike 3,382.00 with a barrier level strike of 2,874.70, Expires 06/19/15, Broker BNP Paribas SA	(142,044)
6,381	Euro STOXX 50 Index, One purchased put strike 3,102.7962, One written put strike 2,946.0893, One written call strike 3,134.1376 with a barrier level strike of 3,478.8927, Expires 03/20/15, Broker Goldman Sachs International	(992,188)
7,969	Euro STOXX 50 Index, One purchased put strike 3,105.6443, One written put strike 2,948.7936, One written call strike 3,137.0144 with a barrier level strike of 3,380.133, Expires 02/20/15, Broker Goldman Sachs International	(1,325,315)

95

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
3,691	Euro STOXX 50 Index, One purchased put strike 3,251.40, One written call strike 3,251.40 with a barrier level strike of 2,771.82, Expires 12/18/15, Broker JPMorgan Chase Bank N.A.	$345,465
72,993	Euro STOXX Banks Index, One purchased call strike 137.00, One written call strike 150.70, One written put strike 137.00 with a barrier level strike of 114.395, Expires 04/17/15, Broker Bank of America N.A.	(470,366)
54,677	Euro STOXX Banks Index, One purchased call strike 137.17, One written call strike 150.887, One written put strike 137.17 with a barrier level strike of 116.59, Expires 05/15/15, Broker JPMorgan Chase Bank N.A.	(527,764)
166,655	Euro STOXX Banks Index, One purchased call strike 139.21, One written call strike 146.17, One written put strike 139.21 with a barrier level strike of 126.68 (35,917 contracts), Expires 09/18/15, Broker Citibank N.A.(r)	(238,493)
113,137	Euro STOXX Banks Index, One purchased call strike 141.117, One written call strike 159.462, One written put strike 141.117 with a barrier level strike of 104.427, Expires 11/20/15, Broker Bank of America N.A.	(1,833,564)
323,014	Euro STOXX Banks Index, One purchased call strike 141.48, One written call strike 145.017, One written put strike 141.48 with a barrier level strike of 131.576 (35,341 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	(339,104)
83,205	Euro STOXX Banks Index, One purchased call strike 142.40, One written call strike 162.336, One written put strike 142.40 with a barrier level strike of 105.376, Expires 11/20/15, Broker Bank of America N.A.	(1,450,461)
Contracts/ Notional Amount ($)		Value
350,386	Euro STOXX Banks Index, One purchased call strike 143.4131, One written call strike 147.7155, One written put strike 143.4131 with a barrier level strike of 129.0718 (52,296 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	$(564,496)
83,131	Euro STOXX Banks Index, One purchased call strike 144.35, One written put strike 144.35 with a barrier level strike of 118.73, Expires 07/17/15, Broker JPMorgan Chase Bank N.A.	(1,258,664)
370,271	Euro STOXX Banks Index, One purchased call strike 146.3791, One written call strike 150.7705, One written put strike 146.3791 with a barrier level strike of 133.205 (51,237 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	(747,304)
34,025	Euro STOXX Banks Index, One purchased call strike 146.95, One written call strike 158.71, One written put strike 146.95 with a barrier level strike of 133.72, Expires 04/17/15, Broker BNP Paribas SA	(478,063)
428,179	Euro STOXX Banks Index, One purchased call strike 148.3023, One written call strike 152.0099, One written put strike 148.3023 with a barrier level strike of 133.4721 (50,572 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	(842,300)
214,286	Euro STOXX Banks Index, One purchased call strike 149.45, One written call strike 156.92, One written put strike 149.45 with a barrier level strike of 134.51 (50,184 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(913,402)
130,109	Euro STOXX Banks Index, One purchased call strike 153.91, One written call strike 167.76, One written put strike 153.91 with a barrier level strike of 138.52 (48,730 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(1,139,338)

96

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
173,114	Euro STOXX Banks Index, One purchased call strike 155.10, One written call strike 165.96, One written put strike 155.10 with a barrier level strike of 139.59 (48,356 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	$(1,099,778)
87,992	Euro STOXX Banks Index, One purchased call strike 157.40, One written call strike 171.566, One written put strike 157.40 with a barrier level strike of 143.234 (31,766 contracts), Expires 08/15/15, Broker Citibank N.A.(r)	(820,041)
157,737	Euro STOXX Banks Index, One purchased call strike EUR 159.76, One written call strike EUR 175.74, One written put strike EUR 159.76 with a barrier level strike of EUR 146.98 (62,594 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(1,904,581)
121,242	Euro STOXX Banks Index, One purchased put strike 122.4828, One written put strike 115.0596, One written call strike 123.72 with a barrier level strike of 151.557, Expires 03/20/15, Broker Goldman Sachs International	(339,047)
117,878	Euro STOXX Banks Index, One purchased put strike 125.9775, One written put strike 118.3425, One written call strike 127.25 with a barrier level strike of 155.245, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	1,626
156,495	Euro STOXX Banks Index, One purchased put strike 126.522, One written put strike 118.854, One written call strike 127.80 with a barrier level strike of 157.833, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	111,886
111,483	Euro STOXX Banks Index, One purchased put strike 133.2045, One written put strike 125.1315, One written call strike 134.55 with a barrier level strike of 157.154, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	401,516
Contracts/ Notional Amount ($)		Value
73,584	Euro STOXX Banks Index, One purchased put strike 134.541, One written put strike 126.387, One written call strike 135.90 with a barrier level strike of 165.458, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	$255,308
114,247	Exxon Mobil Corp, One purchased call strike 90.16, One written call strike 96.28, One written put strike 87.53 with a barrier level strike of 59.52, Expires 03/18/16, Broker Bank of America N.A.	(532,415)
162,780	Exxon Mobil Corp, One purchased call strike 93.992, One written call strike 101.3639, One written put strike 92.149 with a barrier level strike of 64.5043, Expires 02/19/16, Broker Goldman Sachs International	(1,120,073)
2,860	FTSE 100 Index, One purchased call strike 6,609.07, One written call strike 7,005.61, One written put strike 6,609.07 with a barrier level strike of 6,014.25 (1,135 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	422,069
2,402	FTSE 100 Index, One purchased call strike 6,776.15, One written call strike 7,250.4805, One written put strike 6,776.15 with a barrier level strike of 6,098.535 (1,107 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	133,391
2,869	FTSE 100 Index, One purchased call strike 6,797.00, One written call strike 7,408.73, One written put strike 6,797.00 with a barrier level strike of 6,253.24 (1,471 contracts), Expires 02/20/15, Broker Citibank N.A.(r)	119,839
1,044	FTSE MIB Borsa Italiana Index, One purchased call strike 19,159.00, One written call strike 20,116.95, One written put strike 19,159.00 with a barrier level strike of 17,434.69 (261 contracts), Expires 08/21/15, Broker Barclays Plc(r)	343,808

97

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
1,487	FTSE MIB Borsa Italiana Index, One purchased call strike 20,534.67, One written call strike 21,561.4035, One written put strike 20,534.67 with a barrier level strike of 18,891.8964 (365 contracts), Expires 09/18/15, Broker Goldman Sachs International(r)	$108,603
1,672	FTSE MIB Borsa Italiana Index, One purchased call strike 20,942.77, One written call strike 21,780.48, One written put strike 20,942.77 with a barrier level strike of 19,267.35 (358 contracts), Expires 08/21/15, Broker Barclays Plc(r)	(61,473)
828	FTSE MIB Index, One purchased put strike 17,942.2155, One written put strike 16,854.8085, One written call strike 18,123.45 with a barrier level strike of 21,603.152, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	(1,532,399)
$13,900,000	GBP/USD foreign exchange rate, One purchased put strike 1.60, One written put strike 1.50, One written call strike 1.60 with a barrier level strike of 1.66 ($10,000,000 notional amount), Expires 10/23/15, Broker JPMorgan Chase Bank N.A.(q)	408,917
1,898	IBEX 35 Index, One purchased call strike 10,154.11, One written call strike 11,169.521, One written put strike 10,154.11 with a barrier level strike of 9,341.7812 (739 contracts), Expires 05/15/15, Broker Goldman Sachs Group, Inc.(r)	559,662
2,212	IBEX 35 Index, One purchased call strike 10,169.84, One written call strike 10,881.7, One written put strike 10,169.84 with a barrier level strike of 9,152.86 (737 contracts), Expires 02/20/15, Broker Citibank N.A.(r)	793,329
Contracts/ Notional Amount ($)		Value
2,291	IBEX 35 Index, One purchased call strike 10,214.73, One written call strike 11,236.203, One written put strike 10,214.73 with a barrier level strike of 9,193.257 (979 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	$783,301
1,305	IBEX 35 Index, One purchased call strike 10,345.30, One written call strike 11,276.38, One written put strike 10,345.30 with a barrier level strike of 9,310.77 (483 contracts), Expires 05/15/15, Broker Credit Suisse International(r)	275,460
1,586	IBEX 35 Index, One purchased call strike 10,464.00, One written call strike 11,196.48, One written put strike 10,464.00 with a barrier level strike of 9,417.60 (478 contracts), Expires 05/15/15, Broker Credit Suisse International(r)	227,834
474	IBEX 35 Index, One purchased call strike 10,542.37, One written call strike 10,805.9293, One written put strike 10,542.37 with a barrier level strike of 9,698.9804, Expires 08/21/15, Broker BNP Paribas SA	67,391
2,036	IBEX 35 Index, One purchased call strike 10,607.50, One written call strike 11,350.03, One written put strike 10,607.50 with a barrier level strike of 9,546.75 (707 contracts), Expires 04/17/15, Broker Citigbank N.A.(r)	273,810
936	IBEX 35 Index, One purchased call strike 10,792.86, One purchased put strike 10,579.14, One written put strike 10,686.00 with a barrier level strike of 9,350.25 (1,872 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(285,581)

98

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
2,170	IBEX 35 Index, One purchased call strike 11,061.80, One written call strike 12,057.36, One written put strike 11,061.80 with a barrier level strike of 10,176.86 (904 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	$(364,174)
2,555	IBEX 35 Index, One purchased call strike 11,194.81, One written call strike 12,090.3948, One written put strike 11,194.81 with a barrier level strike of 10,299.225 (893 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	(496,015)
1,457	IBEX 35 Index, One purchased put strike 10,192.5648, One written put strike 9,574.8336, One written call strike 10,295.52 with a barrier level strike of 11,283.89, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	33,996
1,516	IBEX 35 Index, One purchased put strike 9,792.486, One written put strike 9,199.002, One written call strike 9,891.40 with a barrier level strike of 11,261.359, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	(526,975)
1,763	IBEX 35 Index, One purchased put strike 9,825.9777, One written put strike 9,230.4639, One written call strike 9,925.23 with a barrier level strike of 11,314.7622, Expires 03/20/15, Broker Goldman Sachs International	(613,941)
151,791	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 32.94, One written call strike 37.5516, One written put strike 32.94 with a barrier level strike of 23.387, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	654,427
143,308	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 34.89, One written call strike 39.08, One written put strike 34.89 with a barrier level strike of 25.47, Expires 02/20/15, Broker UBS AG	1,173,109
Contracts/ Notional Amount ($)		Value
$7,500,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 38.5495, One written call strike 43.9464, One written put strike 38.5495 with a barrier level strike of 26.2137, Expires 02/20/15, Broker Citibank N.A.	$518,656
470,478	iShares MSCI EAFE Index Fund, One purchased call strike 63.765, One written put strike 64.4027 with a barrier level strike of 59.3015, Expires 04/17/15, Broker Goldman Sachs International	(878,036)
398,481	iShares MSCI EAFE Index Fund, One purchased call strike 64.8714, One written call strike 68.7637, One written put strike 64.8714 with a barrier level strike of 58.3843 (154,151 contracts), Expires 02/20/15, Broker Citibank N.A.(r)	(145,838)
327,627	iShares MSCI EAFE Index Fund, One purchased call strike 67.76, One written call strike 72.5032, One written put strike 67.76 with a barrier level strike of 60.984 (147,580 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	(566,698)
273,748	iShares MSCI Emerging Markets Index Fund, One purchased call strike 38.7217, One written call strike 42.5939, One written put strike 38.7217 with a barrier level strike of 35.2367 (129,127 contracts), Expires 02/20/15, Broker Goldman Sachs International(r)	221,185
399,013	iShares MSCI EMU ETF Index Fund, One purchased call strike 41.352, One written call strike 44.6602, One written put strike 41.352 with a barrier level strike of 37.6303 (181,370 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	(726,120)

99

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
572,867	iShares MSCI EMU ETF Index Fund, One purchased call strike 41.72, One written call strike 44.64, One written put strike 41.72 with a barrier level strike of 37.55 (239,693 contracts), Expires 02/20/15, Broker Credit Suisse International(r)	$(765,480)
262,030	iShares MSCI EMU ETF Index Fund, One purchased call strike 41.98, One written call strike 44.92, One written put strike 41.98 with a barrier level strike of 37.78 (119,104 contracts), Expires 03/20/15, Broker Credit Suisse International(r)	(442,704)
352,776	iShares MSCI Mexico Index Fund, One purchased call strike 70.1578, One written call strike 74.3673, One written put strike 70.1578 with a barrier level strike of 63.8436 (142,536 contracts), Expires 08/21/15, Broker Citibank N.A.(r)	(1,925,845)
724,597	iShares MSCI South Korea Index Fund, One purchased call strike 55.6861, One written call strike 59.0273, One written put strike 55.6861 with a barrier level strike of 50.6744 (269,367 contracts), Expires 01/15/16, Broker Citibank N.A.(r)	(70,412)
$14,700,000	iShares MSCI South Korea Index Fund, One purchased call strike 57.7534, One written call strike 68.865, One written put strike 57.7534 with a barrier level strike of 52.5556 ($5,000,000 notional amount), Expires 11/20/15, Broker Citibank N.A.(q)	(75,401)
283,056	iShares MSCI South Korea Index Fund, One purchased call strike 59.3522, One written call strike 64.6939, One written put strike 59.3522 with a barrier level strike of 54.011 (126,364 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank N.A.(r)	(237,711)
Contracts/
Notional
Amount ($)		Value
219,242	iShares MSCI South Korea Index Fund, One purchased call strike 62.26, One written call strike 66.00, One written put strike 62.26 with a barrier level strike of 56.66 (80,308 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	$(408,239)
321,538	iShares MSCI South Korea Index Fund, One purchased call strike 63.45, One written call strike 67.25, One written put strike 63.45 with a barrier level strike of 57.74 (118,212 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	(750,513)
313,189	iShares MSCI South Korea Index Fund, One purchased call strike 63.46, One written call strike 67.27, One written put strike 63.46 with a barrier level strike of 57.75 (118,185 contracts), Expires 09/18/15, Broker Bank of America N.A.(r)	(753,885)
66,129	iShares STOXX Europe Small 200 Index, One purchased call strike 222.2934, One written put strike 226.83 with a barrier level strike of 209.818, Expires 06/19/15, Broker JPMorgan Chase Bank N.A.	1,338,675
32,651	iShares STOXX Europe Small 200 Index, One purchased call strike 225.106, One written put strike 229.70 with a barrier level strike of 213.047, Expires 08/21/15, Broker JPMorgan Chase Bank N.A.	541,905
57,034	iShares STOXX Europe Small 200 Index, One purchased call strike 228.81, One written call strike 251.691, One written put strike 228.81 with a barrier level strike of 208.2171 (32,778 contracts), Expires 05/15/14, Broker Goldman Sachs International(r)	615,794

100

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
40,631	iShares STOXX Europe Small 200 Index, One purchased call strike 230.12, One written call strike 253.132, One written put strike 230.12 with a barrier level strike of 207.108 (21,728 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	$492,208
84,044	iShares STOXX Europe Small 200 Index, One purchased call strike 234.40, One written call strike 257.84, One written put strike 1,168.80 on Russell 2000 Index with a barrier level strike of 1,051.92 (8,556 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	869,781
35,571	iShares STOXX Europe Small 200 Index, One purchased call strike 237.55, One written call strike 258.9295, One written put strike 237.55 with a barrier level strike of 216.171 (21,048 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	150,671
64,492	iShares STOXX Europe Small 200 Index, One purchased call strike 240.34, One written call strike 264.374, One written put strike 240.34 with a barrier level strike of 221.113 (41,608 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	227,477
978,351	iShares U.S. Home Construction ETF, One purchased call strike 24.02, One written call strike 26.42, One written put strike 24.02 with a barrier level strike of 22.10 (416,320 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	606,404
Contracts/
Notional
Amount ($)		Value
55,422	Korea Stock Exchange KOSPI 200 Index , One purchased call strike 247.20, One purchased put strike 247.20 (40,454 contracts), One written put strike 55.81 on iShares MSCI South Korea Capped ETF with a barrier level strike of 44.648 (358,358 contracts), Expires 02/13/15, Broker Goldman Sachs International(r)	$285,035
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 240.839474, One purchased put strike 40.839474 ($7,500,000 notional amount), One written put strike 54.656073 on iShares MSCI South Korea Capped ETF with a barrier level strike of 43.725 ($15,000,000 notional amount), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(q)	497,174
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 242.54, One purchased put strike 242.54 ($7,500,000 notional amount), One written put strike 55.2353 on iShares MSCI South Korea Capped ETF with a barrier level strike of 43.084 ($15,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank N.A.(q)	435,747
$13,500,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 250.0589, One purchased put strike 250.0589 ($10,000,000 notional amount), One written put strike 56.705 on iShares MSCI South Korea Capped ETF wth a barrier level strike of 45.364 ($20,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank N.A.(q)	377,093

101

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
$5,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 261.4225, One written call strike 68.8445 on iShares MSCI South Korea Capped ETF, One written put strike 61.4683 with a barrier level strike of 49.1746 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	$(39,934)
$10,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 261.62, One written call strike 69.0719 on iShares MSCI South Korea Capped ETF, One written put strike 61.6713 with a barrier level strike of 49.337 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	(87,874)
1,067,616	Market Vectors Russia ETF, One purchased call strike 22.48, One written call strike 24.0536, One written put strike 22.48 with a barrier level strike of 15.736 (333,630 contracts), Expires 10/16/15, Broker JPMorgan Chase Bank N.A.(r)	(2,626,294)
169,023	Market Vectors Russia ETF, One purchased call strike 29.5817, One written call strike 34.3148, One written put strike 29.5817 with a barrier level strike of 19.2281, Expires 03/20/15, Broker Goldman Sachs International	(2,526,717)
28,273	MSCI Singapore Free Index, One purchased call stike 353.6971, One written call strike 381.9929, One written put strike 353.6971 with a barrier level strike of 318.3274, Expires 03/31/15, Broker BNP Paribas SA	1,397,268
26,954	MSCI Singapore Free Index, One purchased call strike 371.005, One written call strike 382.1352, One written put strike 371.005 with a barrier level strike of 341.3246, Expires 07/31/15, Broker BNP Paribas SA	507,098
Contracts/
Notional
Amount ($)		Value
141,330	MSCI Singapore Free Index, One purchased call strike 371.47, One written call strike 382.6141, One written put strike 371.47 with a barrier level strike of 341.75 (26,920 contracts), Expires 10/29/15, Broker UBS AG(r)	$401,246
26,831	MSCI Singapore Free Index, One purchased call strike 372.7072, One written call strike 398.7967, One written put strike 372.7072 with a barrier level strike of 335.4365, Expires 06/30/15, Broker BNP Paribas SA	490,135
26,712	MSCI Singapore Free Index, One purchased call strike 374.3626, One written call strike 400.568, One written put strike 374.3626 with a barrier level strike of 344.4136, Expires 07/31/15, Broker BNP Paribas SA	408,025
26,472	MSCI Singapore Free Index, One purchased call strike 377.7606, One written call strike 400.4262, One written put strike 377.7606 with a barrier level strike of 343.7621, Expires 10/30/15, Broker BNP Paribas SA	114,477
9,631	OMX Stockholm 30 Index, One purchased call strike 1,557.45, One purchased put strike 1,526.301, One written put strike 1,557.45 with a barrier level strike of 1,354.9815 (19,262 contracts), Expires 05/15/15, Broker Goldman Sachs International(r)	(66,994)
9,040	Russell 2000 Index, One purchased call strike 1,089.615, One written call strike 1,198.5765, One written put strike 1,089.615 with a barrier level strike of 991.55 (4,589 contracts), Expires 06/19/15, Broker JPMorgan Chase Bank N.A.(r)	450,203
18,680	Russell 2000 Index, One purchased call strike 1,102.76, One written call strike 1,213.04, One written put strike 1,102.76 with a barrier level strike of 992.48 (9,068 contracts), Expires 03/20/15, Broker Citibank N.A.(r)	1,094,573

102

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
16,729	Russell 2000 Index, One purchased call strike 1,128.60, One written call strike 1,218.888, One written put strike 1,128.60 with a barrier level strike of 1,027.026 (7,088 contracts), Expires 05/15/15, Broker Citibank N.A.(r)	$563,422
4,391	Russell 2000 Index, One purchased call strike 1,138.70, One written call strike 1,263.96, One written put strike 1,138.70 with a barrier level strike of 1,058.99, Expires 06/19/15, Broker BNP Paribas SA	284,834
6,496	Russell 2000 Index, One purchased call strike 1,154.62, One written call strike 1,270.08, One written put strike 1,154.62 with a barrier level strike of 1,062.25, Expires 05/15/15, Broker BNP Paribas SA	314,823
8,615	Russell 2000 Index, One purchased call strike 1,160.7362, One written call strike 1,300.02, One written put strike 1,160.74 with a barrier level strike of 870.55, Expires 05/15/15, Broker Citibank N.A.	187,477
12,955	Russell 2000 Index, One purchased call strike 1,169.39, One purchased put strike 1,134.65, One written put strike 1,169.39 with a barrier level strike of 929.72 (25,911 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	266,532
26,034	Russell 2000 Index, One purchased call strike 1,169.61, One written call strike 1,274.8749, One written put strike 1,169.61 with a barrier level strike of 1,052.649 (12,825 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank(r)	487,950
16,956	Russell 2000 Index, One purchased call strike 1,179.50, One written put strike 1,191.30 with a barrier level strike of 1,061.55, Expires 02/20/15, Broker Credit Suisse International	91,377
Contracts/
Notional
Amount ($)		Value
8,433	Russell 2000 Index, One purchased call strike 1,185.82, One written call strike 1,256.97, One written put strike 1,185.82 with a barrier level strike of 1,067.24, Expires 02/20/15, Broker BNP Paribas	$159,900
6,322	Russell 2000 Index, One purchased call strike 1,186.35, One written call strike 1,281.26, One written put strike 1,186.35 with a barrier level strike of 1,079.58, Expires 03/20/15, Broker BNP Paribas SA	97,389
16,696	Russell 2000 Index, One purchased call strike 1,197.90, One written call strike 1,281.753, One purchased put strike 1,161.963 (8,348 contracts), One written put strike 1,197.90 with a barrier level strike of 922.383, Expires 12/31/15, Broker JPMorgan Chase Bank N.A.(r)	(233,357)
$15,000,000	S&P 500 Index, One purchased call strike 1,829.4561, One written put strike 1,866.7919 with a barrier level strike of 1,738.9167, Expires 06/19/15, Broker Citibank N.A.	1,195,418
14,062	S&P 500 Index, One purchased call strike 1,842.72, One written call strike 2,008.56, One written put strike 1,842.72 with a barrier level strike of 1,695.30 (8,140 contracts), Expires 03/20/15, Broker Citibank N.A.(r)	1,614,735
$10,000,000	S&P 500 Index, One purchased call strike 1,852.616, One written put strike 1,871.3293 with a barrier level strike of 1,658.9334, Expires 07/17/15, Broker Citibank N.A.	715,192
6,799	S&P 500 Index, One purchased call strike 1,854.59, One written put strike 1,854.59 with a barrier level strike of 1,706.2228 (5,392 contracts), Expires 04/17/15, Broker Citibank N.A.(r)	883,614
$15,000,000	S&P 500 Index, One purchased call strike 1,859.50, One written put strike 1,897.45 with a barrier level strike of 1,751.3464, Expires 07/17/15, Broker Citibank N.A.	927,338

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
9,565	S&P 500 Index, One purchased call strike 1,866.11, One written put strike 1,866.11 with a barrier level strike of 1,716.8212 (8,038 contracts), Expires 05/15/15, Broker Citibank N.A.(r)	$1,244,618
$20,000,000	S&P 500 Index, One purchased call strike 1,868.20, One written put strike 1,868.20 with a barrier level strike of 1,587.97, Expires 06/19/15, Broker BNP Paribas SA	1,333,291
7,965	S&P 500 Index, One purchased call strike 1,883.29, One written put strike 1,883.29 with a barrier level strike of 1,607.39, Expires 06/19/15, Broker Citibank N.A.	919,869
3,920	S&P 500 Index, One purchased call strike 1,913.075, One written put strike 66.7466 on SPDR S&P Oil & Gas Exploration & Production ETF (101,971 contracts), Expires 02/20/15, Broker Citibank N.A.(r)	(1,737,702)
3,901	S&P 500 Index, One purchased call strike 1,922.73, One written put strike 67.4168 on SPDR S&P Oil & Gas Exploration & Production ETF (99,734 contracts), Expires 03/20/15, Broker Goldman Sachs International(r)	(1,743,536)
2,642	S&P 500 Index, One purchased call strike 1,934.30, One written put strike 66.9798 on SPDR S&P Oil & Gas Exploration & Production ETF (67,184 contracts), Expires 04/17/15, Broker Citibank N.A.(r)	(1,148,615)
2,518	S&P 500 Index, One purchased call strike 1,985.80, One written put strike 66.3273 on SPDR S&P Oil & Gas Exploration & Production ETF (681,747 contracts), Expires 03/20/15, Broker Citibank N.A.(r)	(1,247,796)
3,761	S&P 500 Index, One purchased call strike 1,994.32, One written put strike 63.48 on SPDR S&P Oil & Gas Exploration & Production ETF (106,564 contracts), Expires 04/17/15, Broker BNP Paribas SA(r)	(1,635,631)
Contracts/
Notional
Amount ($)		Value
3,750	S&P 500 Index, One purchased call strike 2,000.25, One written put strike 67.69 on SPDR S&P Oil & Gas Exploration & Production ETF (100,219 contracts), Expires 03/20/15, Broker Bank of America N.A.(r)	$(2,007,693)
7,469	S&P 500 Index, One purchased call strike 2,028.25, One written put strike 2,008.17 with a barrier level strike of 1,656.74, Expires 02/19/16, Broker Bank of America N.A.	(113,255)
9,857	S&P 500 Index, One purchased call strike 2,039.19, One written put strike 2,029.04 with a barrier level strike of 1,861.64, Expires 06/19/15, Broker BNP Paribas SA	(303,761)
6,159	S&P 500 Index, One purchased call strike 2,049.84, One written put strike 2,029.54 with a barrier level strike of 1,663.21, Expires 03/18/16, Broker Bank of America N.A.	(200,098)
3,054	S&P 500 Index, One purchased call strike 1,637.2681, One written call strike 1,882.8583, One written put strike 1,637.2681 with a barrier level strike of 1,146.0877, Expires 02/20/15, Broker Goldman Sachs International	720,270
7,964	S&P 500 Index, One purchased call strike 1,845.9086, One written put strike 1,883.5802 with a barrier level strike of 1,741.3699, Expires 07/17/15, Broker Goldman Sachs International	1,047,502
9,158	S&P 500 Index, One purchased call strike 1,865.83, One written call strike 2,033.7547, One written put strike 1,865.83 with a barrier level strike of 1,716.564 (5,360 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	840,708
11,592	S&P 500 Index, One purchased call strike 1,880.55, One written put strike 1,880.55 with a barrier level strike of 1,711.30 (10,635 contracts), Expires 02/20/15, Broker Credit Suisse International(r)	1,532,681

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
7,796	S&P 500 Index, One purchased call strike 1,885.67, One written put strike 1,924.15 with a barrier level strike of 1,768.29, Expires 08/21/15, Broker Credit Suisse International	$827,108
6,906	S&P 500 Index, One purchased call strike 1,886.63, One written put strike 1,867.95 with a barrier level strike of 1,718.51 (5,353 contracts), Expires 07/17/15, Broker UBS AG(r)	990,498
15,891	S&P 500 Index, One purchased call strike 1,887.85, One written put strike 1,887.85 with a barrier level strike of 1,599.01, Expires 12/18/15, Broker Bank of America N.A.	1,618,200
5,109	S&P 500 Index, One purchased call strike 1,918.2214, One written put strike 1,957.3688 with a barrier level strike of 1,810.5662, Expires 09/18/15, Broker Goldman Sachs International	263,936
5,212	S&P 500 Index, One purchased call strike 1,918.7282, One written put strike 1,918.7282 with a barrier level strike of 1,629.0002, Expires 10/16/15, Broker Goldman Sachs International	407,343
5,088	S&P 500 Index, One purchased call strike 1,926.05, One written call strike 1,965.36, One written put strike 1,926.05 with a barrier level strike of 1,821.30, Expires 09/18/15, Broker Credit Suisse International	310,164
5,188	S&P 500 Index, One purchased call strike 1,927.66, One written put strike 1,927.66 with a barrier level strike of 1,646.22, Expires 09/18/15, Broker Credit Suisse International	442,165
14,151	S&P 500 Index, One purchased call strike 1,939.85, One written call strike 2,114.44, One written put strike 1,939.85 with a barrier level strike of 1,804.06 (7,733 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	762,046
Contracts/
Notional
Amount ($)		Value
5,153	S&P 500 Index, One purchased call strike 1,940.74, One written put strike 1,940.74 with a barrier level strike of 1,667.10, Expires 09/18/15, Broker Credit Suisse International	$373,331
7,715	S&P 500 Index, One purchased call strike 1,944.21, One written put strike 1,944.21 with a barrier level strike of 1,646.75, Expires 12/18/15, Broker Bank of America N.A.	391,446
2,566	S&P 500 Index, One purchased call strike 1,948.2097, One written put strike 54.6487 on SPDR S&P Oil & Gas Exploration & Production ETF (80,423 contracts), Expires 03/20/15, Broker Goldman Sachs International(r)	(531,478)
5,119	S&P 500 Index, One purchased call strike 1,953.44, One written put strike 1,953.44 with a barrier level strike of 1,672.14, Expires 10/16/15, Broker Citibank N.A.	229,147
5,101	S&P 500 Index, One purchased call strike 1,960.30, One written put strike 1,960.30 with a barrier level strike of 1,803.48, Expires 02/20/15, Broker Credit Suisse International	301,333
5,080	S&P 500 Index, One purchased call strike 1,968.64, One written put strike 1,968.64 with a barrier level strike of 1,685.16, Expires 11/20/14, Broker Bank of America N.A.	145,951
5,066	S&P 500 Index, One purchased call strike 1,974.02, One written put strike 1,974.02 with a barrier level strike of 1,712.46, Expires 08/21/15, Broker Credit Suisse International	264,032
5,028	S&P 500 Index, One purchased call strike 1,988.78, One written put strike 1,988.78 with a barrier level strike of 1,726.26, Expires 08/21/15, Broker Credit Suisse International	154,303

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
4,975	S&P 500 Index, One purchased call strike 2,010.00, One written put strike 2,010.00 with a barrier level strike of 1,736.64, Expires 11/20/15, Broker Credit Suisse International	$24,092
12,425	S&P 500 Index, One purchased call strike 2,012.0966, One purchased put strike 1,951.7337, One written put strike 2,012.0966 with a barrier level strike of 1,589.5563 (24,850 contracts), Expires 01/15/16, Broker Goldman Sachs International(r)	(289,766)
20,012	S&P 500 Index, One purchased call strike 2,018.76, One purchased put strike 1,958.79, One written put strike 1,998.77 with a barrier level strike of 1,553.04 (40,025 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	438,655
4,992	S&P 500 Index, One purchased call strike 2,023.232, One purchased put strike 1,983.168, One written call strike 2,303.68, One written put strike 2,003.20 with a barrier level strike of 1,626.5984 (9,984 contracts), Expires 10/16/15, Broker Goldman Sachs International(r)	(674,962)
4,934	S&P 500 Index, One purchased call strike 2,026.606, One written put strike 2,046.8721 with a barrier level strike of 1,844.2115, Expires 07/17/15, Broker Goldman Sachs International	(163,812)
9,946	S&P 500 Index, One purchased call strike 2,031.14, One written call strike 2,212.13, One written put strike 89.55 on iShares iBoxx $ High Yield Corporate Bond ETF with a barrier level strike of 70.928 (225,581 contracts), Expires 01/15/16, Broker Goldman Sachs International(r)	71,486
Contracts/
Notional
Amount ($)		Value
12,305	S&P 500 Index, One purchased call strike 2,031.71, One written put strike 2,031.71 with a barrier level strike of 1,757.43, Expires 01/15/16, Broker Credit Suisse International	$(235,512)
12,242	S&P 500 Index, One purchased call strike 2,042.12, One written put strike 2,062.54 with a barrier level strike of 1,797.07, Expires 10/16/15, Broker Credit Suisse International	(353,852)
12,242	S&P 500 Index, One purchased call strike 2,042.2121, One written put strike 2,062.6342 with a barrier level strike of 1,858.413, Expires 06/19/15, Broker Goldman Sachs International	(540,761)
7,418	S&P 500 Index, One purchased call strike 2,042.45, One written call strike 2,325.56, One purchased put strike 2,002.01, One written put strike 2,022.23 with a barrier level strike of 1,624.86 (14,835 contracts), Expires 11/20/15, Broker Credit Suisse International(r)	(144,100)
4,877	S&P 500 Index, One purchased call strike 2,050.74, One written put strike 2,050.74 with a barrier level strike of 1,768.76, Expires 02/19/16, Broker Bank of America N.A.	(269,120)
7,296	S&P 500 Index, One purchased call strike 2,055.83, One written put strike 2,055.83 with a barrier level strike of 1,786.52, Expires 01/15/16, Broker Bank of America N.A.	(423,066)
18,226	S&P 500 Index, One purchased call strike 2,058.62, One written call strike 2,140.15, One written put strike 2,058.62 with a barrier level strike of 1,875.18 (4,906 contracts), Expires 12/18/15, Broker Bank of America N.A.(r)	(142,638)
11,950	S&P 500 Index, One purchased call strike 2,092.1021, One written call strike 2,364.0753, One written put strike 2,092.1021 with a barrier level strike of 1,589.9976, Expires 01/15/16, Broker Goldman Sachs International	(1,101,094)

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
12,796	S&P 500 Index, One purchased call strike 2,109.12, One written put strike 2,067.76 with a barrier level strike of 1,881.66 (9,672 contracts), Expires 01/15/16, Broker Bank of America N.A.(r)	$(787,499)
12,499	S&P 500 Index, One purchased put strike 1,940.1582, One purchased call strike 2,020.1647, One written put strike 2,000.1631 with a barrier level strike of 1,623.1323 (24,998 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	(140,110)
17,308	S&P 500 Index, One purchased put strike 2,001.9284, One purchased call strike 2,042.3714, One written put strike 2,022.1499 with a barrier level strike of 1,536.8339 (34,617 contracts), Expires 07/15/16, Broker Goldman Sachs International(r)	(606,258)
128,254	Schlumberger Ltd., One purchased call strike 81.0888, One written call strike 84.9873, One written put strike 77.97 with a barrier level strike of 46.782, Expires 02/19/16, Broker JPMorgan Chase Bank N.A.	(379,479)
1,241,218	Select Sector Financial SPDR Fund, One purchased call strike 21.56, One written call strike 23.27, One written put strike 21.35 with a barrier level strike of 19.43 (468,384 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	1,207,964
1,272,859	Select Sector Financial SPDR Fund, One purchased call strike 22.037, One written call strike 24.2407, One written put strike 22.037 with a barrier level strike of 20.274 (680,673 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	1,169,729
Contracts/
Notional
Amount ($)		Value
918,820	Select Sector Financial SPDR Fund, One purchased call strike 22.8554, One written call strike 24.2267, One written put strike 22.8554 with a barrier level strike of 21.027 (328,150 contracts), Expires 09/18/15, Broker Citibank N.A.(r)	$213,799
926,169	Select Sector Financial SPDR Fund, One purchased call strike 22.89, One written call strike 24.95, One written put strike 22.89 with a barrier level strike of 21.06 (436,872 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	378,149
1,178,691	Select Sector Financial SPDR Fund, One purchased call strike 23.84, One written call strike 25.2704, One written put strike 23.84 with a barrier level strike of 21.6944 (419,463 contracts), Expires 10/16/15, Broker Citibank N.A.(r)	(145,767)
1,286,172	Select Sector Financial SPDR Fund, One purchased call strike 24.88, One written call strike 26.37, One written put strike 24.88 with a barrier level strike of 22.64 (502,412 contracts), Expires 01/15/16, Broker Bank of America N.A.(r)	(815,964)
119,075	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 161.243, One written call strike 174.142, One written put strike 161.243 with a barrier level strike of 145.119 (62,018 contracts), Expires 03/20/15, Broker Credit Suisse Group AG(r)	1,060,793
44,603	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 168.15, One written put strike 168.15 with a barrier level strike of 141.67, Expires 12/18/15, Broker Credit Suisse International	140,111

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
59,053	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.34, One written put strike 169.34 with a barrier level strike of 144.79, Expires 11/20/15, Broker Credit Suisse International	$131,061
29,525	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.35, One written put strike 169.35 with a barrier level strike of 140.5605, Expires 11/20/15, Broker Goldman Sachs International	79,149
44,000	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 170.45, One written put strike 65.63 on SPDR S&P Oil & Gas Exploration & Production ETF (101,473 contracts), Expires 03/20/15, Broker Bank of America N.A.(r)	(1,801,073)
230,681	SPDR S&P Oil & Gas Exploration & Production ETF, One purchased put strike 43.35, One written put strike 36.85, One written call strike 43.35 with a barrier level strike of 56.36, Expires 03/20/15, Broker Credit Suisse International	(235,674)
547,885	SPDR S&P Oil & Gas Exploration & Production ETF, One purchased put strike 45.63, One written put strike 38.79, One written call strike 45.63 with a barrier level strike of 59.32, Expires 03/20/15, Broker Credit Suisse International	389,863
404,858	SPDR S&P Oil & Gas Exploration & Production ETF, One purchased put strike 49.40, One written put strike 39.52, One written call strike 49.40 with a barrier level strike of 59.28, Expires 02/20/15, Broker Credit Suisse International	1,264,268
1,252	Swiss Market Index, One purchased call strike 7,984.40, One written put strike 7,984.40 with a barrier level strike of 7,010.3032, Expires 07/17/15, Broker Goldman Sachs International	376,537
Contracts/
Notional
Amount ($)		Value
1,194	Swiss Market Index, One purchased call strike 8,373.1336, One written put strike 8,373.1336 with a barrier level strike of 7,410.2232, Expires 06/19/15, Broker Goldman Sachs International	$(45,130)
1,697	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,841.00, One written put strike 8,841.00 with a barrier level strike of 8,222.13, Expires 05/20/15, Broker BNP Paribas SA	2,264,847
1,080	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,258.30, One written put strike 9,258.30 with a barrier level strike of 8,610.22, Expires 10/21/15, Broker BNP Paribas SA	125,311
$24,000,000	USD/CAD foreign exchange rate, One purchased call strike 1.09, One written call strike 1.15, One written put strike 1.09 with a barrier level strike of 1.06 ($20,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	1,108,040
$14,700,000	USD/JPY foreign exchange rate, One purchased call strike 101.50, One written call strike 107.50, One written put strike 101.50 with a barrier level strike of 95.50 ($10,000,000 notional amount), Expires 05/11/15, Broker JPMorgan Chase Bank N.A.(q)	717,333
$18,500,000	USD/JPY foreign exchange rate, One purchased call strike 101.75, One written call strike 108.00, One written put strike 101.75 with a barrier level strike of 96.00 ($15,000,000 notional amount), Expires 05/25/15, Broker JPMorgan Chase Bank N.A.(q)	926,937
$23,100,000	USD/JPY foreign exchange rate, One purchased call strike 101.75, One written call strike 108.00, One written put strike 102.00 with a barrier level strike of 96.00 ($15,000,000 notional amount), Expires 06/15/15, Broker Goldman Sachs International(q)	1,128,924

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/
Notional
Amount ($)		Value
$42,300,000	USD/JPY foreign exchange rate, One purchased call strike 102.00, One written call strike 108.00, One written put strike 101.75 with a barrier level strike of 96.00 ($30,000,000 notional amount), Expires 04/13/15, Broker Goldman Sachs International(q)	$2,086,813
$28,800,000	USD/JPY foreign exchange rate, One purchased call strike 102.00, One written call strike 108.00, One written put strike 101.90 with a barrier level strike of 96.00 ($20,000,000 notional amount), Expires 04/09/15, Broker JPMorgan Chase Bank N.A.(q)	1,427,203
$15,800,000	USD/JPY foreign exchange rate, One purchased call strike 102.50, One written call strike 110.00, One written put strike 102.50 with a barrier level strike of 98.00 ($10,000,000 notional amount), Expires 07/24/15, Broker Goldman Sachs International(q)	867,133
$15,800,000	USD/JPY foreign exchange rate, One purchased call strike 108.00, One written call strike 114.00, One written put strike 108.00 with a barrier level strike of 102.00 ($10,000,000 notional amount), Expires 11/10/15, Broker JPMorgan Chase Bank N.A.(q)	499,187
$14,800,000	USD/JPY foreign exchange rate, One purchased call strike 108.00, One written call strike 115.00, One written put strike 108.00 with a barrier level strike of 103.00 ($10,000,000 notional amount), Expires 11/09/15, Broker Bank of America N.A.(q)	497,442
$43,250,000	USD/JPY foreign exchange rate, One purchased call strike 109.50, One written call strike 116.00, One written put strike 109.50 with a barrier level strike of 104.00 ($30,000,000 notional amount), Expires 10/05/15, Broker JPMorgan Chase Bank N.A.(q)	1,353,474
Contracts/
Notional
Amount ($)		Value
$62,000,000	USD/JPY foreign exchange rate, One purchased call strike 112.00, One written call strike 120.00, One written put strike 112.00 with a barrier level strike of 109.00 ($40,000,000 notional amount), Expires 11/02/15, Broker Goldman Sachs International(q)	$1,334,398
$29,000,000	USD/JPY foreign exchange rate, One purchased call strike 113.50, One written call strike 121.00, One written put strike 113.50 with a barrier level strike of 110.00 ($15,000,000 notional amount), Expires 12/04/15, Broker Bank of America N.A.(q)	458,339
$18,475,000	USD/JPY foreign exchange rate, One purchased call strike 114.50, One written call strike 122.00, One written put strike 114.50 with a barrier level strike of 110.50 ($10,000,000 notional amount), Expires 12/08/15, Broker JPMorgan Chase Bank N.A.(q)	256,890
$19,600,000	USD/JPY foreign exchange rate, One purchased call strike 115.50, One written call strike 122.00, One written put strike 115.50 with a barrier level strike of 110.00 ($10,000,000 notional amount), Expires 12/14/15, Broker Bank of America N.A.(q)	121,844
$21,100,000	USD/JPY foreign exchange rate, One purchased call strike 116.00, One written call strike 123.00, One written put strike 116.00 with a barrier level strike of 112.00 ($10,000,000 notional amount), Expires 12/08/15, Broker Bank of America N.A.(q)	122,070
$13,300,000	USD/JPY foreign exchange rate, One purchased call strike 117.00, One written put strike 125.00, One written call strike 117.00 with a barrier level strike of 109.00 ($7,500,000 notional amount), Expires 03/17/16, Broker Goldman Sachs International(q)	(18,459)

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
$21,550,000	USD/JPY foreign exchange rate, One purchased call strike 118.50, One written call strike 126.00, One written put strike 118.50 with a barrier level strike of 113.00 ($10,000,000 notional amount), Expires 12/23/15, Broker Bank of America N.A.(q)	$(57,063)
$25,600,000	USD/JPY foreign exchange rate, One purchased call strike 119.50, One written call strike 127.00, One written put strike 119.50 with a barrier level strike of 113.00 ($10,000,000 notional amount), Expires 01/04/16, Broker Bank of America N.A.(q)	(66,324)
$24,380,000	USD/JPY foreign exchange rate, One purchased call strike 120.00, One written call strike 128.00, One written put strike 120.00 with a barrier level strike of 113.50 ($10,000,000 notional amount), Expires 02/22/16, Broker Bank of America N.A.(q)	(149,345)
$41,000,000	USD/JPY foreign exchange rate, One purchased call strike 122.00, One written call strike 130.00, One written put strike 122.00 with a barrier level strike of 117.00 ($15,000,000 notional amount), Expires 01/05/16, Broker Bank of America N.A.(q)	(447,230)
$6,000,000	USD/JPY foreign exchange rate, One purchased call strike 140.00, Expires 11/20/15, Broker Goldman Sachs International	363,214
$25,000,000	USD/MXN foreign exchange rate, One purchased call strike 13.20, One written put strike 15.25, Expires 10/16/15, Broker Bank of America N.A.	(901,271)
$15,000,000	USD/MXN foreign exchange rate, One purchased call strike 13.50, One written put strike 14.58, Expires 11/17/15, Broker Bank of America N.A.	(874,133)
$7,500,000	USD/MXN foreign exchange rate, One purchased call strike 14.40, One written put strike 15.94, Expires 01/04/16, Broker Bank of America N.A.	(113,136)
Contracts/ Notional Amount ($)		Value
$5,000,000	USD/MXN foreign exchange rate, One purchased call strike 14.50, One written put strike 16.015, Expires 03/17/16, Broker Bank of America N.A.	$(78,189)
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.55, One written put strike 14.72, Expires 12/07/15, Broker Goldman Sachs International	(562,596)
$20,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.55, One written put strike 14.8313, Expires 12/04/15, Broker Goldman Sachs International	(1,045,761)
$20,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.60, One written call strike 14.5665, Expires 11/17/15, Broker Goldman Sachs International	(1,201,378)
$10,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.70, One written put strike 14.925, Expires 01/27/16, Broker Goldman Sachs International	(519,795)
$5,000,000	USD/MXN foreign exchange rate, One purchased put strike 14.45, One written call strike 15.23, Expires 01/05/16, Broker JPMorgan Chase Bank N.A.	(100,328)
$5,000,000	USD/MXN foreign exchange rate, One purchased put strike 14.55, One written put strike 16.20, Expires 02/04/16, Broker Goldman Sachs International	(52,340)
$10,000,000	USD/MYR foreign exchange rate, One purchased call strike 3.60, One written put strike 4.0005, Expires 02/29/16, Broker Goldman Sachs International	(40,242)
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike 53.9039, One written call strike 63.6066, One written put strike 53.9039 with a barrier level strike of 37.7327, Expires 02/20/15, Broker Citibank N.A.	94,994

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
178,432	Vanguard FTSE Europe ETF, One purchased call strike 56.0437, One written call strike 65.5711, One written put strike 56.0437 with a barrier level strike of 39.791, Expires 03/20/15, Broker Goldman Sachs International	$(6,963)
106,193	WisdomTree Japan Hedged Equity Fund, One purchased call strike 46.464, One written call strike 53.5266, One written put strike 46.464 with a barrier level strike of 31.546, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	634,813
763,255	WisdomTree Japan Hedged Equity Fund, One purchased call strike 46.5113, One written call strike 48.8369, One written put strike 46.5113 with a barrier level strike of 42.3253 (215,002 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	1,078,336
209,461	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.1216, One written call strike 54.7603, One written put strike 47.1216 with a barrier level strike of 32.942, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	1,349,927
208,943	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.24, One written call strike 55.85, One written put strike 47.24 with a barrier level strike of 33.50, Expires 03/20/15, Broker UBS AG	565,704
722,187	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.91, One written call strike 50.31, One written put strike 47.91 with a barrier level strike of 43.60 (208,725 contracts), Expires 11/20/15, Broker Credit Suisse International(r)	1,025,411
204,583	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.26, One written call strike 55.10, One written put strike 48.26 with a barrier level strike of 35.19, Expires 02/20/15, Broker UBS AG	1,300,318
Contracts/ Notional Amount ($)		Value
507,172	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.80, One written call strike 51.24, One written put strike 48.80 with a barrier level strike of 44.41 (153,689 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	$721,993
1,585,670	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.84, One written call strike 49.88, One written put strike 48.84 with a barrier level strike of 45.05 (201,996 contracts), Expires 08/21/15, Broker UBS AG(r)	964,546
1,098,142	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.0829, One written call strike 50.56, One written put strike 49.0829 with a barrier level strike of 44.67 (203,737 contracts), Expires 08/21/15, Broker Citibank N.A.(r)	932,461
200,945	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.1433, One written call strike 57.6033, One written put strike 49.1433 with a barrier level strike of 34.8354, Expires 04/17/15, Broker Goldman Sachs International	908,982
525,824	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.4462, One written call strike 51.9185, One written put strike 49.9407 with a barrier level strike of 45.4905 (202,240 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	(1,331)
437,843	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.5612, One written call strike 53.5261, One written put strike 49.5612 with a barrier level strike of 44.6051 (201,771 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	880,839

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
638,752	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.6672, One written call strike 51.6539, One written put strike 49.6672 with a barrier level strike of 45.6938 (151,005 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	$512,047
496,782	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.72, One written call strike 53.20, One written put strike 49.72 with a barrier level strike of 44.75 (201,126 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	923,146
450,383	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.9575, One written call strike 52.955, One written put strike 49.9575 with a barrier level strike of 45.9609 (150,128 contracts), Expires 10/16/15, Broker Goldman Sachs International(r)	546,557
605,342	WisdomTree Japan Hedged Equity Fund, One purchased call strike 50.47, One written call strike 53.50, One written put strike 50.47 with a barrier level strike of 46.43 (198,148 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	727,131
655,278	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.1916, One written call strike 54.8012, One written put strike 52.1916 with a barrier level strike of 47.4944 (191,602 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	354,290
142,857	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.50, One written call strike 54.08, One written put strike 52.50 with a barrier level strike of 47.78 (1,140 contracts), Expires 11/20/15, Broker BNP Paribas SA(r)	165,113
Contracts/ Notional Amount ($)		Value
631,442	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.5781, One written call strike 55.207, One written put strike 52.5781 with a barrier level strike of 47.8461 (190,193 contracts), Expires 11/20/15, Broker Citibank N.A.(r)	$307,235
996,053	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.461, One written call strike 56.134, One written put strike 53.461 with a barrier level strike of 49.184 (280,578 contracts), Expires 12/18/15, Broker Credit Suisse International(r)	435,158
643,297	WisdomTree Japan Hedged Equity Fund, One purchased call strike 53.63, One written call strike 56.3115, One written put strike 53.63 with a barrier level strike of 49.3396 (186,463 contracts), Expires 12/18/15, Broker Goldman Sachs International(r)	105,090
479,862	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.078, One written call strike 56.7819, One written put strike 54.078 with a barrier level strike of 49.7518 (138,689 contracts), Expires 12/18/15, Broker Goldman Sachs International(r)	30,959
436,641	WisdomTree Japan Hedged Equity Fund, One purchased call strike 54.278, One written call strike 56.9919, One written put strike 54.8208 with a barrier level strike of 49.9358 (184,237 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	135,093
564,011	WisdomTree Japan Hedged Equity Fund, One purchased call strike 55.85, One written call strike 58.6425, One written put strike 56.4085 with a barrier level strike of 51.382 (179,051 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	(108,602)

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts/ Notional Amount ($)		Value
437,259	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.717, One written call strike 59.5528, One written put strike 57.2842 with a barrier level strike of 52.1796 (176,314 contracts), Expires 05/15/15, Broker Goldman Sachs International(r)	$(320,340)
466,467	WisdomTree Japan Hedged Equity Fund, One purchased call strike 56.81, One written call strike 59.6505, One written put strike 57.3781 with a barrier level strike of 52.2652 (176,025 contracts), Expires 06/19/15, Broker Goldman Sachs International(r)	(349,331)
Total Structured Options (Premiums received $(6,958,648))		85,171,333

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Depreciation
808	Eurex Euro STOXX 50 Index Futures, March 2015	$(1,450,106)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Depreciation
15	Chicago Mercantile Exchange S&P 500 Index Futures, March 2015	$(13,500)

		Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS (PURCHASED)

Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the KOSPI Index over the volatility strike price of 17.00 with a knockout level of 115% of initial index level and the S&P 500 Index over the volatility strike price of 22.25 and paying variance of a basket of the KOSPI Index under the volatility strike price of 17.00 with a knockout level of 115% of initial index level and the S&P 500 Index under the volatility strike price of 22.25, expiring 06/11/15 (Underlying vega amount $400,000)		$464,533
Unrealized Appreciation (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.19 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 0.212 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.19 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 0.212, expiring 12/21/18 (Underlying vega amount $300,000)	$(200,823)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.1975 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.195 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.1975 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.195, expiring 12/21/18 (Underlying vega amount $250,000)	(70,579)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.199 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.20 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.199 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.20, expiring 12/21/18 (Underlying vega amount $400,000)	(220,470)

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Unrealized Appreciation (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.20 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.20, expiring 12/21/18 (Underlying vega amount $300,000)	$(84,602)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.21 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.21, expiring 12/21/18 (Underlying vega amount $250,000)	78,716
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.2105 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.225 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.2105 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.225, expiring 12/21/18 (Underlying vega amount $250,000)	(63,378)
Unrealized Appreciation (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 21.20 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 23.50 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 21.20 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 23.50, expiring 12/21/18 (Underlying vega amount $200,000)	$(187,208)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 23.00 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 24.25 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 23.00 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 24.25, expiring 12/14/18 (Underlying vega amount $250,000)	(215,860)
Variance swap with Goldman Sachs International receiving an amount if EUR/USD foreign exchange rate is over 1.25 and paying an amount if EUR/USD foreign exchange rate is under 1.25, expiring 08/24/15 (Underlying vega amount $17,500)	36,963
Variance swap with UBS AG receiving variance of the S&P 500 Index over the target volatility of 28.60 and paying variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying vega amount $500,000)	(5,158,349)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 7.40% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 7.40%, expiring 04/08/15 (Underlying vega amount $500,000)	355,886

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Unrealized Appreciation (Depreciation)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of GBP/USD foreign exchange rate is over 6.90% and paying an amount if the volatility of GBP/USD foreign exchange rate is under 6.90%, expiring 06/01/15 (Underlying vega amount $250,000)	$190,378
$(5,074,793)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)

Dividend swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 139 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 139 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	$(3,420,982)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(2,232,359)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(3,460,888)
Variance swap with Goldman Sachs International paying variance of GBP/EUR foreign exchange rate over 47.61 and receiving variance of GBP/EUR foreign exchange rate under 47.61, expiring 08/24/15 (Underlying vega amount $17,500)	(794,537)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the PSI 20 Index over the target volatility of 4,892.067 and receiving variance of the PSI 20 Index under the target volatility of 4,892.067, expiring 03/20/15 (Underlying notional amount $24,475,011)	1,427,399
Unrealized Appreciation/ (Depreciation)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying vega amount $500,000)	$6,183,030
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	4,444,580
$2,146,243

At January 31, 2015, the Strategic Oportunities Fund held investments in restricted securities with a fair value of $1,200,000 or 0.02% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/15 Carrying Value Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(e)(i)	01/19/11	$10.00

(a)	Cost for federal income tax purposes is $5,768,728,277 and net unrealized appreciation of investments is as follows:
Unrealized appreciation	$221,578,672
Unrealized depreciation	(164,825,932)
Net unrealized appreciation	$56,752,740
(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $98,954,066 or 1.72% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (i) below) that amount to $39,948,791 or 0.70% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $3,761,997, which is 0.07% of net assets.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors.
(g)	Principal amount denoted in Singapore Dollars.

115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

(h)	Zero coupon bond. The rate represents the yield at time of purchase.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $360,467,086, which is 6.28% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) above.
(j)	Principal amount denoted in Euros.
(k)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(l)	Variable rate security. Rate shown is the rate as of January 31, 2015.
(m)	Principal amount denoted in British Pounds.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	The rate represents the annualized yield at time of purchase.
(p)	Rate shown represents current yield at January 31, 2015.
(q)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.

CAD — Canadian Dollar
CLO — Collateralized Loan Obligation
Cnv. — Convertible
ETF — Exchange Traded Fund
EUR — Euro
FOR — Foreign Ownership Restrictions
GBP — United Kingdom Pound
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
MYR — Malaysian Ringgit
REIT — Real Estate Investment Trust
SDR — Swedish Depository Receipt
STEP — Step Coupon Bond
Portfolio diversification by Sector (Unaudited)
Sector	Percentage of Net Assets
Asset-Backed Securities	6.1%
Banks	1.0%
Collateralized Mortgage Obligations	12.2%
Commercial Mortgage-Backed Securities	1.0%
Consumer Discretionary	2.7%
Consumer Staples	2.5%
Diversified Financials	1.3%
Energy	1.7%
Government Bonds	4.2%
Health Care	3.7%
Industrials	3.0%
Information Technology	2.3%
Insurance	1.1%
Materials	1.2%
Real Estate	0.9%
Telecommunication Services	1.3%
U.S. Government Agencies and Securities	43.4%
Utilities	1.2%
Other*	9.2%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, purchased or written options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

116

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	January 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS — 22.9%
UNITED KINGDOM — 1.2%
Energy — 1.2%
1,000,000	Tullow Oil Plc	$5,497,652
UNITED STATES — 21.7%
Consumer Discretionary — 2.9%
950,000	TRI Pointe Homes, Inc.(b)	13,613,500
Consumer Staples — 2.6%
265,000	Archer-Daniels-Midland Co.	12,356,950
Energy — 8.5%
140,000	Chevron Corp.	14,354,200
192,000	Exxon Mobil Corp.	16,784,640
750,000	Peabody Energy Corp.	4,672,500
100,000	Range Resources Corp.	4,627,000
		40,438,340
Materials — 4.6%
185,000	Monsanto Co.	21,826,300
Real Estate — 3.1%
410,000	Weyerhaeuser Co., REIT(b)	14,698,500
		102,933,590
Total Common Stocks (Cost $123,639,446)		108,431,242
EXCHANGE TRADED FUNDS — 5.2%
UNITED STATES — 5.2%
970,000	iShares U.S. Home Construction ETF	24,579,800
Total Exchange Traded Funds (Cost $22,377,080)		24,579,800

Number of Coins
COLLECTIBLE COINS — 5.3%
UNITED STATES — 5.3%
13	Various Collectible Coins and Sets of Coins(c)	25,295,484
Total Collectible Coins (Cost $24,913,897)		25,295,484

Fine Troy Ounces
COMMODITIES — 8.1%
UNITED STATES — 8.1%
29,985	Gold Bullion	38,494,504
Total Commodities (Cost $27,728,889)		38,494,504
Contracts		Value
CALL OPTIONS PURCHASED — 0.1%
Commodities — 0.1%
52	Chicago Mercantile Exchange Live Cattle Futures, Strike $160.00, Expiring 02/03/15	$3,640
300	Intercontinental Exchange Coffee C Futures, Strike $300.00, Expiring 02/11/15	3,375
300	London Metal Exchange Nickel Futures, Strike $25,000.00, Expiring 06/03/15	14,670
500	London Metal Exchange Nickel Futures, Strike $40,000.00, Expiring 12/02/15	6,480
750	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.25, Expiring 02/24/15	167,250
500	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $4.00, Expiring 02/24/15	12,000
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 01/29/16	4,400
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 02/29/16	5,200
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 03/31/16	6,100
2,000	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 04/30/15	14,000
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 04/30/16	6,700
2,000	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 05/29/15	28,000
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 05/31/16	7,600
2,000	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 06/30/15	44,000
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 06/30/16	8,500
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 07/31/16	9,500
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 08/31/16	10,500
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 09/30/16	11,300

117

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Contracts		Value
Commodities (continued)
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 10/31/16	$12,400
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 11/30/16	13,300
100	Singapore Exchange Asiaclear Iron Ore Futures, Strike $80.00, Expiring 12/31/16	14,200
Total Call Options Purchased (Cost $4,758,591)		403,115

Principal Amount
ASSET-BACKED SECURITIES — 7.2%
UNITED STATES — 7.2%
$35,000,000	GCO Education Loan Funding Trust, Series 2003-2, Class A5AR, 1.97%, 09/01/40(d)	34,300,000
Total Asset-Backed Securities (Cost $34,186,160)		34,300,000
U.S. GOVERNMENT AGENCIES — 47.1%
Federal Home Loan Bank — 47.1%
13,960,000	0.06%, 02/04/15(e)	13,959,953
10,000,000	0.07%, 02/04/15(e)	9,999,978
1,700,000	0.05%, 02/06/15(e)	1,699,990
950,000	0.05%, 02/09/15(e)	949,990
18,000,000	0.06%, 02/09/15(e)	17,999,808
9,000,000	0.06%, 02/09/15(e)	8,999,895
2,850,000	0.07%, 02/09/15(e)	2,849,978
600,000	0.05%, 02/10/15(e)	599,993
5,000,000	0.05%, 02/11/15(e)	4,999,938
550,000	0.06%, 02/13/15(e)	549,990
17,000,000	0.06%, 02/13/15(e)	16,999,740
23,000,000	0.07%, 02/13/15(e)	22,999,543
2,550,000	0.06%, 02/17/15(e)	2,549,942
7,150,000	0.03%, 02/18/15(e)	7,149,905
11,000,000	0.05%, 02/18/15(e)	10,999,756
47,200,000	0.05%, 03/03/15(e)	47,197,909
14,000,000	0.05%, 03/04/15(e)	13,999,475
11,065,000	0.04%, 03/19/15(e)	11,064,447
27,935,000	0.05%, 04/01/15(e)	27,933,100
Total U.S. Government Agencies (Cost $223,502,979)		223,503,330

Shares
CASH SWEEP — 1.0%
4,614,355	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	4,614,355
Total Cash Sweep (Cost $4,614,355)		4,614,355
		Value
TOTAL INVESTMENTS — 96.9% (Cost $465,721,397)(a)		$459,621,830

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%		14,468,374
NET ASSETS — 100.0%		$474,090,204

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
270	London Metal Exchange Copper, June 2015	$4,012,790
250	Intercontinental Exchange Brent Crude Oil, December 2017	(5,297,500)
	Net unrealized depreciation	$(1,284,710)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
2,000	Intercontinental Exchange Brent Crude Oil, March 2015	$(2,372,500)
280	New York Mercantile Exchange Natural Gas, March 2015	(2,509,260)
60	New York Mercantile Exchange Palladium, March 2015	(105,407)
360	London Metal Exchange Nickel, April 2015	1,525,221
330	London Metal Exchange Zinc, April 2015	624,750
80	New York Mercantile Exchange Platinum, April 2015	112,169
200	Intercontinental Exchange Brent Crude Oil, June 2015	(586,000)
500	London Metal Exchange Copper, June 2015	(15,531,063)
250	Intercontinental Exchange Brent Crude Oil, December 2015	(667,500)
300	Singapore Exchange Asiaclear Iron Ore, January 2016	(258,250)
10	Intercontinental Exchange Rotterdam Coal, January 2016	(99,000)
300	Singapore Exchange Asiaclear Iron Ore, February 2016	(258,250)
10	Intercontinental Exchange Rotterdam Coal, February 2016	(99,000)
300	Singapore Exchange Asiaclear Iron Ore, March 2016	(258,250)
10	Intercontinental Exchange Rotterdam Coal, March 2016	(99,000)
300	Singapore Exchange Asiaclear Iron Ore, April 2016	(263,350)
10	Intercontinental Exchange Rotterdam Coal, April 2016	(97,500)
300	Singapore Exchange Asiaclear Iron Ore, May 2016	(263,350)

118

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

FUTURES CONTRACTS: LONG POSITIONS (Continued)

Contracts		Unrealized Appreciation/ (Depreciation)
10	Intercontinental Exchange Rotterdam Coal, May 2016	$(97,500)
300	Singapore Exchange Asiaclear Iron Ore, June 2016	(263,350)
10	Intercontinental Exchange Rotterdam Coal, June 2016	(97,500)
300	Singapore Exchange Asiaclear Iron Ore, July 2016	(260,650)
10	Intercontinental Exchange Rotterdam Coal, July 2016	(95,500)
300	Singapore Exchange Asiaclear Iron Ore, August 2016	(260,650)
10	Intercontinental Exchange Rotterdam Coal, August 2016	(95,500)
300	Singapore Exchange Asiaclear Iron Ore, September 2016	(260,650)
10	Intercontinental Exchange Rotterdam Coal, September 2016	(95,500)
300	Singapore Exchange Asiaclear Iron Ore, October 2016	(257,950)
10	Intercontinental Exchange Rotterdam Coal, October 2016	(94,000)
300	Singapore Exchange Asiaclear Iron Ore, November 2016	(257,950)
10	Intercontinental Exchange Rotterdam Coal, November 2016	(94,000)
300	Singapore Exchange Asiaclear Iron Ore, December 2016	(257,950)
10	Intercontinental Exchange Rotterdam Coal, December 2016	(94,000)
150	Singapore Exchange Asiaclear Iron Ore, January 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, February 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, March 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, April 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, May 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, June 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, July 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, August 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, September 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, October 2017	(147,250)
150	Singapore Exchange Asiaclear Iron Ore, November 2017	(147,250)
250	Intercontinental Exchange Brent Crude Oil, December 2017	(1,415,000)

FUTURES CONTRACTS: LONG POSITIONS (Continued)

Contracts		Unrealized Appreciation/ (Depreciation)
150	Singapore Exchange Asiaclear Iron Ore, December 2017	$(147,250)
	Net unrealized depreciation	$(26,970,190)

Unrealized Depreciation
SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade Corn Index (“CBOT”) paying a fixed amount per bushel and receiving the closing settlement price of CBOT March 2015 Corn Futures contracts on the termination date, expiring 02/24/15 (Underlying notional amount $39,043,287)	$(2,968,287)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME February 2015 Lean Hogs Futures contracts on the termination date, expiring 02/10/15 (Underlying notional amount $8,902,757)	(2,155,257)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, paying a fixed amount per pound and receiving the closing settlement price of CME June 2015 Live Cattle Futures contracts on the termination date, expiring 06/03/15 (Underlying notional amount $15,145,679)	(46,829)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton Index, paying a fixed amount per pound and receiving the closing settlement price of ICE March 2015 Cotton Futures contracts on the termination date, expiring 02/18/15 (Underlying notional amount $4,806,776)	(57,976)
$(5,228,349)

119

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

(a)	Cost for federal income tax purposes is $468,300,128 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$17,880,737
Unrealized depreciation	(26,559,035)
Net unrealized depreciation	$(8,678,298)
(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $25,295,484 or 5.34% of net assets.
(d)	Variable rate security. Rate shown is the rate as of January 31, 2015.
(e)	The rate represents the annualized yield at time of purchase.
(f)	Rate shown represents current yield at January 31, 2015.

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)
Percentage
Sector	of Net Assets
Asset-Backed Securities	7.2%
Collectible Coins	5.3%
Commodities	8.1%
Consumer Discretionary	2.9%
Consumer Staples	2.6%
Energy	9.7%
Materials	4.6%
Real Estate	3.1%
U.S. Government Agencies and Securities	47.1%
Other*	9.4%
100.0%

*	Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

120

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2015 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS — 43.2%
Banks — 8.8%
$3,800,000	Bank of America NA, 1.25%, 02/14/17	$3,801,509
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,063,381
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,008,811
5,000,000	Commonwealth Bank of Australia, 1.13%, 03/13/17	5,007,755
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,051,054
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,340,921
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,379,777
12,295,000	JPMorgan Chase & Co. MTN, 1.37%, 09/22/15(c)	12,357,975
6,125,000	KFW, 1.25%, 02/15/17	6,197,937
3,900,000	Toronto-Dominion Bank (The) - MTN, 0.80%, 04/30/18(c)	3,916,470
10,000,000	Wells Fargo & Co., 1.25%, 07/20/16	10,064,490
		51,190,080
Consumer Discretionary — 1.5%
2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	2,027,978
2,000,000	Hyundai Capital America, 1.45%, 02/06/17(b)	1,999,800
3,000,000	Walt Disney Co. (The), 0.88%, 05/30/17	3,003,777
1,820,000	Whirlpool Corp., 1.65%, 11/01/17	1,835,022
		8,866,577
Consumer Staples — 3.3%
11,900,000	Anheuser-Busch Inbev Worldwide Inc, 1.38%, 07/15/17	12,004,684
4,000,000	Coca-Cola Co. (The), 1.80%, 09/01/16	4,079,244
3,000,000	CVS Health Corp., 1.20%, 12/05/16	3,025,932
		19,109,860
Diversified Financials — 9.3%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,620,253
Principal
Amount		Value
Diversified Financials (continued)
$1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	$1,013,174
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,021,303
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,078,807
1,000,000	Daimler Finance North America LLC, 1.38%, 08/01/17(b)	1,002,467
10,800,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	11,126,473
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,701,189
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	962,329
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,440,977
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,020,898
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,079,671
12,000,000	Morgan Stanley, 1.75%, 02/25/16	12,082,416
1,000,000	Synchrony Financial, 1.88%, 08/15/17	1,004,323
1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	1,783,997
		53,938,277
Energy — 1.3%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	2,963,307
1,700,000	Occidental Petroleum Corp, 1.75%, 02/15/17	1,723,154
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	1,000,129
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,019,177
1,000,000	Transcanada Pipelines Ltd., 1.88%, 01/12/18	1,007,641
		7,713,408
Health Care — 4.2%
4,895,000	Cigna Corp., 2.75%, 11/15/16	5,043,999
3,000,000	Express Scripts Holding Co., 1.25%, 06/02/17	2,994,498
2,000,000	Johnson & Johnson, 1.13%, 11/21/17	2,010,544

121

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Health Care (continued)
$500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	$505,722
4,000,000	Merck & Co., Inc., 0.59%, 05/18/18(c)	4,005,236
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,055,865
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	1,007,411
3,950,000	Unitedhealth Group, Inc., 1.40%, 12/15/17	3,990,626
		24,613,901
Industrials — 0.7%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,520,713
218,108	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	222,172
188,000	Tyco International Finance SA, 3.38%, 10/15/15	191,136
		3,934,021
Information Technology — 5.6%
3,000,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17(b)	2,991,345
10,000,000	Apple, Inc., 0.50%, 05/03/18(c)	10,000,000
5,000,000	Cisco Systems, Inc., 1.10%, 03/03/17	5,037,080
2,150,000	Fiserv, Inc., 3.13%, 06/15/16	2,211,125
10,500,000	Hewlett-Packard Co., 2.35%, 03/15/15	10,515,363
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,144,576
		32,899,489
Insurance — 2.1%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,061,397
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,074,200
3,000,000	New York Life Global Funding, 1.45%, 12/15/17(b)	3,025,665
		12,161,262
Materials — 1.6%
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,029,625
8,000,000	Rio Tinto Finance USA Plc, 2.00%, 03/22/17	8,137,736
		9,167,361
Principal
Amount		Value
Telecommunication Services — 3.7%
$4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	$4,076,120
12,000,000	NBC Universal Media LLC, 2.88%, 04/01/16	12,321,648
5,000,000	Verizon Communications, Inc., 1.35%, 06/09/17	4,994,210
		21,391,978
Utilities — 1.1%
5,000,000	Consolidated Edison Co. of New York, Inc., 5.38%, 12/15/15	5,206,980
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	1,010,058
		6,217,038
Total Corporate Bonds (Cost $249,583,131)		251,203,252
ASSET-BACKED SECURITIES — 6.3%
CAYMAN ISLANDS — 3.9%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.44%, 07/13/25(b)(c)	8,430,130
2,500,000	BlueMountain CLO Ltd., Series 2005-1A, Class B, 0.70%, 11/15/17(b)(c)	2,498,850
3,000,000	Gallatin CLO III Ltd. Series 2007-1A, Class A2L, 0.57%, 05/15/21(b)(c)	2,937,180
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 1.66%, 10/24/25(b)(c)	5,983,020
1,297,857	Sapphire Valley CDO I Ltd. Series 2006-1A, Class A, 0.52%, 12/15/22(b)(c)	1,285,184
1,546,830	Vitesse CLO Ltd., Series 2006-1A, Class A1L, 0.48%, 08/17/20(b)(c)	1,540,720
		22,675,084
UNITED STATES — 2.4%
2,500,000	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	2,506,525
2,000,000	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	2,005,870
1,185,276	Black Diamond CLO Ltd., Series 2005-1X, Class A1, 0.52%, 06/20/17(c)	1,184,054
2,500,000	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	2,502,598

122

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$2,050,000	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	$2,046,597
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	2,009,172
2,000,000	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.16%, 09/15/17	2,009,846
		14,264,662
Total Asset-Backed Securities (Cost $36,889,746)		36,939,746
MUNICIPAL BONDS — 5.0%
California — 0.8%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,360,395
District Of Columbia — 0.4%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,010,130
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,365,806
		2,375,936
Georgia — 0.5%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,191,895
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,618,408
Maryland — 0.0%
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	182,335
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,097,628
Principal
Amount		Value
Minnesota — 0.1%
$40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	$39,999
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	618,056
		658,055
New Jersey — 1.6%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,577,970
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 1.90%, 06/15/15	1,005,039
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 2.27%, 06/15/16	102,133
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,071,259
4,600,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series Q 1.10%, 06/15/16	4,592,916
		9,349,317
New York — 0.5%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,652,552
110,000	New York State Dormitory Authority University & College Improvement Revenue Bonds, Series G 2.83%, 03/15/16	112,773
		2,765,325
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,198,162
Total Municipal Bonds (Cost $28,247,357)		28,797,456

123

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%

$2,558,235	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	$2,586,763
Total Collateralized Mortgage Obligations (Cost $2,617,767)		2,586,763
U.S. GOVERNMENT AGENCIES — 7.9%
AID-EGYPT — 0.2%
1,000,000	4.45%, 09/15/15	1,025,629
		1,025,629
Fannie Mae — 3.9%
2,200,000	5.00%, 02/13/17	2,395,554
10,000,000	1.00%, 09/27/17	10,052,150
10,000,000	0.88%, 12/20/17	10,004,490
		22,452,194
Freddie Mac — 1.3%
7,400,000	1.00%, 03/08/17	7,460,554
		7,460,554
Ginnie Mae — 0.0%
289	9.00%, 02/15/20	290
		290
Overseas Private Investment Corp. — 1.4%
7,060,925	5.14%, 12/15/23	7,906,110
		7,906,110
Private Export Funding Corp. — 0.3%
1,400,000	4.95%, 11/15/15	1,447,655
500,000	2.25%, 12/15/17	516,157
		1,963,812
Small Business Administration — 0.7%
727,580	4.73%, 02/10/19	779,222
1,088,914	4.11%, 03/10/20	1,151,042
2,020,003	4.08%, 03/10/21	2,149,714
		4,079,978
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	830,377
		830,377
Total U.S. Government Agencies (Cost $44,463,248)		45,718,944
Principal
Amount		Value
U.S. GOVERNMENT SECURITIES — 36.1%
U.S. Treasury Bonds — 3.8%
$20,540,000	0.63%, 01/15/24(d)	$21,902,458
U.S. Treasury Notes — 32.3%
2,100,000	0.75%, 03/15/17	2,110,336
12,500,000	0.75%, 02/28/18	12,475,588
103,526,000	1.88%, 11/30/21	106,170,779
63,615,000	2.38%, 08/15/24	67,571,090
Total U.S. Government Securities (Cost $202,819,569)		210,230,251
GOVERNMENT BONDS — 0.5%
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,002,339
SOUTH KOREA — 0.3%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	501,465
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,471,425
		1,972,890
Total Government Bonds (Cost $2,898,018)		2,975,229

Shares
INVESTMENT COMPANY — 0.2%
1,339,400	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	1,339,400
Total Investment Company (Cost $1,339,400)		1,339,400

124

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Value
TOTAL INVESTMENTS — 99.6% (Cost $568,858,236)(a)	$579,791,041

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%	2,266,697
NET ASSETS — 100.0%	$582,057,738

(a)	Cost for federal income tax purposes is $568,858,236 and net unrealized appreciation of investments is as follows:
Unrealized appreciation.	$11,119,802
Unrealized depreciation.	(186,997)
Net unrealized appreciation	$10,932,805

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $60,919,514, which is 10.81% of net assets.
(c)	Variable rate security. Rate shown is the rate as of January 31, 2015.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at January 31, 2015.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	44.0%
Corporate Bonds	43.2
Municipal Bonds	5.0
Government Bonds	0.5
Asset Backed Securities	6.3
Collateralized Mortgage Obligations	0.4
Other*	0.6
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2015 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS — 96.7%
Alabama — 1.6%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,947,250
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,776,834
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,812,938
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,678,432
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,914,075
		20,129,529
Arizona — 1.0%
2,095,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	2,652,081
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,428,880
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	407,033
2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,214,518
1,000,000	County of Pinal Refunding Revenue Bonds, 5.00%, 08/01/25	1,240,610
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	235,645
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,452,099
		12,630,866
Principal
Amount		Value
Arkansas — 0.1%
$590,000	Fayetteville School District No 1 Refunding GO (State Aid Withholding), 2.00%, 06/01/16	$603,647
910,000	Rogers School District No 30 Refunding GO (State Aid Withholding), 3.00%, 02/01/16	935,043
		1,538,690
California — 3.4%
3,000,000	Antelope Valley Community College District Refunding GO, Series A, 5.00%, 08/01/24	3,840,180
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,508,560
1,750,000	City & County of San Francisco Courthouse Project Refunding COP, 5.00%, 04/01/16	1,845,235
1,155,000	City & County of San Francisco Juvenile Hall Project Refunding COP, 5.00%, 04/01/16	1,217,855
9,250,000	Los Angeles Community College District Refunding GO, Series A, 5.00%, 08/01/23	11,771,550
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,219,748
8,000,000	State of California Refunding GO Notes, 5.00%, 10/01/25	10,082,160
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	10,699,700
		43,184,988
Colorado — 1.0%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 12/01/19	592,935
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	5,003,038

126

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Colorado (continued)
$450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	$568,679
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,170,780
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,482,269
490,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	610,589
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,733,376
370,000	University of Northern Colorado Refunding Revenue Bonds, Series A (State Higher Education Intercept Program), 3.00%, 06/01/16	383,250
		12,544,916
Connecticut — 2.5%
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	10,018,480
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,514,500
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,396,960
2,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/25	2,504,620
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	6,163,850
1,000,000	University of Connecticut University and College Improvements Revenue Bonds, Series A, 3.00%, 02/15/16	1,028,710
		31,627,120
Principal
Amount		Value
District Of Columbia — 0.5%
$5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	$5,919,000
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,210,650
		7,129,650
Florida — 3.1%
800,000	City of Orlando Stadiums and Arenas Revenue Bonds, Series A, 5.00%, 11/01/23	1,004,720
4,000,000	County of Miami-Dade Refunding GO, Series B, 5.00%, 07/01/24	5,075,480
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,267,290
220,000	County of Seminole Special Obligation Public Improvements Revenue Bonds, 4.00%, 10/01/15	225,601
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,508,750
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,947,686
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,439,265
500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	534,270
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,149,156
1,200,000	Lee County School Board Refunding COP, 5.00%, 08/01/25	1,469,124
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,216,020
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,942,578

127

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Florida (continued)
$2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	$2,403,600
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	578,640
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,109,241
		39,871,421
Georgia — 2.0%
1,000,000	Cobb-Marietta Coliseum & Exhibit Hall Authority Performing Arts Center Project Refunding Revenue Bonds (County GTY), 5.00%, 01/01/19	1,160,030
1,750,000	Douglas County School District Refunding GO (State Aid Withholding), 4.00%, 04/01/16	1,826,475
675,000	Floyd County School District School Improvements GO, (State Aid Withholding), 3.00%, 07/01/15	682,958
970,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 3.00%, 05/01/15	976,722
395,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 4.00%, 05/01/16	413,150
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	464,254
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,122,960
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,142,690
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,412,225
Principal
Amount		Value
Georgia (continued)
$5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	$5,814,450
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,393,753
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	687,141
500,000	Newton County School District School Improvements GO (State Aid Withholding), 5.00%, 04/01/15	503,930
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,145,990
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,255,109
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,689,990
		25,691,827
Hawaii — 0.8%
1,700,000	Honolulu City & County Board of Water Supply Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	2,122,161
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,203,590
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	451,340
5,000,000	State of Hawaii Refunding GO, Series EP, 5.00%, 08/01/25	6,310,650
		10,087,741
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,862,985

128

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Illinois — 1.7%
$900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	$967,311
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,460,562
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,627,588
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,874,164
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,360,180
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,463,500
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,974,390
2,500,000	State of Illinois School Improvements GO, 3.00%, 02/01/16	2,557,225
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	937,966
		21,222,886
Indiana — 1.9%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	603,954
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,117,095
Principal
Amount		Value
Indiana (continued)
$650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	$699,881
500,000	Carmel 2002 School Building Corp. Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/16	533,230
600,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	697,164
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	703,034
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	522,712
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	521,577
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,613,529
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,651,928
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,090,801
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,094,800

129

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Indiana (continued)
$500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	$577,380
1,040,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 01/15/16	1,066,842
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,099,570
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	532,555
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	747,254
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	784,069
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	626,293
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	799,004
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,134,790
1,020,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 3.00%, 07/15/15	1,032,526
Principal
Amount		Value
Indiana (continued)
$895,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 4.00%, 01/15/16	$925,690
		24,175,678
Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,164,590
Kansas — 0.6%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,590,901
2,645,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/24	3,383,114
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,412,432
		7,386,447
Kentucky — 1.3%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,872,960
1,000,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/15	1,026,920
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	8,751,320
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,599,337
685,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/15	688,802

130

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Kentucky (continued)
$605,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/16	$617,372
		16,556,711
Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,124,200
Maine — 0.5%
435,000	City of Bath Refunding GO, 2.00%, 09/01/15	439,598
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	768,572
750,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	891,015
520,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	628,680
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(c)	122,589
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	1,913,526
1,795,000	Maine Municipal Bond Bank Refunding Revenue Bonds, Series C, 5.00%, 11/01/26	2,247,789
		7,011,769
Maryland — 0.5%
625,000	Maryland State Department of Transportation Highway Improvement Refunding Revenue Bonds, 4.50%, 03/01/15	626,955
Principal
Amount		Value
Maryland (continued)
$1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	$1,205,440
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,442,961
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,109,970
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,219,940
		6,605,266
Massachusetts — 9.1%
4,500,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 09/25/15	4,518,540
5,880,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/05/15	5,898,757
2,153,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes, 1.00%, 07/02/15	2,158,705
9,950,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/30/15	9,980,845
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,811,162
9,650,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/22	11,986,748
850,000	Commonwealth of Massachusetts Refunding GO, Series A, 5.00%, 08/01/16	909,279
1,000,000	Commonwealth of Massachusetts Refunding GO, Series B (AGM-CR), 5.25%, 08/01/28	1,336,380
2,000,000	Commonwealth of Massachusetts Refunding GO, Series C (AMBAC), 5.50%, 12/01/24	2,650,900

131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Massachusetts (continued)
$7,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	$7,526,925
5,900,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	5,918,998
1,000,000	Massachusetts Port Authority Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	1,023,440
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,392,638
2,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	2,491,060
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,830,570
3,000,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/19/15	3,007,260
10,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	10,032,200
13,000,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/24/15	13,039,000
3,625,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	3,637,796
500,000	Town of Auburn Refunding GO, 2.00%, 06/01/15	503,020
1,275,000	Town of Belmont Municipal Purpose Loan Refunding GO, 4.00%, 04/15/16	1,332,745
9,300,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/19/15	9,322,506
		116,309,474
Principal
Amount		Value
Michigan — 2.4%
$670,000	Bay City School District Refunding GO (Q-SBLF), 5.00%, 11/01/25	$806,814
945,000	Brighton Area School District School Improvements GO, Series I (Q-SBLF), 5.00%, 05/01/16	995,983
1,000,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	1,235,430
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	348,947
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	686,086
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	450,767
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	288,273
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,345,777
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,380,003
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,529,000
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,216,284
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	861,800
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,363,209
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,187,930
2,000,000	Rochester Community School District Refunding GO, (Q-SBLF), 4.00%, 05/01/15	2,018,440
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,375,860
325,000	State of Michigan Environmental Program Refunding GO, Series A, 5.00%, 05/01/16	344,042

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Michigan (continued)
$5,000,000	State of Michigan Trunk Line Refunding Revenue Bonds, 5.00%, 11/15/16	$5,405,750
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	267,801
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,076,227
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,153,508
		31,337,931
Minnesota — 2.4%
1,875,000	Clearbrook-Gonvick Independent School District No 2311 Cash Flow Management GO (School District Credit Program), 1.00%, 09/30/15	1,883,400
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	473,283
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,952,987
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,374,592
1,875,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,284,238
1,520,000	State of Minnesota Public Improvements COP, 4.50%, 06/01/16	1,604,147
2,225,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	2,771,171
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,756,138
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,428,096
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,612,852
Principal
Amount		Value
Minnesota (continued)
$1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	$1,209,600
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,257,000
2,675,000	Warroad Independent School District No 690 Cash Flow Management GO Notes (School District Credit Program), 1.00%, 09/14/15	2,687,011
		31,294,515
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,051,146
Missouri — 1.5%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,175,519
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	347,019
2,500,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation), 5.00%, 12/01/26	3,065,825
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	4,987,560
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	557,670
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,594,817
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,417,980

133

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Missouri (continued)
$300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	$320,871
1,250,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,584,700
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,269,944
		19,321,905
Nevada — 0.6%
1,000,000	Clark County School District School Improvements GO, Series C (AGM), 5.00%, 12/15/15(c)	1,041,500
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,062,777
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,157,117
		7,261,394
New Hampshire — 0.2%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,631,690
New Jersey — 5.7%
500,000	Bergen County Improvement Authority Public Improvements Revenue Bonds, Series B (County GTY), 4.00%, 02/15/16	519,760
240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	256,027
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	218,083
3,495,000	County of Sussex Public Improvements Refunding GO, 2.00%, 02/15/16	3,560,811
Principal
Amount		Value
New Jersey (continued)
$255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	$268,122
2,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	2,227,880
735,000	Middlesex County Improvement Authority Regional Educational Services Refunding Revenue Bonds, (County GTY), 3.00%, 07/15/16	763,856
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	252,001
5,300,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	5,605,757
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(c)	1,234,469
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	454,924
1,355,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series DD-1, 5.00%, 12/15/16	1,455,866
750,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series K, (AMBAC), 5.25%, 12/15/16	782,738
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	6,098,700
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	500,182

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
New Jersey (continued)
$11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	$12,787,925
505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	530,321
6,225,000	New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund Revenue Bonds, 5.00%, 06/15/16	6,586,797
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(c)	26,824
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,245,028
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(c)	16,095
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,718,927
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(c)	45,940
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,534,767
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,525,553
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	1,997,478
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15		1,435,404
Principal
Amount		Value
New Jersey (continued)
$825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	$897,394
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	3,198,250
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	341,784
770,000	Township of Montgomery Refunding GO, 3.00%, 08/01/15	780,934
		72,868,597
New Mexico — 0.8%
4,805,000	City of Albuquerque General Purpose Public Improvements GO, Series A, 5.00%, 07/01/16	5,122,851
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,050,940
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	268,369
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	843,280
3,000,000	State of New Mexico Severance Tax Permanent Fund Public Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	3,198,450
		10,483,890
New York — 25.9%
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,538,000
3,330,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,092,037
10,000,000	City of New York Refunding GO, Series A, 5.00%, 08/01/25	12,503,400

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
New York (continued)
$5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	$5,538,000
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,219,823
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	798,746
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	10,039,623
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	1,997,796
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,430,400
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	11,076,000
9,730,000	City of New York Refunding GO, Series G, 5.00%, 08/01/19	11,407,257
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	12,157,300
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	22,733,540
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,589,622
2,047,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/15	2,059,794
2,175,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/16	2,233,442
445,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/16	449,690
505,000	County of Rockland Refunding GO (BAM), 2.00%, 02/15/17	514,918
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,268,240
Principal
Amount		Value
New York (continued)
$5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	$6,009,150
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,345,305
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,327,029
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,879,275
1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	1,357,400
1,230,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(c)	1,376,222
770,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	861,091
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	19,491,174
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,489,943
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,236,496
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,968,976

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
New York (continued)
$935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	$1,078,710
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,879,331
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18	1,945,869
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes, 5.00%, 02/01/18(c)	253,879
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	5,119,616
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	597,385
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,557,566
1,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,500,525
6,250,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Series E, (AGM, GO of Corp.) OID, 5.25%, 04/01/16	6,437,813
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	767,214
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,574,453
Principal Amount		Value
New York (continued)
$10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	$12,269,600
750,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	788,423
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	959,931
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(c)	17,217
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,935,141
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	552,085
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,833,621
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,406,012
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	18,132,900
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	5,136,102
4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/23	5,610,285
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,266,728

137

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
New York (continued)
$7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	$9,740,269
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,377,120
2,850,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series G, 5.00%, 03/15/17	3,118,698
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 4.00%, 06/15/16	2,102,040
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,022,280
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 4.00%, 03/15/16	208,473
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/16	210,697
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,553,878
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,703,430
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,795,300
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,204,551
1,000,000	New York State Thruway Authority Refunding Revenue Bonds, 5.00%, 01/01/25	1,250,060
Principal Amount		Value
New York (continued)
$410,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/16	$431,931
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	437,711
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,684,240
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,728,250
160,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 10/01/15(c)	165,029
765,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	789,044
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,066,590
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,794,302
14,390,000	Sales Tax Asset Receivable Corp. Fiscal 2015 Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	18,352,574
1,345,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/15	1,366,359
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,840,018
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,085,330
		331,638,269

138

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
North Carolina — 2.8%
$680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	$805,562
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,095,439
475,000	Buncombe County Refunding Revenue Bonds, Series A, 5.00%, 06/01/16	504,042
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,551,001
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,088,204
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,796,367
245,000	County of Wake Refunding GO, Series D, 4.00%, 02/01/16	254,317
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	3,112,044
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	661,715
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	743,857
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	818,397
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,639,541
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	398,203
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,449,060
2,320,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/16	2,434,863
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,657,000
Principal Amount		Value
North Carolina (continued)
$1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	$1,741,931
		35,751,543
Ohio — 3.2%
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,529,280
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	1,264,330
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,253,190
2,015,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	2,504,967
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,705,797
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	400,354
5,000,000	Ohio State Water Development Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/22	6,217,400
400,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 4.00%, 06/01/16	418,735
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	388,895
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,106,330
5,000,000	State of Ohio Highway Improvements GO, Series Q, 5.00%, 05/01/16	5,292,950
8,000,000	State of Ohio Highway Improvements GO, Series R, 4.00%, 05/01/16	8,369,600

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
Ohio (continued)
$1,000,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	$1,261,200
500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	527,205
3,875,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/24	4,106,028
590,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A (AMBAC), 5.00%, 06/01/15	599,310
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,899,125
		40,844,696
Oklahoma — 1.0%
4,400,000	Oklahoma Capital Improvement Authority Refunding Revenue Bonds, Series B, 2.00%, 07/01/16	4,503,136
5,275,000	Tulsa County Independent School District No 3 Broken Arrow Combined Purpose School Improvements GO, 2.00%, 04/01/16	5,381,080
2,680,000	University of Oklahoma Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	2,741,694
		12,625,910
Oregon — 0.6%
575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	618,470
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,430,234
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	896,402
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,977,657
Principal Amount		Value
Oregon (continued)
$2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	$2,447,126
		7,369,889
Puerto Rico — 0.0%
90,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(c)	91,939
Rhode Island — 0.1%
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	762,613
South Carolina — 0.9%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,595,275
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	942,744
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,356,099
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,944,440
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	385,169
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	793,682
		12,017,409

140

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal Amount		Value
Tennessee — 0.2%
$1,075,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	$1,299,030
1,100,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,394,085
		2,693,115
Texas — 8.7%
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,507,382
95,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/15(c)	95,125
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	855,544
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	438,499
1,435,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,796,046
2,500,000	City of Dallas Refunding GO, 5.00%, 02/15/23	3,118,950
3,000,000	City of Dallas Refunding GO, 5.00%, 02/15/24	3,782,580
1,000,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	1,252,540
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	1,552,750
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,147,516
600,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	739,176
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,075,348
330,000	City of Richardson Public Improvements GO, (NATL-RE), 5.25%, 02/15/20	331,271
Principal Amount		Value
Texas (continued)
$800,000	City of San Antonio Water System Refunding Revenue Bonds, Series A, 3.00%, 05/15/16	$827,792
1,505,000	City of Southlake Refunding GO, 5.00%, 02/15/16	1,579,979
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	274,555
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	907,375
1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	1,260,720
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	609,348
4,410,000	County of Bexar Refunding GO, 5.00%, 06/15/22	5,464,872
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,216,530
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,170,949
3,500,000	Cypress-Fairbanks Independent School District Refunding GO, Series C (PSF-GTD), 5.00%, 02/15/26	4,360,265
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,215,880
2,000,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	2,536,820
2,000,000	Dallas Independent School District Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/29	2,481,040
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	265,997
7,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(b)	7,794,121
3,955,000	Dickinson Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/25	4,971,712

141

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Texas (continued)
$520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	$556,176
3,115,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	3,874,842
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	301,105
3,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	3,159,420
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,007,600
330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(c)	338,447
1,025,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/15	1,026,330
720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	747,317
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,188,280
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	532,045
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,389,853
265,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	271,813
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	4,762,890
1,135,000	Mesquite Independent School District School Improvements GO, Series A (PSF-GTD), 2.50%, 08/15/15	1,149,449
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,205,566
Principal
Amount		Value
Texas (continued)
$265,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/17(c)	$294,240
260,000	Red Oak Independent School District School Improvements GO (PSF-GTD), 5.00%, 08/15/18	286,403
1,500,000	Richardson Independent School District School Improvements GO, Series A, (PSF-GTD), 3.00%, 02/15/16	1,543,845
275,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15(c)	275,236
1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	1,132,153
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	161,291
3,040,000	State of Texas Transportation Commission Refunding GO, Series A, 5.00%, 10/01/25	3,864,843
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,516,421
1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	1,172,741
1,775,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, Series A, 5.00%, 04/01/16	1,871,596
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(b)	3,219,143
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,259,518
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,699,887

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Texas (continued)
$2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	$2,305,616
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	160,427
		110,905,175
Utah — 0.3%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,325,444
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	129,501
1,085,000	Uintah County School District Refunding GO, (School Board GTY), 5.00%, 02/01/24	1,376,496
		3,831,441
Virginia — 2.7%
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	190,064
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,601,858
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	649,572
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,565,811
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/21	2,399,080
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	6,104,850
Principal
Amount		Value
Virginia (continued)
$1,500,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/25	$1,889,520
2,640,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/25	3,234,845
1,440,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/26	1,752,408
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	3,017,259
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,467,275
8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	8,778,079
1,150,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,467,998
		34,118,619
Washington — 3.3%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	109,435
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,817,597
705,000	Energy Northwest Columbia Generating Station Refunding Revenue Bonds, Series S, 5.00%, 07/01/15	718,860
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	865,312
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	755,276

143

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

Principal
Amount		Value
Washington (continued)
$1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	$1,730,700
1,000,000	Pierce County School District No 403 Bethel Refunding GO, (School Board GTY), 3.00%, 06/01/16	1,035,270
10,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	12,579,100
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,487,541
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,109,560
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	981,024
745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	759,870
2,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	2,476,400
9,375,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/16	10,048,313
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,788,688
		42,262,946
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	137,516
Wisconsin — 1.1%
1,390,000	City of La Crosse Promissory Notes Public Improvements GO, Series A, 3.00%, 12/01/15	1,422,887
1,925,000	State of Wisconsin Public Improvements GO, Series A, 5.00%, 05/01/16	2,037,035
Principal
Amount		Value
Wisconsin (continued)
$10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	$10,582,000
		14,041,922
Total Municipal Bonds (Cost $1,198,091,382)		1,236,200,824
U.S. GOVERNMENT SECURITIES — 1.2%
U.S. Treasury Notes — 1.2%
14,500,000	2.25%, 11/15/2024	15,243,125
Total U.S. Government Securities (Cost $14,900,682)		15,243,125

Shares		Value
INVESTMENT COMPANY — 1.3%
17,051,500	SEI Daily Income Trust Government II Fund, Class A, 0.00%(e)	$17,051,500
Total Investment Company (Cost $17,051,500)		17,051,500

TOTAL INVESTMENTS — 99.2% (Cost $1,230,043,564)(a)		1,268,495,449
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		10,656,459
NET ASSETS — 100.0%		$1,279,151,908

(a)	Cost for federal income tax purposes is $1,230,122,448 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$38,768,405
Unrealized depreciation	(395,404)
Net unrealized appreciation	$38,373,001

(b)	Variable rate security. Rate shown is the rate as of January 31, 2015.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at January 31, 2015.

144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2015 (Unaudited)

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

Percentage
State	of Net Assets
Alabama	1.6%
Arizona	1.0%
Arkansas	0.1%
California	3.4%
Colorado	1.0%
Connecticut	2.5%
District Of Columbia	0.5%
Florida	3.1%
Georgia	2.0%
Hawaii	0.8%
Idaho	0.1%
Illinois	1.7%
Indiana	1.9%
Iowa	0.2%
Kansas	0.6%
Kentucky	1.3%
Louisiana	0.2%
Maine	0.5%
Maryland	0.5%
Massachusetts	9.1%
Michigan	2.4%
Minnesota	2.4%
Mississippi	0.2%
Missouri	1.5%
Nevada	0.6%
New Hampshire	0.2%
New Jersey	5.7%
New Mexico	0.8%
New York	25.9%
North Carolina	2.8%
Ohio	3.2%
Oklahoma	1.0%
Oregon	0.6%
Puerto Rico	0.0%
Rhode Island	0.1%
South Carolina	0.9%
Tennessee	0.2%
Texas	8.7%
Utah	0.3%
Virginia	2.7%
Washington	3.3%
West Virginia	0.0%
Wisconsin	1.1%
Other*	3.3%
100%

*	Includes cash and equivalents, investment companies, U.S. government securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

145

Old Westbury Funds, Inc.
Notes To Financial Statements
January 31, 2015 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2015, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (formerly known as the Old Westbury Global Small & Mid Cap Fund) (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (formerly known as the Old Westbury Global Opportunities Fund) (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”) (“Adviser”), a commodity pool operator registered with the CFTC effective, January 1, 2013. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of January 31, 2015, the Subsidiary represented $137,467,082 or 29.00% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions

146

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost provided that such value remains consistent with the instruments’s fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices and interpolated to the specific expiration date. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a

147

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by BIM. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 10 days during the period ended January 31, 2015. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of January 31, 2015, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended January 31, 2015.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is inappropriate. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

148

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market-related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements and written options in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of January 31, 2015, the Real Return Fund held $25,295,484 or 5.34% of net assets, in collectibles.

F. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or

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commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not

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been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has eliminated quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Funds’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•    Level 1 - quoted prices in active markets for identical securities.

•    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•    Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The summary of inputs used to value the Funds’ investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities(b)	$1,014,268,255(a	)	$—		$—	$1,014,268,255
Investment Company	61,136,500		—		—	61,136,500
Total	$1,075,404,755		$—		$—	$1,075,404,755

Large Cap Strategies Fund
Equity Securities:(b)	$11,580,634,535(a	)	$104,428,825(e	)	$—	$11,685,063,360
Exchange Traded Funds	1,168,924,820(a	)	—		—	1,168,924,820
U.S. Government Agencies	—		73,873,981		—	73,873,981
Investment Company	467,021,000		—		—	467,021,000
Other Financial Instruments - Assets*
Foreign currency exchange contracts	—		44,655,549		—	44,655,549
Total	$13,216,580,355		$222,958,355		$—	$13,439,538,710

Small & Mid Cap Fund
Equity Securities:(b)
Australia	$77,888,994		$—		$55,631	$77,944,625
Austria	7,507,918		—		—	7,507,918
Bahamas	73,368		—		—	73,368
Belgium	16,463,439		—		—	16,463,439
Bermuda	50,279,266		—		—	50,279,266
Brazil	41,567,534		5,165		—	41,572,699
Cambodia	326,798		—		—	326,798
Canada	92,673,984		309,951		—	92,983,935
Cayman Islands	27,386		—		—	27,386
Chile	2,358,059		—		—	2,358,059
China	60,201,665		—		319,439	60,521,104
Columbia	597,580		—		—	597,580
Cyprus	182,517		—		—	182,517
Denmark	31,475,657		—		—	31,475,657
Faeroe Islands	155,917		—		—	155,917
Finland	16,479,661		—		5,593	16,485,254
France	87,273,275		—		—	87,273,275
Gabon	28,655		—		—	28,655
Georgia	134,111		—		—	134,111
Germany	114,089,023		—		—	114,089,023
Gibraltar	51,772		—		—	51,772
Greece	726,048		—		—	726,048
Guernsey	4,970,507		—		—	4,970,507
Hong Kong	54,826,969		17,058		1,041,756	55,885,783
Hungary	66,635		—		—	66,635
India	81,048,415		—		4,453	81,052,868
Indonesia	27,924,055		—		3,079	27,927,134
Ireland	33,716,565		651,155			34,367,720
Isle of Man	21,162		—		—	21,162
Israel	108,531,030		—		—	108,531,030
Italy	23,488,486		—		—	23,488,486
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January 31, 2015 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Japan	$301,684,030	$—	$—	$301,684,030
Jersey Channel Islands	1,157,829	—	—	1,157,829
Luxembourg	5,982,667	—	—	5,982,667
Macau	45,586	—	—	45,586
Malaysia	30,262,917	—	—	30,262,917
Malta	554,203	—	—	554,203
Mexico	25,007,713	343,162	—	25,350,875
Netherlands	33,099,607	—	—	33,099,607
New Zealand	22,709,126	—	—	22,709,126
Norway	3,723,773	—	—	3,723,773
Peru	3,863,452	—	—	3,863,452
Philippines	12,267,851	—	—	12,267,851
Poland	5,948,000	—	—	5,948,000
Portugal	1,944,251	—	—	1,944,251
Qatar	879,489	—	—	879,489
Singapore	74,014,485	—	—	74,014,485
South Africa	34,435,090	—	2,188	34,437,278
South Korea	53,029,916	—	—	53,029,916
Spain	21,527,476	3,086	—	21,530,562
Sweden	34,396,089	—	—	34,396,089
Switzerland	71,225,083	—	—	71,225,083
Taiwan	54,162,506	—	2,594	54,165,100
Thailand	32,995	18,585,904	—	18,618,899
Turkey	6,219,034	—	—	6,219,034
Ukraine	99,459	—	—	99,459
United Arab Emirates	4,555,514	—	—	4,555,514
United Kingdom	302,299,519	—	—	302,299,519
United States	2,789,265,658	—	—	2,789,265,658
Total Equities	$4,829,549,769	$19,915,481	$1,434,733	$4,850,899,983
Exchange Traded Funds	501,010,560	—	—	501,010,560
Investment Company	16,517,100	—	—	16,517,100
Rights/Warrants
Australia	494	—	—	494
France	—	1	—	1
Hong Kong	3,432	—	—	3,432
India	—	4,730	—	4,730
Malaysia	86,596	1,574	—	88,170
South Africa	105	—	—	105
Taiwan	—	416	—	416
Thailand	292	—	—	292
Total Rights/Warrants	$90,919	$6,721	$—	$97,640
U.S. Government Agencies	—	8,999,895	—	8,999,895
Cash Sweep	102,976,337	—	—	102,976,337
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	21,319,576	—	21,319,576
Total	$5,450,144,685	$50,241,673	$1,434,733	$5,501,821,091
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January 31, 2015 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
Strategic Opportunities Fund
Equity Securities:(b)
Australia	$6,865,877		$—		$—		$6,865,877
Austria	1,583,358		—		—		1,583,358
Belgium	3,406,971		—		—		3,406,971
Bermuda	20,599,585		—		—		20,599,585
Brazil	2,080,097		—		—		2,080,097
Canada	5,321,847		—		—		5,321,847
China	12,156,896		—		—		12,156,896
Denmark	2,294,007		—		—		2,294,007
Finland	4,194,507		—		—		4,194,507
France	5,740,835		—		—		5,740,835
Germany	1,953,865		—		—		1,953,865
Greece	743,087		—		—		743,087
Guernsey	777,288		—		—		777,288
Hong Kong	43,044,462		—		135,202		43,179,664
India	1,165,269		—		—		1,165,269
Indonesia	666,654		—		—		666,654
Ireland	3,929,620		—		—		3,929,620
Italy	5,513,723		—		—		5,513,723
Japan	83,619,404		—		—		83,619,404
Jersey Channel Islands	2,036,304		—		—		2,036,304
Malaysia	12,324,582		—		—		12,324,582
Netherlands	6,801,403		—		—		6,801,403
New Zealand	474,221		—		—		474,221
Norway	4,296,245		—		—		4,296,245
Pakistan	616,237		—		—		616,237
Poland	348,090		—		—		348,090
Singapore	21,835,296		—		—		21,835,296
South Africa	5,021,880		—		—		5,021,880
South Korea	11,416,545		—		—		11,416,545
Sweden	4,147,384		—		—		4,147,384
Switzerland	22,492,475		—		—		22,492,475
Taiwan	17,069,806		—		—		17,069,806
Thailand	308,624		297,377		—		606,001
Turkey	1,119,345		—		—		1,119,345
United Kingdom	12,242,386		—		—		12,242,386
United States	588,372,933		—		258,750		588,631,683
Total Equities	$916,581,108		$297,377		$393,952		$917,272,437
Closed-End Funds	366,704,662(a	)	—		—		366,704,662
Exchange Traded Funds	87,446,164(a	)	—		—		87,446,164
Preferred Stock	7,018,412(a	)	—		—		7,018,412
Corporate Bonds	—		444,047,108(a	)	3,368,045(c	)	447,415,153
Government Bonds	—		241,863,747(a	)	—		241,863,747
Asset-Backed Securities	—		350,535,940(a	)	—		350,535,940
Non-Agency Mortgage-Backed Securities	—		758,801,279(a	)	—		758,801,279
U.S. Government Agencies	—		2,494,137,807		—		2,494,137,807
Cash Sweep	153,342,241		—		—		153,342,241
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Old Westbury Funds, Inc.
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January 31, 2015 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Other financial instruments - Assets*:
Equity contracts	$242,402		$126,051,783		$—	$126,294,185
Foreign exchange currency contracts	—		100,282,424		—	$100,282,424

Other financial instruments - Liabilities*:
Equity contracts	(4,633,776)		(67,833,825)		—	(72,467,601)
Interest rate contracts	—		(5,693,247)		—	(5,693,247)
Foreign exchange currency contracts	—		(54,258,870)		—	(54,258,870)
Total	$1,526,701,213		$4,388,231,523		$3,761,997	$5,918,694,733

Real Return Fund
Equity Securities	$108,431,242(a	)	$—		$—	$108,431,242
Exchange Traded Funds	24,579,800(a	)	—		—	24,579,800
Collectible Coins	—		—		25,295,484	25,295,484
Commodities	38,494,504(a	)	—		—	38,494,504
Asset-Backed Securities	—		34,300,000(a	)	—	34,300,000
U.S. Government Agencies	—		223,503,330		—	223,503,330
Cash Sweep	4,614,355		—		—	4,614,355
Other financial instruments - Assets*:
Commodity contracts	6,678,045		—		—	6,678,045

Other financial instruments - Liabilities*:
Commodity contracts	(34,529,830)		(5,228,349)		—	(39,758,179)
Total	$148,268,116		$252,574,981		$25,295,484	$426,138,581

Fixed Income Fund
Corporate Bonds	$—		$251,203,252(a	)	$—	$251,203,252
Asset-Backed Securities	—		36,939,746(a	)	—	36,939,746
Municipal Bonds	—		28,797,456(a	)	—	28,797,456
Collateralized Mortgage Obligations	—		2,586,763(a	)		2,586,763
U.S. Government Agencies	—		45,718,944		—	45,718,944
U.S. Government Securities	—		210,230,251		—	210,230,251
Government Bonds	—		2,975,229(a	)	—	2,975,229
Investment Company	1,339,400		—		—	1,339,400
Total	$1,339,400		$578,451,641		$—	$579,791,041

Municipal Bond Fund
Municipal Bonds	$—		$1,236,200,824(a	)	$—	$1,236,200,824
U.S. Government Securities	—		15,243,125		—	15,243,125
Investment Company	17,051,500		—		—	17,051,500
Total	$17,051,500		$1,251,443,949		$—	$1,268,495,449

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At January 31, 2015, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Fund were transferred into Level 2 from Level 1 in the amount of $236,441 and out of Level 2 into Level 1 in the amount of $381.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
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(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended January 31, 2015. There were transfers into Level 3 of $489,181 and out of Level 3 in the amount of $896,248 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of January 31, 2015, the percentage of NAV was 0.03% and 0.07% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.

(e)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

The following table is a reconciliation of the Real Return Fund’s Level 3 investments for the period ended January 31, 2015:

Collectible Coins
Beginning Balance, November 1, 2014	$25,081,918

Net change in unrealized appreciation/(depreciation)	213,566
Ending Balance, January 31, 2015	$25,295,484

For the period ended January 31, 2015, the change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at January 31, 2015 was $213,566 and is included in net change in unrealized appreciation/(depreciation) on investments on the Statement of Operations. These Level 3 investments represent collectible coins.

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-8 “Investment Companies: Amendments to the scope measurement, and disclosure requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The ASU provides that investment companies regulated under the 1940 Act automatically qualify as investment companies, such as the Funds. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years.

In August 2014, FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” Under generally accepted accounting principles (GAAP), a reporting entity’s continued existence is the basis for preparing financial statements as a going concern (commonly referred to as the going concern basis of accounting) unless and until the entity’s liquidation becomes imminent. This ASU provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the entity’s financial statements. The ASU becomes effective for all entities for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized

156

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Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of January 31, 2015
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$44,655,549	Unrealized depreciation on forward foreign currency exchange contracts	$—
Total		$44,655,549		$—

Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value		Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$21,319,576	Unrealized depreciation on forward foreign currency exchange contracts	$—
Total		$21,319,576		$—

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk			Unrealized depreciation on swap contracts	$5,693,247
Equity Risk	Unrealized appreciation on swap contracts	$12,598,258	Unrealized depreciation on swap contracts	9,622,251
	Structured option contracts, at value	112,752,752	Structured option contracts, at value	58,211,574
	Investments, at value (purchased options)	943,175	Written option contracts, at value	3,170,170
	Variation Margin	96,836
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	583,227	Unrealized depreciation on swap contracts	794,537
	Structured option contracts, at value	36,928,208	Structured option contracts, at value	6,298,053
	Unrealized appreciation on forward foreign currency exchange contracts	62,770,989	Unrealized depreciation on forward foreign currency exchange contracts	47,166,280
Total		$226,673,445		$130,956,112

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Risk	Variation Margin	$683,600	Unrealized depreciation on swap contracts	$5,228,349
	Investments, at value (purchased options)	403,115
Total		$1,086,715		$5,228,349
157

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of January 31, 2015, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	125,000,006	Euro	100,445,980	Barclays Bank Plc	03/17/15	$11,449,888
U.S. Dollar	124,999,996	Euro	100,501,947	Barclays Bank Plc	03/17/15	11,386,610
U.S. Dollar	125,000,002	Euro	100,521,101	Barclays Bank Plc	03/17/15	11,364,962
U.S. Dollar	115,000,006	Euro	92,480,901	Barclays Bank Plc	03/17/15	10,454,089
						$44,655,549
158

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

As of January 31, 2015, the Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	112,500,006	Euro	90,172,771	Citigroup, Inc.	03/17/15	$10,563,336
U.S. Dollar	112,500,001	Euro	90,204,729	Citigroup, Inc.	03/17/15	10,527,204
U.S. Dollar	8,281,268	New Zealand Dollar	11,164,500	Citigroup, Inc.	04/30/15	229,036
						$21,319,576

As of January 31, 2015, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	1,814,724,000	U.S. Dollar	15,409,732	Bank of New York Mellon Corp.	03/09/15	$50,222
U.S. Dollar	16,000,000	Mexican Peso	233,840,000	Bank of New York Mellon Corp.	03/17/15	446,019
U.S. Dollar	10,020,738	Chinese Offshore Yuan	62,334,000	Bank of New York Mellon Corp.	03/23/15	170,470
U.S. Dollar	49,764,488	Hong Kong Dollar	386,050,000	Bank of New York Mellon Corp.	06/19/15	(32,223)
U.S. Dollar	29,970,849	Chinese Offshore Yuan	188,145,000	Bank of New York Mellon Corp.	08/19/15	651,224
Euro	11,945,024	U.S. Dollar	13,544,905	Barclays Plc	02/03/15	(46,647)
Chilean Peso	100,700,000	U.S. Dollar	173,232	Barclays Plc	02/10/15	(14,577)
Singapore Dollar	4,400,417	U.S. Dollar	3,513,588	Barclays Plc	02/12/15	(261,755)
Hungary Forint	1,104,500,000	U.S. Dollar	4,443,459	Barclays Plc	02/13/15	(428,983)
Singapore Dollar	1,151,000	U.S. Dollar	922,313	Barclays Plc	02/17/15	(71,843)
Polish Zloty	31,055,100	U.S. Dollar	9,105,887	Barclays Plc	02/18/15	(727,231)
Chilean Peso	318,000,000	U.S. Dollar	520,033	Barclays Plc	02/24/15	(19,319)
Chilean Peso	8,992,500,000	U.S. Dollar	15,000,000	Barclays Plc	02/24/15	(840,657)
U.S. Dollar	7,500,000	Chilean Unidad de Fomento	4,672,500,000	Barclays Plc	02/24/15	142,810
U.S. Dollar	1,338,931	Japanese Yen	137,140,000	Barclays Plc	02/25/15	170,790
U.S. Dollar	4,377,854	Japanese Yen	447,710,000	Barclays Plc	02/26/15	564,279
U.S. Dollar	4,450,843	Malaysian Ringgit	16,230,000	Barclays Plc	03/02/15	(646)
U.S. Dollar	2,327,918	Japanese Yen	238,049,400	Barclays Plc	03/09/15	299,933
Indonesian Rupiah	61,200,000,000	U.S. Dollar	5,000,000	Barclays Plc	03/12/15	(242,510)
Indonesian Rupiah	60,800,000,000	U.S. Dollar	5,000,000	Barclays Plc	03/23/15	(283,385)
U.S. Dollar	5,030,340	Indonesian Rupiah	61,345,000,000	Barclays Plc	03/23/15	271,446
U.S. Dollar	1,432,893	Japanese Yen	146,370,000	Barclays Plc	03/25/15	185,657
Indonesian Rupiah	61,200,000,000	U.S. Dollar	5,000,000	Barclays Plc	04/13/15	(274,802)
U.S. Dollar	4,967,186	Indonesian Rupiah	60,550,000,000	Barclays Plc	04/13/15	292,174
U.S. Dollar	13,556,337	Euro	11,945,024	Barclays Plc	05/06/15	46,134
Chilean Peso	261,700,000	U.S. Dollar	460,496	Barclays Plc	06/04/15	(52,302)
U.S. Dollar	3,852,508	Japanese Yen	393,370,000	Barclays Plc	06/10/15	497,059
U.S. Dollar	1,828,245	Japanese Yen	185,480,000	Barclays Plc	07/29/15	245,029
U.S. Dollar	463,238	Japanese Yen	47,210,000	Barclays Plc	08/11/15	60,143
159

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chinese Offshore Yuan	188,145,000	U.S. Dollar	30,000,000	Barclays Plc	08/19/15	$(680,376)
U.S. Dollar	713,555	Japanese Yen	73,417,000	Barclays Plc	08/24/15	86,509
U.S. Dollar	1,993,134	Japanese Yen	205,823,000	Barclays Plc	08/26/15	235,141
Hong Kong Dollar	307,196,000	U.S. Dollar	39,676,590	Barclays Plc	10/26/15	(49,695)
Hong Kong Dollar	307,680,000	U.S. Dollar	39,739,102	Barclays Plc	10/26/15	(49,774)
Hong Kong Dollar	307,740,000	U.S. Dollar	39,746,852	Barclays Plc	10/26/15	(49,783)
U.S. Dollar	215,913	Japanese Yen	25,530,000	Barclays Plc	12/22/15	(2,741)
United Kingdom Pound	9,379,819	U.S. Dollar	14,232,672	Citibank, N.A.	02/02/15	(105,001)
U.S. Dollar	10,000,000	Japanese Yen	1,118,603,200	Citibank, N.A.	02/04/15	473,833
Indian Rupee	6,054,000	U.S. Dollar	96,319	Citibank, N.A.	02/09/15	1,048
Indian Rupee	5,996,000	U.S. Dollar	96,349	Citibank, N.A.	02/09/15	85
U.S. Dollar	15,696,697	United Kingdom Pound	9,814,313	Citibank, N.A.	02/09/15	915,250
U.S. Dollar	3,947,703	Euro	2,903,000	Citibank, N.A.	02/10/15	667,031
U.S. Dollar	12,500,000	Mexican Peso	178,580,300	Citibank, N.A.	02/13/15	596,942
Chilean Peso	422,200,000	U.S. Dollar	738,499	Citibank, N.A.	02/17/15	(73,514)
U.S. Dollar	9,779,964	Canadian Dollar	11,081,960	Citibank, N.A.	02/17/15	1,060,980
U.S. Dollar	9,585,894	Canadian Dollar	10,899,190	Citibank, N.A.	02/18/15	1,010,826
Chilean Peso	974,634,000	U.S. Dollar	1,556,053	Citibank, N.A.	02/20/15	(21,157)
U.S. Dollar	12,500,000	Euro	10,089,115	Citibank, N.A.	02/24/15	1,097,003
Euro	6,038,472	U.S. Dollar	7,500,000	Citibank, N.A.	02/25/15	(675,096)
Singapore Dollar	12,245,500	U.S. Dollar	9,414,437	Citibank, N.A.	02/27/15	(368,402)
U.S. Dollar	9,783,954	Canadian Dollar	11,082,030	Citibank, N.A.	02/27/15	1,066,115
U.S. Dollar	9,773,329	Canadian Dollar	11,071,950	Citibank, N.A.	02/27/15	1,063,419
Euro	5,706,191	U.S. Dollar	7,088,698	Citibank, N.A.	03/05/15	(638,868)
U.S. Dollar	9,865,505	Canadian Dollar	11,111,400	Citibank, N.A.	03/05/15	1,125,220
U.S. Dollar	2,339,712	Canadian Dollar	2,668,288	Citibank, N.A.	03/10/15	240,949
U.S. Dollar	1,494,747	Euro	1,080,000	Citibank, N.A.	03/10/15	273,938
Chinese Offshore Yuan	93,620,700	U.S. Dollar	15,000,000	Citibank, N.A.	03/17/15	(193,493)
U.S. Dollar	15,057,420	Chinese Offshore Yuan	93,620,700	Citibank, N.A.	03/17/15	250,913
U.S. Dollar	18,555,802	Euro	13,298,791	Citibank, N.A.	03/17/15	3,522,056
Polish Zloty	10,400,000	Euro	2,406,761	Citibank, N.A.	03/19/15	82,052
Singapore Dollar	31,700,450	U.S. Dollar	24,294,604	Citibank, N.A.	03/19/15	(882,132)
U.S. Dollar	9,519,794	Canadian Dollar	11,075,500	Citibank, N.A.	03/27/15	810,040
Australian Dollar	6,144,084	U.S. Dollar	5,000,000	Citibank, N.A.	04/09/15	(238,503)
Euro	7,933,324	U.S. Dollar	9,367,456	Citibank, N.A.	04/13/15	(396,755)
Japanese Yen	2,154,590,000	U.S. Dollar	18,179,391	Citibank, N.A.	04/13/15	184,811
U.S. Dollar	27,325,169	Canadian Dollar	32,314,635	Citibank, N.A.	04/17/15	1,919,351
U.S. Dollar	14,223,622	United Kingdom Pound	9,379,819	Citibank, N.A.	05/05/15	105,064
U.S. Dollar	2,778,158	Japanese Yen	284,100,000	Citibank, N.A.	06/10/15	354,783
U.S. Dollar	537,497	Euro	398,462	Citibank, N.A.	07/28/15	86,351
U.S. Dollar	354,527	Euro	265,136	Citibank, N.A.	08/10/15	54,255
U.S. Dollar	102,639	Euro	76,711	Citibank, N.A.	08/10/15	15,763
160

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	800,089	Euro	620,368	Citibank, N.A.	09/28/15	$96,784
U.S. Dollar	1,529,122	Japanese Yen	177,080,000	Citibank, N.A.	11/19/15	13,661
U.S. Dollar	337,314	Japanese Yen	39,830,000	Citibank, N.A.	12/22/15	(3,814)
U.S. Dollar	5,407,413	Euro	4,616,000	Citibank, N.A.	01/25/16	161,035
U.S. Dollar	1,139,092	Euro	999,800	Citibank, N.A.	01/29/16	2,599
Chilean Peso	68,400,000	U.S. Dollar	113,659	Deutsche Bank AG	02/02/15	(5,889)
Chilean Peso	106,964,000	U.S. Dollar	178,541	Deutsche Bank AG	02/02/15	(10,010)
Indian Rupee	19,576,733	U.S. Dollar	314,574	Deutsche Bank AG	02/02/15	1,242
U.S. Dollar	280,920	Chilean Unidad de Fomento	175,364,000	Deutsche Bank AG	02/02/15	4,619
U.S. Dollar	318,322	Indian Rupee	19,576,733	Deutsche Bank AG	02/02/15	2,506
Chilean Peso	91,284,000	U.S. Dollar	152,343	Deutsche Bank AG	02/03/15	(8,513)
Indian Rupee	38,542,000	U.S. Dollar	618,492	Deutsche Bank AG	02/03/15	2,881
U.S. Dollar	145,357	Chilean Unidad de Fomento	91,284,000	Deutsche Bank AG	02/03/15	1,526
U.S. Dollar	624,086	Indian Rupee	38,542,000	Deutsche Bank AG	02/03/15	—
U.S. Dollar	2,137,266	Euro	1,580,000	Deutsche Bank AG	02/09/15	351,727
Indian Rupee	6,884,000	U.S. Dollar	110,584	Deutsche Bank AG	02/12/15	76
Chilean Peso	245,910,000	U.S. Dollar	397,720	Deutsche Bank AG	02/17/15	(10,400)
Chilean Peso	83,490,000	U.S. Dollar	145,301	Deutsche Bank AG	02/17/15	(13,800)
Indian Rupee	17,195,000	U.S. Dollar	274,426	Deutsche Bank AG	02/23/15	1,466
U.S. Dollar	4,137,383	Euro	3,010,100	Deutsche Bank AG	02/25/15	735,257
Chilean Peso	176,590,000	U.S. Dollar	307,434	Deutsche Bank AG	02/26/15	(29,404)
Chilean Peso	111,242,000	U.S. Dollar	178,044	Deutsche Bank AG	02/27/15	(2,908)
Indian Rupee	28,396,319	U.S. Dollar	460,456	Deutsche Bank AG	02/27/15	(5,148)
Chilean Peso	175,364,000	U.S. Dollar	280,192	Deutsche Bank AG	03/02/15	(4,160)
Chilean Peso	225,065,000	U.S. Dollar	388,445	Deutsche Bank AG	03/03/15	(34,222)
U.S. Dollar	147,516	Euro	107,000	Deutsche Bank AG	03/05/15	26,571
U.S. Dollar	2,608,605	Euro	1,900,000	Deutsche Bank AG	03/09/15	460,907
Chilean Peso	237,320,000	U.S. Dollar	403,338	Deutsche Bank AG	03/13/15	(30,258)
Hungary Forint	884,944,400	Euro	2,773,251	Deutsche Bank AG	03/19/15	78,038
U.S. Dollar	846,947	Euro	615,000	Deutsche Bank AG	03/26/15	151,651
U.S. Dollar	207,423	Euro	150,689	Deutsche Bank AG	03/31/15	37,051
U.S. Dollar	1,902,234	Euro	1,379,000	Deutsche Bank AG	04/07/15	343,003
U.S. Dollar	653,674	Euro	473,488	Deutsche Bank AG	04/07/15	118,303
U.S. Dollar	1,024,494	Euro	742,242	Deutsche Bank AG	04/13/15	185,195
Indian Rupee	93,183,000	U.S. Dollar	1,478,626	Deutsche Bank AG	04/20/15	3,312
Euro	3,010,938	Swedish Krona	28,478,956	Deutsche Bank AG	04/22/15	(39,774)
Indian Rupee	13,777,000	U.S. Dollar	218,544	Deutsche Bank AG	04/22/15	497
Swedish Krona	28,478,956	Euro	3,111,604	Deutsche Bank AG	04/22/15	(74,065)
Indian Rupee	22,003,000	U.S. Dollar	350,869	Deutsche Bank AG	04/27/15	(1,288)
Indian Rupee	32,760,147	U.S. Dollar	526,453	Deutsche Bank AG	04/30/15	(6,183)
Chilean Peso	91,284,000	U.S. Dollar	144,243	Deutsche Bank AG	05/05/15	(1,471)
Indian Rupee	38,542,000	U.S. Dollar	616,204	Deutsche Bank AG	05/05/15	—
Indian Rupee	19,576,733	U.S. Dollar	314,285	Deutsche Bank AG	05/05/15	(3,591)
U.S. Dollar	458,024	Euro	330,000	Deutsche Bank AG	05/07/15	84,778
Singapore Dollar	350,000	U.S. Dollar	269,718	Deutsche Bank AG	05/28/15	(11,344)
Singapore Dollar	350,000	U.S. Dollar	278,829	Deutsche Bank AG	05/29/15	(20,457)
U.S. Dollar	4,100,881	Euro	3,001,450	Deutsche Bank AG	06/10/15	704,653
U.S. Dollar	622,115	Euro	459,000	Deutsche Bank AG	06/15/15	102,710
U.S. Dollar	120,102	Japanese Yen	12,230,000	Deutsche Bank AG	06/22/15	15,763
Singapore Dollar	1,969,400	U.S. Dollar	1,502,441	Deutsche Bank AG	06/23/15	(48,931)
161

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	852,861	Euro	629,000	Deutsche Bank AG	07/22/15	$140,750
U.S. Dollar	773,522	Euro	571,000	Deutsche Bank AG	07/23/15	127,067
U.S. Dollar	1,344,514	Euro	997,000	Deutsche Bank AG	07/27/15	215,706
Chilean Peso	100,900,000	U.S. Dollar	170,497	Deutsche Bank AG	08/12/15	(14,067)
Polish Zloty	11,489,000	Euro	2,695,683	Deutsche Bank AG	08/19/15	30,631
Chilean Peso	2,170,640,000	U.S. Dollar	3,654,276	Deutsche Bank AG	08/21/15	(291,173)
Chilean Peso	202,500,000	U.S. Dollar	337,894	Deutsche Bank AG	08/27/15	(24,282)
U.S. Dollar	305,512	Euro	230,990	Deutsche Bank AG	08/31/15	43,795
U.S. Dollar	502,162	Euro	380,000	Deutsche Bank AG	09/02/15	71,596
Chilean Peso	470,475,000	U.S. Dollar	776,874	Deutsche Bank AG	09/08/15	(48,864)
U.S. Dollar	713,500	Euro	540,850	Deutsche Bank AG	09/08/15	100,602
Chilean Peso	243,930,000	U.S. Dollar	400,082	Deutsche Bank AG	09/09/15	(22,653)
U.S. Dollar	2,221,294	Euro	1,720,000	Deutsche Bank AG	09/23/15	271,553
U.S. Dollar	1,030,264	Euro	800,000	Deutsche Bank AG	09/28/15	123,312
U.S. Dollar	1,091,641	Euro	860,000	Deutsche Bank AG	10/26/15	116,092
U.S. Dollar	873,438	Euro	684,003	Deutsche Bank AG	10/30/15	97,466
U.S. Dollar	58,126	Euro	45,895	Deutsche Bank AG	11/03/15	6,056
U.S. Dollar	2,379,250	Euro	1,905,000	Deutsche Bank AG	11/10/15	217,604
U.S. Dollar	230,497	Euro	184,184	Deutsche Bank AG	11/16/15	21,473
U.S. Dollar	1,233,489	Japanese Yen	143,060,000	Deutsche Bank AG	11/18/15	9,200
U.S. Dollar	63,451	Euro	50,759	Deutsche Bank AG	11/19/15	5,843
U.S. Dollar	835,959	Euro	670,000	Deutsche Bank AG	12/04/15	75,306
U.S. Dollar	3,608,615	Euro	2,900,000	Deutsche Bank AG	12/14/15	315,532
U.S. Dollar	104,520	Japanese Yen	12,210,000	Deutsche Bank AG	12/21/15	(51)
U.S. Dollar	1,138,352	Euro	971,000	Deutsche Bank AG	01/20/16	34,865
U.S. Dollar	3,523,872	Euro	3,008,000	Deutsche Bank AG	01/25/16	105,088
U.S. Dollar	355,404	Euro	255,000	Goldman Sachs Group, Inc.	02/09/15	67,231
U.S. Dollar	315,009	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/15	41,083
U.S. Dollar	2,705,573	Japanese Yen	274,640,000	Goldman Sachs Group, Inc.	02/18/15	366,384
U.S. Dollar	205,345	Japanese Yen	20,855,910	Goldman Sachs Group, Inc.	02/18/15	27,710
U.S. Dollar	2,174,317	Euro	1,580,000	Goldman Sachs Group, Inc.	02/23/15	388,572
U.S. Dollar	517,776	Euro	373,000	Goldman Sachs Group, Inc.	05/07/15	95,896
U.S. Dollar	303,160	Euro	220,000	Goldman Sachs Group, Inc.	05/13/15	54,311
U.S. Dollar	216,315	Euro	157,000	Goldman Sachs Group, Inc.	05/13/15	38,727
U.S. Dollar	659,245	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/13/15	88,638
U.S. Dollar	939,414	Euro	682,000	Goldman Sachs Group, Inc.	05/14/15	167,973
U.S. Dollar	1,015,879	Euro	740,000	Goldman Sachs Group, Inc.	05/21/15	178,758
U.S. Dollar	1,343,753	Euro	996,000	Goldman Sachs Group, Inc.	07/27/15	216,078
U.S. Dollar	637,802	Euro	475,000	Goldman Sachs Group, Inc.	08/12/15	99,832
U.S. Dollar	137,195	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/08/16	(2,000)
U.S. Dollar	1,387,305	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/16	(3,761)
Indian Rupee	21,454,750	U.S. Dollar	344,248	HSBC Holdings Plc	02/03/15	1,645
U.S. Dollar	348,574	Indian Rupee	21,454,750	HSBC Holdings Plc	02/03/15	2,681
Indian Rupee	43,702,000	U.S. Dollar	702,076	HSBC Holdings Plc	02/09/15	791
Singapore Dollar	1,468,000	U.S. Dollar	1,178,170	HSBC Holdings Plc	02/09/15	(93,267)
U.S. Dollar	2,524,364	Euro	1,856,000	HSBC Holdings Plc	02/10/15	426,904
Indian Rupee	7,436,000	U.S. Dollar	119,437	HSBC Holdings Plc	02/12/15	97
U.S. Dollar	4,055,729	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/15	535,142
Indian Rupee	18,770,000	U.S. Dollar	300,946	HSBC Holdings Plc	02/13/15	730
Singapore Dollar	864,000	U.S. Dollar	691,598	HSBC Holdings Plc	02/17/15	(53,192)
Singapore Dollar	864,000	U.S. Dollar	683,544	HSBC Holdings Plc	02/18/15	(45,153)
U.S. Dollar	502,441	Japanese Yen	51,260,000	HSBC Holdings Plc	02/24/15	65,819
162

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	21,454,750	U.S. Dollar	340,862	HSBC Holdings Plc	03/03/15	$2,913
U.S. Dollar	532,092	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/15	69,534
U.S. Dollar	395,931	Euro	288,000	HSBC Holdings Plc	03/09/15	70,385
Mexican Peso	50,041,430	U.S. Dollar	3,778,993	HSBC Holdings Plc	03/10/15	(448,923)
Singapore Dollar	2,488,300	U.S. Dollar	1,969,651	HSBC Holdings Plc	03/16/15	(131,853)
Indian Rupee	74,579,000	U.S. Dollar	1,202,887	HSBC Holdings Plc	03/30/15	(13,278)
U.S. Dollar	2,589,123	Euro	1,864,543	HSBC Holdings Plc	04/16/15	480,708
Indian Rupee	21,454,750	U.S. Dollar	344,074	HSBC Holdings Plc	05/05/15	(3,576)
U.S. Dollar	2,793,143	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/15	359,565
U.S. Dollar	4,104,458	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/15	530,896
Singapore Dollar	1,574,000	U.S. Dollar	1,197,960	HSBC Holdings Plc	06/22/15	(36,264)
U.S. Dollar	846,141	Japanese Yen	98,220,000	HSBC Holdings Plc	07/16/15	7,907
U.S. Dollar	3,992,524	Euro	2,975,000	HSBC Holdings Plc	08/04/15	623,704
U.S. Dollar	3,008,728	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/15	382,714
U.S. Dollar	1,408,892	Japanese Yen	145,609,000	HSBC Holdings Plc	08/25/15	165,232
Mexican Peso	102,610,000	U.S. Dollar	7,633,253	HSBC Holdings Plc	08/27/15	(878,187)
U.S. Dollar	2,263,501	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/15	260,882
Singapore Dollar	2,091,000	U.S. Dollar	1,656,894	HSBC Holdings Plc	09/21/15	(114,678)
U.S. Dollar	2,897,545	Euro	2,263,000	HSBC Holdings Plc	10/20/15	330,814
U.S. Dollar	614,828	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/15	14,679
U.S. Dollar	319,333	Japanese Yen	37,330,000	HSBC Holdings Plc	11/24/15	(177)
U.S. Dollar	887,553	Euro	720,487	HSBC Holdings Plc	12/09/15	69,495
U.S. Dollar	104,575	Japanese Yen	12,230,000	HSBC Holdings Plc	12/21/15	(168)
U.S. Dollar	1,706,568	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/16	(5,316)
U.S. Dollar	18,268,575	Euro	15,000,000	JPMorgan Chase & Co.	12/17/12	1,306,658
U.S. Dollar	15,000,000	United Kingdom Pound	9,379,819	JPMorgan Chase & Co.	02/02/15	872,330
Swedish Krona	98,313,000	U.S. Dollar	11,931,672	JPMorgan Chase & Co.	02/03/15	(49,412)
U.S. Dollar	15,000,001	Euro	11,945,024	JPMorgan Chase & Co.	02/03/15	1,501,743
Japanese Yen	1,118,603,200	U.S. Dollar	9,352,377	JPMorgan Chase & Co.	02/04/15	173,790
Malaysian Ringgit	3,515,000	U.S. Dollar	1,038,742	JPMorgan Chase & Co.	02/04/15	(71,638)
U.S. Dollar	1,073,816	Malaysian Ringgit	3,515,000	JPMorgan Chase & Co.	02/04/15	106,711
Malaysian Ringgit	203,590,010	U.S. Dollar	61,880,522	JPMorgan Chase & Co.	02/05/15	(5,881,087)
U.S. Dollar	56,182,910	Malaysian Ringgit	203,590,010	JPMorgan Chase & Co.	02/05/15	183,475
Malaysian Ringgit	35,415,000	U.S. Dollar	10,761,494	JPMorgan Chase & Co.	02/06/15	(1,022,962)
U.S. Dollar	10,000,000	Canadian Dollar	11,419,280	JPMorgan Chase & Co.	02/06/15	1,014,260
U.S. Dollar	37,641,406	Japanese Yen	4,500,000,000	JPMorgan Chase & Co.	02/06/15	(681,915)
U.S. Dollar	9,740,099	Malaysian Ringgit	35,415,000	JPMorgan Chase & Co.	02/06/15	1,567
Japanese Yen	2,052,950,000	U.S. Dollar	17,171,508	JPMorgan Chase & Co.	02/09/15	312,529
U.S. Dollar	18,099,067	Japanese Yen	2,052,950,000	JPMorgan Chase & Co.	02/09/15	615,030
Euro	20,000,000	U.S. Dollar	24,968,861	JPMorgan Chase & Co.	02/11/15	(2,366,732)
U.S. Dollar	10,000,000	Euro	8,146,533	JPMorgan Chase & Co.	02/12/15	793,475
U.S. Dollar	7,500,000	Euro	6,118,982	JPMorgan Chase & Co.	02/12/15	584,842
Euro	20,058,426	U.S. Dollar	25,000,001	JPMorgan Chase & Co.	02/13/15	(2,331,471)
Japanese Yen	2,035,641,500	U.S. Dollar	17,032,277	JPMorgan Chase & Co.	02/13/15	305,029
Mexican Peso	535,902,200	U.S. Dollar	39,180,427	JPMorgan Chase & Co.	02/13/15	(3,460,503)
U.S. Dollar	23,174,965	Euro	20,058,426	JPMorgan Chase & Co.	02/13/15	506,435
U.S. Dollar	10,964,984	Mexican Peso	150,000,000	JPMorgan Chase & Co.	02/13/15	966,913
163

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	4,369,329	Euro	3,186,000	JPMorgan Chase & Co.	02/19/15	$768,572
Euro	9,942,643	U.S. Dollar	12,500,000	JPMorgan Chase & Co.	02/20/15	(1,262,921)
Japanese Yen	883,293,000	U.S. Dollar	7,395,076	JPMorgan Chase & Co.	02/20/15	128,335
U.S. Dollar	7,500,000	Japanese Yen	883,293,000	JPMorgan Chase & Co.	02/20/15	(23,411)
Malaysian Ringgit	64,525,000	U.S. Dollar	19,217,024	JPMorgan Chase & Co.	02/23/15	(1,506,267)
U.S. Dollar	17,709,620	Malaysian Ringgit	64,525,000	JPMorgan Chase & Co.	02/23/15	(1,137)
U.S. Dollar	7,500,000	Chilean Unidad de Fomento	4,638,000,000	JPMorgan Chase & Co.	02/24/15	197,133
Japanese Yen	512,332,500	U.S. Dollar	4,288,769	JPMorgan Chase & Co.	02/27/15	75,300
U.S. Dollar	4,341,963	Japanese Yen	512,332,500	JPMorgan Chase & Co.	02/27/15	(22,106)
Malaysian Ringgit	16,230,000	U.S. Dollar	4,789,730	JPMorgan Chase & Co.	03/02/15	(338,241)
U.S. Dollar	595,191	Japanese Yen	60,600,000	JPMorgan Chase & Co.	03/03/15	78,973
Malaysian Ringgit	32,400,000	U.S. Dollar	9,623,667	JPMorgan Chase & Co.	03/05/15	(739,673)
U.S. Dollar	8,881,579	Malaysian Ringgit	32,400,000	JPMorgan Chase & Co.	03/05/15	(2,415)
U.S. Dollar	15,000,000	Japanese Yen	1,814,724,000	JPMorgan Chase & Co.	03/09/15	(459,954)
U.S. Dollar	5,000,000	Mexican Peso	72,362,800	JPMorgan Chase & Co.	03/09/15	184,208
Indonesian Rupiah	61,000,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/12/15	(258,057)
U.S. Dollar	4,917,638	Indonesian Rupiah	61,200,000,000	JPMorgan Chase & Co.	03/12/15	160,147
U.S. Dollar	4,896,845	Indonesian Rupiah	61,000,000,000	JPMorgan Chase & Co.	03/12/15	154,902
Indian Rupee	2,633,000	U.S. Dollar	41,920	JPMorgan Chase & Co.	03/13/15	198
Singapore Dollar	2,807,550	U.S. Dollar	2,215,904	JPMorgan Chase & Co.	03/13/15	(142,252)
U.S. Dollar	16,553,636	Euro	11,944,925	JPMorgan Chase & Co.	03/16/15	3,050,519
Indonesian Rupiah	60,310,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/18/15	(316,992)
U.S. Dollar	4,842,232	Indonesian Rupiah	60,310,000,000	JPMorgan Chase & Co.	03/18/15	159,224
Hungary Forint	265,221,440	Euro	831,285	JPMorgan Chase & Co.	03/19/15	23,241
Indian Rupee	2,633,000	U.S. Dollar	42,193	JPMorgan Chase & Co.	03/20/15	(124)
Chinese Offshore Yuan	62,334,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	03/23/15	(149,732)
Indonesian Rupiah	61,345,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/23/15	(241,106)
Malaysian Ringgit	23,913,750	U.S. Dollar	6,774,625	JPMorgan Chase & Co.	04/09/15	(238,841)
Mexican Peso	101,167,500	U.S. Dollar	6,824,262	JPMorgan Chase & Co.	04/09/15	(104,604)
U.S. Dollar	6,533,811	Malaysian Ringgit	23,913,750	JPMorgan Chase & Co.	04/09/15	(1,973)
Indonesian Rupiah	60,550,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	04/13/15	(324,988)
U.S. Dollar	9,177,714	Euro	7,933,324	JPMorgan Chase & Co.	04/13/15	207,013
U.S. Dollar	18,042,921	Japanese Yen	2,154,590,000	JPMorgan Chase & Co.	04/13/15	(321,281)
Euro	3,840,851	U.S. Dollar	4,678,859	JPMorgan Chase & Co.	04/15/15	(335,688)
Indian Rupee	2,633,000	U.S. Dollar	41,747	JPMorgan Chase & Co.	04/15/15	156
Japanese Yen	1,165,172,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	04/16/15	(68,508)
U.S. Dollar	281,095	Euro	203,185	JPMorgan Chase & Co.	04/22/15	51,322
U.S. Dollar	21,017,912	Canadian Dollar	26,013,470	JPMorgan Chase & Co.	04/29/15	569,013
Euro	8,820,263	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	05/05/15	(24,127)
Malaysian Ringgit	203,590,010	U.S. Dollar	55,759,753	JPMorgan Chase & Co.	05/05/15	(244,680)
164

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	11,941,518	Swedish Krona	98,313,000	JPMorgan Chase & Co.	05/06/15	$48,041
U.S. Dollar	227,156	Euro	180,987	JPMorgan Chase & Co.	05/20/15	22,418
U.S. Dollar	486,368	Japanese Yen	57,068,000	JPMorgan Chase & Co.	05/20/15	(282)
Hong Kong Dollar	386,050,000	U.S. Dollar	49,777,256	JPMorgan Chase & Co.	06/19/15	19,455
Malaysian Ringgit	2,115,000	U.S. Dollar	651,330	JPMorgan Chase & Co.	07/31/15	(79,009)
U.S. Dollar	3,999,769	Euro	2,975,000	JPMorgan Chase & Co.	07/31/15	631,232
U.S. Dollar	639,288	Malaysian Ringgit	2,115,000	JPMorgan Chase & Co.	07/31/15	66,967
U.S. Dollar	2,159,446	Euro	1,606,300	JPMorgan Chase & Co.	08/05/15	340,471
U.S. Dollar	2,121,972	Euro	1,584,300	JPMorgan Chase & Co.	08/11/15	327,683
Chinese Yuan	373,770,000	U.S. Dollar	60,000,000	JPMorgan Chase & Co.	08/12/15	(700,652)
U.S. Dollar	30,382,986	Chinese Yuan	190,000,000	JPMorgan Chase & Co.	08/12/15	239,111
U.S. Dollar	29,206,929	Chinese Yuan	183,770,000	JPMorgan Chase & Co.	08/12/15	51,456
Chinese Offshore Yuan	156,487,500	U.S. Dollar	25,000,000	JPMorgan Chase & Co.	08/19/15	(613,730)
U.S. Dollar	24,938,247	Chinese Offshore Yuan	156,487,500	JPMorgan Chase & Co.	08/19/15	551,977
U.S. Dollar	2,163,103	Euro	1,612,000	JPMorgan Chase & Co.	08/20/15	337,096
U.S. Dollar	2,169,661	Japanese Yen	221,633,000	JPMorgan Chase & Co.	08/20/15	276,891
U.S. Dollar	1,416,435	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/26/15	166,221
U.S. Dollar	976,518	Euro	737,287	JPMorgan Chase & Co.	08/27/15	141,227
U.S. Dollar	1,089,639	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/15	126,783
U.S. Dollar	703,004	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/31/15	81,836
Chinese Offshore Yuan	125,420,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	09/10/15	(489,330)
U.S. Dollar	20,019,474	Chinese Offshore Yuan	125,420,000	JPMorgan Chase & Co.	09/10/15	508,803
Hungary Forint	348,678,000	Euro	1,107,020	JPMorgan Chase & Co.	09/25/15	5,313
Malaysian Ringgit	15,609,000	Japanese Yen	509,576,096	JPMorgan Chase & Co.	10/08/15	(155,550)
Malaysian Ringgit	10,882,486	Japanese Yen	351,240,071	JPMorgan Chase & Co.	10/13/15	(75,451)
U.S. Dollar	39,675,111	Hong Kong Dollar	307,740,000	JPMorgan Chase & Co.	10/26/15	(21,957)
U.S. Dollar	39,603,445	Hong Kong Dollar	307,196,000	JPMorgan Chase & Co.	10/26/15	(23,450)
U.S. Dollar	184,558	Euro	147,287	JPMorgan Chase & Co.	11/12/15	17,421
U.S. Dollar	714,045	Euro	572,000	JPMorgan Chase & Co.	12/15/15	64,499
Malaysian Ringgit	14,979,000	Euro	3,412,850	JPMorgan Chase & Co.	01/19/16	121,509
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase & Co.	06/12/17	157,539
U.S. Dollar	1,130,140	Euro	816,000	Morgan Stanley	03/10/15	207,750
Polish Zloty	4,031,000	Euro	944,470	Morgan Stanley	05/27/15	15,518
U.S. Dollar	936,438	Euro	686,000	Morgan Stanley	06/05/15	160,258
U.S. Dollar	503,331	Euro	403,000	Morgan Stanley	08/14/15	46,887
U.S. Dollar	541,038	Euro	403,000	Morgan Stanley	08/17/15	84,565
U.S. Dollar	1,629,010	Japanese Yen	166,449,000	Standard Chartered Bank	02/26/15	211,205
U.S. Dollar	493,216	Japanese Yen	50,022,000	Standard Chartered Bank	05/13/15	66,693
U.S. Dollar	1,097,957	Japanese Yen	127,990,000	Standard Chartered Bank	07/16/15	5,659
U.S. Dollar	279,122	Japanese Yen	31,954,500	Standard Chartered Bank	11/16/15	5,673
U.S. Dollar	669,156	Japanese Yen	78,840,000	Standard Chartered Bank	01/14/16	(6,435)
165

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	13,469,963	Swedish Krona	98,313,000	UBS AG	02/03/15	$1,587,703
Japanese Yen	4,500,000,000	U.S. Dollar	41,331,992	UBS AG	02/06/15	(3,008,671)
U.S. Dollar	24,633,163	Euro	20,000,000	UBS AG	02/11/15	2,031,034
Euro	59,661,911	U.S. Dollar	74,253,365	UBS AG	02/12/15	(6,828,499)
U.S. Dollar	18,664,486	Euro	15,000,000	UBS AG	02/12/15	1,712,750
U.S. Dollar	17,596,828	Japanese Yen	2,035,641,500	UBS AG	02/13/15	259,522
Euro	11,954,658	U.S. Dollar	15,000,000	UBS AG	02/20/15	(1,488,961)
U.S. Dollar	18,904,924	Euro	15,063,587	UBS AG	02/27/15	1,879,220
U.S. Dollar	20,000,002	Euro	16,231,632	UBS AG	03/09/15	1,652,292
U.S. Dollar	7,500,000	United Kingdom Pound	4,953,729	UBS AG	04/10/15	42,373
Swedish Krona	164,370,000	U.S. Dollar	20,221,766	UBS AG	04/23/15	(339,892)
U.S. Dollar	39,668,399	Hong Kong Dollar	307,680,000	UBS AG	10/26/15	(20,930)
						$15,604,709

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption” Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes

166

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2014	39,003	$9,945,609
Options written	9,527	5,250,227
Options terminated in closing purchase transactions	(6,452)	(4,429,880)
Options exercised	(21,181)	(4,960,052)
Options expired	(11,189)	(3,102,838)
Contracts outstanding at January 31, 2015	9,708	$2,703,066

A summary of the Real Return Fund’s written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2014	700	$823,200
Options written	1,000	1,541,000
Options terminated in closing purchase transactions	(1,700)	(2,364,200)
Options exercised	—	—
Options expired	—	—
Contracts outstanding at January 31, 2015	—	$—

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

167

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2015 (Unaudited)

7.	Federal Income Taxes:

At October 31, 2014, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

October 31, 2017
Real Return Fund*	$245,786,188
Fixed Income Fund*	—

*As of October 31, 2014, the Real Return Fund had a short-term and long-term capital loss carryforward of $55,431,184 and $88,174,679, respectively, and Fixed Income Fund had a long-term capital loss carryforward of $3,747,632, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Real Return Fund deferred qualified late-year ordinary losses of $4,250,373 which will be treated as arising on the first business day of the fiscal year ending October 31, 2015.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of January 31, 2015, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

9.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure other than the following event.

On February 12, 2015, the Board of Directors of the Corporation approved a Plan of Liquidation for the Real Return Fund, which was approved by shareholders on March 16, 2015. Pursuant to the Plan of Liquidation, assets of the Real Return Fund were liquidated and shareholders received cash in an amount equal to the net asset value of the shares of the Real Return Fund held by those shareholders on March 17, 2015, the liquidation date.

168

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	03/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	03/27/15

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	03/30/15

*	Print the name and title of each signing officer under his or her signature.